UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09102

iShares, Inc.

(Exact name of registrant as specified in charter)

c/o: State Street Bank and Trust Company

200 Clarendon Street, Boston, MA 02116

(Address of principal executive offices) (Zip code)

CT Corporation System

300 East Lombard Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-474-2737

Date of fiscal year end: August 31, 2008

Date of reporting period: February 29, 2008

Item 1.	Reports to Stockholders.

Fund Performance Overview

iSHARES® MSCI AUSTRIA INDEX FUND

Performance as of February 29, 2008

The iShares MSCI Austria Index Fund (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of publicly traded securities in the aggregate in the Austrian market, as measured by the MSCI Austria Investable Market IndexSM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended February 29, 2008, the Fund declined 8.15%, while the Index declined 9.31%.

Average Annual Total Returns

Year Ended 2/29/08			Five Years Ended 2/29/08			Ten Years Ended 2/29/08

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(4.38)%	(4.23)%	(6.95)%	32.17%	32.42%	32.39%	13.40%	13.28%	13.39%

Cumulative Total Returns

Year Ended 2/29/08			Five Years Ended 2/29/08			Ten Years Ended 2/29/08

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(4.38)%	(4.23)%	(6.95)%	303.34%	307.16%	306.67%	251.78%	247.83%	251.38%

Effective February 1, 2008, the Fund changed its underlying index from the MSCI Austria IndexSM to the MSCI Austria Investable Market Index. Performance shown above reflects the MSCI Austria Index through January 31, 2008 and the MSCI Austria Investable Market Index thereafter.

“Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

The Fund’s per share net asset value or ”NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table(s) above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION
As of 2/29/08
Sector	Percentage of Net Assets
Financial	39.22%

Industrial	16.54

Energy	14.84

Basic Materials	10.05

Communications	9.93

Utilities	6.31

Consumer Cyclical	1.25

Consumer Non-Cyclical	1.07

Short-Term and Other Net Assets	0.79

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 2/29/08
Security	Percentage of Net Assets
Erste Bank der Oesterreichischen Sparkassen AG	14.77%

OMV AG	14.25

Telekom Austria AG	9.93

voestalpine AG	7.99

Oesterreichische Elektrizitaetswirtschafts AG Class A	5.13

Raiffeisen International Bank Holding AG	4.78

Wienerberger AG	4.78

Meinl European Land Ltd.	4.69

CA Immobilien Anlagen AG	3.98

Vienna Insurance Group	3.78

TOTAL	74.08%

FUND PERFORMANCE OVERVIEWS	1

Fund Performance Overview

iSHARES® MSCI BELGIUM INDEX FUND

Performance as of February 29, 2008

The iShares MSCI Belgium Index Fund (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of publicly traded securities in the aggregate in the Belgian market, as measured by the MSCI Belgium Investable Market IndexSM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended February 29, 2008, the Fund declined 9.10%, while the Index declined 10.95%.

Average Annual Total Returns

Year Ended 2/29/08			Five Years Ended 2/29/08			Ten Years Ended 2/29/08

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(7.78)%	(7.76)%	(9.78)%	26.31%	25.97%	25.47%	8.15%	8.06%	7.72%

Cumulative Total Returns

Year Ended 2/29/08			Five Years Ended 2/29/08			Ten Years Ended 2/29/08

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(7.78)%	(7.76)%	(9.78)%	221.53%	217.23%	211.02%	118.98%	117.04%	110.32%

Effective December 1, 2007, the Fund changed its underlying index from the MSCI Belgium IndexSM to the MSCI Belgium Investable Market Index. Performance shown reflects the MSCI Belgium Index through November 30, 2007 and the MSCI Belgium Investable Market Index thereafter.

“Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

The Fund’s per share net asset value or ”NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table(s) above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION As of 2/29/08
Sector	Percentage of Net Assets
Financial	47.56%

Consumer Non-Cyclical	20.35

Diversified	10.84

Basic Materials	8.42

Communications	7.25

Industrial	4.40

Consumer Cyclical	0.75

Technology	0.10

Short-Term and Other Net Assets	0.33

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 2/29/08
Security	Percentage of Net Assets
Fortis	23.01%
KBC Group NV	12.89
InBev	9.19
Groupe Bruxelles Lambert SA	5.22
Belgacom SA	4.84
Solvay SA	4.57
Delhaize Group	4.37
Dexia SA	4.32
Umicore	3.82
Cofinimmo SA	3.63

TOTAL	75.86%

2	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® MSCI EMU INDEX FUND

Performance as of February 29, 2008

The iShares MSCI EMU Index Fund (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of publicly traded securities in the EMU markets, as measured by the MSCI EMU IndexSM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended February 29, 2008, the Fund declined 3.74%, while the Index declined 3.56%.

Average Annual Total Returns

Year Ended 2/29/08			Five Years Ended 2/29/08			Inception to 2/29/08

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
6.06%	6.05%	6.10%	24.01%	24.02%	24.33%	5.37%	5.38%	5.68%

Cumulative Total Returns

Year Ended 2/29/08			Five Years Ended 2/29/08			Inception to 2/29/08

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
6.06%	6.05%	6.10%	193.24%	193.39%	197.08%	48.80%	48.97%	52.15%

Total returns for the period since inception are calculated from the inception date of the Fund (7/25/00). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

The Fund’s per share net asset value or ”NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (7/31/00), the NAV of the Fund is used as a proxy for secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table(s) above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION As of 2/29/08
Sector	Percentage of Net Assets
Financial	27.52%

Communications	13.87

Industrial	11.52

Consumer Non-Cyclical	10.74

Utilities	10.28

Basic Materials	7.63

Energy	7.61

Consumer Cyclical	7.56

Technology	2.13

Diversified	0.98

Short-Term and Other Net Assets	0.16

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 2/29/08
Security	Percentage of Net Assets
Total SA (France)	3.55%

Nokia OYJ (Finland)	3.19

Telefonica SA (Spain)	2.79

E.ON AG (Germany)	2.59

Banco Santander SA (Spain)	2.53

Siemens AG (Germany)	2.45

Eni SpA (Italy)	2.03

Allianz SE Registered (Germany)	1.76

Daimler AG Registered (Germany)	1.75

Banco Bilbao Vizcaya Argentaria SA (Spain)	1.68

TOTAL	24.32%

FUND PERFORMANCE OVERVIEWS	3

Fund Performance Overview

iSHARES® MSCI FRANCE INDEX FUND

Performance as of February 29, 2008

The iShares MSCI France Index Fund (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of publicly traded securities in the aggregate in the French market, as measured by the MSCI France Index SM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended February 29, 2008, the Fund declined 5.50%, while the Index declined 5.34%.

Average Annual Total Returns

Year Ended 2/29/08			Five Years Ended 2/29/08			Ten Years Ended 2/29/08

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1.26%	1.59%	1.49%	21.71%	21.86%	22.01%	8.76%	8.78%	9.03%

Cumulative Total Returns

Year Ended 2/29/08			Five Years Ended 2/29/08			Ten Years Ended 2/29/08

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1.26%	1.59%	1.49%	167.13%	168.67%	170.33%	131.48%	132.06%	137.34%

“Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

The Fund’s per share net asset value or” NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table(s) above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION As of 2/29/08
Sector	Percentage of Net Assets
Financial	17.49%

Consumer Non-Cyclical	16.80

Energy	13.31

Industrial	13.28

Communications	11.29

Utilities	8.87

Basic Materials	7.95

Consumer Cyclical	6.90

Diversified	2.03

Technology	1.96

Short-Term and Other Net Assets	0.12

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 2/29/08
Security	Percentage of Net Assets
Total SA	12.21%

Sanofi-Aventis	5.66

BNP Paribas	5.52

ArcelorMittal	5.40

Suez SA	4.98

France Telecom SA	4.62

AXA	4.06

Vivendi	3.46

Carrefour SA	3.17

Societe Generale	3.02

TOTAL	52.10%

4	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® MSCI GERMANY INDEX FUND

Performance as of February 29, 2008

The iShares MSCI Germany Index Fund (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of publicly traded securities in the aggregate in the German market, as measured by the MSCI Germany Index SM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended February 29, 2008, the Fund declined 1.61%, while the Index declined 1.44%.

Average Annual Total Returns

Year Ended 2/29/08			Five Years Ended 2/29/08			Ten Years Ended 2/29/08

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
14.93%	14.80%	15.35%	29.61%	29.72%	29.89%	7.56%	7.58%	7.75%

Cumulative Total Returns

Year Ended 2/29/08			Five Years Ended 2/29/08			Ten Years Ended 2/29/08

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
14.93%	14.80%	15.35%	265.75%	267.32%	269.76%	107.32%	107.61%	110.94%

“Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

The Fund’s per share net asset value or ”NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table(s) above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION As of 2/29/08
Sector	Percentage of Net Assets
Financial	21.12%

Consumer Cyclical	17.41

Industrial	16.10

Utilities	15.32

Basic Materials	14.04

Consumer Non-Cyclical	5.50

Communications	4.92

Technology	4.33

Energy	0.68

Diversified	0.46

Short-Term and Other Net Assets	0.12

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 2/29/08
Security	Percentage of Net Assets
E.ON AG	10.29%

Siemens AG	9.78

Allianz SE Registered	7.01

Daimler AG Registered	6.98

BASF SE	5.49

Bayer AG	4.91

Deutsche Bank AG	4.84

RWE AG	4.68

Deutsche Telekom AG	4.67

SAP AG	3.69

TOTAL	62.34%

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview

iSHARES® MSCI ITALY INDEX FUND

Performance as of February 29, 2008

The iShares MSCI Italy Index Fund (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of publicly traded securities in the aggregate in the Italian market, as measured by the MSCI Italy Index SM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended February 29, 2008, the Fund declined 6.92%, while the Index declined 6.04%.

Average Annual Total Returns

Year Ended 2/29/08			Five Years Ended 2/29/08			Ten Years Ended 2/29/08

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(4.49)%	(4.47)%	(3.34)%	18.29%	18.38%	18.33%	7.85%	7.81%	7.82%

Cumulative Total Returns

Year Ended 2/29/08			Five Years Ended 2/29/08			Ten Years Ended 2/29/08

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(4.49)%	(4.47)%	(3.34)%	131.63%	132.51%	131.97%	112.95%	112.12%	112.38%

“Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

The Fund’s per share net asset value or ”NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table(s) above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION As of 2/29/08
Sector	Percentage of Net Assets
Financial	46.08%

Energy	19.20

Utilities	11.41

Communications	9.25

Consumer Non-Cyclical	5.15

Consumer Cyclical	5.00

Industrial	3.37

Diversified	0.34

Short-Term and Other Net Assets	0.20

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 2/29/08
Security	Percentage of Net Assets
Eni SpA	17.89%

UniCredito SpA	13.20

Intesa Sanpaolo SpA	10.09

Telecom Italia SpA	5.45

Assicurazioni Generali SpA	4.90

Enel SpA	4.84

Terna SpA	4.62

Unione di Banche Italiane ScpA	3.72

Fiat SpA	3.09

Mediobanca SpA	3.04

TOTAL	70.84%

6	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® MSCI NETHERLANDS INDEX FUND

Performance as of February 29, 2008

The iShares MSCI Netherlands Index Fund (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of publicly traded securities in the aggregate in the Dutch market, as measured by the MSCI Netherlands Investable Market IndexSM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended February 29, 2008, the Fund declined 4.61%, while the Index declined 3.45%.

Average Annual Total Returns

Year Ended 2/29/08			Five Years Ended 2/29/08			Ten Years Ended 2/29/08

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
7.74%	7.76%	9.27%	22.35%	22.42%	22.13%	4.02%	4.01%	5.13%

Cumulative Total Returns

Year Ended 2/29/08			Five Years Ended 2/29/08			Ten Years Ended 2/29/08

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
7.74%	7.76%	9.27%	174.16%	174.93%	171.74%	48.25%	48.19%	64.93%

Effective February 1, 2008, the Fund changed its underlying index from the MSCI Netherlands IndexSM to the MSCI Netherlands Investable Market Index. Performance shown above reflects the MSCI Netherlands Index through January 31, 2008 and the MSCI Netherlands Investable Market Index thereafter.

“Average Annual Total Returns ”represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns ”represent the total change in value of an investment over the period(s) indicated.

The Fund’s per share net asset value or ”NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table(s) above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION As of 2/29/08
Sector	Percentage of Net Assets
Consumer Non-Cyclical	25.99%

Financial	24.83

Industrial	18.65

Communications	14.55

Basic Materials	6.60

Technology	4.59

Energy	2.46

Consumer Cyclical	1.70

Diversified	0.52

Short-Term and Other Net Assets	0.11

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 2/29/08
Security	Percentage of Net Assets
ING Groep NV	16.16%

Unilever NV	13.13

Koninklijke Philips Electronics NV	11.29

Koninklijke KPN NV	8.80

Aegon NV	4.79

Akzo Nobel NV	4.73

TNT NV	4.35

Koninklijke Ahold NV	4.30

Reed Elsevier NV	3.48

Heineken NV	3.46

TOTAL	74.49%

FUND PERFORMANCE OVERVIEWS	7

Fund Performance Overview

iSHARES® MSCI SPAIN INDEX FUND

Performance as of February 29, 2008

The iShares MSCI Spain Index Fund (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of publicly traded securities in the aggregate in the Spanish market, as measured by the MSCI Spain Index SM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended February 29, 2008, the Fund returned 2.20%, while the Index returned 2.21%.

Average Annual Total Returns

Year Ended 2/29/08			Five Years Ended 2/29/08			Ten Years Ended 2/29/08

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
9.29%	9.46%	9.66%	27.86%	27.91%	28.14%	11.09%	11.10%	11.13%

Cumulative Total Returns

Year Ended 2/29/08			Five Years Ended 2/29/08			Ten Years Ended 2/29/08

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
9.29%	9.46%	9.66%	241.67%	242.33%	245.48%	186.32%	186.44%	187.24%

“Average Annual Total Returns ”represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

The Fund’s per share net asset value or” NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table(s) above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION As of 2/29/08
Sector	Percentage of Net Assets
Financial	38.75%

Communications	23.11

Utilities	15.31

Industrial	7.40

Energy	6.69

Consumer Non-Cyclical	3.79

Consumer Cyclical	3.03

Technology	1.14

Basic Materials	0.68

Short-Term and Other Net Assets	0.10

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 2/29/08
Security	Percentage of Net Assets
Telefonica SA	21.38%

Banco Santander SA	17.58

Banco Bilbao Vizcaya Argentaria SA	10.05

Banco Popular Espanol SA	5.06

Repsol YPF SA	4.92

Iberdrola SA	4.81

Gas Natural SDG SA	3.76

Union Fenosa SA	3.15

Actividades de Construccionesy Servicios SA	2.93

Abertis Infraestructuras SA	2.93

TOTAL	76.57%

8	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® MSCI SWEDEN INDEX FUND

Performance as of February 29, 2008

The iShares MSCI Sweden Index Fund (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of publicly traded securities in the aggregate in the Swedish market, as measured by the MSCI Sweden Index SM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended February 29, 2008, the Fund declined 12.00%, while the Index declined 11.87%.

Average Annual Total Returns

Year Ended 2/29/08			Five Years Ended 2/29/08			Ten Years Ended 2/29/08

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(3.24)%	(2.97)%	(3.18)%	27.81%	27.83%	28.02%	8.34%	8.34%	9.38%

Cumulative Total Returns

Year Ended 2/29/08			Five Years Ended 2/29/08			Ten Years Ended 2/29/08

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(3.24)%	(2.97)%	(3.18)%	241.11%	241.29%	243.83%	122.76%	122.69%	145.17%

“Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

The Fund’s per share net asset value or ”NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table(s) above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION As of 2/29/08
Sector	Percentage of Net Assets
Industrial	27.07%

Financial	23.19

Communications	20.89

Consumer Cyclical	13.38

Basic Materials	7.30

Consumer Non-Cyclical	7.01

Energy	1.03

Short-Term and Other Net Assets	0.13

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 2/29/08
Security	Percentage of Net Assets
Telefonaktiebolaget LM Ericsson AB Class B	10.63%

Nordea Bank AB	10.41

Hennes & Mauritz AB Class B	8.87

TeliaSonera AB	5.93

Volvo AB Class B	5.40

Sandvik AB	5.06

Svenska Handelsbanken AB Class A	4.58

Skandinaviska Enskilda Banken AB Class A	3.86

Atlas Copco AB Class A	3.49

Svenska Cellulosa AB Class B	3.09

TOTAL	61.32%

FUND PERFORMANCE OVERVIEWS	9

Fund Performance Overview

iSHARES® MSCI SWITZERLAND INDEX FUND

Performance as of February 29, 2008

The iShares MSCI Switzerland Index Fund (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of publicly traded securities in the aggregate in the Swiss market, as measured by the MSCI Switzerland IndexSM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended February 29, 2008, the Fund returned 0.42%, while the Index declined 1.70%.

Average Annual Total Returns

Year Ended 2/29/08			Five Years Ended 2/29/08			Ten Years Ended 2/29/08

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
4.30%	3.76%	1.77%	21.22%	21.01%	20.48%	5.51%	5.41%	5.71%

Cumulative Total Returns

Year Ended 2/29/08			Five Years Ended 2/29/08			Ten Years Ended 2/29/08

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
4.30%	3.76%	1.77%	161.72%	159.45%	153.87%	70.97%	69.36%	74.32%

“Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

The Fund’s per share net asset value or ”NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table(s) above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION As of 2/29/08
Sector	Percentage of Net Assets
Consumer Non-Cyclical	50.29%

Financial	22.72

Industrial	10.20

Consumer Cyclical	6.43

Basic Materials	6.33

Communications	2.76

Technology	0.72

Short-Term and Other Net Assets	0.55

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 2/29/08
Security	Percentage of Net Assets
Nestle SA Registered	18.18%

Roche Holding AG Genusschein	14.01

Novartis AG Registered	10.15

UBS AG Registered	5.56

Zurich Financial Services AG Registered	4.88

ABB Ltd. Registered	4.87

Credit Suisse Group Registered	4.28

Syngenta AG Registered	4.05

Swiss Reinsurance Co. Registered	4.05

Compagnie Financiere Richemont SA A Units Bearer	3.92

TOTAL	73.95%

10	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® MSCI UNITED KINGDOM INDEX FUND

Performance as of February 29, 2008

The iShares MSCI United Kingdom Index Fund (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of publicly traded securities in the aggregate in the British market, as measured by the MSCI United Kingdom IndexSM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended February 29, 2008, the Fund declined 7.79%, while the Index declined 7.52%.

Average Annual Total Returns

Year Ended 2/29/08			Five Years Ended 2/29/08			Ten Years Ended 2/29/08

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(1.28)%	(1.63)%	(0.62)%	18.21%	18.30%	19.13%	4.60%	4.55%	5.17%

Cumulative Total Returns

Year Ended 2/29/08			Five Years Ended 2/29/08			Ten Years Ended 2/29/08

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(1.28)%	(1.63)%	(0.62)%	130.84%	131.68%	139.89%	56.83%	55.98%	65.62%

“Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

The Fund’s per share net asset value or” NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table(s) above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION As of 2/29/08
Sector	Percentage of Net Assets
Financial	23.07%

Consumer Non-Cyclical	21.10

Energy	18.57

Basic Materials	12.59

Communications	10.70

Consumer Cyclical	4.59

Utilities	4.56

Industrial	3.82

Technology	0.41

Diversified	0.11

Short-Term and Other Net Assets	0.48

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 2/29/08
Security	Percentage of Net Assets
BP PLC	7.33%

HSBC Holdings PLC	6.40

Vodafone Group PLC	6.13

Royal Dutch Shell PLC Class A	4.60

GlaxoSmithKline PLC	4.32

Rio Tinto PLC	4.04

Royal Dutch Shell PLC Class B	3.47

Anglo American PLC	3.03

BG Group PLC	2.85

Royal Bank of Scotland Group PLC	2.71

TOTAL	44.88%

FUND PERFORMANCE OVERVIEWS	11

Shareholder Expenses (Unaudited)

iSHARES®, INC.

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2007 to February 29, 2008.

ACTUAL EXPENSES

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line under each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

iShares MSCI Index Fund	Beginning Account Value (9/1/07)	Ending Account Value (2/29/08)	Annualized Expense Ratio	Expenses Paid During Period[a] (9/1/07 to 2/29/08)
Austria
Actual	$1,000.00	$ 918.50	0.51%	$2.43
Hypothetical (5% return before expenses)	1,000.00	1,022.30	0.51	2.56
Belgium
Actual	1,000.00	909.00	0.51	2.42
Hypothetical (5% return before expenses)	1,000.00	1,022.30	0.51	2.56
EMU
Actual	1,000.00	962.60	0.51	2.49
Hypothetical (5% return before expenses)	1,000.00	1,022.30	0.51	2.56
France
Actual	1,000.00	945.00	0.51	2.47
Hypothetical (5% return before expenses)	1,000.00	1,022.30	0.51	2.56

12	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Shareholder Expenses (Unaudited) (Continued)

iSHARES®, INC.

iShares MSCI Index Fund	Beginning Account Value (9/1/07)	Ending Account Value (2/29/08)	Annualized Expense Ratio	Expenses Paid During Period[a] (9/1/07 to 2/29/08)
Germany
Actual	$1,000.00	$ 983.90	0.51%	$2.52
Hypothetical (5% return before expenses)	1,000.00	1,022.30	0.51	2.56
Italy
Actual	1,000.00	930.80	0.51	2.45
Hypothetical (5% return before expenses)	1,000.00	1,022.30	0.51	2.56
Netherlands
Actual	1,000.00	953.90	0.51	2.48
Hypothetical (5% return before expenses)	1,000.00	1,022.30	0.51	2.56
Spain
Actual	1,000.00	1,022.00	0.51	2.56
Hypothetical (5% return before expenses)	1,000.00	1,022.30	0.51	2.56
Sweden
Actual	1,000.00	880.00	0.51	2.38
Hypothetical (5% return before expenses)	1,000.00	1,022.30	0.51	2.56
Switzerland
Actual	1,000.00	1,004.20	0.51	2.54
Hypothetical (5% return before expenses)	1,000.00	1,022.30	0.51	2.56
United Kingdom
Actual	1,000.00	922.10	0.51	2.44
Hypothetical (5% return before expenses)	1,000.00	1,022.30	0.51	2.56

[a]

Expenses are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (366 days).

SHAREHOLDER EXPENSES	13

Schedule of Investments (Unaudited)

iSHARES® MSCI AUSTRIA INDEX FUND

February 29, 2008

Security	Shares	Value
COMMON STOCKS – 99.21%

AIRLINES – 0.20%
Austrian Airlines AGa,b	75,869	$595,464

		595,464

BANKS – 19.55%
Erste Bank der Oesterreichischen Sparkassen AG	755,058	44,130,761
Raiffeisen International Bank Holding AG	110,202	14,287,220

		58,417,981

BIOTECHNOLOGY – 1.07%
Intercell AGa	82,983	3,187,205

		3,187,205

BUILDING MATERIALS – 4.78%
Wienerberger AG	293,044	14,280,330

		14,280,330

CHEMICALS – 0.32%
Lenzing AG	1,746	964,819

		964,819

ELECTRIC – 6.31%
EVN AGb	27,066	3,535,699
Oesterreichische Elektrizitaetswirtschafts AG Class A	205,701	15,317,073

		18,852,772

ELECTRICAL COMPONENTS & EQUIPMENT – 0.87%
Zumtobel AG	90,691	2,589,723

		2,589,723

ENGINEERING & CONSTRUCTION – 2.82%
Flughafen Wien AG	64,171	7,351,162
Meinl Airports International AGa	140,722	1,066,014

		8,417,176

ENTERTAINMENT – 0.95%
bwin Interactive Entertainment AGa,b	94,081	2,852,203

		2,852,203
ENVIRONMENTAL CONTROL – 0.57%
BWT AG	30,818	1,439,569
Christ Water Technology AGa	16,122	281,460

		1,721,029

Security	Shares	Value
FOREST PRODUCTS & PAPER – 1.74%
Mayr-Melnhof Karton AG	50,642	$5,188,606

		5,188,606

INSURANCE – 3.78%
Vienna Insurance Group	134,168	11,281,860

		11,281,860

IRON & STEEL – 7.99%
voestalpine AG	376,340	23,881,249

		23,881,249

LODGING – 0.10%
Warimpex Finanz-und Beteiligungs AG	26,625	295,466

		295,466

MACHINERY – 3.36%
Andritz AG	167,812	9,515,114
A-TEC Industries AG	5,730	513,224

		10,028,338

MACHINERY – CONSTRUCTION & MINING – 0.75%
Palfinger AG	65,893	2,247,723

		2,247,723

MANUFACTURING – 2.05%
RHI AGa	150,757	6,138,138

		6,138,138

OIL & GAS – 14.25%
OMV AG	585,368	42,566,199

		42,566,199

OIL & GAS SERVICES – 0.59%
Schoeller-Bleckmann Oilfield Equipment AG	19,858	1,755,427

		1,755,427

REAL ESTATE – 15.89%
CA Immo International AGa	73,260	1,156,646
CA Immobilien Anlagen AGa	537,933	11,890,221
conwert Immobilien Invest SEa	179,510	2,888,650
ECO Business-Immobilien AGa	93,266	1,118,538
Immoeast AGa	897,254	8,131,864
IMMOFINANZ AG	654,761	7,136,867
Meinl European Land Ltd.[a]	1,111,793	14,008,848
Sparkassen Immobilien AGa	107,241	1,139,618

		47,471,252

14	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI AUSTRIA INDEX FUND

February 29, 2008

Security	Shares	Value

TELECOMMUNICATIONS – 9.93%
Telekom Austria AG	1,305,646	$29,672,055

		29,672,055

TRANSPORTATION – 1.34%
Oesterreichische Post AG	101,782	4,017,397

		4,017,397

TOTAL COMMON STOCKS
(Cost: $334,229,488)		296,422,412

SHORT-TERM INVESTMENTS – 1.47%

MONEY MARKET FUNDS – 1.47%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 3.59%[c,d]	19,275	19,275
BGI Cash Premier Fund LLC 3.63%[c,d,e]	4,363,538	4,363,538

		4,382,813

TOTAL SHORT-TERM INVESTMENTS (Cost: $4,382,813)		4,382,813

TOTAL INVESTMENTS IN SECURITIES –100.68%
(Cost: $338,612,301)		300,805,225

Other Assets, Less Liabilities – (0.68)%		(2,042,784)

NET ASSETS – 100.00%		$298,762,441

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	This security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (Unaudited)

iSHARES® MSCI BELGIUM INDEX FUND

February 29, 2008

Security	Shares	Value

COMMON STOCKS – 99.67%

BANKS – 40.91%
Banque Nationale de Belgique	460	$2,042,604
Dexia SA	533,573	12,692,969
Fortis	3,037,123	67,684,435
KBC Group NV	299,576	37,901,892

		120,321,900

BEVERAGES – 9.19%
InBev	296,657	27,021,299

		27,021,299

BIOTECHNOLOGY – 0.04%
Devgen NVa	4,960	116,335

		116,335

CHEMICALS – 4.60%
Solvay SA	106,243	13,427,184
Tessenderlo Chemie NV	2,163	96,506

		13,523,690

DIVERSIFIED FINANCIAL SERVICES – 1.65%
KBC Ancora SCA	48,184	4,844,601

		4,844,601

ELECTRICAL COMPONENTS & EQUIPMENT – 1.30%
NV Bekaert SA	28,708	3,813,391

		3,813,391

ELECTRONICS – 0.97%
Barco NV	22,613	1,647,782
EVS Broadcast Equipment SA	11,667	1,206,165

		2,853,947

FOOD – 7.11%
Colruyt SA	32,778	8,059,673
Delhaize Group	168,370	12,861,918

		20,921,591

HEALTH CARE – PRODUCTS – 0.10%
Ion Beam Applications SAa	14,525	312,454

		312,454

HOLDING COMPANIES – DIVERSIFIED – 10.84%
Ackermans & van Haaren NV	41,971	4,324,417
Compagnie Nationale a Portefeuille SA	49,766	3,487,377

Security	Shares	Value
Groupe Bruxelles Lambert SA	127,313	$15,367,205
Sofina SA	78,632	8,700,970

		31,879,969

INVESTMENT COMPANIES – 0.56%
RHJ International SAa	126,020	1,660,579

		1,660,579

MANUFACTURING – 0.93%
AGFA-Gevaert NV	282,805	2,747,688

		2,747,688

MINING – 3.82%
Umicore	218,890	11,228,313

		11,228,313

PHARMACEUTICALS – 3.91%
Omega Pharma SA	33,378	1,588,034
UCB SA	208,337	9,918,428

		11,506,462

REAL ESTATE INVESTMENT TRUSTS – 3.63%
Cofinimmo SA	51,909	10,669,145

		10,669,145

RETAIL – 0.75%
SA D’Ieteren NV	6,240	2,216,669

		2,216,669

SEMICONDUCTORS – 0.10%
ICOS Vision Systems Corp. NVa	5,350	289,949

		289,949

TELECOMMUNICATIONS – 7.25%
Belgacom SA	295,706	14,250,689
Mobistar SA	67,244	5,764,634
Option NVa	43,080	353,159
Telenet Group Holding NVa	45,240	964,938

		21,333,420

TRANSPORTATION – 1.20%
Compagnie Maritime Belge SA	23,397	1,748,955
Euronav SA	45,642	1,773,109

		3,522,064

VENTURE CAPITAL – 0.81%
GIMV NV	33,542	2,378,478

		2,378,478

TOTAL COMMON STOCKS (Cost: $301,060,717)		293,161,944

16	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI BELGIUM INDEX FUND

February 29, 2008

Security	Shares	Value
SHORT-TERM INVESTMENTS – 0.02%

MONEY MARKET FUNDS – 0.02%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 3.59%[b,c]	63,007	$63,007

		63,007

TOTAL SHORT-TERM INVESTMENTS

(Cost: $63,007)		63,007

TOTAL INVESTMENTS IN SECURITIES – 99.69% (Cost: $301,123,724)		293,224,951

Other Assets, Less Liabilities – 0.31%		902,891

NET ASSETS – 100.00%		$294,127,842

[a]	Non-income earning security.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Unaudited)

iSHARES® MSCI EMU INDEX FUND

February 29, 2008

Security	Shares	Value
COMMON STOCKS – 98.42%

AUSTRIA – 1.66%
Andritz AG	23,922	$1,356,402
bwin Interactive Entertainment AGa	14,044	425,764
Erste Bank der Oesterreichischen Sparkassen AG	115,877	6,772,646
Flughafen Wien AG	6,569	752,517
Immoeast AGa	245,374	2,223,839
IMMOFINANZ AG	221,777	2,417,360
Mayr-Melnhof Karton AG	10,458	1,071,491
Meinl European Land Ltd.[a]	208,394	2,625,812
Oesterreichische Elektrizitaetswirtschafts AG Class A	52,894	3,938,636
OMV AG	99,826	7,259,046
Raiffeisen International Bank Holding AG	30,241	3,920,617
RHI AGa	15,416	627,669
Telekom Austria AG	202,977	4,612,847
Vienna Insurance Group	18,863	1,586,144
voestalpine AG	68,662	4,357,056
Wienerberger AG	46,062	2,244,648

		46,192,494

BELGIUM – 3.43%
AGFA-Gevaert NV	52,199	507,157
Barco NV	2,795	203,668
Belgacom SA	99,363	4,788,510
Cofinimmo SA	9,551	1,963,070
Colruyt SA	8,362	2,056,104
Compagnie Maritime Belge SA	7,558	564,970
Compagnie Nationale a Portefeuille SA	12,071	845,881
Delhaize Group	61,292	4,682,144
Dexia SA	325,896	7,752,618
Euronav SA	11,243	436,770
Fortis	1,306,758	29,122,027
Groupe Bruxelles Lambert SA	40,589	4,899,260
InBev	95,689	8,715,928
KBC Ancora SCA	2,623	263,726
KBC Group NV	107,012	13,538,993
Mobistar SA	15,247	1,307,081
NV Bekaert SA	8,012	1,064,264

Security	Shares	Value
Omega Pharma SA	10,279	$489,047
SA D’Ieteren NV	1,614	573,350
Solvay SA	35,885	4,535,212
UCB SA	66,564	3,168,953
Umicore	74,775	3,835,703

		95,314,436

FINLAND – 5.41%
Amer Sports OYJ Class Ab	49,347	1,037,554
Cargotec Corp. Class Ba	24,570	1,227,161
Elisa OYJ Class A	80,964	2,486,499
Fortum OYJ	281,988	11,857,982
Kesko OYJ Class B	33,829	1,553,000
Kone OYJ Class B	103,112	3,640,988
Konecranes OYJ	39,787	1,461,696
Metso OYJ	67,287	3,536,377
Neste Oil OYJ	73,157	2,583,247
Nokia OYJ	2,424,506	88,703,486
Nokian Renkaat OYJ	71,162	2,955,729
OKO Bank PLC Class A	44,836	787,518
Orion OYJ Class B	47,911	1,027,727
Outokumpu OYJ	72,463	2,784,254
Rautaruukki OYJ	49,036	2,168,482
Sampo OYJ Class A	235,659	6,446,726
SanomaWSOY OYJ Class B	23,422	593,445
Stora Enso OYJ Class R	332,216	4,185,998
TietoEnator OYJ	26,218	495,131
UPM-Kymmene OYJ	326,599	5,696,856
Uponor OYJ	21,280	559,202
Wartsila OYJ Class B	38,480	2,656,198
YIT OYJ	77,546	1,947,131

		150,392,387

FRANCE – 29.30%
Accor SA	127,161	9,119,357
Aeroports de Paris	19,336	2,364,463
Air France-KLM	95,987	2,611,264
Alcatel-Lucent	1,432,499	8,502,986
ALSTOM	63,623	13,575,173
ArcelorMittal	567,801	43,676,461
Atos Origin SAa	45,992	2,501,667
AXA	940,772	32,105,621
BNP Paribas	513,979	46,480,774
Bouygues SA	117,003	8,071,155

18	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMU INDEX FUND

February 29, 2008

Security	Shares	Value
Cap Gemini SA	83,722	$4,631,465
Carrefour SA	354,698	25,135,641
Casino Guichard-Perrachon SA	26,950	3,067,641
Christian Dior SA	5,225	573,568
CNP Assurances SA	25,999	2,871,770
Compagnie de Saint-Gobain	164,094	13,008,582
Compagnie Generale de Geophysique-Veritas[a]	16,177	3,991,461
Compagnie Generale des Etablissements Michelin Class B	84,765	8,442,809
Credit Agricole SA	430,095	11,778,807
Dassault Systemes SA	25,041	1,375,754
Eiffage SA	12,005	1,062,870
Electricite de France	50,507	4,734,661
Essilor International SA	121,855	7,270,031
Eurazeo	6,785	824,540
European Aeronautic Defence and Space Co.[b]	205,292	5,432,126
France Telecom SA	1,119,579	37,867,821
Gaz de France	121,683	7,015,930
Gecina SA	7,081	1,031,968
Groupe Danone	272,054	21,468,009
Hermes International	40,532	4,778,546
Icade	11,785	1,678,158
Imerys SA	22,908	1,932,190
JCDecaux SAb	24,527	745,061
Klepierre	45,767	2,695,781
Lafarge SA	93,523	16,324,546
Lagardere SCA	69,217	5,485,089
L’Air Liquide SA	154,205	21,993,565
Legrand SA	28,159	895,574
L’Oreal SA	160,815	19,218,170
LVMH Moet Hennessy Louis Vuitton SA	143,963	14,911,682
M6-Metropole Television	55,671	1,321,801
Natixis	156,587	2,315,341
Neopost SA	26,172	2,737,118
Neuf Cegetel	12,005	636,774
PagesJaunes SA	69,348	1,298,068
Pernod Ricard SA	104,476	11,165,793
PPR SAb	45,848	6,319,152
PSA Peugeot Citroen SA	91,581	7,029,312
Publicis Groupe SA	77,881	2,836,365

Security	Shares	Value
Renault SA	114,635	$12,390,750
Safran SAb	105,090	2,123,439
Sanofi-Aventis	612,054	45,333,676
Schneider Electric SA	132,188	15,195,081
SCOR SE	111,584	2,549,405
SES SA	75,305	1,871,427
Societe BIC	12,759	809,449
Societe des Autoroutes Paris-Rhin-Rhone	18,413	2,090,588
Societe Generale[b]	237,205	25,603,175
Societe Generale NV New[a]	59,758	6,566,214
Societe Television Francaise 1	92,942	2,215,195
Sodexo	61,882	3,505,016
STMicroelectronics NV	466,991	5,671,512
Suez SA	627,912	40,235,974
Technip SA	62,064	5,101,036
Thales SA	66,681	4,108,862
Total SA	1,301,148	98,743,886
Unibail-Rodamco	41,101	10,095,580
Valeo SA	47,490	1,811,737
Vallourec SA	30,405	6,382,243
Veolia Environnement	207,416	18,536,881
Vinci SA	236,082	16,471,884
Vivendi	692,480	27,563,877
Wendel	6,785	772,729
Zodiac SA	26,937	1,410,402

		814,072,479

GERMANY – 24.08%
Adidas AG	130,106	8,283,734
Allianz SE Registered	274,111	48,895,029
ALTANA AG	39,026	907,639
Arcandor AGa,b	49,602	878,760
BASF SE	305,844	38,992,063
Bayer AG	448,690	34,636,797
Bayerische Motoren Werke AG	102,868	5,650,010
Beiersdorf AG	55,197	4,436,922
Bilfinger Berger AG	21,433	1,709,517
Celesio AG	44,347	2,552,895
Commerzbank AG	382,740	11,667,235
Continental AG	89,789	8,821,898
Daimler AG Registered	573,338	48,558,747
Deutsche Bank AG	306,537	34,557,175

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMU INDEX FUND

February 29, 2008

Security	Shares	Value
Deutsche Boerse AG	121,463	$19,340,980
Deutsche Lufthansa AG Registered	139,649	3,283,898
Deutsche Post AG	488,290	16,293,182
Deutsche Postbank AG	52,721	5,152,702
Deutsche Telekom AG	1,707,013	32,574,105
Douglas Holding AG	13,636	726,599
E.ON AG	382,250	72,072,481
Fraport AG	4,167	311,425
Fresenius Medical Care AG & Co. KGaA	117,932	6,207,059
GEA Group AGa	85,640	2,806,918
Heidelberger Druckmaschinen AGb	46,271	1,130,928
HeidelbergerCement AG	7,823	1,253,522
Henkel KGaA	68,667	2,802,062
Hochtief AG	28,241	3,092,834
Hypo Real Estate Holding AG	109,816	3,157,519
Infineon Technologies AGa	491,431	3,998,782
IVG Immobilien AG	56,028	1,964,796
K+S AG	21,401	6,262,552
Linde AG	71,115	9,481,019
MAN AG	71,700	9,493,702
Merck KGaA	38,717	4,830,822
METRO AG	95,387	8,032,445
MLP AG	38,476	544,385
Muenchener Rueckversicherungs- Gesellschaft AG Registered	125,275	22,135,048
Premiere AGa	27,665	594,695
Puma AG	4,706	1,682,883
Q-Cells AGa	27,141	2,229,481
QIAGEN NVa	71,212	1,596,739
Rheinmetall AG	20,083	1,408,851
RWE AG	275,181	33,365,874
Salzgitter AG	26,237	4,667,325
SAP AG	530,639	25,463,849
Siemens AG	524,989	68,078,527
SolarWorld AG	50,549	2,317,501
Suedzucker AG	35,057	771,690
ThyssenKrupp AG	213,703	12,376,719
TUI AGa	142,882	3,448,856
Volkswagen AG	96,440	21,959,371
Wacker Chemie AG	3,123	674,221
Wincor Nixdorf AG	13,560	1,084,647

		669,219,415

Security	Shares	Value
GREECE – 1.69%
Coca-Cola Hellenic Bottling Co. SA ADR	259,075	$11,293,079
Hellenic Telecommunications Organization SA SP ADR	920,658	12,787,940
National Bank of Greece SA ADR	2,089,942	22,843,066

		46,924,085

IRELAND – 1.94%
Allied Irish Banks PLC	553,459	11,426,803
Anglo Irish Bank Corp. PLC	239,703	3,426,054
Bank of Ireland	623,162	8,845,308
CRH PLC	335,818	12,515,720
DCC PLC	40,939	1,034,913
Elan Corp. PLC[a]	283,568	6,612,243
Greencore Group PLC	98,031	648,859
IAWS Group PLC	46,320	940,227
Irish Life & Permanent PLC	180,353	2,950,677
Kerry Group PLC Class A	74,107	2,331,263
Kingspan Group PLC	60,980	831,035
Paddy Power PLC	34,042	1,093,014
Ryanair Holdings PLC[a]	43,520	208,312
Smurfit Kappa Group PLC[a]	74,161	1,069,546

		53,933,974

ITALY – 10.58%
A2A SpA	370,778	1,508,513
Alleanza Assicurazioni SpA	236,625	3,053,374
Arnoldo Mondadori Editore SpA	474	3,846
Assicurazioni Generali SpA	638,520	27,597,030
Atlantia SpA	179,316	5,771,056
Autogrill SpA	82,001	1,318,304
Banca Carige SpA[b]	184,855	724,723
Banca Monte dei Paschi di Siena SpA[b]	1,167,950	5,328,060
Banca Popolare di Milano Scrl	281,743	3,376,802
Banco Popolare SpA[a]	409,617	7,797,868
Bulgari SpA	72,083	809,776
Enel SpA	2,654,878	28,756,692
Eni SpA	1,622,186	56,443,722
Fiat SpA	427,446	9,130,104
Finmeccanica SpA	200,298	6,200,036
Fondiaria-Sai SpA	44,319	1,980,070
IFIL Investments SpA	94,339	738,279

20	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMU INDEX FUND

February 29, 2008

Security	Shares	Value
Intesa Sanpaolo SpA	4,629,934	$31,277,727
Italcementi SpA	68,305	1,400,904
Italcementi SpA RNC	46,457	711,964
Lottomatica SpA	58,663	2,132,008
Luxottica Group SpA	70,871	1,969,959
Mediaset SpA	478,396	4,339,362
Mediobanca SpA	298,492	5,786,607
Mediolanum SpA[b]	204,555	1,294,931
Parmalat SpA	920,677	3,525,647
Pirelli & C. SpA[a]	1,493,833	1,481,999
Prysmian SpA[a]	52,091	1,028,822
Saipem SpA	64,755	2,667,003
Seat Pagine Gialle SpA[b]	3,846,393	1,136,310
Snam Rete Gas SpA	472,247	3,299,616
Telecom Italia SpA	5,879,496	14,825,526
Terna SpA	869,755	3,779,574
UniCredito SpA	5,817,502	43,142,121
Unione di Banche Italiane ScpA	381,839	9,013,865
Unipol Gruppo Finanziario SpA	186,421	527,806

		293,880,006

NETHERLANDS – 7.68%
Aegon NV	898,037	13,578,567
Akzo Nobel NV	155,002	11,459,526
ASML Holding NVa	256,257	6,259,392
Corio NV	24,609	2,295,706
Corporate Express NV	26,418	314,826
Fugro NV CVA	29,660	2,258,096
Hagemeyer NVb	203,632	1,490,025
Heineken Holding NV	19,613	1,003,996
Heineken NV	143,253	8,131,292
ING Groep NV	1,148,437	38,791,589
Koninklijke Ahold NVa	744,408	9,865,649
Koninklijke DSM NV	93,886	4,154,701
Koninklijke KPN NV	1,131,246	21,501,154
Koninklijke Philips Electronics NV	710,405	28,018,542
Oce NV	38,548	718,622
Randstad Holding NVb	36,735	1,408,685
Reed Elsevier NV	379,295	7,122,742
SBM Offshore NV	90,289	2,933,249
TNT NV	246,673	9,777,523
TomTom NVa	33,152	1,570,235
Unilever NV	1,046,475	32,615,060

Security	Shares	Value
Vedior NV	99,300	$2,511,450
Wereldhave NV	7,907	962,210
Wolters Kluwer NV	180,874	4,717,367

		213,460,204

PORTUGAL – 0.96%
Banco BPI SA Registered	163,009	785,698
Banco Comercial Portugues SA Class Rb	1,451,955	4,210,047
Banco Espirito Santo SA Registered	151,025	2,731,765
BRISA - Auto - estradas de Portugal SA	209,942	3,180,755
CIMPOR - Cimentos de Portugal SGPS SA	145,685	1,221,933
Energias de Portugal SA	1,202,130	7,071,695
Jeronimo Martins SGPS SA	104,919	777,274
Portugal Telecom SGPS SA	310,549	3,983,706
Sonae Industria SGPS SAa	64,314	464,743
Sonae SGPS SA	569,601	1,046,301
Zon Multimedia - Servicos de Telecomunicacoes e Multimedia SGPS SA	93,636	1,165,620

		26,639,537

SPAIN – 11.69%
Abertis Infraestructuras SA	166,401	5,289,724
Acciona SA	17,849	4,579,320
Acerinox SA	102,983	2,604,599
Actividades de Construcciones y Servicios SA	118,846	6,119,850
Antena 3 de Television SAb	77,245	1,070,635
Banco Bilbao Vizcaya Argentaria SA	2,238,609	46,762,429
Banco Popular Espanol SAb	508,084	8,029,465
Banco Sabadell SAb	310,565	2,875,959
Banco Santander SA	3,879,600	70,263,176
Bankinter SAb	80,895	1,204,734
Cintra Concesiones de Infraestructuras de Transporte SAb	115,658	1,850,618
Criteria CaixaCorp SA	311,318	2,155,110
Enagas SA	41,958	1,270,744
Fomento de Construcciones y Contratas SA	24,591	1,496,250

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMU INDEX FUND

February 29, 2008

Security	Shares	Value
Gamesa Corporacion Tecnologica SA	101,977	$4,203,126
Gas Natural SDG SA	92,056	5,616,561
Gestevision Telecinco SA	54,466	1,169,164
Grupo Ferrovial SA	38,479	2,541,051
Iberdrola Renovables SAa	447,989	2,788,378
Iberdrola SA	2,209,692	32,203,521
Iberia Lineas Aereas de Espana SA	259,336	940,938
Indra Sistemas SA	77,794	2,177,747
Industria de Diseno Textil SA	123,594	6,445,024
Mapfre SA	299,474	1,359,348
Promotora de Informaciones SAb	35,843	502,234
Red Electrica de Espana SA	53,243	3,343,863
Repsol YPF SA	525,142	18,216,433
SacyrVallehermoso SAb	59,218	1,815,957
Sogecable SAa,b	31,877	1,342,407
Telefonica SA	2,653,200	77,495,313
Union Fenosa SA	71,488	4,737,157
Zardoya Otis SAb	65,396	1,641,060
Zeltia SAb	88,842	596,130

		324,708,025

TOTAL COMMON STOCKS (Cost: $2,384,395,055)		2,734,737,042

PREFERRED STOCKS – 1.42%

GERMANY – 1.04%
Bayerische Motoren Werke AG	14,615	677,592
Fresenius SE	11,945	1,009,141
Henkel KGaA	114,647	5,083,872
Porsche Automobil Holding SE	5,360	9,238,117
ProSiebenSat.1 Media AG	62,905	1,361,774
RWE AG	22,964	2,316,208
Volkswagen AG	65,307	9,114,175

		28,800,879

ITALY – 0.38%
Intesa Sanpaolo SpA RNC	541,558	3,459,151
Istituto Finanziario Industriale SpA[a]	33,331	948,746
Telecom Italia SpA RNC	2,467,029	4,797,597
Unipol Gruppo Finanziario SpA	521,969	1,385,117

		10,590,611

TOTAL PREFERRED STOCKS (Cost: $32,725,917)		39,391,490

Security	Shares	Value

SHORT-TERM INVESTMENTS – 2.13%

MONEY MARKET FUNDS – 2.13%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 3.59%[c,d]	1,285,993	$1,285,993
BGI Cash Premier Fund LLC 3.63%[c,d,e]	57,759,398	57,759,398

		59,045,391

TOTAL SHORT-TERM INVESTMENTS
(Cost: $59,045,391)		59,045,391

TOTAL INVESTMENTS IN SECURITIES – 101.97% (Cost: $2,476,166,363)		2,833,173,923

Other Assets, Less Liabilities – (1.97)%		(54,615,371)

NET ASSETS – 100.00%		$2,778,558,552

ADR – American Depositary Receipts

SP ADR – Sponsored American Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	This security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

22	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MSCI FRANCE INDEX FUND

February 29, 2008

Security	Shares	Value
COMMON STOCKS – 99.88%

ADVERTISING – 0.70%
JCDecaux SAa	31,437	$954,967
PagesJaunes SA	56,813	1,063,436
Publicis Groupe SA	67,151	2,445,587

		4,463,990

AEROSPACE & DEFENSE – 1.46%
European Aeronautic Defence and Space Co.[a]	155,218	4,107,143
Safran SAa	79,059	1,597,459
Thales SA	42,332	2,608,484
Zodiac SA	18,659	976,972

		9,290,058

AIRLINES – 0.27%
Air France-KLM	64,005	1,741,215

		1,741,215

APPAREL – 0.61%
Hermes International	32,980	3,888,198

		3,888,198

AUTO MANUFACTURERS – 2.37%
PSA Peugeot Citroen SA	72,304	5,549,703
Renault SA	87,995	9,511,267

		15,060,970

AUTO PARTS & EQUIPMENT – 1.27%
Compagnie Generale des Etablissements Michelin Class B	68,249	6,797,774
Valeo SA	33,033	1,260,204

		8,057,978

BANKS – 10.80%
BNP Paribas	388,041	35,091,796
Credit Agricole SA	312,735	8,564,725
Natixis	86,930	1,285,372
Societe Generale[a]	178,105	19,224,103
Societe Generale NV New[a,b]	41,160	4,522,664

		68,688,660

BEVERAGES – 1.40%
Pernod Ricard SA	83,349	8,907,861

		8,907,861

Security	Shares	Value
BUILDING MATERIALS – 3.78%
Compagnie de Saint-Gobain	133,097	$10,551,289
Imerys SA	15,313	1,291,585
Lafarge SA	69,943	12,208,630

		24,051,504

CHEMICALS – 2.55%
L’Air Liquide SA	113,579	16,199,261

		16,199,261

COMMERCIAL SERVICES – 0.19%
Societe des Autoroutes Paris-Rhin-Rhone	10,632	1,207,143

		1,207,143

COMPUTERS – 0.85%
Atos Origin SAb	32,950	1,792,267
Cap Gemini SA	65,680	3,633,389

		5,425,656

COSMETICS & PERSONAL CARE – 2.43%
Christian Dior SA	13,021	1,429,365
L’Oreal SA	117,587	14,052,215

		15,481,580

ELECTRIC – 0.70%
Electricite de France	47,622	4,464,214

		4,464,214

ELECTRICAL COMPONENTS & EQUIPMENT – 0.11%
Legrand SA	22,044	701,092

		701,092

ENGINEERING & CONSTRUCTION – 3.73%
Aeroports de Paris	16,519	2,019,992
Bouygues SA	106,446	7,342,907
Eiffage SA	8,817	780,618
Vinci SA	194,986	13,604,539

		23,748,056

FOOD – 6.11%
Carrefour SA	284,626	20,169,995
Casino Guichard-Perrachon SA	20,787	2,366,125
Groupe Danone	207,123	16,344,250

		38,880,370

FOOD SERVICE – 0.40%
Sodexo	45,418	2,572,490

		2,572,490

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI FRANCE INDEX FUND

February 29, 2008

Security	Shares	Value
GAS – 0.85%
Gaz de France	93,396	$5,384,974

		5,384,974

HAND & MACHINE TOOLS – 1.89%
Schneider Electric SA	104,725	12,038,194

		12,038,194

HEALTH CARE – PRODUCTS – 0.88%
Essilor International SA	93,643	5,586,866

		5,586,866

HOLDING COMPANIES – DIVERSIFIED – 2.03%
LVMH Moet Hennessy Louis Vuitton SA	116,294	12,045,728
Wendel	7,850	894,020

		12,939,748

HOME FURNISHINGS – 0.14%
Thomson	114,812	890,653

		890,653

HOUSEHOLD PRODUCTS & WARES – 0.13%
Societe BIC	13,036	827,022

		827,022

INSURANCE – 4.72%
AXA	756,048	25,801,565
CNP Assurances SA	21,046	2,324,677
SCOR SE	82,472	1,884,271

		30,010,513

INVESTMENT COMPANIES – 0.11%
Eurazeo	5,788	703,380

		703,380

IRON & STEEL – 5.40%
ArcelorMittal	446,759	34,365,652

		34,365,652

LODGING – 1.05%
Accor SA	92,685	6,646,909

		6,646,909

MACHINERY – 1.56%
ALSTOM	46,526	9,927,204

		9,927,204

MEDIA – 4.55%
Lagardere SCA	60,884	4,824,742
M6-Metropole Television	31,555	749,213

Security	Shares	Value
Societe Television Francaise 1	56,183	$1,339,075
Vivendi	552,844	22,005,724

		28,918,754

METAL FABRICATE & HARDWARE – 0.75%
Vallourec SA	22,580	4,739,716

		4,739,716

OFFICE & BUSINESS EQUIPMENT – 0.25%
Neopost SA	15,500	1,621,020

		1,621,020

OIL & GAS – 12.69%
Compagnie Generale de Geophysique-Veritas[b]	12,391	3,057,316
Total SA	1,023,756	77,692,657

		80,749,973

OIL & GAS SERVICES – 0.62%
Technip SA	48,054	3,949,555

		3,949,555

PHARMACEUTICALS – 5.66%
Sanofi-Aventis	485,761	35,979,394

		35,979,394

REAL ESTATE – 1.65%
Gecina SA	5,966	869,470
Klepierre	33,506	1,973,580
Unibail-Rodamco	31,079	7,633,891

		10,476,941

REAL ESTATE INVESTMENT TRUSTS – 0.21%
Icade	9,307	1,325,296

		1,325,296

RETAIL – 0.79%
PPR SA	36,498	5,030,457

		5,030,457

SEMICONDUCTORS – 0.62%
STMicroelectronics NV	324,404	3,939,822

		3,939,822

SOFTWARE – 0.24%
Dassault Systemes SA	27,729	1,523,432

		1,523,432

TELECOMMUNICATIONS – 6.04%
Alcatel-Lucent	1,096,318	6,507,493
France Telecom SA	868,144	29,363,467

24	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI FRANCE INDEX FUND

February 29, 2008

Security	Shares	Value
Neuf Cegetel	14,847	$787,521
SES SA	71,624	1,779,949

		38,438,430

WATER – 7.32%
Suez SA	494,242	31,670,534
Veolia Environnement	166,593	14,888,508

		46,559,042

TOTAL COMMON STOCKS (Cost: $688,437,380)		635,403,243

SHORT-TERM INVESTMENTS – 1.07%

MONEY MARKET FUNDS – 1.07%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 3.59%[c,d]	218,401	218,401

BGI Cash Premier Fund LLC 3.63%[c,d,e]	6,610,740	6,610,740

		6,829,141

TOTAL SHORT-TERM INVESTMENTS (Cost: $6,829,141)		6,829,141

TOTAL INVESTMENTS IN SECURITIES – 100.95% (Cost: $695,266,521)		642,232,384

Other Assets, Less Liabilities – (0.95)%		(6,066,209)

NET ASSETS – 100.00%		$636,166,175

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	This security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (Unaudited)

iSHARES® MSCI GERMANY INDEX FUND

February 29, 2008

Security	Shares	Value
COMMON STOCKS – 95.69%

AIRLINES – 0.48%
Deutsche Lufthansa AG Registered	400,586	$9,419,928

		9,419,928
APPAREL – 1.35%
Adidas AG	353,995	22,538,548
Puma AG	11,193	4,002,657

		26,541,205

AUTO MANUFACTURERS – 10.94%
Bayerische Motoren Werke AG	287,619	15,797,433
Daimler AG Registered	1,619,060	137,125,961
Volkswagen AG	272,629	62,077,574

		215,000,968

AUTO PARTS & EQUIPMENT – 1.33%
Continental AG	265,243	26,060,504

		26,060,504

BANKS – 7.76%
Commerzbank AG	1,086,476	33,119,534
Deutsche Bank AG	843,548	95,096,630
Deutsche Postbank AG	144,801	14,152,166
Hypo Real Estate Holding AG	349,937	10,061,673

		152,430,003

BIOTECHNOLOGY – 0.18%
QIAGEN NVa	157,630	3,534,433

		3,534,433

BUILDING MATERIALS – 0.17%
HeidelbergerCement AG	21,160	3,390,582

		3,390,582

CHEMICALS – 11.57%
ALTANA AG	59,764	1,389,949
BASF SE	846,684	107,943,775
Bayer AG	1,250,415	96,526,267
K+S AG	63,958	18,715,963
Wacker Chemie AG	13,284	2,867,869

		227,443,823

COMPUTERS – 0.11%
Wincor Nixdorf AG	27,797	2,223,446

		2,223,446

Security	Shares	Value
COSMETICS & PERSONAL CARE – 0.62%
Beiersdorf AG	152,790	$12,281,779

		12,281,779

DIVERSIFIED FINANCIAL SERVICES – 2.84%
Deutsche Boerse AG	346,128	55,115,176
MLP AG	53,515	757,167

		55,872,343

ELECTRIC – 14.97%
E.ON AG	1,072,499	202,217,563
RWE AG	759,055	92,035,910

		294,253,473

ENERGY – ALTERNATE SOURCES – 0.68%
Q-Cells AGa	82,232	6,754,898
SolarWorld AG	142,810	6,547,356

		13,302,254

ENGINEERING & CONSTRUCTION – 2.19%
Bilfinger Berger AG	63,735	5,083,566
Fraport AG	28,856	2,156,584
Hochtief AG	72,743	7,966,503
Linde AG	209,249	27,896,981

		43,103,634

FOOD – 1.27%
METRO AG	281,509	23,705,593
Suedzucker AG	61,020	1,343,200

		25,048,793

HEALTH CARE - PRODUCTS – 0.89%
Fresenius Medical Care AG & Co. KGaA	331,647	17,455,420

		17,455,420

HOLDING COMPANIES - DIVERSIFIED – 0.46%
GEA Group AGa	274,174	8,986,266

		8,986,266

HOUSEHOLD PRODUCTS & WARES – 0.39%
Henkel KGaA	185,728	7,578,915

		7,578,915

INSURANCE – 10.23%
Allianz SE Registered	772,103	137,725,224
Muenchener Rueckversicherungs- Gesellschaft AG Registered	358,017	63,258,618

		200,983,842

26	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI GERMANY INDEX FUND

February 29, 2008

Security	Shares	Value
IRON & STEEL – 2.47%
Salzgitter AG	70,525	$12,545,760
ThyssenKrupp AG	622,602	36,058,315

		48,604,075

LEISURE TIME – 0.45%
TUI AGa,b	363,587	8,776,187

		8,776,187

MACHINERY – DIVERSIFIED – 1.66%
Heidelberger Druckmaschinen AG	97,187	2,375,387
MAN AG	194,251	25,720,519
Rheinmetall AG	63,385	4,446,547

		32,542,453

MANUFACTURING – 9.78%
Siemens AG	1,482,308	192,219,923

		192,219,923

MEDIA – 0.09%
Premiere AGa	85,102	1,829,378

		1,829,378

PHARMACEUTICALS – 1.15%
Celesio AG	150,613	8,670,241
Merck KGaA	112,452	14,030,933

		22,701,174

REAL ESTATE – 0.29%
IVG Immobilien AG	164,077	5,753,870

		5,753,870

RETAIL – 0.18%
Arcandor AGa,b	114,502	2,028,544
Douglas Holding AG	26,933	1,435,133

		3,463,677

SEMICONDUCTORS – 0.53%
Infineon Technologies AGa	1,286,804	10,470,745

		10,470,745

SOFTWARE – 3.69%
SAP AG	1,509,704	72,446,379

		72,446,379

TELECOMMUNICATIONS – 4.67%
Deutsche Telekom AG	4,809,173	91,771,125

		91,771,125

Security	Shares	Value
TRANSPORTATION – 2.30%
Deutsche Post AG	1,355,171	$45,219,126

		45,219,126

TOTAL COMMON STOCKS (Cost: $1,805,920,645)		1,880,709,723

PREFERRED STOCKS – 4.19%

AUTO MANUFACTURERS – 2.68%
Bayerische Motoren Werke AG	33,577	1,556,723
Porsche Automobil Holding SE	14,992	25,839,151
Volkswagen AG	181,528	25,333,854

		52,729,728

ELECTRIC – 0.35%
RWE AG	67,260	6,784,016

		6,784,016

HEALTH CARE - SERVICES – 0.30%
Fresenius SE	68,734	5,806,804

		5,806,804

HOUSEHOLD PRODUCTS & WARES – 0.70%
Henkel KGaA	312,195	13,843,882

		13,843,882

MEDIA – 0.16%
ProSiebenSat.1 Media AG	145,173	3,142,720

		3,142,720

TOTAL PREFERRED STOCKS (Cost: $75,188,184)		82,307,150

SHORT-TERM INVESTMENTS – 0.30%

MONEY MARKET FUNDS – 0.30%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 3.59%[c,d]	196,324	196,324
BGI Cash Premier Fund LLC 3.63%[c,d,e]	5,720,936	5,720,936

		5,917,260

TOTAL SHORT-TERM INVESTMENTS
(Cost: $5,917,260)		5,917,260

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI GERMANY INDEX FUND

February 29, 2008

Value

TOTAL INVESTMENTS IN SECURITIES – 100.18% (Cost: $1,887,026,089)	$1,968,934,133

Other Assets, Less Liabilities – (0.18)%	(3,481,201)

NET ASSETS – 100.00%	$1,965,452,932

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	This security represents an investment of securities lending collateral. See
Note 5.

See notes to financial statements.

28	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MSCI ITALY INDEX FUND

February 29, 2008

Security	Shares	Value
COMMON STOCKS – 95.53%

AEROSPACE & DEFENSE – 2.64%
Finmeccanica SpA	350,560	$10,851,255

		10,851,255

AUTO MANUFACTURERS – 3.09%
Fiat SpA	594,230	12,692,555

		12,692,555

AUTO PARTS & EQUIPMENT – 0.74%
Pirelli & C. SpA[a]	3,077,727	3,053,346

		3,053,346

BANKS – 32.71%
Banca Carige SpA	758,594	2,974,063
Banca Monte dei Paschi di Siena SpA[b]	982,433	4,481,752
Banca Popolare di Milano Scrl	330,967	3,966,771
Banco Popolare SpA[a]	629,403	11,981,929
Intesa Sanpaolo SpA	6,133,813	41,437,250
UniCredito SpA	7,314,166	54,241,259
Unione di Banche Italiane ScpA	647,653	15,288,791

		134,371,815

BUILDING MATERIALS – 0.05%
Italcementi SpA	6,570	134,748
Italcementi SpA RNC	5,035	77,162

		211,910

COMMERCIAL SERVICES – 2.26%
Atlantia SpA	288,633	9,289,284

		9,289,284

DIVERSIFIED FINANCIAL SERVICES – 3.04%
Mediobanca SpA	643,999	12,484,653

		12,484,653

ELECTRIC – 11.41%
A2A SpA	1,975,026	8,035,409
Enel SpA	1,834,107	19,866,393
Terna SpA	4,366,609	18,975,367

		46,877,169

ELECTRICAL COMPONENTS & EQUIPMENT – 0.68%
Prysmian SpA[a]	141,260	2,789,953

		2,789,953

Security	Shares	Value
ENTERTAINMENT – 0.50%
Lottomatica SpA	57,088	$2,074,767

		2,074,767

FOOD – 1.33%
Parmalat SpA	1,421,784	5,444,590

		5,444,590

HEALTH CARE - PRODUCTS – 1.56%
Luxottica Group SpA	230,630	6,410,686

		6,410,686

HOLDING COMPANIES - DIVERSIFIED – 0.25%
IFIL Investments SpA	133,042	1,041,161

		1,041,161

INSURANCE – 8.18%
Assicurazioni Generali SpA	465,670	20,126,400
Fondiaria-Sai SpA	136,640	6,104,759
Mediolanum SpA[b]	561,006	3,551,436
Unipol Gruppo Finanziario SpA	1,346,301	3,811,723

		33,594,318

MEDIA – 1.77%
Arnoldo Mondadori Editore SpA	8,404	68,192
Mediaset SpA	791,979	7,183,762

		7,251,954

OIL & GAS – 17.89%
Eni SpA	2,111,622	73,473,575

		73,473,575

OIL & GAS SERVICES – 1.31%
Saipem SpA	130,242	5,364,154

		5,364,154

RETAIL – 0.67%
Autogrill SpA	92,476	1,486,707
Bulgari SpA	113,394	1,273,861

		2,760,568

TELECOMMUNICATIONS – 5.45%
Telecom Italia SpA	8,872,241	22,371,924

		22,371,924

TOTAL COMMON STOCKS (Cost: $404,616,300)		392,409,637

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ITALY INDEX FUND

February 29, 2008

Security	Shares	Value
PREFERRED STOCKS – 4.27%

BANKS – 0.79%
Intesa Sanpaolo SpA RNC	511,638	$3,268,040

		3,268,040

HOLDING COMPANIES – DIVERSIFIED – 0.09%
Istituto Finanziario Industriale SpA[a]	12,467	354,865

		354,865

INSURANCE – 1.36%
Unipol Gruppo Finanziario SpA[b]	2,102,999	5,580,600

		5,580,600

TELECOMMUNICATIONS – 2.03%
Telecom Italia SpA RNC	4,282,196	8,327,527

		8,327,527

TOTAL PREFERRED STOCKS
(Cost: $19,895,779)		17,531,032

SHORT-TERM INVESTMENTS – 1.51%

MONEY MARKET FUNDS – 1.51%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 3.59%[c,d]	144,078	144,078
BGI Cash Premier Fund LLC 3.63%[c,d,e]	6,052,073	6,052,073

		6,196,151

TOTAL SHORT-TERM INVESTMENTS
(Cost: $6,196,151)		6,196,151

TOTAL INVESTMENTS IN SECURITIES – 101.31% (Cost: $430,708,230)		416,136,820

Other Assets, Less Liabilities – (1.31)%		(5,384,464)

NET ASSETS – 100.00%		$410,752,356

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	This security represents an investment of securities lending collateral. See
Note 5.

See notes to financial statements.

30	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MSCI NETHERLANDS INDEX FUND

February 29, 2008

Security	Shares	Value
COMMON STOCKS – 99.89%

BANKS – 0.65%
SNS REAAL NV	80,846	$1,717,025

		1,717,025

BEVERAGES – 4.71%
Heineken Holding NV	64,447	3,299,063
Heineken NV	160,130	9,089,260

		12,388,323

BIOTECHNOLOGY – 0.21%
Crucell NVa	34,322	479,359
Pharming Group NVa	35,247	67,421

		546,780

BUILDING MATERIALS – 0.20%
Wavin NV	44,727	519,435

		519,435

CHEMICALS – 6.60%
Akzo Nobel NV	168,261	12,439,783
Koninklijke DSM NV	111,174	4,919,740

		17,359,523

COMMERCIAL SERVICES – 2.10%
Brunel International NV	2,527	60,421
Randstad Holding NVb	43,558	1,670,328
USG People NV	25,470	579,603
Vedior NV	127,220	3,217,590

		5,527,942

DISTRIBUTION & WHOLESALE – 1.46%
Corporate Express NVb	89,007	1,060,704
Hagemeyer NVb	379,496	2,776,864

		3,837,568

DIVERSIFIED FINANCIAL SERVICES – 0.18%
BinckBank NV	33,161	430,422
KAS Bank NV	806	31,642

		462,064

ELECTRICAL COMPONENTS & EQUIPMENT – 0.17%
Draka Holding NV	4,950	143,980
TKH Group NV	13,534	292,369

		436,349

ELECTRONICS – 11.29%
Koninklijke Philips Electronics NV	752,972	29,697,395

		29,697,395

Security	Shares	Value
ENGINEERING & CONSTRUCTION – 1.38%
Arcadis NV	7,614	$470,328
Koninklijke BAM Groep NV	54,797	1,217,031
Koninklijke Boskalis Westminster NV	34,465	1,930,657

		3,618,016

FOOD – 18.68%
CSM NV	31,762	985,092
Koninklijke Ahold NVa	854,362	11,322,871
Koninklijke Wessanen NV	42,940	578,211
Nutreco Holding NV	17,458	1,248,556
Sligro Food Group NV	7,445	276,001
Super de Boer NVa	30,696	198,048
Unilever NV	1,108,581	34,550,693

		49,159,472

HOLDING COMPANIES - DIVERSIFIED – 0.52%
Eriks Group NV	4,826	344,338
Imtech NV	33,157	793,793
Kendrion NVa	1,062	26,118
Ordina NV	14,754	212,781

		1,377,030

HOUSEWARES – 0.10%
Hunter Douglas NV	4,479	261,783

		261,783

INSURANCE – 20.95%
Aegon NV	834,204	12,613,395
ING Groep NVb	1,258,564	42,511,429

		55,124,824

INVESTMENT COMPANIES – 0.08%
Kardan NV	15,087	212,316

		212,316

MANUFACTURING – 0.53%
Aalberts Industries NV	52,346	1,025,117
Koninklijke Ten Cate NV	11,114	378,443

		1,403,560

MEDIA – 5.75%
Reed Elsevier NV	487,857	9,161,416
Telegraaf Media Groep NV	8,975	325,636
Wolters Kluwer NV	216,628	5,649,866

		15,136,918

SCHEDULES OF INVESTMENTS	31

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI NETHERLANDS INDEX FUND

February 29, 2008

Security	Shares	Value
METAL FABRICATE & HARDWARE – 0.33%
Advanced Metallurgical Group NVa	10,498	$876,536

		876,536

OFFICE & BUSINESS EQUIPMENT– 0.45%
Oce NVb	63,597	1,185,592

		1,185,592

OIL & GAS SERVICES – 2.46%
Fugro NV CVA	41,207	3,137,201
SBM Offshore NV	102,434	3,327,808

		6,465,009

PHARMACEUTICALS – 0.29%
OPG Groep NV	25,446	764,866

		764,866

REAL ESTATE INVESTMENT TRUSTS – 2.97%
Corio NV	39,410	3,676,450
Eurocommercial Properties NV	7,689	426,870
VastNed Offices/Industrial NV	4,934	157,521
VastNed Retail NV	6,986	717,034
Wereldhave NV	23,333	2,839,414

		7,817,289

RETAIL – 0.12%
Beter Bed Holding NV	7,083	166,882
Macintosh Retail Group NV	5,489	154,158

		321,040

SEMICONDUCTORS – 2.73%
ASM International NV	16,136	318,449
ASML Holding NVa	281,382	6,873,101

		7,191,550

SOFTWARE – 1.41%
Exact Holding NV	5,422	223,887
Tele Atlas NVa	30,720	1,310,472
TomTom NVa	41,737	1,976,861
Unit 4 Agresso NV	6,731	188,937

		3,700,157

TELECOMMUNICATIONS – 8.80%
Koninklijke KPN NV	1,217,781	23,145,891

		23,145,891

Security	Shares	Value
TEXTILES – 0.02%
Gamma Holding NV	865	$57,779

		57,779

TRANSPORTATION – 4.75%
Royal Vopak NV	9,570	501,514
Smit Internationale NV	5,729	537,661
TNT NV	288,994	11,455,026

		12,494,201

TOTAL COMMON STOCKS (Cost: $269,433,897)		262,806,233

SHORT-TERM INVESTMENTS – 2.15%

MONEY MARKET FUNDS – 2.15%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 3.59%[c,d]	91,050	91,050
BGI Cash Premier Fund LLC 3.63%[c,d,e]	5,565,712	5,565,712

		5,656,762

TOTAL SHORT-TERM INVESTMENTS
(Cost: $5,656,762)		5,656,762

TOTAL INVESTMENTS IN SECURITIES – 102.04%
(Cost: $275,090,659)		268,462,995

Other Assets, Less Liabilities – (2.04)%		(5,355,811)

NET ASSETS – 100.00%		$263,107,184

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	This security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

32	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MSCI SPAIN INDEX FUND

February 29, 2008

Security	Shares	Value
COMMON STOCKS – 99.90%

AIRLINES – 0.32%
Iberia Lineas Aereas de Espana SA	507,305	$1,840,633

		1,840,633

BANKS – 35.58%
Banco Bilbao Vizcaya Argentaria SA	2,794,636	58,377,308
Banco Popular Espanol SAa	1,859,720	29,389,938
Banco Sabadell SAa	1,174,398	10,875,407
Banco Santander SA	5,640,072	102,146,966
Bankinter SAa	400,037	5,957,575

		206,747,194

BIOTECHNOLOGY – 0.14%
Zeltia SA	123,248	826,994

		826,994

COMMERCIAL SERVICES – 3.65%
Abertis Infraestructuras SAa	535,502	17,023,081
Cintra Concesiones de Infraestructuras de Transporte SAa	259,619	4,154,105

		21,177,186

COMPUTERS – 1.14%
Indra Sistemas SA	236,148	6,610,671

		6,610,671

DIVERSIFIED FINANCIAL SERVICES – 0.78%
Criteria CaixaCorp SA	653,075	4,520,935

		4,520,935

ELECTRIC – 10.35%
Iberdrola SA	1,918,670	27,962,236
Red Electrica de Espana SA	221,018	13,880,770
Union Fenosa SA	276,479	18,320,899

		60,163,905

ENERGY - ALTERNATE SOURCES – 1.77%
Gamesa Corporacion Tecnologica SA	249,213	10,271,666

		10,271,666

Security	Shares	Value
ENGINEERING & CONSTRUCTION – 6.80%
Acciona SA	50,319	$12,909,787
Actividades de Construcciones y Servicios SAa	330,910	17,039,864
Fomento de Construcciones y Contratas SAa	54,011	3,286,324
Grupo Ferrovial SAa	6,486	4,390,559
SacyrVallehermoso SAa	62,235	1,908,475

		39,535,009

GAS – 4.96%
Enagas SA	230,696	6,986,881
Gas Natural SDG SA	357,790	21,829,641

		28,816,522

INSURANCE – 2.39%
Mapfre SA	3,059,654	13,888,134

		13,888,134

IRON & STEEL – 0.68%
Acerinox SA	157,105	3,973,428

		3,973,428

MACHINERY – 0.60%
Zardoya Otis SAa	137,759	3,456,951

		3,456,951

MEDIA – 1.73%
Antena 3 de Television SA	41,375	573,468
Gestevision Telecinco SAa	207,523	4,454,675
Promotora de Informaciones SAa	179,189	2,510,808
Sogecable SAa,b	59,615	2,510,512

		10,049,463

OIL & GAS – 4.92%
Repsol YPF SA	824,082	28,586,239

		28,586,239

RETAIL – 2.71%
Industria de Diseno Textil SA	301,910	15,743,621

		15,743,621

TELECOMMUNICATIONS – 21.38%
Telefonica SA	4,253,606	124,240,362

		124,240,362

TOTAL COMMON STOCKS (Cost: $638,473,715)		580,448,913

SCHEDULES OF INVESTMENTS	33

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI SPAIN INDEX FUND

February 29, 2008

Security	Shares	Value
SHORT-TERM INVESTMENTS – 10.32%

MONEY MARKET FUNDS – 10.32%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 3.59%[c,d]	386,598	$386,598
BGI Cash Premier Fund LLC 3.63%[c,d,e]	59,614,404	59,614,404

		60,001,002

TOTAL SHORT-TERM INVESTMENTS (Cost: $60,001,002)		60,001,002

TOTAL INVESTMENTS IN SECURITIES – 110.22% (Cost: $698,474,717)		640,449,915

Other Assets, Less Liabilities – (10.22)%		(59,399,061)

NET ASSETS – 100.00%		$581,050,854

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	This security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

34	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MSCI SWEDEN INDEX FUND

February 29, 2008

Security	Shares	Value
COMMON STOCKS – 99.85%

AGRICULTURE – 2.08%
Swedish Match AB	232,193	$5,456,812

		5,456,812

AUTO MANUFACTURERS – 2.93%
Scania AB Class B	314,665	7,675,502

		7,675,502

BANKS – 20.48%
Nordea Bank AB	1,795,595	27,239,938
Skandinaviska Enskilda Banken AB Class A	401,238	10,112,402
Svenska Handelsbanken AB Class A	426,064	11,981,086
Swedbank AB Class A	156,722	4,280,079

		53,613,505

COMMERCIAL SERVICES – 1.59%
Securitas AB Class B	273,082	3,308,462
Securitas Direct AB Class Ba	115,155	492,730
Securitas Systems AB Class B	142,240	368,862

		4,170,054

COSMETICS & PERSONAL CARE – 0.46%
Oriflame Cosmetics SA SDR	17,843	1,197,264

		1,197,264

DIVERSIFIED FINANCIAL SERVICES – 0.16%
D. Carnegie & Co. AB	23,424	405,276

		405,276

ENGINEERING & CONSTRUCTION – 2.42%
Skanska AB Class B	325,844	6,337,425

		6,337,425

FOOD – 0.17%
Axfood AB	12,960	452,662

		452,662

FOREST PRODUCTS & PAPER – 3.78%
Billerud AB	18,907	215,274
Holmen AB Class B	46,135	1,596,432
Svenska Cellulosa AB Class B	488,096	8,069,141

		9,880,847

HAND & MACHINE TOOLS – 5.06%
Sandvik AB	773,964	13,234,121

		13,234,121

Security	Shares	Value

HEALTH CARE - PRODUCTS – 1.70%
Elekta AB Class B	37,215	$683,090
Getinge AB Class B	147,576	3,779,155

		4,462,245

HOME FURNISHINGS – 1.58%
Electrolux AB Class B	220,155	3,568,210
Nobia AB	65,257	557,919

		4,126,129

HOUSEHOLD PRODUCTS & WARES – 0.99%
Husqvarna AB	235,707	2,588,235

		2,588,235

INVESTMENT COMPANIES – 1.62%
Investor AB Class B	198,706	4,243,102

		4,243,102

IRON & STEEL – 2.41%
SSAB Svenskt Stal AB Class A	156,785	4,446,972
SSAB Svenskt Stal AB Class B	72,600	1,870,922

		6,317,894

MACHINERY – 13.11%
Atlas Copco AB Class A	581,042	9,134,844
Atlas Copco AB Class B	343,773	4,944,951
Volvo AB Class A	409,121	6,117,022
Volvo AB Class B	939,983	14,130,443

		34,327,260

MANUFACTURING – 1.98%
Alfa Laval AB	82,913	4,508,551
Trelleborg AB Class B	37,333	674,667

		5,183,218

MEDIA – 1.34%
Eniro AB	71,907	545,430
Modern Times Group MTG AB Class B	44,867	2,948,762

		3,494,192

METAL FABRICATE & HARDWARE – 4.50%
Assa Abloy AB Class Bb	272,058	4,927,548
Hoganas AB Class B	10,923	234,574
SKF AB Class B	356,069	6,622,298

		11,784,420

MINING – 1.11%
Boliden AB	251,800	2,897,583

		2,897,583

SCHEDULES OF INVESTMENTS	35

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI SWEDEN INDEX FUND

February 29, 2008

Security	Shares	Value

OIL & GAS – 1.03%
Lundin Petroleum ABa	203,854	$2,684,507

		2,684,507

REAL ESTATE – 0.93%
Castellum AB	67,477	833,907
Fabege AB	56,672	626,893
Kungsleden AB	59,428	710,354
Wihlborgs Fastigheter AB	12,489	267,698

		2,438,852

RETAIL – 8.87%
Hennes & Mauritz AB Class B	410,246	23,205,539

		23,205,539

TELECOMMUNICATIONS – 19.55%
Millicom International Cellular SA SDR[a]	28,322	3,130,619
Tele2 AB Class B	265,098	4,694,072
Telefonaktiebolaget LM Ericsson AB Class B	12,810,272	27,821,787
TeliaSonera AB	1,940,300	15,535,231

		51,181,709

TOTAL COMMON STOCKS (Cost: $307,592,211)		261,358,353

RIGHTS – 0.02%

HEALTH CARE - PRODUCTS – 0.02%
Getinge ABc	145,359	55,954

		55,954

TOTAL RIGHTS (Cost: $ 0)		55,954

Security	Shares	Value
SHORT-TERM INVESTMENTS – 1.77%

MONEY MARKET FUNDS – 1.77%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 3.59%[d,e]	101,725	$101,725
BGI Cash Premier Fund LLC 3.63%[d,e,f]	4,519,500	4,519,500

		4,621,225

TOTAL SHORT-TERM INVESTMENTS
(Cost: $4,621,225)		4,621,225

TOTAL INVESTMENTS IN SECURITIES – 101.64% (Cost: $312,213,436)		266,035,532

Other Assets, Less Liabilities – (1.64)%		(4,284,772)

NET ASSETS – 100.00%		$261,750,760

SDR – Swedish Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Security valued at fair value in accordance with procedures approved by the Board of Directors. See Note 1.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	This security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

36	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MSCI SWITZERLAND INDEX FUND

February 29, 2008

Security	Shares	Value

COMMON STOCKS – 99.45%

BANKS – 6.15%
Banque Cantonale Vaudoise Registered	1,712	$885,687
Credit Suisse Group Registered	418,162	20,831,983
EFG International Registered	37,848	1,276,346
Julius Baer Holding AG Registered	71,681	5,335,901
Vontobel Holding AG Registered	44,391	1,577,799

		29,907,716

BUILDING MATERIALS – 3.52%
Geberit AG Registered	21,474	3,168,228
Holcim Ltd. Registered	136,064	13,947,929

		17,116,157

CHEMICALS – 6.33%
Ciba Specialty Chemicals AG Registered	25,244	1,015,274
Givaudan SA Registered	6,933	6,967,539
Lonza Group AG Registered	23,439	3,098,852
Syngenta AG Registered	68,617	19,704,872

		30,786,537

COMMERCIAL SERVICES – 1.83%
Adecco SA Registered	70,126	3,688,367
SGS SA Registered	3,862	5,216,919

		8,905,286

COMPUTERS – 0.48%
Logitech International SA Registered[a]	91,122	2,350,071

		2,350,071

DIVERSIFIED FINANCIAL SERVICES – 5.56%
UBS AG Registered	821,729	27,049,826

		27,049,826

ENGINEERING & CONSTRUCTION – 4.87%
ABB Ltd. Registered	929,784	23,712,253

		23,712,253

FOOD – 18.49%
Lindt & Sprungli AG Participation Certificates	456	1,519,854
Nestle SA Registered	184,796	88,432,269

		89,952,123

Security	Shares	Value

HAND & MACHINE TOOLS – 0.61%
Schindler Holding AG Participation Certificates	34,303	$2,354,675
Schindler Holding AG Registered	9,193	626,195

		2,980,870

HEALTH CARE - PRODUCTS – 5.17%
Nobel Biocare Holding AG Bearer	23,575	5,725,486
Sonova Holding AG Registered	49,460	4,702,917
Straumann Holding AG Registered	12,022	3,530,124
Synthes Inc.	79,573	11,183,521

		25,142,048

INSURANCE – 9.97%
Swiss Life Holding Registered[a]	20,097	5,058,907
Swiss Reinsurance Co. Registered	244,341	19,686,796
Zurich Financial Services AG Registered	75,529	23,752,054

		48,497,757

INVESTMENT COMPANIES – 0.36%
Pargesa Holding SA Class B	17,328	1,776,294

		1,776,294

LEISURE TIME – 0.01%
Kuoni Reisen Holding AG Registered	55	25,780

		25,780

MACHINERY – 0.08%
Rieter Holding AG Registered	1,007	408,328

		408,328

MANUFACTURING – 0.37%
Sulzer AG Registered	1,554	1,792,504

		1,792,504

PHARMACEUTICALS – 24.80%
Actelion Ltd. Registered[a]	59,888	3,129,805
Novartis AG Registered	1,001,745	49,377,065
Roche Holding AG Genusschein	347,095	68,135,433

		120,642,303

REAL ESTATE – 0.68%
PSP Swiss Property AG Registered[a]	53,836	3,306,081

		3,306,081

SCHEDULES OF INVESTMENTS	37

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI SWITZERLAND INDEX FUND

February 29, 2008

Security	Shares	Value

RETAIL – 6.42%
Compagnie Financiere Richemont SA A Units Bearer	327,734	$19,090,082
Swatch Group AG (The) Bearer	25,622	7,572,703
Swatch Group AG (The) Registered	79,592	4,563,692

		31,226,477

SEMICONDUCTORS – 0.24%
OC Oerlikon Corp. AG Registered[a]	3,591	1,168,847

		1,168,847

TELECOMMUNICATIONS – 2.76%
Swisscom AG Registered	35,193	13,427,488

		13,427,488

TRANSPORTATION – 0.75%
Kuehne & Nagel International AG Registered	37,615	3,661,318

		3,661,318

TOTAL COMMON STOCKS
(Cost: $438,703,249)		483,836,064

SHORT-TERM INVESTMENTS – 0.02%

MONEY MARKET FUNDS – 0.02%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 3.59%[b,c]	111,806	111,806

		111,806

TOTAL SHORT-TERM INVESTMENTS
(Cost: $111,806)		111,806

TOTAL INVESTMENTS IN SECURITIES – 99.47%
(Cost: $438,815,055)		483,947,870

Other Assets, Less Liabilities – 0.53%		2,578,728

NET ASSETS – 100.00%		$486,526,598

[a]	Non-income earning security.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

38	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MSCI UNITED KINGDOM INDEX FUND

February 29, 2008

Security	Shares	Value

COMMON STOCKS – 99.52%

ADVERTISING – 0.48%
WPP Group PLC	463,976	$5,505,343

		5,505,343

AEROSPACE & DEFENSE – 2.05%
BAE Systems PLC	1,432,890	13,759,846
BBA Aviation PLC	84,122	308,734
Cobham PLC	455,308	1,652,900
Meggitt PLC	260,760	1,449,777
Rolls-Royce Group PLC[a]	739,683	6,393,135

		23,564,392

AGRICULTURE – 3.16%
British American Tobacco PLC	623,007	23,484,461
Imperial Tobacco Group PLC	276,138	12,853,473

		36,337,934

AIRLINES – 0.10%
British Airways PLC[a]	235,299	1,205,246

		1,205,246

APPAREL – 0.13%
Burberry Group PLC	174,994	1,466,363

		1,466,363

AUTO PARTS & EQUIPMENT – 0.13%
GKN PLC	284,242	1,498,348

		1,498,348

BANKS – 15.67%
Alliance & Leicester PLC	80,649	904,006
Barclays PLC[b]	2,729,016	25,907,796
HBOS PLC	1,522,152	18,273,164
HSBC Holdings PLC	4,831,893	73,624,868
Lloyds TSB Group PLC	2,302,020	20,766,573
Royal Bank of Scotland Group PLC	4,077,360	31,226,135
Standard Chartered PLC	286,317	9,534,129

		180,236,671

BEVERAGES – 3.02%
Diageo PLC	1,066,408	21,934,230
SABMiller PLC	366,559	7,678,046
Scottish & Newcastle PLC	325,990	5,116,344

		34,728,620

Security	Shares	Value

BUILDING MATERIALS – 0.09%
Travis Perkins PLC	47,637	$1,027,193

		1,027,193

CHEMICALS – 0.29%
Johnson Matthey PLC	87,085	3,371,046

		3,371,046

COMMERCIAL SERVICES – 1.49%
Aggreko PLC	64,206	752,901
Bunzl PLC	130,908	1,816,305
Capita Group PLC	240,635	3,140,083
Davis Service Group PLC (The)	42,115	420,132
De La Rue PLC	33,669	606,453
Experian Group Ltd.	415,421	3,520,274
G4S PLC	463,613	2,017,354
Hays PLC	583,200	1,264,511
Intertek Group PLC	35,235	630,104
Rank Group PLC	78,449	141,226
Rentokil Initial PLC	722,923	1,199,324
Serco Group PLC	193,803	1,680,836

		17,189,503

COMPUTERS – 0.10%
LogicaCMG PLC	600,039	1,113,030

		1,113,030

DISTRIBUTION & WHOLESALE – 0.42%
Inchcape PLC	184,803	1,443,789
Wolseley PLC	273,943	3,386,724

		4,830,513

DIVERSIFIED FINANCIAL SERVICES – 1.78%
Cattles PLC	73,722	343,156
Close Brothers Group PLC	28,188	369,512
ICAP PLC	209,133	2,627,087
Investec PLC	164,127	1,207,981
London Stock Exchange
Group PLC	62,640	1,693,361
Man Group PLC	698,697	7,713,657
Old Mutual PLC	2,120,584	5,285,487
Schroders PLC	43,869	836,427
Tullett Prebon PLC	39,539	397,187

		20,473,855

SCHEDULES OF INVESTMENTS	39

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI UNITED KINGDOM INDEX FUND

February 29, 2008

Security	Shares	Value

ELECTRIC – 3.06%
British Energy Group PLC	420,732	$4,732,783
International Power PLC	608,618	4,603,546
National Grid PLC	1,061,675	15,490,668
Scottish & Southern Energy PLC	351,736	10,334,174

		35,161,171

ELECTRONICS – 0.05%
Electrocomponents PLC	89,005	312,934
Premier Farnell PLC	73,602	219,614

		532,548

ENGINEERING & CONSTRUCTION – 0.33%
AMEC PLC	139,635	2,152,655
Balfour Beatty PLC	179,568	1,593,990

		3,746,645

ENTERTAINMENT – 0.24%
Ladbrokes PLC	256,563	1,552,755
PartyGaming PLC[a]	243,719	127,262
William Hill PLC	145,328	1,089,856

		2,769,873

ENVIRONMENTAL CONTROL – 0.05%
Biffa PLC	78,644	542,451

		542,451

FOOD – 5.34%
Cadbury Schweppes PLC	852,833	9,551,044
J Sainsbury PLC	634,123	4,481,115
Tate & Lyle PLC	196,272	2,049,727
Tesco PLC	3,199,323	25,488,194
Unilever PLC	534,528	16,969,998
Wm Morrison
Supermarkets PLC	487,644	2,885,814

		61,425,892

FOOD SERVICE – 0.55%
Associated British Foods PLC	73,341	1,237,876
Compass Group PLC	781,173	5,073,514

		6,311,390

FOREST PRODUCTS & PAPER – 0.10%
Mondi PLC	151,291	1,176,707

		1,176,707

GAS – 0.84%
Centrica PLC	1,494,469	9,602,137

		9,602,137

Security	Shares	Value

HEALTH CARE – PRODUCTS – 0.45%
Smith & Nephew PLC	368,716	$4,807,764
SSL International PLC	43,587	423,762

		5,231,526

HOLDING COMPANIES - DIVERSIFIED – 0.11%
Tomkins PLC	358,683	1,212,937

		1,212,937

HOME BUILDERS – 0.45%
Barratt Developments PLC	118,348	965,213
Berkeley Group Holdings PLC (The)[a]	34,191	710,053
Bovis Homes Group PLC	24,534	284,522
Persimmon PLC	116,667	1,710,385
TaylorWimpey PLC	438,480	1,501,098

		5,171,271

HOME FURNISHINGS – 0.02%
Galiform PLC[a]	116,877	191,224

		191,224

HOUSEHOLD PRODUCTS & WARES – 1.17%
Reckitt Benckiser PLC	247,689	13,450,791

		13,450,791

INSURANCE – 3.90%
Aviva PLC	1,064,880	12,953,156
Friends Provident PLC	754,458	2,003,525
Legal & General Group PLC	2,644,006	6,553,283
Prudential PLC	1,006,155	12,218,813
Resolution PLC	277,453	3,808,176
Royal & Sun Alliance Insurance Group PLC	1,310,674	3,441,494
Standard Life PLC	881,746	3,841,192

		44,819,639

LEISURE TIME – 0.44%
Carnival PLC	68,121	2,711,481
Thomas Cook Group PLC[a]	194,516	1,186,912
TUI Travel PLC[a]	223,537	1,201,693

		5,100,086

LODGING – 0.16%
InterContinental Hotels Group PLC	121,905	1,870,837

		1,870,837

40	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI UNITED KINGDOM INDEX FUND

February 29, 2008

Security	Shares	Value

MANUFACTURING – 0.62%
Charter PLC[a]	35,413	$582,568
Cookson Group PLC	47,241	561,012
FKI PLC	120,321	175,318
IMI PLC	136,242	1,052,884
Invensys PLC[a]	325,989	1,668,156
Smiths Group PLC	155,504	3,073,179

		7,113,117

MEDIA – 2.49%
British Sky Broadcasting Group PLC	459,487	5,191,586
Daily Mail & General Trust PLC Class A	121,968	1,136,669
Emap PLC	85,887	1,578,621
ITV PLC	1,384,344	1,845,004
Pearson PLC	325,421	4,311,201
Reed Elsevier PLC	446,516	5,657,895
Reuters Group PLC	518,085	6,157,684
Trinity Mirror PLC	60,166	341,094
United Business Media PLC	100,177	1,068,098
Yell Group PLC	319,561	1,393,708

		28,681,560

MINING – 12.20%
Anglo American PLC	541,575	34,839,914
Antofagasta PLC	79,083	1,278,159
BHP Billiton PLC	925,506	30,008,570
Eurasian Natural Resources Corp.	129,456	2,652,393
Kazakhmys PLC	43,075	1,324,687
Lonmin PLC	31,858	2,095,710
Rio Tinto PLC	408,726	46,505,760
Vedanta Resources PLC	28,720	1,254,571
Xstrata PLC	258,390	20,353,980

		140,313,744

OIL & GAS – 18.57%
BG Group PLC	1,381,995	32,768,848
BP PLC	7,765,011	84,336,034
Royal Dutch Shell PLC Class A	1,472,040	52,941,530
Royal Dutch Shell PLC Class B	1,126,476	39,908,400
Tullow Oil PLC	290,298	3,623,566

		213,578,378

Security	Shares	Value

PACKAGING & CONTAINERS – 0.20%
Rexam PLC	265,570	$2,331,000

		2,331,000

PHARMACEUTICALS – 6.47%
AstraZeneca PLC	598,734	22,545,662
GlaxoSmithKline PLC	2,264,436	49,638,665
Shire PLC	112,517	2,215,806

		74,400,133

REAL ESTATE – 1.34%
British Land Co. PLC	210,627	3,986,587
Brixton PLC	56,376	367,269
Great Portland Estates PLC	44,063	438,251
Hammerson PLC	119,565	2,628,118
Land Securities Group PLC	191,313	6,012,845
Liberty International PLC	104,437	2,001,633

		15,434,703

REAL ESTATE INVESTMENT TRUSTS – 0.16%
SEGRO PLC	180,386	1,858,708

		1,858,708

RETAIL – 1.95%
Carphone Warehouse Group PLC (The)	161,338	986,068
DSG International PLC	746,460	942,885
Enterprise Inns PLC	212,837	1,761,241
Home Retail Group PLC	358,220	1,845,559
Kesa Electricals PLC	217,413	929,827
Kingfisher PLC	976,001	2,545,256
Marks & Spencer Group PLC	692,368	5,546,908
Mitchells & Butlers PLC	165,876	1,469,974
Next PLC	85,759	2,198,928
Punch Taverns PLC	110,097	1,413,677
Signet Group PLC	706,197	860,420
Whitbread PLC	77,517	1,952,132

		22,452,875

SEMICONDUCTORS – 0.10%
ARM Holdings PLC	526,611	950,638
CSR PLC[a]	26,991	171,541

		1,122,179

SOFTWARE – 0.21%
Misys PLC	99,084	294,661
Sage Group PLC	527,502	2,072,381

		2,367,042

SCHEDULES OF INVESTMENTS	41

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI UNITED KINGDOM INDEX FUND

February 29, 2008

Security	Shares	Value

TELECOMMUNICATIONS – 7.73%
BT Group PLC	3,293,300	$14,870,843
Cable & Wireless PLC	999,291	3,514,412
Vodafone Group PLC	21,771,837	70,462,992

		88,848,247

TRANSPORTATION – 0.43%
Arriva PLC	45,675	620,551
FirstGroup PLC	175,035	2,015,960
National Express Group PLC	53,244	1,203,171
Stagecoach Group PLC	215,951	1,080,368
Stagecoach Group PLC Class C Deferred[c]	303,597	60

		4,920,110

VENTURE CAPITAL – 0.22%
3i Group PLC	157,993	2,570,808

		2,570,808

WATER – 0.66%
Severn Trent PLC	95,112	2,688,486
United Utilities PLC	359,705	4,958,590

		7,647,076

TOTAL COMMON STOCKS
(Cost: $1,083,361,395)		1,144,504,862

SHORT-TERM INVESTMENTS – 0.01%

MONEY MARKET FUNDS – 0.01%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 3.59%[b,d]	113,277	113,277

		113,277

TOTAL SHORT-TERM INVESTMENTS
(Cost: $113,277)		113,277

TOTAL INVESTMENTS IN SECURITIES – 99.53%
(Cost: $1,083,474,672)		1,144,618,139

Other Assets, Less Liabilities – 0.47%		5,379,777

NET ASSETS – 100.00%		$1,149,997,916

[a]	Non-income earning security.
[b]	Affiliated issuer. See Note 2.
[c]	Security valued at fair value in accordance with procedures approved by the Board of Directors. See Note 1.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

42	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited)

iSHARES®, INC.

February 29, 2008

	iShares MSCI
	Austria Index Fund	Belgium Index Fund	EMU Index Fund	France Index Fund
ASSETS
Investments, at cost:
Unaffiliated issuers	$334,229,488	$301,060,717	$2,417,120,972	$688,437,380
Affiliated issuers (Note 2)	4,382,813	63,007	59,045,391	6,829,141

Total cost of investments	$338,612,301	$301,123,724	$2,476,166,363	$695,266,521

Investments in securities, at value (including securities on loana) (Note 1):
Unaffiliated issuers	$296,422,412	$293,161,944	$2,774,128,532	$635,403,243
Affiliated issuers (Note 2)	4,382,813	63,007	59,045,391	6,829,141

Total value of investments	300,805,225	293,224,951	2,833,173,923	642,232,384
Foreign currencies, at value[b]	86,787	123,444	5,796,842	3,335,368
Receivables:
Investment securities sold	172,556	5,186,289	12,733,404	2,387,839
Due from custodian (Note 4)	–	–	–	334,940
Dividends and interest	2,201,896	256,208	1,168,985	14,178
Capital shares sold	–	–	–	352,830

Total Assets	303,266,464	298,790,892	2,852,873,154	648,657,539

LIABILITIES
Payables:
Investment securities purchased	–	4,527,608	15,440,689	5,652,539
Collateral for securities on loan (Note 5)	4,363,538	–	57,759,398	6,610,740
Capital shares redeemed	4,967	19,019	–	–
Investment advisory fees (Note 2)	135,518	116,423	1,114,515	228,085

Total Liabilities	4,504,023	4,663,050	74,314,602	12,491,364

NET ASSETS	$298,762,441	$294,127,842	$2,778,558,552	$636,166,175

Net assets consist of:
Paid-in capital	$336,280,624	$304,468,848	$2,327,761,052	$675,644,719
Undistributed (distributions in excess of) net investment income (accumulated net investment loss)	(946,667)	(2,618,493)	284,282	(262,473)
Undistributed net realized gain	948,945	118,377	93,307,518	13,760,985
Net unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	(37,520,461)	(7,840,890)	357,205,700	(52,977,056)

NET ASSETS	$298,762,441	$294,127,842	$2,778,558,552	$636,166,175

Shares outstanding[c]	8,900,000	12,880,000	25,900,000	18,600,000

Net asset value per share	$33.57	$22.84	$107.28	$34.20

[a]	Securities on loan with market values of $4,148,090, $-, $54,972,868 and $6,500,592, respectively. See Note 5.
[b]	Cost of foreign currencies: $86,773, $118,872, $5,641,710 and $3,263,940, respectively.
[c]	$0.001 par value, number of shares authorized: 19.8 million, 136.2 million, 500 million and 340.2 million, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	43

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES®, INC.

February 29, 2008

	iShares MSCI
	Germany Index Fund	Italy Index Fund	Netherlands Index Fund	Spain Index Fund
ASSETS
Investments, at cost:
Unaffiliated issuers	$1,881,108,829	$424,512,079	$269,433,897	$638,473,715
Affiliated issuers (Note 2)	5,917,260	6,196,151	5,656,762	60,001,002

Total cost of investments	$1,887,026,089	$430,708,230	$275,090,659	$698,474,717

Investments in securities, at value (including securities on loana) (Note 1):
Unaffiliated issuers	$1,963,016,873	$409,940,669	$262,806,233	$580,448,913
Affiliated issuers (Note 2)	5,917,260	6,196,151	5,656,762	60,001,002

Total value of investments	1,968,934,133	416,136,820	268,462,995	640,449,915
Foreign currencies, at value[b]	2,563,055	359,931	170,277	232,334
Receivables:
Investment securities sold	3,407,100	10,546,965	2,483,517	10,993,809
Dividends and interest	359,245	84,227	4,451	196,245
Capital shares sold	13,891	513,989	–	37,886

Total Assets	1,975,277,424	427,641,932	271,121,240	651,910,189

LIABILITIES
Payables:
Investment securities purchased	3,328,608	10,719,571	2,345,750	10,973,667
Collateral for securities on loan (Note 5)	5,720,936	6,052,073	5,565,712	59,614,404
Capital shares redeemed	–	–	–	14,241
Investment advisory fees (Note 2)	774,948	117,932	102,594	257,023

Total Liabilities	9,824,492	16,889,576	8,014,056	70,859,335

NET ASSETS	$1,965,452,932	$410,752,356	$263,107,184	$581,050,854

Net assets consist of:
Paid-in capital	$1,839,163,898	$435,347,783	$266,660,608	$587,280,674
Undistributed (distributions in excess of) net investment income (accumulated net investment loss)	(1,000,730)	(149,325)	1,209,359	3,724,279
Undistributed net realized gain (accumulated net realized loss)	45,297,027	(9,907,574)	1,858,246	48,060,765
Net unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	81,992,737	(14,538,528)	(6,621,029)	(58,014,864)

NET ASSETS	$1,965,452,932	$410,752,356	$263,107,184	$581,050,854

Shares outstanding[c]	63,000,000	13,650,000	9,600,000	9,975,000

Net asset value per share	$31.20	$30.09	$27.41	$58.25

[a]	Securities on loan with market values of $5,443,193, $5,752,041, $5,312,181 and $56,785,956, respectively. See Note 5.
[b]	Cost of foreign currencies: $2,489,771, $356,473, $163,665 and $224,787, respectively.
[c]	$0.001 par value, number of shares authorized: 382.2 million, 63.6 million, 255 million and 127.8 million, respectively.

See notes to financial statements.

44	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES®, INC.

February 29, 2008

	iShares MSCI
	Sweden Index Fund	Switzerland Index Fund	United Kingdom Index Fund
ASSETS
Investments, at cost:
Unaffiliated issuers	$307,592,211	$438,703,249	$1,052,849,497
Affiliated issuers (Note 2)	4,621,225	111,806	30,625,175

Total cost of investments	$312,213,436	$438,815,055	$1,083,474,672

Investments in securities, at value (including securities on loana) (Note 1):
Unaffiliated issuers	$261,414,307	$483,836,064	$1,118,597,066
Affiliated issuers (Note 2)	4,621,225	111,806	26,021,073

Total value of investments	266,035,532	483,947,870	1,144,618,139
Foreign currencies, at value[b]	171,421	316,543	1,036,192
Receivables:
Investment securities sold	1,221,447	2,473,979	3,608,327
Dividends and interest	3,068	2,385,526	4,618,235
Capital shares sold	–	80,389	–

Total Assets	267,431,468	489,204,307	1,153,880,893

LIABILITIES
Payables:
Investment securities purchased	1,057,330	2,477,379	3,415,884
Collateral for securities on loan (Note 5)	4,519,500	–	–
Capital shares redeemed	–	20,097	–
Investment advisory fees (Note 2)	103,878	180,233	467,093

Total Liabilities	5,680,708	2,677,709	3,882,977

NET ASSETS	$261,750,760	$486,526,598	$1,149,997,916

Net assets consist of:
Paid-in capital	$293,023,575	$432,602,134	$1,084,579,171
Undistributed net investment income (accumulated net investment loss)	(1,079,764)	755,448	4,845,902
Undistributed net realized gain (accumulated net realized loss)	15,977,276	7,861,931	(662,604)
Net unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	(46,170,327)	45,307,085	61,235,447

NET ASSETS	$261,750,760	$486,526,598	$1,149,997,916

Shares outstanding[c]	8,925,000	19,000,000	52,200,000

Net asset value per share	$29.33	$25.61	$22.03

[a]	Securities on loan with market values of $4,157,547, $- and $-, respectively. See Note 5.
[b]	Cost of foreign currencies: $164,120, $300,030 and $1,014,522, respectively.
[c]	$0.001 par value, number of shares authorized: 63.6 million, 318.625 million and 943.2 million, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	45

Statements of Operations (Unaudited)

iSHARES®, INC.

Six months ended February 29, 2008

	iShares MSCI
	Austria Index Fund	Belgium Index Fund	EMU Index Fund	France Index Fund
NET INVESTMENT INCOME
Dividends from unaffiliated issuers[a]	$623,613	$544,560	$15,713,088	$1,552,970
Interest from affiliated issuers (Note 2)	8,021	14,195	71,375	9,437
Securities lending income from affiliated issuers (Note 2)	37,278	24,778	233,455	7,415

Total investment income	668,912	583,533	16,017,918	1,569,822

EXPENSES
Investment advisory fees (Note 2)	960,669	783,794	7,429,773	1,343,904

Total expenses	960,669	783,794	7,429,773	1,343,904

Net investment income (loss)	(291,757)	(200,261)	8,588,145	225,918

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	(12,474,590)	(3,206,475)	(15,625,939)	(5,602,964)
In-kind redemptions	30,799,064	6,046,533	122,278,029	26,655,977
Foreign currency transactions	18,332	47,816	962,668	61,062

Net realized gain	18,342,806	2,887,874	107,614,758	21,114,075

Net change in unrealized appreciation (depreciation) on:
Investments	(44,841,173)	(34,592,818)	(194,006,510)	(60,669,252)
Translation of assets and liabilities in foreign currencies	220,505	53,604	177,218	52,260

Net change in unrealized appreciation (depreciation)	(44,620,668)	(34,539,214)	(193,829,292)	(60,616,992)

Net realized and unrealized loss	(26,277,862)	(31,651,340)	(86,214,534)	(39,502,917)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(26,569,619)	$(31,851,601)	$(77,626,389)	$(39,276,999)

[a]	Net of foreign withholding tax of $110,049, $96,099, $2,516,251 and $266,270, respectively.

See notes to financial statements.

46	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited) (Continued)

iSHARES®, INC.

Six months ended February 29, 2008

	iShares MSCI
	Germany Index Fund	Italy Index Fund	Netherlands Index Fund	Spain Index Fund
NET INVESTMENT INCOME
Dividends from unaffiliated issuers[a]	$4,205,577	$1,272,843	$2,513,302	$8,174,335
Interest from affiliated issuers (Note 2)	36,865	8,143	12,806	22,883
Securities lending income from affiliated issuers (Note 2)	24,050	16,621	16,663	384,188

Total investment income	4,266,492	1,297,607	2,542,771	8,581,406

EXPENSES
Investment advisory fees (Note 2)	4,752,271	495,198	658,238	1,592,542

Total expenses	4,752,271	495,198	658,238	1,592,542

Net investment income (loss)	(485,779)	802,409	1,884,533	6,988,864

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	(7,381,266)	(4,457,245)	(7,299,257)	(3,721,657)
In-kind redemptions	91,462,936	1,114,346	18,813,373	56,182,035
Foreign currency transactions	273,952	25,464	629	43,264

Net realized gain (loss)	84,355,622	(3,317,435)	11,514,745	52,503,642

Net change in unrealized appreciation (depreciation) on:
Investments	(130,915,409)	(4,387,224)	(24,390,160)	(79,361,790)
Translation of assets and liabilities in foreign currencies	62,189	10,712	5,717	10,848

Net change in unrealized appreciation (depreciation)	(130,853,220)	(4,376,512)	(24,384,443)	(79,350,942)

Net realized and unrealized loss	(46,497,598)	(7,693,947)	(12,869,698)	(26,847,300)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(46,983,377)	$(6,891,538)	$(10,985,165)	$(19,858,436)

[a]	Net of foreign withholding tax of $723,312, $213,341, $303,929 and $1,416,908, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	47

Statements of Operations (Unaudited) (Continued)

iSHARES®, INC.

Six months ended February 29, 2008

	iShares MSCI
	Sweden Index Fund	Switzerland Index Fund	United Kingdom Index Fund
NET INVESTMENT INCOME
Dividends from unaffiliated issuers[a]	$18,313	$1,678,560	$15,500,554
Interest from affiliated issuers (Note 2)	14,382	8,940	44,507
Securities lending income from affiliated issuers (Note 2)	10,113	–	6,763

Total investment income	42,808	1,687,500	15,551,824

EXPENSES
Investment advisory fees (Note 2)	1,122,572	932,052	2,941,163

Total expenses	1,122,572	932,052	2,941,163

Net investment income (loss)	(1,079,764)	755,448	12,610,661

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	(8,839,848)	(1,099,335)	(4,518,671)
Investments in affiliated issuers (Note 2)	–	–	(391,261)
In-kind redemptions	29,643,086	15,640,835	37,193,577
Foreign currency transactions	22,320	13,456	(280,010)

Net realized gain	20,825,558	14,554,956	32,003,635

Net change in unrealized appreciation (depreciation) on:
Investments	(77,020,101)	(10,532,585)	(142,141,573)
Translation of assets and liabilities in foreign currencies	11,092	170,962	66,526

Net change in unrealized appreciation (depreciation)	(77,009,009)	(10,361,623)	(142,075,047)

Net realized and unrealized gain (loss)	(56,183,451)	4,193,333	(110,071,412)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(57,263,215)	$4,948,781	$(97,460,751)

[a]	Net of foreign withholding tax of $3,232, $227,005 and $163,794, respectively.

See notes to financial statements.

48	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

iSHARES®, INC.

	iShares MSCI Austria Index Fund		iShares MSCI Belgium Index Fund
	Six months ended February 29, 2008 (Unaudited)	Year ended August 31, 2007	Six months ended February 29, 2008 (Unaudited)	Year ended August 31, 2007
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income (loss)	$(291,757)	$6,906,656	$(200,261)	$7,500,507
Net realized gain	18,342,806	89,929,345	2,887,874	4,698,517
Net change in unrealized appreciation (depreciation)	(44,620,668)	(27,238,773)	(34,539,214)	13,471,138

Net increase (decrease) in net assets resulting from operations	(26,569,619)	69,597,228	(31,851,601)	25,670,162

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(7,323,699)	(8,705,133)	(9,168,782)	(4,042,358)

Total distributions to shareholders	(7,323,699)	(8,705,133)	(9,168,782)	(4,042,358)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	85,287,263	345,391,061	52,925,830	145,006,107
Cost of shares redeemed	(226,145,324)	(324,406,725)	(21,261,004)	(15,634,722)

Net increase (decrease) in net assets from capital share transactions	(140,858,061)	20,984,336	31,664,826	129,371,385

INCREASE (DECREASE) IN NET ASSETS	(174,751,379)	81,876,431	(9,355,557)	150,999,189

NET ASSETS
Beginning of period	473,513,820	391,637,389	303,483,399	152,484,210

End of period	$298,762,441	$473,513,820	$294,127,842	$303,483,399

Undistributed net investment income
(accumulated net investment loss) included in net assets at end of period	$(946,667)	$6,668,789	$(2,618,493)	$6,750,550

SHARES ISSUED AND REDEEMED
Shares sold	2,300,000	8,800,000	2,000,000	5,640,000
Shares redeemed	(6,100,000)	(8,700,000)	(840,000)	(600,000)

Net increase (decrease) in shares outstanding	(3,800,000)	100,000	1,160,000	5,040,000

See notes to financial statements.

FINANCIAL STATEMENTS	49

Statements of Changes in Net Assets (Continued)

iSHARES®, INC.

	iShares MSCI EMU Index Fund		iShares MSCI France Index Fund
	Six months ended February 29, 2008 (Unaudited)	Year ended August 31, 2007	Six months ended February 29, 2008 (Unaudited)	Year ended August 31, 2007
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$8,588,145	$64,897,028	$225,918	$5,363,789
Net realized gain	107,614,758	78,401,296	21,114,075	16,902,131
Net change in unrealized appreciation (depreciation)	(193,829,292)	372,001,498	(60,616,992)	131,397

Net increase (decrease) in net assets resulting from operations	(77,626,389)	515,299,822	(39,276,999)	22,397,317

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(70,470,544)	(39,632,439)	(5,537,010)	(2,600,180)

Total distributions to shareholders	(70,470,544)	(39,632,439)	(5,537,010)	(2,600,180)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	278,111,668	890,425,624	373,304,894	308,549,207
Cost of shares redeemed	(323,021,513)	(189,448,664)	(138,020,470)	(94,536,345)

Net increase (decrease) in net assets from capital share transactions	(44,909,845)	700,976,960	235,284,424	214,012,862

INCREASE (DECREASE) IN NET ASSETS	(193,006,778)	1,176,644,343	190,470,415	233,809,999

NET ASSETS
Beginning of period	2,971,565,330	1,794,920,987	445,695,760	211,885,761

End of period	$2,778,558,552	$2,971,565,330	$636,166,175	$445,695,760

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$284,282	$62,166,681	$(262,473)	$5,048,619

SHARES ISSUED AND REDEEMED
Shares sold	2,600,000	8,300,000	10,200,000	8,200,000
Shares redeemed	(2,700,000)	(1,750,000)	(3,800,000)	(2,800,000)

Net increase (decrease) in shares outstanding	(100,000)	6,550,000	6,400,000	5,400,000

See notes to financial statements.

50	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES®, INC.

	iShares MSCI Germany Index Fund		iShares MSCI Italy Index Fund
	Six months ended February 29, 2008 (Unaudited)	Year ended August 31, 2007	Six months ended February 29, 2008 (Unaudited)	Year ended August 31, 2007
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income (loss)	$(485,779)	$28,068,699	$802,409	$8,244,893
Net realized gain (loss)	84,355,622	152,044,593	(3,317,435)	45,811,884
Net change in unrealized appreciation (depreciation)	(130,853,220)	148,406,473	(4,376,512)	(31,574,902)

Net increase (decrease) in net assets resulting from operations	(46,983,377)	328,519,765	(6,891,538)	22,481,875

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(28,435,651)	(17,227,480)	(8,261,678)	(4,310,712)

Total distributions to shareholders	(28,435,651)	(17,227,480)	(8,261,678)	(4,310,712)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	655,473,975	972,720,932	287,892,085	255,824,310
Cost of shares redeemed	(255,847,128)	(445,562,698)	(34,481,729)	(247,823,971)

Net increase in net assets from capital share transactions	399,626,847	527,158,234	253,410,356	8,000,339

INCREASE IN NET ASSETS	324,207,819	838,450,519	238,257,140	26,171,502

NET ASSETS
Beginning of period	1,641,245,113	802,794,594	172,495,216	146,323,714

End of period	$1,965,452,932	$1,641,245,113	$410,752,356	$172,495,216

Undistributed (distributions in excess of) net investment income (accumulated net investment loss) included in net assets at end of period	$(1,000,730)	$27,920,700	$(149,325)	$7,309,944

SHARES ISSUED AND REDEEMED
Shares sold	19,500,000	31,800,000	9,600,000	7,500,000
Shares redeemed	(7,500,000)	(14,700,000)	(1,050,000)	(7,200,000)

Net increase in shares outstanding	12,000,000	17,100,000	8,550,000	300,000

See notes to financial statements.

FINANCIAL STATEMENTS	51

Statements of Changes in Net Assets (Continued)

iSHARES®, INC.

	iShares MSCI Netherlands Index Fund		iShares MSCI Spain Index Fund
	Six months ended February 29, 2008 (Unaudited)	Year ended August 31, 2007	Six months ended February 29, 2008 (Unaudited)	Year ended August 31, 2007
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$1,884,533	$7,751,323	$6,988,864	$12,640,003
Net realized gain	11,514,745	25,566,651	52,503,642	113,046,969
Net change in unrealized appreciation (depreciation)	(24,384,443)	4,801,697	(79,350,942)	(7,855,721)

Net increase (decrease) in net assets resulting from operations	(10,985,165)	38,119,671	(19,858,436)	117,831,251

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(8,855,735)	(3,524,849)	(13,812,797)	(4,483,132)

Total distributions to shareholders	(8,855,735)	(3,524,849)	(13,812,797)	(4,483,132)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	99,793,843	202,315,940	651,530,500	743,582,607
Cost of shares redeemed	(68,199,621)	(95,548,185)	(559,364,429)	(512,504,767)

Net increase in net assets from capital share transactions	31,594,222	106,767,755	92,166,071	231,077,840

INCREASE IN NET ASSETS	11,753,322	141,362,577	58,494,838	344,425,959

NET ASSETS
Beginning of period	251,353,862	109,991,285	522,556,016	178,130,057

End of period	$263,107,184	$251,353,862	$581,050,854	$522,556,016

Undistributed net investment income included in net assets at end of period	$1,209,359	$8,180,561	$3,724,279	$10,548,212

SHARES ISSUED AND REDEEMED
Shares sold	3,250,000	7,350,000	10,275,000	14,100,000
Shares redeemed	(2,100,000)	(3,450,000)	(9,300,000)	(9,075,000)

Net increase in shares outstanding	1,150,000	3,900,000	975,000	5,025,000

See notes to financial statements.

52	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES®, INC.

	iShares MSCI Sweden Index Fund		iShares MSCI Switzerland Index Fund
	Six months ended February 29, 2008 (Unaudited)	Year ended August 31, 2007	Six months ended February 29, 2008 (Unaudited)	Year ended August 31, 2007
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income (loss)	$(1,079,764)	$13,800,011	$755,448	$3,903,136
Net realized gain	20,825,558	35,325,675	14,554,956	8,791,737
Net change in unrealized appreciation (depreciation)	(77,009,009)	28,147,722	(10,361,623)	19,142,733

Net increase (decrease) in net assets resulting from operations	(57,263,215)	77,273,408	4,948,781	31,837,606

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(13,788,192)	(3,600,238)	(3,929,999)	(1,891,314)

Total distributions to shareholders	(13,788,192)	(3,600,238)	(3,929,999)	(1,891,314)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	63,221,151	453,975,174	204,107,662	119,606,280
Cost of shares redeemed	(303,445,184)	(106,048,705)	(37,597,902)	(18,873,671)

Net increase (decrease) in net assets from capital share transactions	(240,224,033)	347,926,469	166,509,760	100,732,609

INCREASE (DECREASE) IN NET ASSETS	(311,275,440)	421,599,639	167,528,542	130,678,901

NET ASSETS
Beginning of period	573,026,200	151,426,561	318,998,056	188,319,155

End of period	$261,750,760	$573,026,200	$486,526,598	$318,998,056

Undistributed net investment income (accumulated net investment loss) included in net assets at end of period	$(1,079,764)	$13,788,192	$755,448	$3,929,999

SHARES ISSUED AND REDEEMED
Shares sold	1,950,000	13,725,000	8,125,000	4,750,000
Shares redeemed	(9,600,000)	(3,000,000)	(1,500,000)	(750,000)

Net increase (decrease) in shares outstanding	(7,650,000)	10,725,000	6,625,000	4,000,000

See notes to financial statements.

FINANCIAL STATEMENTS	53

Statements of Changes in Net Assets (Continued)

iSHARES®, INC.

	iShares MSCI United Kingdom Index Fund
	Six months ended February 29, 2008 (Unaudited)	Year ended August 31, 2007
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$12,610,661	$37,583,387
Net realized gain	32,003,635	40,620,180
Net change in unrealized appreciation (depreciation)	(142,075,047)	76,385,578

Net increase (decrease) in net assets resulting from operations	(97,460,751)	154,589,145

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(40,172,261)	(34,304,512)

Total distributions to shareholders	(40,172,261)	(34,304,512)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	277,276,840	229,005,308
Cost of shares redeemed	(117,384,250)	(93,960,543)

Net increase in net assets from capital share transactions	159,892,590	135,044,765

INCREASE IN NET ASSETS	22,259,578	255,329,398

NET ASSETS
Beginning of period	1,127,738,338	872,408,940

End of period	$1,149,997,916	$1,127,738,338

Undistributed net investment income included in net assets at end of period	$4,845,902	$32,407,502

SHARES ISSUED AND REDEEMED
Shares sold	11,600,000	9,800,000
Shares redeemed	(5,000,000)	(4,000,000)

Net increase in shares outstanding	6,600,000	5,800,000

See notes to financial statements.

54	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Austria Index Fund
	Six months ended Feb. 29, 2008 (Unaudited)	Year ended Aug. 31, 2007	Year ended Aug. 31, 2006	Year ended Aug. 31, 2005	Year ended Aug. 31, 2004	Year ended Aug. 31, 2003
Net asset value, beginning of period	$37.28	$31.08	$26.62	$17.04	$10.61	$8.19

Income from investment operations:
Net investment income (loss)[a]	(0.03)	0.51	0.44	0.29	0.21	0.09
Net realized and unrealized gain (loss)[b]	(2.97)	6.42	4.31	9.38	6.39	2.43

Total from investment operations	(3.00)	6.93	4.75	9.67	6.60	2.52

Less distributions from:
Net investment income	(0.71)	(0.73)	(0.29)	(0.09)	(0.17)	(0.10)

Total distributions	(0.71)	(0.73)	(0.29)	(0.09)	(0.17)	(0.10)

Net asset value, end of period	$33.57	$37.28	$31.08	$26.62	$17.04	$10.61

Total return	(8.15)%[c]	22.35%	18.00%	56.82%	62.70%	31.15%

Ratios/Supplemental data:
Net assets, end of period (000s)	$298,762	$473,514	$391,637	$196,952	$57,920	$22,288
Ratio of expenses to average net assets[d]	0.51%	0.51%	0.54%	0.57%	0.77%	0.84%
Ratio of net investment income (loss) to average net assets[d]	(0.16)%	1.36%	1.48%	1.26%	1.37%	0.98%
Portfolio turnover rate[e]	13%	21%	32%	21%	11%	26%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	55

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Belgium Index Fund
	Six months ended Feb. 29, 2008 (Unaudited)	Year ended Aug. 31, 2007	Year ended Aug. 31, 2006	Year ended Aug. 31, 2005	Year ended Aug. 31, 2004	Year ended Aug. 31, 2003
Net asset value, beginning of period	$25.89	$22.83	$18.94	$14.77	$11.16	$10.43

Income from investment operations:
Net investment income (loss)[a]	(0.02)	0.76	0.75	0.71	0.37	0.41
Net realized and unrealized gain (loss)[b]	(2.31)	2.74	3.95	3.75	4.25	0.43

Total from investment operations	(2.33)	3.50	4.70	4.46	4.62	0.84

Less distributions from:
Net investment income	(0.72)	(0.44)	(0.81)	(0.29)	(1.01)	(0.11)

Total distributions	(0.72)	(0.44)	(0.81)	(0.29)	(1.01)	(0.11)

Net asset value, end of period	$22.84	$25.89	$22.83	$18.94	$14.77	$11.16

Total return	(9.10)%[c]	15.36%	25.66%	30.22%	42.88%	8.25%

Ratios/Supplemental data:
Net assets, end of period (000s)	$294,128	$303,483	$152,484	$46,960	$24,813	$21,871
Ratio of expenses to average net assets[d]	0.51%	0.51%	0.54%	0.57%	0.78%	0.84%
Ratio of net investment income (loss) to average net assets[d]	(0.13)%	2.90%	3.60%	3.89%	2.79%	4.10%
Portfolio turnover rate[e]	18%	12%	10%	10%	21%	8%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

56	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI EMU Index Fund
	Six months ended Feb. 29, 2008 (Unaudited)	Year ended Aug. 31, 2007	Year ended Aug. 31, 2006	Year ended Aug. 31, 2005	Year ended Aug. 31, 2004	Year ended Aug. 31, 2003
Net asset value, beginning of period	$114.29	$92.28	$74.97	$59.38	$50.12	$46.02

Income from investment operations:
Net investment income[a]	0.34	2.80	2.73	1.76	1.36	0.93
Net realized and unrealized gain (loss)[b]	(4.39)	21.06	15.90	15.13	8.69	3.62

Total from investment operations	(4.05)	23.86	18.63	16.89	10.05	4.55

Less distributions from:
Net investment income	(2.96)	(1.85)	(1.32)	(1.30)	(0.79)	(0.45)

Total distributions	(2.96)	(1.85)	(1.32)	(1.30)	(0.79)	(0.45)

Net asset value, end of period	$107.28	$114.29	$92.28	$74.97	$59.38	$50.12

Total return	(3.74)%[c]	26.10%	25.18%	28.54%	20.07%	10.05%

Ratios/Supplemental data:
Net assets, end of period (000s)	$2,778,559	$2,971,565	$1,794,921	$547,284	$326,606	$165,388
Ratio of expenses to average net assets[d]	0.51%	0.51%	0.54%	0.58%	0.79%	0.84%
Ratio of expenses to average net assets exclusive of foreign taxes[d]	n/a	n/a	n/a	0.57%	0.79%	n/a
Ratio of net investment income to average net assets[d]	0.59%	2.60%	3.23%	2.50%	2.29%	2.08%
Portfolio turnover rate[e]	17%	5%	8%	8%	11%	7%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	57

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI France Index Fund
	Six months ended Feb. 29, 2008 (Unaudited)	Year ended Aug. 31, 2007	Year ended Aug. 31, 2006	Year ended Aug. 31, 2005	Year ended Aug. 31, 2004	Year ended Aug. 31, 2003
Net asset value, beginning of period	$36.53	$31.16	$25.41	$20.40	$16.90	$15.52

Income from investment operations:
Net investment income[a]	0.02	0.77	0.55	0.47	0.24	0.23
Net realized and unrealized gain (loss)[b]	(2.00)	5.06	5.52	4.84	3.54	1.33

Total from investment operations	(1.98)	5.83	6.07	5.31	3.78	1.56

Less distributions from:
Net investment income	(0.35)	(0.46)	(0.32)	(0.30)	(0.28)	(0.18)

Total distributions	(0.35)	(0.46)	(0.32)	(0.30)	(0.28)	(0.18)

Net asset value, end of period	$34.20	$36.53	$31.16	$25.41	$20.40	$16.90

Total return	(5.50)%[c]	18.83%	24.13%	26.13%	22.44%	10.22%

Ratios/Supplemental data:
Net assets, end of period (000s)	$636,166	$445,696	$211,886	$81,326	$61,201	$54,075
Ratio of expenses to average net assets[d]	0.51%	0.51%	0.54%	0.57%	0.79%	0.84%
Ratio of net investment income to average net assets[d]	0.09%	2.17%	1.95%	1.98%	1.23%	1.56%
Portfolio turnover rate[e]	4%	6%	10%	7%	9%	9%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

58	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Germany Index Fund
	Six months ended Feb. 29, 2008 (Unaudited)	Year ended Aug. 31, 2007	Year ended Aug. 31, 2006	Year ended Aug. 31, 2005	Year ended Aug. 31, 2004	Year ended Aug. 31, 2003
Net asset value, beginning of period	$32.18	$23.68	$19.08	$14.96	$12.57	$12.07

Income from investment operations:
Net investment income (loss)[a]	(0.01)	0.68	0.57	0.28	0.19	0.21
Net realized and unrealized gain (loss)[b]	(0.45)	8.33	4.15	4.03	2.40	0.41

Total from investment operations	(0.46)	9.01	4.72	4.31	2.59	0.62

Less distributions from:
Net investment income	(0.52)	(0.51)	(0.12)	(0.19)	(0.20)	(0.12)

Total distributions	(0.52)	(0.51)	(0.12)	(0.19)	(0.20)	(0.12)

Net asset value, end of period	$31.20	$32.18	$23.68	$19.08	$14.96	$12.57

Total return	(1.61)%[c]	38.47%	24.82%	28.89%	20.55%	5.39%

Ratios/Supplemental data:
Net assets, end of period (000s)	$1,965,453	$1,641,245	$802,795	$314,793	$98,764	$101,800
Ratio of expenses to average net assets[d]	0.51%	0.51%	0.54%	0.57%	0.80%	0.84%
Ratio of net investment income (loss) to average net assets[d]	(0.05)%	2.32%	2.62%	1.54%	1.27%	1.98%
Portfolio turnover rate[e]	4%	4%	12%	9%	9%	11%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	59

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Italy Index Fund
	Six months ended Feb. 29, 2008 (Unaudited)	Year ended Aug. 31, 2007	Year ended Aug. 31, 2006	Year ended Aug. 31, 2005	Year ended Aug. 31, 2004	Year ended Aug. 31, 2003
Net asset value, beginning of period	$33.82	$30.48	$25.77	$20.21	$16.67	$15.15

Income from investment operations:
Net investment income[a]	0.14	1.35	1.07	0.78	0.56	0.43
Net realized and unrealized gain (loss)[b]	(2.38)	2.66	4.15	5.42	3.59	1.47

Total from investment operations	(2.24)	4.01	5.22	6.20	4.15	1.90

Less distributions from:
Net investment income	(1.49)	(0.67)	(0.51)	(0.64)	(0.61)	(0.38)

Total distributions	(1.49)	(0.67)	(0.51)	(0.64)	(0.61)	(0.38)

Net asset value, end of period	$30.09	$33.82	$30.48	$25.77	$20.21	$16.67

Total return	(6.92)%[c]	13.20%	20.61%	30.74%	25.09%	12.79%

Ratios/Supplemental data:
Net assets, end of period (000s)	$410,752	$172,495	$146,324	$42,526	$27,279	$29,997
Ratio of expenses to average net assets[d]	0.51%	0.52%	0.54%	0.57%	0.83%	0.84%
Ratio of expenses to average net assets exclusive of foreign taxes[d]	n/a	n/a	n/a	n/a	0.79%	n/a
Ratio of net investment income to average net assets[d]	0.83%	4.02%	3.87%	3.18%	2.85%	2.84%
Portfolio turnover rate[e]	10%	16%	15%	18%	9%	22%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

60	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Netherlands Index Fund
	Six months ended Feb. 29, 2008 (Unaudited)	Year ended Aug. 31, 2007	Year ended Aug. 31, 2006	Year ended Aug. 31, 2005	Year ended Aug. 31, 2004	Year ended Aug. 31, 2003
Net asset value, beginning of period	$29.75	$24.17	$19.10	$15.70	$14.31	$14.69

Income from investment operations:
Net investment income[a]	0.22	0.98	0.60	0.57	0.39	0.30
Net realized and unrealized gain (loss)[b]	(1.53)	5.05	4.95	3.09	1.37	(0.43)

Total from investment operations	(1.31)	6.03	5.55	3.66	1.76	(0.13)

Less distributions from:
Net investment income	(1.03)	(0.45)	(0.48)	(0.26)	(0.37)	(0.25)

Total distributions	(1.03)	(0.45)	(0.48)	(0.26)	(0.37)	(0.25)

Net asset value, end of period	$27.41	$29.75	$24.17	$19.10	$15.70	$14.31

Total return	(4.61)%[c]	25.22%	29.53%	23.40%	12.28%	(0.78)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$263,107	$251,354	$109,991	$63,974	$28,265	$18,599
Ratio of expenses to average net assets[d]	0.51%	0.51%	0.54%	0.57%	0.78%	0.84%
Ratio of net investment income to average net assets[d]	1.46%	3.50%	2.78%	3.13%	2.45%	2.37%
Portfolio turnover rate[e]	19%	8%	17%	6%	9%	18%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	61

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Spain Index Fund
	Six months ended Feb. 29, 2008 (Unaudited)	Year ended Aug. 31, 2007	Year ended Aug. 31, 2006	Year ended Aug. 31, 2005	Year ended Aug. 31, 2004	Year ended Aug. 31, 2003
Net asset value, beginning of period	$58.06	$44.81	$35.70	$27.55	$22.39	$17.95

Income from investment operations:
Net investment income[a]	0.69	1.30	1.07	0.79	0.44	0.24
Net realized and unrealized gain[b]	0.66	12.33	8.78	7.97	4.99	4.36

Total from investment operations	1.35	13.63	9.85	8.76	5.43	4.60

Less distributions from:
Net investment income	(1.16)	(0.38)	(0.74)	(0.61)	(0.27)	(0.16)

Total distributions	(1.16)	(0.38)	(0.74)	(0.61)	(0.27)	(0.16)

Net asset value, end of period	$58.25	$58.06	$44.81	$35.70	$27.55	$22.39

Total return	2.20%[c]	30.47%	28.09%	31.85%	24.28%	25.81%

Ratios/Supplemental data:
Net assets, end of period (000s)	$581,051	$522,556	$178,130	$66,945	$45,456	$50,372
Ratio of expenses to average net assets[d]	0.51%	0.51%	0.54%	0.57%	0.80%	0.84%
Ratio of net investment income to average net assets[d]	2.24%	2.36%	2.67%	2.33%	1.64%	1.22%
Portfolio turnover rate[e]	17%	12%	6%	8%	6%	17%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

62	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Sweden Index Fund
	Six months ended Feb. 29, 2008 (Unaudited)	Year ended Aug. 31, 2007	Year ended Aug. 31, 2006	Year ended Aug. 31, 2005	Year ended Aug. 31, 2004	Year ended Aug. 31, 2003
Net asset value, beginning of period	$34.57	$25.88	$21.58	$16.82	$12.59	$9.88

Income from investment operations:
Net investment income (loss)[a]	(0.08)	1.15	0.76	0.46	0.28	0.25
Net realized and unrealized gain (loss)[b]	(4.05)	7.88	3.96	4.45	4.20	2.58

Total from investment operations	(4.13)	9.03	4.72	4.91	4.48	2.83

Less distributions from:
Net investment income	(1.11)	(0.34)	(0.42)	(0.15)	(0.25)	(0.12)

Total distributions	(1.11)	(0.34)	(0.42)	(0.15)	(0.25)	(0.12)

Net asset value, end of period	$29.33	$34.57	$25.88	$21.58	$16.82	$12.59

Total return	(12.00)%[c]	35.01%	22.16%	29.21%	35.81%	29.04%

Ratios/Supplemental data:
Net assets, end of period (000s)	$261,751	$573,026	$151,427	$61,513	$27,758	$16,992
Ratio of expenses to average net assets[d]	0.51%	0.51%	0.54%	0.58%	0.92%	0.84%
Ratio of expenses to average net assets exclusive of foreign taxes[d]	n/a	n/a	n/a	0.57%	0.79%	n/a
Ratio of net investment income (loss) to average net assets[d]	(0.49)%	3.42%	3.13%	2.28%	1.74%	2.44%
Portfolio turnover rate[e]	6%	7%	14%	6%	9%	12%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	63

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Switzerland Index Fund
	Six months ended Feb. 29, 2008 (Unaudited)	Year ended Aug. 31, 2007	Year ended Aug. 31, 2006	Year ended Aug. 31, 2005	Year ended Aug. 31, 2004	Year ended Aug. 31, 2003
Net asset value, beginning of period	$25.78	$22.49	$17.63	$14.58	$12.23	$11.59

Income from investment operations:
Net investment income[a]	0.05	0.36	0.27	0.22	0.09	0.05
Net realized and unrealized gain[b]	0.06	3.12	4.71	2.92	2.31	0.62

Total from investment operations	0.11	3.48	4.98	3.14	2.40	0.67

Less distributions from:
Net investment income	(0.28)	(0.19)	(0.12)	(0.09)	(0.05)	(0.03)

Total distributions	(0.28)	(0.19)	(0.12)	(0.09)	(0.05)	(0.03)

Net asset value, end of period	$25.61	$25.78	$22.49	$17.63	$14.58	$12.23

Total return	0.42%[c]	15.53%	28.36%	21.54%	19.56%	5.89%

Ratios/Supplemental data:
Net assets, end of period (000s)	$486,527	$318,998	$188,319	$79,324	$41,920	$33,643
Ratio of expenses to average net assets[d]	0.51%	0.51%	0.54%	0.57%	0.79%	0.84%
Ratio of net investment income to average net assets[d]	0.41%	1.42%	1.34%	1.34%	0.64%	0.43%
Portfolio turnover rate[e]	4%	5%	11%	5%	4%	10%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

64	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI United Kingdom Index Fund
	Six months ended Feb. 29, 2008 (Unaudited)	Year ended Aug. 31, 2007	Year ended Aug. 31, 2006	Year ended Aug. 31, 2005	Year ended Aug. 31, 2004	Year ended Aug. 31, 2003
Net asset value, beginning of period	$24.73	$21.92	$18.74	$15.72	$13.00	$12.77

Income from investment operations:
Net investment income[a]	0.26	0.84	0.97	0.60	0.48	0.39
Net realized and unrealized gain (loss)[b]	(2.12)	2.78	2.79	2.76	2.72	0.12

Total from investment operations	(1.86)	3.62	3.76	3.36	3.20	0.51

Less distributions from:
Net investment income	(0.84)	(0.81)	(0.58)	(0.34)	(0.48)	(0.28)

Total distributions	(0.84)	(0.81)	(0.58)	(0.34)	(0.48)	(0.28)

Net asset value, end of period	$22.03	$24.73	$21.92	$18.74	$15.72	$13.00

Total return	(7.79)%[c]	16.77%	20.61%	21.53%	24.77%	4.20%

Ratios/Supplemental data:
Net assets, end of period (000s)	$1,149,998	$1,127,738	$872,409	$464,850	$452,870	$150,809
Ratio of expenses to average net assets[d]	0.51%	0.51%	0.54%	0.57%	0.77%	0.84%
Ratio of net investment income to average net assets[d]	2.19%	3.51%	4.81%	3.39%	3.11%	3.23%
Portfolio turnover rate[e]	5%	8%	10%	11%	6%	6%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	65

Notes to Financial Statements (Unaudited)

iSHARES®, INC.

iShares, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company was incorporated under the laws of the State of Maryland on September 1, 1994 pursuant to amended and restated Articles of Incorporation.

These financial statements relate only to the iShares MSCI Austria, iShares MSCI Belgium, iShares MSCI EMU, iShares MSCI France, iShares MSCI Germany, iShares MSCI Italy, iShares MSCI Netherlands, iShares MSCI Spain, iShares MSCI Sweden, iShares MSCI Switzerland and iShares MSCI United Kingdom Index Funds (each, a “Fund,” collectively, the “Funds”).

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of publicly traded equity securities in the aggregate in a particular market, as measured by that market’s equity securities index compiled by MSCI Inc. (“MSCI”). The investment adviser uses a “passive” or index approach to achieve each Fund’s investment objective. Each of the Funds is classified as a non-diversified fund under the 1940 Act. Non-diversified funds generally hold securities of fewer companies than diversified funds and may be more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence affecting these companies.

Each Fund invests in the securities of foreign issuers of a single country or region, which may involve certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Fund; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets and the risk of war.

Pursuant to the Company’s organizational documents, the Funds’ officers and directors are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Company in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. The preparation of the financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

The securities and other assets of each Fund are generally valued using market valuations. A market valuation generally means a valuation (i) obtained from an exchange, a pricing service or a major market maker (or dealer), (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service or a major market maker (or dealer) or (iii) based on amortized cost. In the case of shares of funds that are not traded on an exchange, a market valuation means such fund’s published net asset value per share. The investment adviser may use various pricing services or discontinue the use of any pricing service. A price obtained from a pricing

66	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

service based on such pricing service’s valuation matrix may be considered a market valuation. In the event that current market valuations are not readily available or such valuations do not reflect current market values, the affected investments will be valued using fair value pricing pursuant to the pricing policy and procedures approved by the Board of Directors of the Company (the “Board”).

Investments that may be valued using fair value pricing include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (i.e., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (i.e., an event that occurs after the close of the markets on which the security is traded but before the time as of which the Fund’s NAV is computed and that may materially affect the value of the Fund’s investments). Examples of events that may be “significant events” are government actions, natural disasters, armed conflict, acts of terrorism, and significant market fluctuations.

Valuing a Fund’s investments using fair value pricing will result in using prices for those investments that may differ from current market valuations. Accordingly, fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s benchmark index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Fund’s benchmark index.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, net of any foreign taxes withheld at source, and interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Any use of a rate different from the rates used by MSCI may adversely affect a Fund’s ability to track its underlying index. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Funds as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

FOREIGN TAXES

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, corporate events, capital gains on investments or currency repatriation. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign markets in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are disclosed in their Statements of Operations. Foreign taxes payable as of February 29, 2008, if any, are reflected in the Funds’ Statements of Assets and Liabilities.

NOTES TO FINANCIAL STATEMENTS	67

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

DISTRIBUTIONS TO SHAREHOLDERS

Distributions to shareholders from net investment income, if any, including any net foreign currency gains, are declared and distributed at least annually by each Fund. Distributions of net realized capital gains, if any, generally are declared and distributed once a year. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

The tax character of current year distributions will be determined at the end of the current fiscal year.

FEDERAL INCOME TAXES

Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes was required for the six months ended February 29, 2008.

The Funds had tax basis net capital loss carryforwards as of August 31, 2007, the tax year-end of the Funds, as follows:

iShares MSCI Index Fund	Expiring 2008	Expiring 2009	Expiring 2010	Expiring 2011	Expiring 2012	Expiring 2013	Expiring 2014	Expiring 2015	Total
Austria	$491,457	$336,553	$1,291,324	$370,948	$855,364	$–	$–	$9,795,917	$13,141,563
Belgium	–	59,876	1,677,678	117,767	175,781	33,969	–	–	2,065,071
EMU	–	–	–	–	2,876,857	1,873,963	–	–	4,750,820
France	–	–	2,436,748	236,944	2,400,550	–	–	158,472	5,232,714
Germany	–	–	8,697,227	5,469,732	8,656,712	2,241,687	–	4,227,713	29,293,071
Italy	–	–	2,648,775	848,408	541,980	527,327	–	–	4,566,490
Netherlands	–	60,885	3,222,792	1,497,810	2,481,175	129,137	403,525	260,715	8,056,039
Spain	–	–	163,675	678,910	1,582,094	–	–	–	2,424,679
Sweden	–	–	713,472	1,577,551	1,149,514	–	107,613	–	3,548,150
Switzerland	–	–	2,247,442	1,018,305	2,149,171	354,252	–	–	5,769,170
United Kingdom	–	–	856,798	6,448,554	4,272,059	1,517,783	7,063,063	–	20,158,257

Net capital loss carryforwards may be applied against any net realized taxable gains in each succeeding year or until their respective expiration dates, whichever occurs first.

The Funds may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” The Funds may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

Each Fund reclassifies at the end of its tax year certain amounts to paid-in-capital from accumulated net realized gain (loss) on investments and foreign currency transactions and accumulated net investment income (loss), respectively, as a result of permanent book and tax differences primarily attributed to net investment loss, return of capital, passive foreign investment companies, realized foreign currency gains and losses and gains and losses on in-kind redemptions. These reclassifications have no effect on net assets or net asset values per share.

68	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

As of February 29, 2008, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares MSCI Index Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Austria	$346,712,209	$6,926,037	$(52,833,021)	$(45,906,984)
Belgium	303,521,467	26,896,718	(37,193,234)	(10,296,516)
EMU	2,488,185,980	438,726,746	(93,738,803)	344,987,943
France	700,703,763	9,285,710	(67,757,089)	(58,471,379)
Germany	1,899,840,109	160,598,595	(91,504,571)	69,094,024
Italy	433,032,123	4,937,943	(21,833,246)	(16,895,303)
Netherlands	278,743,494	9,521,675	(19,802,174)	(10,280,499)
Spain	702,711,463	–	(62,261,548)	(62,261,548)
Sweden	314,286,408	1,397,214	(49,648,090)	(48,250,876)
Switzerland	440,346,134	65,772,967	(22,171,231)	43,601,736
United Kingdom	1,101,166,072	123,422,950	(79,970,883)	43,452,067

The Funds adopted Financial Accounting Standards Board (“FASB”) Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes – an Interpretation of FASB Statement No. 109.” FIN 48 clarifies the accounting for uncertainty in a tax position taken or expected to be taken in a tax return. FIN 48 provides guidance on the measurement, recognition, classification and disclosures of tax positions, along with accounting for the related interest and penalties. Management has reviewed the tax positions as of February 29, 2008, inclusive of the prior three open tax return years, and has determined that the implementation of FIN 48 did not have a material impact on the Funds’ financial statements.

2. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Company, Barclays Global Fund Advisors (“BGFA”) manages the investment of each Fund’s assets. BGFA is a California corporation indirectly owned by Barclays Bank PLC. Under the Investment Advisory Agreement, BGFA is responsible for all expenses (“Covered Expenses”) of each of the Funds, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees and extraordinary expenses.

For its investment advisory services to each Fund, BGFA is entitled to an annual investment advisory fee based on each Fund’s allocable portion of the aggregate of the average daily net assets of the Funds and other iShares Funds in the same advisory fee category, as follows:

Investment Advisory Fee	Aggregate Average Daily Net Assets
0.59%	First $7 billion
0.54	Over $7 billion, up to and including $11 billion
0.49	Over $11 billion, up to and including $24 billion
0.44	Over $24 billion

NOTES TO FINANCIAL STATEMENTS	69

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

State Street Bank and Trust Company (“State Street”) serves as administrator, custodian and transfer agent for the Company. As compensation for its services, State Street receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly. These fees and expenses are Covered Expenses as defined above.

SEI Investments Distribution Co. (“SEI”) serves as each Fund’s underwriter and distributor of the shares of each Fund, pursuant to a Distribution Agreement with the Company. SEI does not receive a fee from the Funds for its distribution services.

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC”), the Funds are permitted to lend portfolio securities to Barclays Capital Inc. (“BarCap”). Pursuant to the same exemptive order, Barclays Global Investors, N.A. (“BGI”) serves as securities lending agent for the Funds. BarCap and BGI are affiliates of BGFA, the Funds’ investment adviser. As securities lending agent, BGI receives, as fees, a share of the income earned on investment of the cash collateral received for the loan of securities. For the six months ended February 29, 2008, BGI earned securities lending agent fees as follows:

iShares MSCI Index Fund	Securities Lending Agent Fees
Austria	$37,278
Belgium	24,778
EMU	233,455
France	7,415
Germany	24,050

iShares MSCI Index Fund	Securities Lending Agent Fees
Italy	$16,621
Netherlands	16,663
Spain	384,188
Sweden	10,113
United Kingdom	6,763

Cross trades for the six months ended February 29, 2008, if any, were executed by the Funds pursuant to Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds to which BGFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

Each Fund may invest in the Institutional Shares of certain money market funds managed by BGFA, the Funds’ investment adviser, including the Government Money Market Fund (“GMMF”), Institutional Money Market Fund (“IMMF”), Prime Money Market Fund (“PMMF”) and Treasury Money Market Fund (“TMMF”) of Barclays Global Investors Funds. The GMMF, IMMF, PMMF and TMMF are feeder funds in a master/feeder fund structure that invest substantially all of their assets in the Government Money Market Master Portfolio, Money Market Master Portfolio, Prime Money Market Master Portfolio and Treasury Money Market Master Portfolio (collectively, the “Money Market Master Portfolios”), respectively, which are also managed by BGFA. While the GMMF, IMMF, PMMF and TMMF do not directly charge an investment advisory fee, the Money Market Master Portfolios in which they invest do charge an investment advisory fee. Income distributions from the GMMF, IMMF, PMMF and TMMF are declared daily and paid monthly from net investment income. Income distributions earned by the Funds from temporary cash investments are recorded as interest from affiliated issuers in the accompanying Statements of Operations. Income distributions earned by the Funds from the investment of securities lending collateral, if any, are included in securities lending income in the accompanying Statements of Operations.

Each Fund may invest its securities lending cash collateral, if any, in the BGI Cash Premier Fund LLC (“Premier Fund”), an affiliated private money market fund managed by BGFA. Although the Premier Fund is not registered as an investment company under the 1940 Act, it intends to operate as a money market fund in compliance with Rule 2a-7 under the 1940 Act. See Note 5 for additional information regarding the Premier Fund.

70	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

For the six months ended February 29, 2008, the iShares MSCI United Kingdom Index Fund had direct investments (exclusive of short-term investments) in issuers of which BGFA is an affiliate or issuers of which the Fund owns 5% or more of the outstanding voting securities as follows:

Name of Affiliated Issuer	Number of Shares Held Beginning of Period (in 000s)	Gross Additions (in 000s)	Gross Reductions (in 000s)	Number of Shares Held End of Period (in 000s)	Value at End of Period	Net Realized Loss
Barclays PLC	2,376	736	383	2,729	$25,907,796	$(391,261)

As of February 29, 2008, certain directors and officers of the Company are also officers of BGI and/or BGFA.

3. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended February 29, 2008, were as follows:

iShares MSCI Index Fund	Purchases	Sales
Austria	$48,934,196	$55,258,932
Belgium	53,851,783	60,179,953
EMU	511,319,730	523,248,958
France	22,307,861	27,797,424
Germany	83,167,241	109,879,613
Italy	20,406,192	27,396,384
Netherlands	50,217,210	53,504,596
Spain	100,671,680	108,400,931
Sweden	24,313,573	39,433,958
Switzerland	15,344,796	16,294,504
United Kingdom	57,817,452	75,561,094

In-kind transactions (see Note 4) for the six months ended February 29, 2008, were as follows:

iShares MSCI Index Fund	In-kind Purchases	In-kind Sales
Austria	$83,986,503	$223,277,656
Belgium	50,621,259	20,879,901
EMU	263,940,209	301,591,764
France	371,265,391	136,174,300
Germany	654,089,538	255,109,395
Italy	286,199,961	33,773,825
Netherlands	95,763,593	67,322,029
Spain	649,802,888	555,916,932
Sweden	62,837,020	302,281,588
Switzerland	200,656,368	37,395,966
United Kingdom	275,660,643	116,723,016

NOTES TO FINANCIAL STATEMENTS	71

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

4. CAPITAL SHARE TRANSACTIONS

The Company issues and redeems capital shares of each Fund only in aggregations of a specified number of shares (each, a “Creation Unit”) at net asset value. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind deposit of a designated portfolio of equity securities, which constitutes a substantial replication, or a portfolio sampling representation, of the corresponding MSCI Index and an amount of cash. Investors purchasing and redeeming Creation Units pay a purchase transaction fee and a redemption transaction fee directly to State Street, the administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities related to in-kind transactions” in the Statements of Assets and Liabilities.

5. LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan. The risks to the Funds of securities lending are that the borrower may not provide additional collateral when required or may not return the securities when due.

As of February 29, 2008, certain Funds had loaned securities which were collateralized by cash. The cash collateral received was invested in the Premier Fund. The Premier Fund seeks to achieve its investment objective by investing in a portfolio of high-quality, short-term fixed-income instruments, including money market funds (which may be managed by BGFA or its affiliate) and other instruments that, at the time of investment, have remaining maturities of 397 calendar days or less from the date of acquisition.

The market value of the securities on loan as of February 29, 2008 and the value of the related collateral are disclosed in the Statements of Assets and Liabilities. Securities lending income, as disclosed in the Funds’ Statements of Operations, represents the income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to BGI as securities lending agent.

6. RECENTLY ISSUED ACCOUNTING PRONOUNCEMENT

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. Management does not believe that the adoption of this standard will have a material impact on the Funds’ financial statements.

72	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Shareholder Meeting Results (Unaudited)

iSHARES®, INC.

A special meeting of shareholders of iShares, Inc. was held on December 7, 2007. At the special meeting, the following matters were voted upon and approved by the shareholders of the iShares MSCI Austria Index Fund and iShares MSCI Netherlands Index Fund. The results of the voting are presented below.

Proposal 1

To approve a change in the investment objective of each Fund — from tracking the existing indices to tracking the new MSCI Investable Market Indices.

iShares MSCI Index Fund	Votes For	Votes Withheld	Votes Abstaining
Austria	6,078,149	131,597	144,917
Netherlands	4,241,941	69,510	116,533

Proposal 2

To approve the reclassification of the investment objective of each Fund from fundamental to non-fundamental.

iShares MSCI Index Fund	Votes For	Votes Against	Votes Abstaining
Austria	5,826,847	378,284	149,532
Netherlands	4,201,608	107,984	118,392

SHAREHOLDER MEETING RESULTS	73

Notes:

74	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	75

Notes:

76	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

The iShares® Family of Funds

The following is a list of iShares Funds being offered, along with their respective exchange trading symbols. Please call 1-800-iShares (1-800-474-2737) to obtain a prospectus for any iShares Fund. The prospectus contains more complete information, including charges, expenses, investment objectives and risk factors that should be carefully considered to determine if the Fund(s) are an appropriate investment for you. Read the prospectus(es) carefully before investing. Investing involves risk, including possible loss of principal.

iShares S&P Domestic Index Funds

iShares S&P 1500 (ISI)

iShares S&P 100 (OEF)

iShares S&P 500 (IVV)

iShares S&P 500 Growth (IVW)

iShares S&P 500 Value (IVE)

iShares S&P MidCap 400 (IJH)

iShares S&P MidCap 400 Growth (IJK)

iShares S&P MidCap 400 Value (IJJ)

iShares S&P SmallCap 600 (IJR)

iShares S&P SmallCap 600 Growth (IJT)

iShares S&P SmallCap 600 Value (IJS)

iShares S&P North American Natural Resources

    Sector (IGE)

iShares S&P North American Technology - Multimedia Networking (IGN)
iShares S&P North American Technology- Semiconductors (IGW)

iShares S&P North American Technology-

    Software (IGV)

iShares S&P North American Technology

    Sector (IGM)

iShares Domestic Sector Index Funds

iShares Cohen & Steers Realty Majors (ICF)

iShares Dow Jones U.S. Basic Materials

    Sector (IYM)

iShares Dow Jones U.S. Consumer Services

    Sector (IYC)

iShares Dow Jones U.S. Consumer Goods

    Sector (IYK)

iShares Dow Jones U.S. Energy Sector (IYE)

iShares Dow Jones U.S. Financial Sector (IYF)

iShares Dow Jones U.S. Financial

    Services (IYG)

iShares Dow Jones U.S. Healthcare Sector (IYH)

iShares Dow Jones U.S. Industrial Sector (IYJ)

iShares Dow Jones U.S. Real Estate (IYR)

iShares Dow Jones U.S. Technology

    Sector (IYW)

iShares Dow Jones U.S. Telecommunications

    Sector (IYZ)

iShares Dow Jones Transportation

    Average (IYT)

iShares Dow Jones U.S. Utilities Sector (IDU)

iShares Dow Jones U.S. (IYY)

iShares Nasdaq Biotechnology (IBB)

iShares Domestic Subsector Index Funds

iShares Dow Jones U.S. Aerospace &

    Defense (ITA)

iShares Dow Jones U.S. Broker-Dealers (IAI)

iShares Dow Jones U.S. Healthcare

    Providers (IHF)

iShares Dow Jones U.S. Home

    Construction (ITB)

iShares Dow Jones U.S. Insurance (IAK)

iShares Dow Jones U.S. Medical Devices (IHI)

iShares Dow Jones U.S. Oil & Gas

    Exploration & Production (IEO)

iShares Dow Jones U.S. Oil Equipment &

    Services (IEZ)

iShares Dow Jones U.S. Pharmaceuticals (IHE)

iShares Dow Jones U.S. Regional Banks (IAT)

iShares FTSE NAREIT Industrial/Office (FIO)

iShares FTSE NAREIT Mortgage REITs (REM)

iShares FTSE NAREIT Real Estate 50 (FTY)

iShares FTSE NAREIT Residential (REZ)

iShares FTSE NAREIT Retail (RTL)

iShares Global Index Funds
iShares S&P Global 100 (IOO) iShares S&P Global Consumer Discretionary Sector (RXI) iShares S&P Global Consumer Staples Sector (KXI)

iShares S&P Global Energy Sector (IXC)

iShares S&P Global Financials Sector (IXG)

iShares S&P Global Healthcare Sector (IXJ)

iShares S&P Global Industrials Sector (EXI)

iShares S&P Global Infrastructure (IGF)

iShares S&P Global Materials Sector (MXI)

iShares S&P Global Technology Sector (IXN)

iShares S&P Global Telecommunications

    Sector (IXP)

iShares S&P Global Utilities Sector (JXI)

iShares Russell Index Funds

iShares Russell 3000 (IWV)

iShares Russell 3000 Growth (IWZ)

iShares Russell 3000 Value (IWW)

iShares Russell 1000 (IWB)

iShares Russell 1000 Growth (IWF)

iShares Russell 1000 Value (IWD)

iShares Russell Midcap (IWR)

iShares Russell Midcap Growth (IWP)

iShares Russell Midcap Value (IWS)

iShares Russell 2000 (IWM)

iShares Russell 2000 Growth (IWO)

iShares Russell 2000 Value (IWN)

iShares Russell Microcap (IWC)

iShares International Country Index Funds

iShares FTSE/Xinhua China 25 (FXI)

iShares MSCI Australia (EWA)

iShares MSCI Austria (EWO)

iShares MSCI Belgium (EWK)

iShares MSCI Brazil (EWZ)

iShares MSCI Canada (EWC)

iShares MSCI Chile (ECH)

iShares MSCI France (EWQ)

iShares MSCI Germany (EWG)

iShares MSCI Hong Kong (EWH)

iShares MSCI Israel Capped Investable

    Market (EIS)

iShares MSCI Italy (EWI)

iShares MSCI Japan (EWJ)

iShares MSCI Japan Small Cap (SCJ)

iShares MSCI Malaysia (EWM)

iShares MSCI Mexico (EWW)

iShares MSCI Netherlands (EWN)

iShares MSCI Singapore (EWS)

iShares MSCI South Africa (EZA)

iShares MSCI South Korea (EWY)

iShares MSCI Spain (EWP)

iShares MSCI Sweden (EWD)

iShares MSCI Switzerland (EWL)

iShares MSCI Taiwan (EWT)

iShares MSCI Thailand Investable

    Market (THD)

iShares MSCI Turkey Investable Market (TUR)
iShares MSCI United Kingdom (EWU) iShares S&P/TOPIX 150 (ITF)

iShares Bond Funds

iShares Lehman Aggregate (AGG)

iShares Lehman Short Treasury (SHV)

iShares Lehman 1-3 Year Treasury (SHY)

iShares Lehman 3-7 Year Treasury (IEI)

iShares Lehman 7-10 Year Treasury (IEF)

iShares Lehman 10-20 Year Treasury (TLH)

iShares Lehman 20+ Year Treasury (TLT)

iShares Lehman TIPS (TIP)

iShares Lehman Credit (CFT)

iShares Lehman 1-3 Year Credit (CSJ)

iShares Lehman Intermediate Credit (CIU)

iShares iBoxx $ Investment Grade

    Corporate (LQD)

iShares iBoxx $ High Yield Corporate (HYG)
iShares Lehman Government/Credit (GBF) iShares Lehman Intermediate Government/ Credit (GVI)
iShares Lehman MBS (MBB) iShares S&P National Municipal (MUB) iShares S&P California Municipal (CMF) iShares S&P New York Municipal (NYF) iShares JPMorgan USD Emerging Markets (EMB)
iShares Specialty Index Funds iShares KLD 400 Social (DSI) iShares KLD Select SocialSM (KLD) iShares Dow Jones Select Dividend (DVY) iShares Dow Jones EPAC Select Dividend (IDV)
iShares S&P U.S. Preferred Stock (PFF) iShares International Index Funds iShares FTSE Developed Small Capex-North America (IFSM) iShares FTSE EPRA/NAREIT Global Real Estate ex-U.S. (IFGL)
iShares FTSE EPRA/NAREIT North America (IFNA)

iShares FTSEEPRA/NAREIT Europe (IFEU)

iShares FTSE EPRA/NAREIT Asia (IFAS)

iShares MSCI ACWI (ACWI)

iShares MSCI ACWI ex US (ACWX)

iShares MSCI BRIC (BKF)

iShares MSCI EAFE (EFA)

iShares MSCI EAFE Growth (EFG)

iShares MSCI EAFE Value (EFV)

iShares MSCI EAFE Small Cap (SCZ)

iShares MSCI Emerging Markets (EEM)

iShares MSCI EMU (EZU)

iShares MSCI Kokusai (TOK)

iShares MSCI Pacific ex-Japan (EPP)

iShares S&P Asia 50 (AIA)

iShares S&P Europe 350 (IEV)

iShares S&P Latin America 40 (ILF)

iShares S&P World ex-U.S. Property (WPS)

iSHARES FAMILY OF FUNDS	77

The iShares® Family of Funds (Continued)

iShares Morningstar Index Funds

iShares Morningstar Large Core (JKD)

iShares Morningstar Large Growth (JKE)

iShares Morningstar Large Value (JKF)

iShares Morningstar Mid Core (JKG)

iShares Morningstar Mid Growth (JKH)

iShares Morningstar Mid Value (JKI)

iShares Morningstar Small Core (JKJ)

iShares Morningstar Small Growth (JKK)

iShares Morningstar Small Value (JKL)

iShares NYSE Index Funds
iShares NYSE Composite (NYC) iShares NYSE 100 (NY)

iShares® is a registered trademark of Barclays Global Investors, N.A. The iShares Funds are not sponsored, endorsed or issued by Lehman Brothers, nor are they sponsored, endorsed, issued, sold or promoted by Cohen & Steers Capital Management, Inc., Dow Jones & Company, Inc., European Public Real Estate Association (“EPRA®”), FTSE International Limited (“FTSE”), FTSE/Xinhua Index Limited (“FXI”), iBoxx®, J.P. Morgan Securities Inc., KLD Research & Analytics, Inc., MSCI Inc., Morningstar Inc., The NASDAQ Stock Market, Inc., National Association of Real Estate Investment Trusts (“NAREIT”), New York Stock Exchange, Inc., Frank Russell Company, or Standard & Poor’s. None of these companies make any representation regarding the advisability of investing in the iShares Funds. Neither SEI nor BGI, nor any of their affiliates, are affiliated with the companies listed above. FXI does not make any warranty regarding the FTSE/Xinhua Index. All rights in the FTSE/Xinhua Index vest in FXI. Neither FTSE nor NAREIT makes any warranty regarding the FTSENAREIT Real Estate 50 Index, FTSENAREIT Residential Index, FTSENAREIT Retail Index, FTSENAREIT Mortgage REITs Index or FTSENAREIT Industrial/Office Index; all rights vest in NAREIT. Neither FTSEn or NAREIT makes any warranty regarding the FTSEEPRA/NAREIT Global Real Estate ex-US/North America/Europe/Asia Index; all rights vest in FTSE, NAREIT, and EPRA. All rights in the FTSE Developed Small Cap ex-North America Index vest in FTSE. “FTSE” is a trade- and servicemark of London Stock Exchange and The Financial Times Limited; “Xinhua” is a trade- and servicemark of Xinhua Financial Network Limited. “NAREIT®” is a trademark of NAREIT; “EPRA®” is a trademark of EPRA.

An investment in the Fund(s) is not a deposit of a bank and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

This advertising section does not constitute part of the 2008 Semi-Annual Report.

6712-iS-0408

78	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

The iShares Funds are distributed by SEI Investments Distribution Co. (SEI). Barclays Global Fund Advisors (BGFA) serves as an adviser to the iShares Funds. BGFA is a subsidiary of Barclays Global Investors, N.A., a majority-owned subsidiary of Barclays Bank PLC, none of which are affiliated with SEI.

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. Neither SEI nor BGI, nor any of their affiliates, are affiliated with the company listed above.

©2008 Barclays Global Investors. All rights reserved. iShares® is a registered trademark of Barclays Global Investors, N.A. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

Investing involves risk, including possible loss of principal.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds' website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q. The Funds' Forms N-Q are available on the SEC's website or may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a monthly basis on the Funds' website.

This report is intended for the Funds' shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

BGI-F-036-04008

For more information visit our website
or call 1-800-iShares (1-800-474-2737)
www.iShares.com

iShares

BARCLAYS

Fund Performance Overview

iSHARES® MSCI AUSTRALIA INDEX FUND

Performance as of February 29, 2008

The iShares MSCI Australia Index Fund (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of publicly traded securities in the aggregate in the Australian market, as measured by the MSCI Australia IndexSM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended February 29, 2008, the Fund returned 3.36%, while the Index returned 2.88%.

Average Annual Total Returns

Year Ended 2/29/08			Five Years Ended 2/29/08			Ten Years Ended 2/29/08

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
16.48%	15.15%	15.76%	29.34%	28.96%	28.73%	14.08%	13.97%	14.06%

Cumulative Total Returns

Year Ended 2/29/08			Five Years Ended 2/29/08			Ten Years Ended 2/29/08

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
16.48%	15.15%	15.76%	261.93%	256.63%	253.53%	273.19%	269.69%	272.52%

“Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table(s) above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION As of 2/29/08
Sector	Percentage of Net Assets
Financial	40.41%

Basic Materials	26.49

Consumer Non-Cyclical	11.64

Industrial	8.70

Energy	4.89

Consumer Cyclical	3.24

Communications	2.57

Utilities	0.54

Technology	0.44

Short-Term and Other Net Assets	1.08

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 2/29/08
Security	Percentage of Net Assets
BHP Billiton Ltd.	14.48%

Commonwealth Bank of Australia	6.06

National Australia Bank Ltd.	5.11

Westpac Banking Corp.	4.74

Australia and New Zealand Banking Group Ltd.	4.48

Rio Tinto Ltd.	4.29

Woolworths Ltd.	3.84

Westfield Group	3.34

Woodside Petroleum Ltd.	3.00

Wesfarmers Ltd.	2.24

TOTAL	51.58%

FUND PERFORMANCE OVERVIEWS	1

Fund Performance Overview

iSHARES® MSCI BRAZIL INDEX FUND

Performance as of February 29, 2008

The iShares MSCI Brazil Index Fund (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of publicly traded securities in the aggregate in the Brazilian market, as measured by the MSCI Brazil IndexSM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended February 29, 2008, the Fund returned 37.80%, while the Index returned 39.70%.

Average Annual Total Returns

Year Ended 2/29/08			Five Years Ended 2/29/08			Inception to 2/29/08

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
85.35%	88.53%	87.98%	65.15%	65.59%	67.37%	23.25%	23.52%	25.80%

Cumulative Total Returns

Year Ended 2/29/08			Five Years Ended 2/29/08			Inception to 2/29/08

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
85.35%	88.53%	87.98%	1,128.45%	1,144.84%	1,213.53%	394.04%	402.25%	477.66%

Total returns for the period since inception are calculated from the inception date of the Fund (7/10/00). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

Certain sectors and markets performed exceptionally well based on market conditions during the six-month and one-year periods. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (7/14/00), the NAV of the Fund is used as a proxy for secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table(s) above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION As of 2/29/08
Sector	Percentage of Net Assets
Basic Materials	32.51%

Energy	26.49

Financial	17.07

Consumer Non-Cyclical	6.40

Communications	5.97

Utilities	5.90

Industrial	2.35

Consumer Cyclical	2.10

Diversified	0.91
Short-Term and Other Net Assets	0.30

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 2/29/08
Security	Percentage of Net Assets
Petroleo Brasileiro SA Preferred	13.91%

Petroleo Brasileiro SA	12.58

Companhia Vale do Rio Doce Class A Preferred	11.35

Companhia Vale do Rio Doce ADR	9.25

Banco Bradesco SA Preferred	4.67

Banco Itau Holding Financeira SA Preferred	4.40

Unibanco - Uniao de Bancos Brasileiros SA Units	3.47

Companhia de Bebidas das Americas Preferred	2.96

Companhia Siderurgica Nacional	2.81

Gerdau SA Preferred	2.03

TOTAL	67.43%

2	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® MSCI BRIC INDEX FUND

Performance as of February 29, 2008

The iShares MSCI BRIC Index Fund (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI BRIC IndexSM (the “Index”). The Index is designed to measure the combined equity market performance in Brazil, Russia, India and China (“BRIC”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the period from November 12, 2007 (inception date of the Fund) through February 29, 2008, the Fund declined 5.10%, while the Index declined 4.69%.

Cumulative Total Returns

Inception to 2/29/08

NAV	MARKET	INDEX
(5.10)%	(4.62)%	(4.69)%

“Cumulative Total Returns” represent the total change in value of an investment over the period indicated and are calculated from an inception date of 11/12/07.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (11/16/07), the NAV of the Fund is used as a proxy for secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION As of 2/29/08
Sector	Percentage of Net Assets
Energy	30.70%

Financial	22.19

Basic Materials	14.59

Communications	12.75

Technology	4.41

Consumer Non-Cyclical	4.26

Industrial	4.23

Utilities	3.03

Diversified	2.21

Consumer Cyclical	1.45

Short-Term and Other Net Assets	0.18

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 2/29/08
Security	Percentage of Net Assets
OAO Gazprom SP ADR Reg S (Russia)	7.49%

China Mobile Ltd. (China)	5.75

Petroleo Brasileiro SA Preferred (Brazil)	4.67

Petroleo Brasileiro SA (Brazil)	3.88

Reliance Industries Ltd. GDR (India)	3.60

Companhia Vale do Rio Doce Class A Preferred (Brazil)	3.52

Companhia Vale do Rio Doce (Brazil)	2.98

LUKOIL SP ADR (Russia)	2.18

ICICI Bank Ltd. SP ADR (India)	2.16

Infosys Technologies Ltd. SP ADR (India)	2.05

TOTAL	38.28%

FUND PERFORMANCE OVERVIEWS	3

Fund Performance Overview

iSHARES® MSCI CANADA INDEX FUND

Performance as of February 29, 2008

The iShares MSCI Canada Index Fund (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of publicly traded securities in the aggregate in the Canadian market, as measured by the MSCI Canada Index SM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended February 29, 2008, the Fund returned 8.81%, while the Index returned 8.91%.

Average Annual Total Returns

Year Ended 2/29/08			Five Years Ended 2/29/08			Ten Years Ended 2/29/08

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
27.96%	27.93%	28.24%	27.77%	27.83%	28.16%	13.54%	13.49%	13.96%

Cumulative Total Returns

Year Ended 2/29/08			Five Years Ended 2/29/08			Ten Years Ended 2/29/08

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
27.96%	27.93%	28.24%	240.47%	241.35%	245.69%	256.18%	254.60%	269.50%

“Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

The Fund’s per share net asset value or “NAV”is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table(s) above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION As of 2/29/08
Sector	Percentage of Net Assets
Financial	28.74%

Energy	28.06

Basic Materials	20.23

Communications	5.46

Industrial	5.23

Technology	4.87

Consumer Cyclical	2.60

Diversified	1.90

Consumer Non-Cyclical	1.46

Utilities	1.19

Short-Term and Other Net Assets	0.26

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 2/29/08
Security	Percentage of Net Assets
Royal Bank of Canada	5.57%

Manulife Financial Corp.	5.16

EnCana Corp.	4.92

Research In Motion Ltd.	4.52

Potash Corp. of Saskatchewan Inc.	4.32

Bank of Nova Scotia	4.11

Suncor Energy Inc.	4.10

Barrick Gold Corp.	3.89

Canadian Natural Resources Ltd.	3.48

Goldcorp Inc.	2.62

TOTAL	42.69%

4	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® MSCI CHILE INDEX FUND

Performance as of February 29, 2008

The iShares MSCI Chile Index Fund (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI Chile Investable Market IndexSM (the “Index”). The Index is designed to measure broad based equity market performance in Chile. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the period from November 12, 2007 (inception date of the Fund) through February 29, 2008, the Fund returned 0.10%, while the Index declined 0.03%.

Cumulative Total Returns

Inception to 2/29/08

NAV	MARKET	INDEX
0.10%	1.13%	(0.03)%

“Cumulative Total Returns” represent the total change in value of an investment over the period indicated and are calculated from an inception date of 11/12/07.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (11/16/07), the NAV of the Fund is used as a proxy for secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table above does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION As of 2/29/08
Sector	Percentage of Net Assets
Utilities	23.51%

Basic Materials	17.85

Diversified	16.27

Consumer Non-Cyclical	13.59

Financial	9.91

Consumer Cyclical	9.51

Communications	5.55

Industrial	3.05

Technology	0.64

Short-Term and Other Net Assets	0.12

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 2/29/08
Security	Percentage of Net Assets
Empresas Copec SA	15.91%

Empresa Nacional de Electricidad SA	9.56

Enersis SA	8.48

Empresas CMPC SA	6.99

Centros Comerciales Sudamericanos SA	6.70

Banco Santander Chile SA	4.85

Sociedad Quimica y Minera de Chile SA Class B Preferred	4.82

CAP SA	4.79

Lan Airlines SA	3.79

Empresa Nacional de Telecomunicaciones SA	3.34

TOTAL	69.23%

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview

iSHARES® MSCI HONG KONG INDEX FUND

Performance as of February 29, 2008

The iShares MSCI Hong Kong Index Fund (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of publicly traded securities in the aggregate in the Hong Kong market, as measured by the MSCI Hong Kong IndexSM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended February 29, 2008, the Fund returned 6.33%, while the Index returned 6.71%.

Average Annual Total Returns

Year Ended 2/29/08			Five Years Ended 2/29/08			Ten Years Ended 2/29/08

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
22.46%	21.62%	23.22%	23.68%	23.05%	24.53%	8.32%	8.00%	9.68%

Cumulative Total Returns

Year Ended 2/29/08			Five Years Ended 2/29/08			Ten Years Ended 2/29/08

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
22.46%	21.62%	23.22%	189.45%	182.08%	199.42%	122.47%	115.86%	151.96%

“Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table(s) above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION As of 2/29/08
Sector	Percentage of Net Assets
Financial	49.75%

Diversified	13.76

Consumer Cyclical	12.20

Utilities	10.07

Industrial	6.76

Communications	4.78

Basic Materials	1.34

Consumer Non-Cyclical	0.71

Technology	0.47

Short-Term and Other Net Assets	0.16

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 2/29/08
Security	Percentage of Net Assets
Sun Hung Kai Properties Ltd.	8.21%

Cheung Kong (Holdings) Ltd.	7.96

Hong Kong Exchanges and Clearing Ltd.	7.46

Hutchison Whampoa Ltd.	7.31

Hang Seng Bank Ltd.	4.98

Esprit Holdings Ltd.	4.49

Hong Kong and China Gas Co. Ltd. (The)	3.71

CLP Holdings Ltd.	3.58

Swire Pacific Ltd. Class A	3.23

BOC Hong Kong (Holdings) Ltd.	3.23

TOTAL	54.16%

6	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® MSCI JAPAN SMALL CAP INDEX FUND

Performance as of February 29, 2008

The iShares MSCI Japan Small Cap Index Fund (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI Japan Small Cap IndexSM (the “Index”). The Index targets 40% of the eligible small cap universe within each industry group in the MSCI Japan IndexSM. The small cap universe is defined as all listed securities that have a market capitalization in the range of $200 million to $1,500 million. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the period from December 20, 2007 (inception date of the Fund) through February 29, 2008, the Fund declined 1.78%, while the Index declined 1.63%.

Cumulative Total Returns

Inception to 2/29/08

NAV	MARKET	INDEX
(1.78)%	(2.15)%	(1.63)%

“Cumulative Total Returns” represent the total change in value of an investment over the period indicated and are calculated from an inception date of 12/20/07.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until the day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (12/21/07), the NAV of the Fund is used as a proxy for secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table above does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION As of 2/29/08
Sector	Percentage of Net Assets
Industrial	25.00%

Consumer Cyclical	22.51

Financial	22.17

Consumer Non-Cyclical	13.46

Basic Materials	9.01

Communications	3.65

Technology	2.76

Utilities	1.11

Energy	0.11

Short-Term and Other Net Assets	0.22

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 2/29/08
Security	Percentage of Net Assets
Yamaguchi Financial Group Inc.	0.70%

Nagoya Railroad Co. Ltd.	0.67

Toho Gas Co. Ltd.	0.66

Iyo Bank Ltd. (The)	0.62

Shimadzu Corp.	0.60

Chugoku Bank Ltd. (The)	0.57

Hisamitsu Pharmaceutical Co. Inc.	0.54

Keihan Electric Railway Co. Ltd.	0.53

Pacific Metals Co. Ltd.	0.51

Hamamatsu Photonics K.K.	0.51

TOTAL	5.91%

FUND PERFORMANCE OVERVIEWS	7

Fund Performance Overview

iSHARES® MSCI MALAYSIA INDEX FUND

Performance as of February 29, 2008

The iShares MSCI Malaysia Index Fund (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of publicly traded securities in the aggregate in the Malaysian market, as measured by the MSCI Malaysia IndexSM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities included in the Index. For the six-month period ended February 29, 2008, the Fund returned 20.02%, while the Index returned 20.31%.

Average Annual Total Returns

Year Ended 2/29/08			Five Years Ended 2/29/08			Ten Years Ended 2/29/08

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
29.59%	29.54%	30.13%	22.99%	23.20%	23.92%	10.17%	10.13%	11.56%

Cumulative Total Returns

Year Ended 2/29/08			Five Years Ended 2/29/08			Ten Years Ended 2/29/08

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
29.59%	29.54%	30.13%	181.37%	183.81%	192.25%	163.45%	162.39%	198.72%

“Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. As the Fund has a NAV which is determined prior to the opening of the regular trading day on the stock exchange on which it is listed, the market return is calculated using the midpoint of the bid/ask spread as of the opening of regular trading on the exchange. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table(s) above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION As of 2/29/08
Sector	Percentage of Net Assets
Financial	29.27%

Consumer Non-Cyclical	18.14

Consumer Cyclical	14.59

Industrial	12.57

Diversified	10.83

Utilities	6.66

Communications	6.42

Energy	1.12

Technology	0.15

Short-Term and Other Net Assets	0.25

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 2/29/08
Security	Percentage of Net Assets
Sime Darby Bhd	9.73%

IOI Corp. Bhd	9.26

Bumiputra-Commerce Holdings Bhd	9.25

Malayan Banking Bhd	7.72

Genting Bhd	4.42

Telekom Malaysia Bhd	4.11

Tenaga Nasional Bhd	4.09

Public Bank Bhd	3.85

Resorts World Bhd	3.79

MISC Bhd	3.43

TOTAL	59.65%

8	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® MSCI MEXICO INDEX FUND

Performance as of February 29, 2008

The iShares MSCI Mexico Index Fund (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of publicly traded securities in the aggregate in the Mexican market, as measured by the MSCI Mexico Investable Market IndexSM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended February 29, 2008, the Fund declined 2.64%, while the Index declined 1.94%.

Average Annual Total Returns

Year Ended 2/29/08			Five Years Ended 2/29/08			Ten Years Ended 2/29/08

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
12.48%	15.48%	12.95%	38.60%	39.21%	37.95%	16.50%	16.68%	17.59%

Cumulative Total Returns

Year Ended 2/29/08			Five Years Ended 2/29/08			Ten Years Ended 2/29/08

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
12.48%	15.48%	12.95%	411.54%	422.76%	399.66%	360.41%	367.50%	405.39%

Effective December 1, 2007, the Fund changed its underlying index from the MSCI Mexico IndexSM to the MSCI Mexico Investable Market Index. Performance shown above reflects the MSCI Mexico Index through November 30, 2007 and the MSCI Mexico Investable Market Index thereafter.

“Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table(s) above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION As of 2/29/08
Sector	Percentage of Net Assets
Communications	44.61%

Industrial	17.07

Consumer Cyclical	10.67

Consumer Non-Cyclical	10.36

Basic Materials	8.84

Diversified	4.56

Financial	3.78

Short-Term and Other Net Assets	0.11

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 2/29/08
Security	Percentage of Net Assets
America Movil SAB de CV Series L	25.06%

Cemex SAB de CV Series CPO	12.38

Telefonos de Mexico SAB de CV Series L	10.35

Fomento Economico Mexicano SAB de CV BD Units	5.72

Grupo Mexico SA de CV Series B	4.91

Grupo Televisa SA Series CPO	4.85

Wal-Mart de Mexico SAB de CV Series V	4.79

Grupo Financiero Banorte SAB de CV Series O	3.53

Carso Global Telecom SAB de CV Class A1	3.29
Grupo Carso SA de CV Series A1	3.12

TOTAL	78.00%

FUND PERFORMANCE OVERVIEWS	9

Fund Performance Overview

iSHARES® MSCI PACIFIC EX-JAPAN INDEX FUND

Performance as of February 29, 2008

The iShares MSCI Pacific ex-Japan Index Fund (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of publicly traded securities in the aggregate in the Australia, Hong Kong, New Zealand and Singapore markets, as measured by the MSCI Pacific ex-Japan IndexSM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended February 29, 2008, the Fund returned 3.03%, while the Index returned 3.04%.

Average Annual Total Returns

Year Ended 2/29/08			Five Years Ended 2/29/08			Inception to 2/29/08

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
16.52%	15.53%	16.49%	27.67%	27.04%	27.57%	21.76%	21.54%	21.69%

Cumulative Total Returns

Year Ended 2/29/08			Five Years Ended 2/29/08			Inception to 2/29/08

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
16.52%	15.53%	16.49%	239.25%	230.89%	237.84%	248.87%	244.94%	247.83%

Total returns for the period since inception are calculated from the inception date of the Fund (10/25/01). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (10/26/01), the NAV of the Fund is used as a proxy for secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table(s) above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION As of 2/29/08
Sector	Percentage of Net Assets
Financial	43.10%

Basic Materials	17.65

Industrial	8.92

Consumer Non-Cyclical	8.36

Consumer Cyclical	5.53

Communications	5.40

Diversified	3.99

Energy	3.18

Utilities	2.73

Technology	0.39

Short-Term and Other Net Assets	0.75

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 2/29/08
Security	Percentage of Net Assets
BHP Billiton Ltd. (Australia)	9.51%

Commonwealth Bank of Australia (Australia)	3.96

National Australia Bank Ltd. (Australia)	3.35

Westpac Banking Corp. (Australia)	3.12

Australia and New Zealand Banking Group Ltd. (Australia)	2.95

Rio Tinto Ltd. (Australia)	2.86

Woolworths Ltd. (Australia)	2.53

Westfield Group (Australia)	2.19

Woodside Petroleum Ltd. (Australia)	1.92

Sun Hung Kai Properties Ltd. (Hong Kong)	1.88

TOTAL	34.27%

10	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® MSCI SINGAPORE INDEX FUND

Performance as of February 29, 2008

The iShares MSCI Singapore Index Fund (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of publicly traded securities in the aggregate in the Singaporean market, as measured by the MSCI Singapore IndexSM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended February 29, 2008, the Fund declined 1.82%, while the Index declined 1.79%.

Average Annual Total Returns

Year Ended 2/29/08			Five Years Ended 2/29/08			Ten Years Ended 2/29/08

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
11.25%	9.01%	11.69%	28.69%	28.25%	28.33%	9.13%	8.82%	9.10%

Cumulative Total Returns

Year Ended 2/29/08			Five Years Ended 2/29/08			Ten Years Ended 2/29/08

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
11.25%	9.01%	11.69%	252.89%	247.00%	248.09%	139.67%	132.75%	138.84%

“Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table(s) above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION As of 2/29/08
Sector	Percentage of Net Assets
Financial	49.96%

Communications	18.95

Industrial	12.27

Diversified	7.19

Consumer Cyclical	5.75

Consumer Non-Cyclical	5.18

Energy	0.61

Short-Term and Other Net Assets	0.09

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 2/29/08
Security	Percentage of Net Assets
Singapore Telecommunications Ltd.	15.18%

United Overseas Bank Ltd.	10.30

DBS Group Holdings Ltd.	9.45

Oversea-Chinese Banking Corp.	9.20

Keppel Corp. Ltd.	5.54

CapitaLand Ltd.	4.90

Singapore Airlines Ltd.	4.38

Singapore Press Holdings Ltd.	3.77

City Developments Ltd.	3.42

Singapore Exchange Ltd.	3.36

TOTAL	69.50%

FUND PERFORMANCE OVERVIEWS	11

Fund Performance Overview

iSHARES® MSCI SOUTH AFRICA INDEX FUND

Performance as of February 29, 2008

The iShares MSCI South Africa Index Fund (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of publicly traded securities in the aggregate in the South African market, as measured by the MSCI South Africa IndexSM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended February 29, 2008, the Fund declined 0.59%, while the Index declined 0.62%.

Average Annual Total Returns

Year Ended 2/29/08			Five Years Ended 2/29/08			Inception to 2/29/08

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
7.46%	6.21%	7.83%	28.29%	28.25%	29.52%	27.82%	27.72%	29.14%

Cumulative Total Returns

Year Ended 2/29/08			Five Years Ended 2/29/08			Inception to 2/29/08

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
7.46%	6.21%	7.83%	247.50%	247.01%	264.50%	247.15%	245.85%	265.62%

Total returns for the period since inception are calculated from the inception date of the Fund (2/3/03). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

The Fund’s per share net asset value or” NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (2/7/03), the NAV of the Fund is used as a proxy for secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table(s) above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION As of 2/29/08
Sector	Percentage of Net Assets
Basic Materials	31.32%

Financial	17.60

Communications	16.20

Energy	13.74

Diversified	6.47

Industrial	5.32

Consumer Cyclical	4.52

Consumer Non-Cyclical	3.58

Short-Term and Other Net Assets	1.25

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 2/29/08
Security	Percentage of Net Assets
Sasol Ltd.	13.74%

MTN Group Ltd.	10.54

Impala Platinum Holdings Ltd.	10.02

Standard Bank Group Ltd.	6.42

Anglo Platinum Ltd.	5.01

Gold Fields Ltd.	3.86

AngloGold Ashanti Ltd.	3.58

Naspers Ltd.	3.31

FirstRand Ltd.	3.01

Remgro Ltd.	2.66

TOTAL	62.15%

12	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® MSCI SOUTH KOREA INDEX FUND

Performance as of February 29, 2008

The iShares MSCI South Korea Index Fund (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of publicly traded securities in the aggregate in the South Korean market, as measured by the MSCI Korea IndexSM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended February 29, 2008, the Fund declined 7.00%, while the Index declined 6.90%.

Average Annual Total Returns

Year Ended 2/29/08			Five Years Ended 2/29/08			Inception to 2/29/08

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
19.72%	19.20%	20.20%	29.06%	28.05%	30.85%	15.12%	14.79%	15.73%

Cumulative Total Returns

Year Ended 2/29/08			Five Years Ended 2/29/08			Inception to 2/29/08

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
19.72%	19.20%	20.20%	258.10%	244.23%	283.60%	200.38%	193.67%	213.06%

Total returns for the period since inception are calculated from the inception date of the Fund (5/9/00). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. As the Fund has a NAV which is determined prior to the opening of the regular trading day on the stock exchange on which it is listed, the market return is calculated using the midpoint of the bid/ask spread as of the opening of regular trading on the exchange. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (5/12/00), the NAV of the Fund is used as a proxy for secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table(s) above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION As of 2/29/08
Sector	Percentage of Net Assets
Industrial	21.12%

Financial	17.79

Technology	16.79

Basic Materials	13.45

Consumer Cyclical	12.64

Communications	5.98

Consumer Non-Cyclical	4.30

Energy	3.51

Utilities	2.28

Diversified	0.83

Short-Term and Other Net Assets	1.31

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 2/29/08
Security	Percentage of Net Assets
Samsung Electronics Co. Ltd.	13.79%

POSCO	8.83

Kookmin Bank	4.46

Shinhan Financial Group Ltd.	3.79

Hyundai Heavy Industries Co. Ltd.	3.59

Hyundai Motor Co. Ltd.	2.30

LG Electronics Inc.	2.16

Samsung Electronics Co. Ltd. Preferred	1.93

Korea Electric Power Corp.	1.93

Shinsegae Co. Ltd.	1.92

TOTAL	44.70%

FUND PERFORMANCE OVERVIEWS	13

Fund Performance Overview

iSHARES® MSCI TAIWAN INDEX FUND

Performance as of February 29, 2008

The iShares MSCI Taiwan Index Fund (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of publicly traded securities in the aggregate in the Taiwanese market, as measured by the MSCI Taiwan IndexSM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended February 29, 2008, the Fund returned 0.17%, while the Index returned 0.60%.

Average Annual Total Returns

Year Ended 2/29/08			Five Years Ended 2/29/08			Inception to 2/29/08

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
11.78%	14.48%	12.53%	16.28%	16.46%	17.39%	(1.45)%	(1.57)%	(0.51)%

Cumulative Total Returns

Year Ended 2/29/08			Five Years Ended 2/29/08			Inception to 2/29/08

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
11.78%	14.48%	12.53%	112.54%	114.20%	122.90%	(10.63)%	(11.47)%	(3.87)%

Total returns for the period since inception are calculated from the inception date of the Fund (6/20/00). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. As the Fund has a NAV which is determined prior to the opening of the regular trading day on the stock exchange on which it is listed, the market return is calculated using the midpoint of the bid/ask spread as of the opening of regular trading on the exchange. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (6/23/00), the NAV of the Fund is used as a proxy for secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table(s) above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION As of 2/29/08
Sector	Percentage of Net Assets
Technology	33.44%

Industrial	25.31

Financial	16.39

Basic Materials	12.93

Communications	4.93

Consumer Cyclical	3.88

Energy	1.66

Consumer Non-Cyclical	1.20

Short-Term and Other Net Assets	0.26

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 2/29/08
Security	Percentage of Net Assets
Taiwan Semiconductor Manufacturing Co. Ltd.	11.24%

Hon Hai Precision Industry Co. Ltd.	8.18

Cathay Financial Holding Co. Ltd.	3.81

China Steel Corp.	3.51

AU Optronics Corp.	3.27

Nan Ya Plastic Corp.	3.23

Chunghwa Telecom Co. Ltd.	3.21

Formosa Plastics Corp.	3.00

High Tech Computer Corp.	2.73

MediaTek Inc.	2.58

TOTAL	44.76%

14	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Shareholder Expenses (Unaudited)

iSHARES®, INC.

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2007 to February 29, 2008.

ACTUAL EXPENSES

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line under each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

iShares MSCI Index Fund	Beginning Account Value (9/1/07)[a]	Ending Account Value (2/29/08)[a]	Annualized Expense Ratio	Expenses Paid During Period[b] (9/1/07 to 2/29/08)
Australia
Actual	$1,000.00	$1,033.60	0.51%	$2.58
Hypothetical (5% return before expenses)	1,000.00	1,022.30	0.51	2.56
Brazil
Actual	1,000.00	1,378.00	0.64	3.78
Hypothetical (5% return before expenses)	1,000.00	1,021.70	0.64	3.22
BRIC
Actual	1,000.00	949.00	0.72	2.09
Hypothetical (5% return before expenses)	1,000.00	1,021.30	0.72	3.62
Canada
Actual	1,000.00	1,088.10	0.51	2.65
Hypothetical (5% return before expenses)	1,000.00	1,022.30	0.51	2.56

SHAREHOLDER EXPENSES	15

Shareholder Expenses (Unaudited) (Continued)

iSHARES®, INC.

iShares MSCI Index Fund	Beginning Account Value (9/1/07)[a]	Ending Account Value (2/29/08)[a]	Annualized Expense Ratio	Expenses Paid During Period[b] (9/1/07 to 2/29/08)
Chile
Actual	$1,000.00	$1,001.00	0.63%	$1.88
Hypothetical (5% return before expenses)	1,000.00	1,021.70	0.63	3.17
Hong Kong
Actual	1,000.00	1,063.30	0.51	2.62
Hypothetical (5% return before expenses)	1,000.00	1,022.30	0.51	2.56
Japan Small Cap
Actual	1,000.00	982.20	0.51	0.98
Hypothetical (5% return before expenses)	1,000.00	1,022.30	0.51	2.56
Malaysia
Actual	1,000.00	1,200.20	0.51	2.79
Hypothetical (5% return before expenses)	1,000.00	1,022.30	0.51	2.56
Mexico
Actual	1,000.00	973.60	0.51	2.50
Hypothetical (5% return before expenses)	1,000.00	1,022.30	0.51	2.56
Pacific ex-Japan
Actual	1,000.00	1,030.30	0.50	2.52
Hypothetical (5% return before expenses)	1,000.00	1,022.40	0.50	2.51
Singapore
Actual	1,000.00	981.80	0.51	2.51
Hypothetical (5% return before expenses)	1,000.00	1,022.30	0.51	2.56
South Africa
Actual	1,000.00	994.10	0.63	3.12
Hypothetical (5% return before expenses)	1,000.00	1,021.70	0.63	3.17
South Korea
Actual	1,000.00	930.00	0.63	3.02
Hypothetical (5% return before expenses)	1,000.00	1,021.70	0.63	3.17
Taiwan
Actual	1,000.00	1,001.70	0.64	3.19
Hypothetical (5% return before expenses)	1,000.00	1,021.70	0.64	3.22

[a]

Account values are based on a start date of November 12, 2007 (commencement of operations) for the iShares MSCI BRIC Index Fund and iShares MSCI Chile Index Fund and a start date of December 20, 2007 (commencement of operations) for the iShares MSCI Japan Small Cap Index Fund.

[b]

Except for the actual expenses for the iShares MSCI BRIC Index Fund, iShares MSCI Chile Index Fund and iShares MSCI Japan Small Cap Index Fund, actual and hypothetical expenses are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (366 days). Actual expenses for the iShares MSCI BRIC Index Fund and iShares MSCI Chile Index Fund, which commenced operations on November 12, 2007, are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (109 days) and divided by the number of days in the year (366 days). Actual expenses for the iShares MSCI Japan Small Cap Index Fund, which commenced operations on December 20, 2007, are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (71 days) and divided by the number of days in the year (366 days).

16	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MSCI AUSTRALIA INDEX FUND

February 29, 2008

Security	Shares	Value
COMMON STOCKS – 98.92%

AIRLINES – 0.44%
Qantas Airways Ltd.	1,638,568	$6,468,064

		6,468,064

APPAREL – 0.23%
Billabong International Ltd.	289,699	3,414,404

		3,414,404

BANKS – 22.81%
Australia and New Zealand Banking Group Ltd.	3,222,016	66,305,223
Bendigo Bank Ltd.	447,692	4,233,776
Commonwealth Bank of Australia	2,272,877	89,570,451
National Australia Bank Ltd.	2,798,756	75,528,041
St. George Bank Ltd.	477,046	10,620,246
Suncorp-Metway Ltd.	1,606,096	20,897,580
Westpac Banking Corp.	3,215,935	70,150,888

		337,306,205

BEVERAGES – 1.99%
Coca-Cola Amatil Ltd.	922,213	8,298,578
Foster’s Group Ltd.	3,319,553	16,550,236
Lion Nathan Ltd.	516,797	4,616,584

		29,465,398

BIOTECHNOLOGY – 0.49%
Sonic Healthcare Ltd.	541,187	7,264,348

		7,264,348

BUILDING MATERIALS – 1.05%
Boral Ltd.	1,041,995	5,887,080
CSR Ltd.	1,611,366	5,094,579
James Hardie Industries NV	815,439	4,576,570

		15,558,229

CHEMICALS – 0.84%
Incitec Pivot Ltd.	89,238	12,354,037

		12,354,037

COMMERCIAL SERVICES – 2.47%
A.B.C. Learning Centres Ltd.	656,091	1,313,334
Brambles Ltd.	2,455,062	23,975,095
Transurban Group[a]	1,869,340	11,278,345

		36,566,774

Security	Shares	Value
COMPUTERS – 0.44%
Computershare Ltd.	812,724	$6,469,489

		6,469,489

DIVERSIFIED FINANCIAL SERVICES – 3.14%
ASX Ltd.	294,757	11,591,088
Babcock & Brown Ltd.[a]	405,145	6,571,385
Challenger Financial Services Group Ltd.[a]	627,907	1,292,157
Macquarie Group Ltd.[a]	468,982	23,517,944
Perpetual Ltd.[a]	65,853	3,387,939

		46,360,513

ELECTRIC – 0.54%
AGL Energy Ltd.	759,613	7,958,070

		7,958,070

ENGINEERING & CONSTRUCTION – 1.73%
Boart Longyear Group[b]	2,329,783	4,467,522
Downer EDI Ltd.	264,445	1,541,064
Leighton Holdings Ltd.[a]	242,545	10,436,323
WorleyParsons Ltd.	258,534	9,078,400

		25,523,309

ENTERTAINMENT – 1.73%
Aristocrat Leisure Ltd.	609,479	5,929,109
Tabcorp Holdings Ltd.	905,304	12,922,494
Tatts Group Ltd.	1,854,267	6,781,822

		25,633,425

FOOD – 4.11%
Goodman Fielder Ltd.	2,285,398	4,008,303
Woolworths Ltd.	2,093,083	56,758,647

		60,766,950

FOREST PRODUCTS & PAPER – 0.05%
PaperlinX Ltd.	388,930	771,267

		771,267

HEALTH CARE - PRODUCTS – 0.33%
Cochlear Ltd.	96,747	4,878,701

		4,878,701

HOUSEHOLD PRODUCTS & WARES – 0.06%
Pacific Brands Ltd.	432,516	898,157

		898,157

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI AUSTRALIA INDEX FUND

February 29, 2008

Security	Shares	Value
INSURANCE – 5.12%
AMP Ltd.	3,232,188	$24,338,279
AXA Asia Pacific Holdings Ltd.	1,470,545	7,978,177
Insurance Australia Group Ltd.	3,141,432	11,078,128
QBE Insurance Group Ltd.	1,527,061	32,239,278

		75,633,862

INVESTMENT COMPANIES – 1.15%
Macquarie Airports	1,196,736	3,929,188
Macquarie Communications Infrastructure Group	374,793	1,633,709
Macquarie Infrastructure Group	4,211,519	11,503,208

		17,066,105

IRON & STEEL – 1.46%
BlueScope Steel Ltd.	1,282,101	13,072,122
OneSteel Ltd.	1,278,728	8,444,623

		21,516,745

LODGING – 0.58%
Crown Ltd.[b]	792,022	8,593,946

		8,593,946

MANUFACTURING – 3.98%
Ansell Ltd.	127,785	1,527,595
Futuris Corp. Ltd.	524,769	986,647
Orica Ltd.	530,852	14,300,898
Wesfarmers Ltd.	939,347	33,143,251
Wesfarmers Ltd. Partially Protected Shares	249,722	8,864,739

		58,823,130

MEDIA – 0.51%
John Fairfax Holdings Ltd.	2,059,329	7,474,030

		7,474,030

METAL FABRICATE & HARDWARE – 0.34%
Sims Group Ltd.	167,634	5,103,998

		5,103,998
MINING – 24.14%
Alumina Ltd.	1,944,776	11,733,475
BHP Billiton Ltd.	5,785,439	214,195,072
Fortescue Metals Group Ltd.[b]	2,172,520	15,952,575
Iluka Resources Ltd.[a]	215,946	727,185
Newcrest Mining Ltd.	780,478	27,771,449
Oxiana Ltd.	2,391,861	8,882,267
Paladin Energy Ltd.[b]	934,614	5,463,987
Rio Tinto Ltd.	494,558	63,377,509
Zinifex Ltd.	850,940	8,859,138

		356,962,657

Security	Shares	Value
OIL & GAS – 4.89%
Caltex Australia Ltd.	236,583	$3,275,236
Origin Energy Ltd.	1,508,758	12,489,936
Santos Ltd.	1,008,391	12,167,911
Woodside Petroleum Ltd.	833,054	44,416,607

		72,349,690

PACKAGING & CONTAINERS – 0.68%
Amcor Ltd.	1,510,223	10,001,651

		10,001,651

PHARMACEUTICALS – 2.19%
CSL Ltd.	948,505	32,383,953

		32,383,953

REAL ESTATE – 7.95%
CFS Retail Property Trust[a]	2,539,541	5,036,032
Commonwealth Property Office Fund	1,234,747	1,501,477
Dexus Property Group	5,046,291	7,906,503
Goodman Group[a]	2,505,043	10,286,724
GPT Group	3,586,685	10,735,952
ING Industrial Fund[a]	854,467	1,670,471
Lend Lease Corp. Ltd.	630,075	8,180,485
Mirvac Group	1,783,180	6,438,428
Stockland Corp. Ltd.	2,502,868	16,505,338
Westfield Group	3,014,096	49,339,244

		117,600,654

REAL ESTATE INVESTMENT TRUSTS – 0.24%
Macquarie Office Trust	3,505,656	3,557,922

		3,557,922

RETAIL – 0.26%
Harvey Norman Holdings Ltd.	919,503	3,913,469

		3,913,469

TELECOMMUNICATIONS – 2.06%
Telstra Corp. Ltd.	5,011,061	22,827,377
Telstra Corp. Ltd. Instalment Receipts	2,488,096	7,633,757

		30,461,134

TRANSPORTATION – 0.92%
Asciano Group	953,117	4,430,982
Toll Holdings Ltd.	952,836	9,135,649

		13,566,631

TOTAL COMMON STOCKS (Cost: $1,440,198,012)		1,462,666,917

18	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI AUSTRALIA INDEX FUND

February 29, 2008

Security	Shares	Value
SHORT-TERM INVESTMENTS – 4.55%

MONEY MARKET FUNDS – 4.55%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 3.59%[c,d]	33,920	$33,920
BGI Cash Premier Fund LLC 3.63%[c,d,e]	67,181,173	67,181,173

		67,215,093

TOTAL SHORT-TERM INVESTMENTS (Cost: $67,215,093)		67,215,093

TOTAL INVESTMENTS IN SECURITIES – 103.47% (Cost: $1,507,413,105)		1,529,882,010

Other Assets, Less Liabilities – (3.47)%		(51,269,712)

NET ASSETS – 100.00%		$1,478,612,298

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	This security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Unaudited)

iSHARES® MSCI BRAZIL INDEX FUND

February 29, 2008

Security	Shares	Value
COMMON STOCKS – 43.10%

AEROSPACE & DEFENSE – 1.10%
Empresa Brasileira de Aeronautica SA	7,375,932	$82,439,453

		82,439,453
AGRICULTURE – 0.63%
Souza Cruz SA	1,619,100	47,136,779

		47,136,779
BANKS – 4.25%
Banco do Brasil SA	3,058,300	51,128,410
Banco Nossa Caixa SA	539,700	7,819,426
Unibanco – Uniao de Bancos Brasileiros SA Units	19,249,320	260,679,733

		319,627,569
COMMERCIAL SERVICES – 0.69%
Companhia de Concessoes Rodoviarias	2,158,800	36,831,094
Localiza Rent A Car SA	1,278,230	15,042,447

		51,873,541
COSMETICS & PERSONAL CARE – 0.34%
Natura Cosmeticos SA	2,518,600	25,692,401

		25,692,401
DIVERSIFIED FINANCIAL SERVICES – 2.00%
Bolsa de Mercadorias & Futuros – BM&F SA	3,877,900	41,347,449
Bovespa Holding SA	4,317,600	67,661,975
Redecard SA	2,698,500	41,490,834

		150,500,258
ELECTRIC – 1.96%
Centrais Eletricas Brasileiras SA	3,598,099	52,918,227
CPFL Energia SA	2,319,600	50,754,110
EDP Energias do Brasil SA	1,259,300	19,511,331
Tractebel Energia SA	1,978,900	24,399,802

		147,583,470
FOOD – 0.93%
Cosan SA Industria e Comercio	750,590	12,827,943
JBS SAa	4,214,526	16,374,592
Perdigao SA	1,666,500	40,514,379

		69,716,914

Security	Shares	Value
HEALTH CARE - SERVICES – 0.14%
Diagnosticos da America SA	539,700	$10,213,128

		10,213,128
HOME BUILDERS – 0.31%
MRV Engenharia e Participacoes SAa	992,974	23,194,839

		23,194,839
INTERNET – 0.50%
B2W – Companhia Global do Varejo	899,530	37,768,557

		37,768,557
IRON & STEEL – 4.32%
Companhia Siderurgica Nacional	5,664,252	211,362,686
Gerdau SA	1,306,900	35,937,818
MMX Mineracao e Metalicos SAa	77,900	41,460,674
Usinas Siderurgicas de Minas Gerais SA	599,700	35,996,186

		324,757,364
MINING – 9.25%
Companhia Vale do Rio Doce ADR	19,970,121	695,759,016

		695,759,016
OIL & GAS – 12.58%
Petroleo Brasileiro SA	16,377,837	946,253,504

		946,253,504
REAL ESTATE – 0.94%
Cyrela Brazil Realty SA	2,878,400	45,959,077
Gafisa SAa	1,279,300	25,003,468

		70,962,545
RETAIL – 0.57%
Lojas Renner SA	2,158,800	42,856,840

		42,856,840
TELECOMMUNICATIONS – 1.20%
Brasil Telecom Participacoes SA	957,482	28,169,562
GVT (Holding) SAa	980,203	21,441,578
Tele Norte Leste Participacoes SA	1,076,538	40,680,531

		90,291,671

20	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI BRAZIL INDEX FUND

February 29, 2008

Security	Shares	Value
TRANSPORTATION – 0.91%
ALL – America Latina Logistica SA	6,116,600	$68,725,843

		68,725,843

WATER – 0.48%
Companhia de Saneamento Basico do Estado de Sao Paulo	1,534,000	36,467,652

		36,467,652

TOTAL COMMON STOCKS (Cost: $1,781,160,112)		3,241,821,344

PREFERRED STOCKS – 56.60%

AIRLINES – 0.44%
Gol Linhas Aereas Inteligentes SA	739,600	12,806,321
Tam SA	957,900	20,098,339

		32,904,660
BANKS – 9.26%
Banco Bradesco SA	11,260,200	351,589,923
Banco Bradesco SA New[b]	156,767	4,894,913
Banco do Estado do Rio Grande do Sul SA	1,516,410	8,922,696
Banco Itau Holding Financeira SA	13,132,740	330,842,534

		696,250,066

BEVERAGES – 2.96%
Companhia de Bebidas das Americas	2,698,591	222,781,374

		222,781,374

BUILDING MATERIALS – 0.34%
Duratex SA	1,259,300	25,692,401

		25,692,401

CHEMICALS – 0.96%
Braskem SA Class A	2,698,536	22,884,096
Fertilizantes Fosfatados SA	329,926	16,193,884
Ultrapar Participacoes SA	882,900	32,997,800

		72,075,780

Security	Shares	Value
ELECTRIC – 3.46%
Centrais Eletricas Brasileiras SA Class B	3,058,300	$44,852,655
Companhia Energetica de Minas Gerais	4,497,500	85,641,336
Companhia Energetica de Sao Paulo Class Ba	2,358,700	66,953,046
Companhia Paranaense de Energia Class B	1,799,000	29,266,996
Eletropaulo Metropolitana Electricidade de Sao Paulo SA Class B	413,770,000	33,769,603

		260,483,636

FOOD – 0.71%
Companhia Brasileira de Distribuicao Grupo Pao de Acucar	573,100	12,370,284
Sadia SA	7,196,000	40,682,295

		53,052,579

FOREST PRODUCTS & PAPER – 2.24%
Aracruz Celulose SA Class B	7,735,700	55,947,730
Klabin SA	8,995,000	30,426,612
Suzano Bahia Sul Papel e Celulose SA	1,699,100	26,576,697
Votorantim Celulose e Papel SA	1,799,100	55,824,232

		168,775,271

HOLDING COMPANIES - DIVERSIFIED – 0.91%
Itausa – Investimentos Itau SA	10,770,800	68,471,969

		68,471,969

INVESTMENT COMPANIES – 0.62%
Bradespar SA	1,799,000	46,810,172

		46,810,172

IRON & STEEL – 4.39%
Gerdau SA	4,677,473	152,854,617
Metalurgica Gerdau SA	704,200	31,024,778
Usinas Siderurgicas de Minas Gerais SA Class A	2,518,600	145,962,626

		329,842,021

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI BRAZIL INDEX FUND

February 29, 2008

Security	Shares	Value
MEDIA – 0.42%
Net Servicos de Comunicacao SAa	2,878,492	$31,678,732

		31,678,732

MINING – 11.35%
Companhia Vale do Rio Doce Class A	28,963,900	854,015,407

		854,015,407

OIL & GAS – 13.91%
Petroleo Brasileiro SA	21,725,100	1,046,427,791

		1,046,427,791

RETAIL – 0.65%
Lojas Americanas SA	5,397,000	49,150,680

		49,150,680

TELECOMMUNICATIONS – 3.85%
Brasil Telecom Participacoes SA	3,777,900	52,725,275
Brasil Telecom SA	2,258,800	25,085,904
Tele Norte Leste Participacoes SA	3,954,939	98,721,452
Telemar Norte Leste SA Class A	426,880	22,972,253
Telesp Celular Participacoes SA	8,095,583	48,640,522
TIM Participacoes SA	10,074,400	41,346,148

		289,491,554

TEXTILES – 0.13%
Companhia de Tecidos Norte de Minas	1,665,508	9,406,033

		9,406,033

TOTAL PREFERRED STOCKS (Cost: $2,321,057,751)		4,257,310,126

Security	Shares	Value
SHORT-TERM INVESTMENTS – 0.18%

MONEY MARKET FUNDS – 0.18%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 3.59%[c,d]	13,507,560	$13,507,560

		13,507,560

TOTAL SHORT-TERM INVESTMENTS (Cost: $13,507,560)		13,507,560

TOTAL INVESTMENTS IN SECURITIES – 99.88% (Cost: $4,115,725,423)		7,512,639,030

Other Assets, Less Liabilities – 0.12%		8,878,302

NET ASSETS – 100.00%		$7,521,517,332

ADR – American Depositary Receipts

[a]	Non-income earning security.
[b]	Security valued at fair value in accordance with procedures approved by the Board of Directors. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

22	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MSCI BRIC INDEX FUND

February 29, 2008

Security	Shares	Value
COMMON STOCKS – 80.86%

BRAZIL – 12.99%
ALL – America Latina Logistica SA	21,000	$235,955
B2W – Companhia Global do Varejo	3,000	125,961
Banco do Brasil SA	18,000	300,923
Bolsa de Mercadorias & Futuros – BM&F SA	15,000	159,935
Bovespa Holding SA	15,000	235,068
Brasil Telecom Participacoes SA	3,000	88,261
Centrais Eletricas Brasileiras SA	15,000	220,609
Companhia de Concessoes Rodoviarias	9,000	153,548
Companhia Siderurgica Nacional	18,000	671,674
Companhia Vale do Rio Doce	69,000	2,393,578
Cosan SA Industria e Comercio	6,000	102,543
CPFL Energia SA	6,000	131,283
Cyrela Brazil Realty SA	12,000	191,603
Empresa Brasileira de Aeronautica SA	18,000	201,183
Gafisa SAa	6,000	117,268
Gerdau SA	6,000	164,991
GVT (Holding) SAa	3,000	65,624
JBS SAa	6,000	23,312
MMX Mineracao e Metalicos SAa	200	106,446
MRV Engenharia e Participacoes SAa	3,000	70,077
Perdigao SA	9,000	218,800
Petroleo Brasileiro SA	54,000	3,119,929
Redecard SA	12,000	184,506
Souza Cruz SA	6,000	174,678
Tele Norte Leste Participacoes SA	3,000	113,365
Tractebel Energia SA	12,000	147,960
Unibanco – Uniao de Bancos Brasileiros SA Units	54,000	731,283

		10,450,363

CHINA – 32.74%
Agile Property Holdings Ltd.	120,000	170,577
Air China Ltd. Class Hb	180,000	174,664
Alibaba.com Ltd.[a,b]	45,000	109,078
Aluminum Corp. of China Ltd. Class H	180,000	363,209
Angang New Steel Co. Ltd. Class Hb	60,000	161,940
Bank of China Ltd. Class Hb	1,050,000	450,734

Security	Shares	Value
Bank of Communications Co. Ltd. Class H	330,000	$405,043
Beijing Capital International Airport Co. Ltd. Class H	60,000	64,699
BYD Co. Ltd. Class Hb	54,600	103,437
Chaoda Modern Agriculture (Holdings) Ltd.	120,150	136,972
China Agri-Industries Holdings Ltd[a]	180,000	133,716
China CITIC Bank Class Ha,b	330,000	183,224
China Coal Energy Co. Class H	180,000	408,552
China Communications Construction Co. Ltd. Class H	240,000	640,049
China Construction Bank Class H	1,350,000	1,049,719
China COSCO Holdings Co. Ltd. Class H	150,000	454,011
China Eastern Airlines Corp. Ltd. Class Ha	60,000	38,866
China Everbright Pacific Ltd.[a,b]	60,000	141,890
China High Speed Transmission Equipment Group Co. Ltd.[a]	30,000	55,060
China Life Insurance Co. Ltd. Class H	360,000	1,455,148
China Mengniu Dairy Co. Ltd.	60,000	165,025
China Merchants Bank Co. Ltd. Class H	150,000	535,945
China Merchants Holdings (International) Co. Ltd.	60,000	330,821
China Mobile Ltd.	300,000	4,626,863
China National Building Material Co. Ltd. Class H	60,000	193,943
China Netcom Group Corp. (Hong Kong) Ltd.	75,000	237,609
China Oilfield Services Ltd. Class H	120,000	240,597
China Overseas Land & Investment Ltd.	240,000	477,492
China Petroleum & Chemical Corp. Class H	840,000	955,447
China Railway Group Ltd. Class Ha	150,000	179,291
China Resources Enterprises Ltd.	60,000	217,848
China Resources Land Ltd.	120,000	226,099
China Resources Power Holdings Co. Ltd.	120,000	305,064
China Shenhua Energy Co. Ltd. Class H	165,000	865,223

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI BRIC INDEX FUND

February 29, 2008

Security	Shares	Value
China Shipping Development Co. Ltd. Class H	60,000	$191,629
China Telecom Corp. Ltd. Class H	540,000	412,947
China Travel International Investment Hong Kong Ltd.	300,000	165,796
China Unicom Ltd.	180,000	396,522
CITIC Pacific Ltd.	30,000	165,603
CNOOC Ltd.	780,000	1,345,337
Country Garden Holdings Co.[a]	180,000	170,731
Datang International Power Generation Co. Ltd. Class H	180,000	124,000
Denway Motors Ltd.	240,000	124,000
Dongfeng Motor Group Co. Ltd. Class H	180,000	112,433
GOME Electrical Appliances Holdings Ltd.	90,000	201,269
Guangdong Investment Ltd.	180,000	97,395
Guangshen Railway Co. Ltd. Class H	60,000	39,714
Guangzhou Investment Co. Ltd.	300,000	72,102
Guangzhou R&F Properties Co. Ltd. Class Hb	60,000	187,773
Harbin Power Equipment Co. Ltd. Class H	60,000	136,801
Hengan International Group Co. Ltd. Class Hb	60,000	239,055
Hopson Development Holdings Ltd.[b]	60,000	102,716
Huaneng Power International Inc.	120,000	100,557
Hunan Non-Ferrous Metals Corp. Ltd. Class H	60,000	31,386
Industrial and Commercial Bank of China Class H	1,830,000	1,303,002
Jiangsu Expressway Co. Ltd. Class H	120,000	115,209
Jiangxi Copper Co. Ltd. Class Hb	90,000	216,074
KWG Property Holding Ltd.[a]	60,000	60,458
Lenovo Group Ltd.	180,000	124,925
Li Ning Co. Ltd.[b]	60,000	189,701
Maanshan Iron & Steel Co. Ltd. Class Hb	120,000	76,806
Nine Dragons Paper Holdings Ltd.	90,000	161,940
PetroChina Co. Ltd. Class H	960,000	1,460,855

Security	Shares	Value
PICC Property & Casualty Co. Ltd. Class Hb	180,000	$195,716
Ping An Insurance (Group) Co. of China Ltd. Class H	75,000	586,069
Shanghai Electric Group Corp. Class H	180,000	131,403
Shanghai Industrial Holdings Ltd.[b]	30,000	124,347
Shimao Property Holdings Ltd.	90,000	185,537
Sinofert Holdings Ltd.[b]	120,000	122,303
Sinopec Shanghai Petrochemical Co. Ltd. Class H	60,000	29,072
Yanzhou Coal Mining Co. Ltd. Class H	120,000	203,582
Zhejiang Expressway Co. Ltd. Class H	120,000	120,607
Zijin Mining Group Co. Ltd. Class H	180,000	246,612

		26,329,839

INDIA – 14.64%
Ambuja Cements Ltd. SP GDR	110,820	334,676
Dr. Reddy’s Laboratories Ltd. ADR	56,310	805,796
HDFC Bank Ltd. ADR	10,080	1,099,829
Hindalco Industries Ltd. GDR Reg Sc	136,440	659,005
ICICI Bank Ltd. SP ADR	33,450	1,734,048
Infosys Technologies Ltd. SP ADR	42,450	1,652,154
MahanagarTelephone Nigam Ltd. ADR	71,190	434,971
Reliance Industries Ltd. GDR[c]	23,790	2,896,432
Satyam Computer Services Ltd. ADR	42,870	1,070,893
Tata Communications Ltd. ADR	15,660	388,368
Wipro Ltd. ADR	60,720	700,709

		11,776,881

RUSSIA – 20.49%
Comstar United Telesystems GDR	16,200	160,380
JSC MMC Norilsk Nickel ADR	42,840	1,257,354
LUKOIL SP ADR	23,520	1,749,888
Mechel OAO ADR	1,770	233,729
Mobile TeleSystems SP ADR	9,000	738,540
Novolipetsk Steel GDR Reg S	4,380	200,692
OAO Gazprom SP ADR Reg S	118,598	6,024,778
OAO NOVATEK SP GDR Reg S	4,590	349,758
OAO Rosneft Oil Co. GDR Reg S	64,290	525,892
OAO Tatneft SP ADR Reg S	3,270	410,385
Pharmstandard GDR[a]	1,500	41,550

24	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI BRIC INDEX FUND

February 29, 2008

Security	Shares	Value
PIK Group GDR Reg Sa	3,000	$85,500
Polyus Gold SP ADR	3,300	181,500
RAO Unified Energy System of Russia GDR Reg Sa	5,760	671,040
Rostelecom SP ADR	3,000	205,050
Sberbank GDR Reg S	4,320	1,642,827
Severstal GDR Reg S	9,930	253,215
Sistema JSFC SP GDR Reg S	5,250	189,000
Surgutneftegaz SP ADR	8,160	375,768
TMK OAO GDR Reg S	2,970	102,465
Vimpel-Communications SP ADR	23,220	806,431
VTB Bank OJSC GDR Reg Sa	25,500	191,250
Wimm-Bill-Dann Foods OJSC ADR	780	82,103

		16,479,095

TOTAL COMMON STOCKS (Cost: $67,630,737)		65,036,178

PREFERRED STOCKS – 18.96%

BRAZIL – 18.96%
Aracruz Celulose SA Class B	15,000	108,486
Banco Bradesco SA	51,000	1,592,430
Banco Bradesco SA New[d]	305	9,523
Banco do Estado do Rio Grande do Sul SA	3,000	17,652
Banco Itau Holding Financeira SA	48,000	1,209,225
Bradespar SA	18,000	468,362
Brasil Telecom Participacoes SA	15,000	209,344
Brasil Telecom SA	6,000	66,635
Braskem SA Class A	9,000	76,322
Centrais Eletricas Brasileiras SA Class B	9,000	131,993
Companhia de Bebidas das Americas	9,000	742,992
Companhia Energetica de Minas Gerais	12,000	228,504
Companhia Energetica de Sao Paulo Class Ba	9,000	255,470
Companhia Paranaense de Energia Class B	6,000	97,611
Companhia Vale do Rio Doce Class A	96,000	2,830,609
Duratex SA	6,000	122,413
Eletropaulo Metropolitana Electricidade de Sao Paulo SA Class B	600,000	48,969
Fertilizantes Fosfatados SA	750	36,812

Security	Shares	Value
Gerdau SA	15,000	$490,183
Gol Linhas Aereas Inteligentes SA	3,000	51,946
Itausa – Investimentos Itau SA	90,000	572,147
Klabin SA	30,000	101,478
Lojas Americanas SA	18,000	163,927
Metalurgica Gerdau SA	3,000	132,170
Net Servicos de Comunicacao SAa	12,000	132,064
Petroleo Brasileiro SA	78,000	3,757,008
Sadia SA	30,000	169,604
Tam SA	3,000	62,945
Tele Norte Leste Participacoes SA	12,000	299,539
Telemar Norte Leste SA Class A	3,000	161,443
Telesp Celular Participacoes SA	30,000	180,248
TIM Participacoes SA	27,000	110,810
Usinas Siderurgicas de Minas Gerais SA Class A	9,000	521,585
Votorantim Celulose e Papel SA	3,000	93,087

		15,253,536

TOTAL PREFERRED STOCKS (Cost: $14,529,739)		15,253,536

SHORT-TERM INVESTMENTS – 1.84%

MONEY MARKET FUNDS – 1.84%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 3.59%[e,f]	71,757	71,757
BGI Cash Premier Fund LLC 3.63%[e,f,g]	1,406,050	1,406,050

		1,477,807

TOTAL SHORT-TERM INVESTMENTS (Cost: $1,477,807)		1,477,807

TOTAL INVESTMENTS IN SECURITIES – 101.66% (Cost: $83,638,283)		81,767,521

Other Assets, Less Liabilities – (1.66)%		(1,335,544)

NET ASSETS – 100.00%		$80,431,977

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI BRIC INDEX FUND

February 29, 2008

ADR – American Depositary Receipts

GDR – Global Depositary Receipts

SP ADR – Sponsored American Depositary Receipts

SP GDR – Sponsored Global Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	Security valued at fair value in accordance with procedures approved by the Board of Directors. See Note 1.
[e]	Affiliated issuer. See Note 2.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	This security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

26	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MSCI CANADA INDEX FUND

February 29, 2008

Security	Shares	Value
COMMON STOCKS – 99.74%

ADVERTISING – 0.18%
Aeroplan Income Fund	146,786	$3,034,936
Aeroplan Income Fund (U.S.)[a]	16,282	336,645

		3,371,581

AEROSPACE & DEFENSE – 0.27%
CAE Inc.	411,072	5,204,506

		5,204,506

AIRLINES – 0.01%
Jazz Air Income Fund[a]	20,078	163,387

		163,387

APPAREL – 0.37%
Gildan Activewear Inc.[b]	185,681	7,020,387

		7,020,387

AUTO PARTS & EQUIPMENT – 0.56%
Magna International Inc. Class A	144,923	10,680,562

		10,680,562

BANKS – 16.79%
Bank of Montreal	815,852	41,400,699
Bank of Nova Scotia	1,609,531	78,537,356
Canadian Imperial Bank of Commerce	617,418	42,104,705
National Bank of Canada	257,315	12,763,286
Royal Bank of Canada	2,111,746	106,492,888
Toronto-Dominion Bank (The)	588,105	39,571,288

		320,870,222

BEVERAGES – 0.01%
Cott Corp.[b]	59,009	135,563

		135,563

CHEMICALS – 5.64%
Agrium Inc.	218,836	16,275,285
Methanex Corp.	162,439	4,718,593
NOVA Chemicals Corp.	136,518	4,177,501
Potash Corp. of Saskatchewan Inc.	517,071	82,613,100

		107,784,479

COAL – 0.63%
Fording Canadian Coal Trust	241,680	12,000,100

		12,000,100

Security	Shares	Value
COMMERCIAL SERVICES – 0.18%
Ritchie Bros. Auctioneers Inc.	48,708	$3,537,969

		3,537,969
COMPUTERS – 4.80%
CGI Group Inc.[b]	477,227	5,311,185
Research In Motion Ltd.[b]	824,506	86,314,683

		91,625,868

DIVERSIFIED FINANCIAL SERVICES – 0.83%
CI Financial Income Fund	101,939	2,404,320
IGM Financial Inc.	194,982	8,530,711
TSX Group Inc.	109,898	4,968,637

		15,903,668
ELECTRIC – 1.00%
Fortis Inc.	250,867	7,184,827
TransAlta Corp.	331,132	11,870,578

		19,055,405
ELECTRONICS – 0.06%
Celestica Inc.[b]	165,476	1,086,390

		1,086,390

ENGINEERING & CONSTRUCTION – 0.57%
SNC-Lavalin Group Inc.	247,155	10,856,247

		10,856,247
FOOD – 0.91%
George Weston Ltd.	84,954	4,005,693
Loblaw Companies Ltd.	177,997	5,255,946
Metro Inc. Class A	78,672	1,697,304
Saputo Inc.	233,001	6,420,969

		17,379,912

FOREST PRODUCTS & PAPER – 0.29%
Canfor Corp.[b]	76,408	624,121
Sino-Forest Corp.[b]	254,382	4,929,723

		5,553,844
GAS – 0.19%
Canadian Utilities Ltd. Class A	78,868	3,619,682

		3,619,682

HAND & MACHINE TOOLS – 0.44%
Finning International Inc.	293,595	8,318,625

		8,318,625

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI CANADA INDEX FUND

February 29, 2008

Security	Shares	Value
HEALTH CARE - SERVICES – 0.18%
MDS Inc.[b]	200,986	$3,381,917

		3,381,917

HOLDING COMPANIES - DIVERSIFIED – 1.90%
Brookfield Asset Management Inc. Class A	810,149	24,087,746
Onex Corp.	166,342	5,806,854
Sherritt International Corp.	381,086	6,459,085

		36,353,685

INSURANCE – 10.54%
Fairfax Financial Holdings Ltd.	27,781	8,506,194
Great-West Lifeco Inc.	438,554	13,809,481
ING Canada Inc.	29,775	1,216,051
Manulife Financial Corp.	2,532,282	98,664,367
Power Corp. of Canada	563,825	19,809,290
Power Financial Corp.	404,204	14,853,280
Sun Life Financial Inc.	926,773	44,616,446

		201,475,109

IRON & STEEL – 0.19%
Gerdau Ameristeel Corp.	241,629	3,594,583

		3,594,583

MANUFACTURING – 0.70%
Bombardier Inc. Class Bb	2,341,567	13,460,305

		13,460,305

MEDIA – 3.32%
Astral Media Inc. Class A	83,659	3,207,469
Rogers Communications Inc. Class B	817,879	32,442,923
Shaw Communications Inc. Class B	567,769	11,089,872
Thomson Corp.	367,237	12,287,479
Yellow Pages Income Fund	411,167	4,496,221

		63,523,964

MINING – 14.11%
Agnico-Eagle Mines Ltd.[b]	224,126	15,561,127
Barrick Gold Corp.	1,419,887	74,227,297
Cameco Corp.	567,654	22,343,334
Eldorado Gold Corp.[b]	564,103	3,933,861
First Quantum Minerals Ltd.	110,675	10,319,421
Goldcorp Inc.	1,154,303	50,077,940
Inmet Mining Corp.	71,218	6,198,307

Security	Shares	Value
Ivanhoe Mines Ltd.[b]	399,984	$5,239,733
Kinross Gold Corp.[b]	984,929	24,487,463
Lundin Mining Corp.[b]	548,182	4,707,178
Pan American Silver Corp.[b]	119,118	4,794,396
Teck Cominco Ltd. Class B	707,126	28,352,908
Uranium One Inc.[b]	376,261	1,993,868
Yamana Gold Inc.	959,830	17,356,125

		269,592,958

OIL & GAS – 24.15%
Addax Petroleum Corp.	70,162	3,223,698
ARC Energy Trust	167,458	4,028,293
Canadian Natural Resources Ltd.	882,563	66,467,068
Canadian Oil Sands Trust	382,695	16,294,039
EnCana Corp.	1,228,424	94,107,262
Enerplus Resources Fund	261,312	11,326,010
Ensign Resource Service Group	213,223	3,988,407
First Calgary Petroleums Ltd.[b]	215,930	696,691
Harvest Energy Trust	227,476	5,595,157
Husky Energy Inc.	417,187	17,762,608
Imperial Oil Ltd.	522,939	29,553,475
Nexen Inc.	777,666	24,376,502
Niko Resources Ltd.	71,081	6,714,738
OPTI Canada Inc.[b]	316,998	5,599,413
Penn West Energy Trust	600,576	17,034,921
Petro-Canada	794,122	38,197,966
Precision Drilling Trust	99,564	2,221,231
Provident Energy Trust	394,141	4,334,183
Suncor Energy Inc.	756,017	78,349,730
Talisman Energy Inc.	1,713,620	29,271,863
UTS Energy Corp.[b]	386,054	2,294,093

		461,437,348

OIL & GAS SERVICES – 0.18%
Trican Well Service Ltd.	200,702	3,526,732

		3,526,732

PHARMACEUTICALS – 0.18%
Biovail Corp.	238,198	3,397,617

		3,397,617

PIPELINES – 3.10%
Enbridge Inc.	571,069	23,643,912
TransCanada Corp.	881,003	35,567,550

		59,211,462

28	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI CANADA INDEX FUND

February 29, 2008

Security	Shares	Value
REAL ESTATE – 0.40%
Brookfield Properties Corp.	354,525	$6,645,986
MI Developments Inc. Class A	39,335	919,718

		7,565,704

REAL ESTATE INVESTMENT TRUSTS – 0.18%
RioCan Real Estate Investment Trust	168,474	3,529,800

		3,529,800

RETAIL – 1.66%
Alimentation Couche-Tard Inc. Class B	229,130	3,906,954
Canadian Tire Corp. Ltd. Class A	127,925	7,996,292
RONA Inc.[b]	189,860	2,696,501
Shoppers Drug Mart Corp.	334,185	17,166,477

		31,766,224

SOFTWARE – 0.07%
Open Text Corp.[b]	41,346	1,338,658

		1,338,658

TELECOMMUNICATIONS – 1.96%
BCE Inc.	434,733	15,833,088
Nortel Networks Corp.[b]	710,059	6,147,948
TELUS Corp.	94,262	4,323,309
TELUS Corp. NVS	247,825	11,138,714

		37,443,059

TRANSPORTATION – 3.19%
Canadian National Railway Co.	803,160	42,683,764
Canadian Pacific Railway Ltd.	250,997	18,334,006

		61,017,770

TOTAL COMMON STOCKS (Cost: $1,725,787,209)		1,905,785,292

Security	Shares	Value
SHORT-TERM INVESTMENTS – 0.09%

MONEY MARKET FUNDS – 0.09%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 3.59%[c,d]	1,645,862	$1,645,862

		1,645,862

TOTAL SHORT-TERM INVESTMENTS (Cost: $1,645,862)		1,645,862

TOTAL INVESTMENTS IN SECURITIES – 99.83% (Cost: $1,727,433,071)		1,907,431,154

Other Assets, Less Liabilities – 0.17%		3,230,490

NET ASSETS – 100.00%		$1,910,661,644

NVS – Non-Voting Shares

[a]	Security valued at fair value in accordance with procedures approved by the Board of Directors. See Note 1.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (Unaudited)

iSHARES® MSCI CHILE INDEX FUND

February 29, 2008

Security	Shares	Value
COMMON STOCKS – 95.06%

AIRLINES – 3.79%
Lan Airlines SA	120,924	$1,663,933

		1,663,933

BANKS – 7.99%
Banco de Credito e Inversiones	27,216	898,791
Banco Santander Chile SA	42,427,134	2,129,717
CorpBanca SA	72,913,824	481,586

		3,510,094

BEVERAGES – 3.54%
Compania Cervecerias Unidas SA	116,964	811,159
Vina Concha y Toro SA	367,506	743,572

		1,554,731

BUILDING MATERIALS – 0.76%
Cementos Bio Bio SA	84,906	201,886
Salfacorp SAa	52,992	133,002

		334,888

COMPUTERS – 0.64%
Sonda SA	211,104	283,511

		283,511

ELECTRIC – 22.39%
Almendral SA	8,415,990	939,413
Colbun SA	5,377,734	846,542
Empresa Electrica del Norte Grande SAa	81,324	125,331

Empresa Nacional de Electricidad SA	2,935,530	4,200,908
Enersis SA	11,680,002	3,728,672

		9,840,866

FOOD – 9.33%
Centros Comerciales Sudamericanos SA	715,320	2,945,000
Distribucion y Servicio D&S SA	2,342,286	1,051,840
Empresas Iansa SA	1,346,526	102,277

		4,099,117

FOREST PRODUCTS & PAPER – 8.24%
Empresas CMPC SA	80,424	3,072,051
Masisa SA	2,585,898	549,392

		3,621,443

Security	Shares	Value
HEALTH CARE - SERVICES – 0.72%
Banmedica SA	249,696	$317,748

		317,748

HOLDING COMPANIES - DIVERSIFIED – 16.27%
Empresas Copec SA	407,142	6,991,717
Sigdo Koppers SA	182,232	160,483

		7,152,200

INVESTMENT COMPANIES – 1.08%
Administradora de Fondos de Pensiones Provida SA	189,576	473,721

		473,721

IRON & STEEL – 4.79%
CAP SA	66,636	2,105,252

		2,105,252

METAL FABRICATE & HARDWARE – 0.79%
Madeco SA	3,065,292	347,891

		347,891

REAL ESTATE – 0.84%
Parque Arauco SA	333,000	370,236

		370,236

RETAIL – 5.72%
La Polar SA	187,596	1,179,119
SACI Falabella SA	257,094	1,335,818

		2,514,937

TELECOMMUNICATIONS – 5.55%
Compania de Telecomunicaciones de Chile SA Class A	477,378	972,182
Empresa Nacional de Telecomunicaciones SA	83,358	1,468,166

		2,440,348

TRANSPORTATION – 1.50%
Compania SudAmericanade Vapores SAa	333,900	660,875

		660,875

WATER – 1.12%
Inversiones Aguas Metropolitanas SAa	411,498	493,751

		493,751

TOTAL COMMON STOCKS (Cost: $41,785,567)		41,785,542

30	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI CHILE INDEX FUND

February 29, 2008

Security	Shares	Value
PREFERRED STOCKS – 4.82%

CHEMICALS – 4.82%
Sociedad Quimica y Minera de Chile SA Class B	108,774	$2,119,394

		2,119,394

TOTAL PREFERRED STOCKS (Cost: $1,934,639)		2,119,394

SHORT-TERM INVESTMENTS – 0.11%

MONEY MARKET FUNDS – 0.11%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 3.59%[b,c]	48,379	48,379

		48,379

TOTAL SHORT-TERM INVESTMENTS (Cost: $48,379)		48,379

TOTAL INVESTMENTS IN SECURITIES – 99.99% (Cost: $43,768,585)		43,953,315

Other Assets, Less Liabilities – 0.01%		5,060

NET ASSETS – 100.00%		$43,958,375

[a]	Non-income earning security.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	31

Schedule of Investments (Unaudited)

iSHARES® MSCI HONG KONG INDEX FUND

February 29, 2008

Security	Shares	Value
COMMON STOCKS – 99.84%

AIRLINES – 1.02%
Cathay Pacific Airways Ltd.[a]	11,886,000	$24,808,806

		24,808,806

APPAREL – 0.63%
Yue Yuen Industrial Holdings Ltd.[a]	5,094,000	15,254,535

		15,254,535

BANKS – 11.99%
Bank of East Asia Ltd.	11,886,100	65,306,983
BOC Hong Kong (Holdings) Ltd.	31,413,000	78,727,806
CITIC International Financial Holdings Ltd.	3,396,000	1,732,776
Hang Seng Bank Ltd.[a]	6,282,600	121,200,447
Wing Hang Bank Ltd.	1,698,000	25,075,052

		292,043,064

CHEMICALS – 0.95%
Kingboard Chemical Holdings Co. Ltd.	5,094,000	23,045,478

		23,045,478

DISTRIBUTION & WHOLESALE – 7.60%
Esprit Holdings Ltd.	8,490,000	109,335,081
Li & Fung Ltd.[a]	20,377,000	75,949,053

		185,284,134

DIVERSIFIED FINANCIAL SERVICES – 7.46%
Hong Kong Exchanges and Clearing Ltd.[a]	9,339,000	181,723,198

		181,723,198

ELECTRIC – 6.36%
CLP Holdings Ltd.	11,037,200	87,240,500
Hongkong Electric Holdings Ltd.	11,886,000	67,827,032

		155,067,532

ENGINEERING & CONSTRUCTION – 3.49%
Cheung Kong Infrastructure Holdings Ltd.[a]	3,396,000	13,574,136
Hong Kong Aircraft Engineering Co. Ltd.[a]	679,200	15,189,065
New World Development Co. Ltd.[a]	20,376,800	56,175,559

		84,938,760

Security	Shares	Value
FOOD – 0.71%
Tingyi (Cayman Islands) Holding Corp.[a]	13,584,000	$17,371,402

		17,371,402

FOREST PRODUCTS & PAPER – 0.39%
Lee & Man Paper Manufacturing Ltd.[a]	3,396,000	9,624,106

		9,624,106

GAS – 3.71%
Hong Kong and China Gas Co. Ltd. (The)	30,564,829	90,351,200

		90,351,200

HOLDING COMPANIES - DIVERSIFIED – 13.76%
C C Land Holdings Ltd.[a]	4,206,000	4,432,689
Hutchison Whampoa Ltd.	18,678,800	178,129,971
Melco International Development Ltd.[a]	6,792,000	9,811,787
NWS Holdings Ltd.	1,698,000	4,997,552
Swire Pacific Ltd. Class A	6,792,000	78,782,364
Wharf Holdings Ltd. (The)	11,362,500	59,071,302

		335,225,665

INTERNET – 1.78%
Tencent Holdings Ltd.[a]	6,792,000	43,297,565

		43,297,565

LODGING – 1.29%
Shangri-La Asia Ltd.[a]	10,190,000	31,497,304

		31,497,304

MANUFACTURING – 0.30%
Fosun International Ltd.[b]	9,339,000	7,393,758

		7,393,758

MEDIA – 0.41%
Television Broadcasts Ltd.	1,698,000	10,038,750

		10,038,750

REAL ESTATE – 28.49%
Cheung Kong (Holdings) Ltd.	12,683,000	193,978,266
Chinese Estates Holdings Ltd.[a]	3,396,000	5,071,751
Hang Lung Development Co. Ltd.	3,396,000	15,887,413
Hang Lung Properties Ltd.	18,678,000	69,016,406

32	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI HONG KONG INDEX FUND

February 29, 2008

Security	Shares	Value
Henderson Land Development Co. Ltd.[a]	8,490,332	$67,545,970
Hopewell Holdings Ltd.	5,094,000	23,634,709
Hysan Development Co. Ltd.[a]	5,094,000	14,305,219
Kerry Properties Ltd.[a]	5,094,000	34,764,628
Shui On Land Ltd.	15,282,000	14,887,903
Shun Tak Holdings Ltd.[a]	10,189,000	15,269,128
Sino Land Co. Ltd.[a]	13,584,000	34,882,474
Sun Hung Kai Properties Ltd.	11,194,000	199,978,922
Wheelock and Co. Ltd.	1,698,000	5,052,110

		694,274,899

REAL ESTATE INVESTMENT TRUSTS – 1.81%
Link REIT (The)[a]	17,829,000	44,133,400

		44,133,400

RETAIL – 1.66%
Belle International Holdings Ltd.	16,980,000	20,906,788
Giordano International Ltd.[a]	6,792,000	2,863,226
Lifestyle International Holdings Ltd.[a]	5,094,000	13,552,312
Parkson Retail Group Ltd.[a]	300,000	3,167,473

		40,489,799

SEMICONDUCTORS – 0.47%
ASM Pacific Technology Ltd.[a]	1,698,000	11,457,269

		11,457,269

TELECOMMUNICATIONS – 2.59%
Foxconn International Holdings Ltd.[a,b]	16,980,000	27,148,272
Hutchison Telecommunications International Ltd.	11,886,000	16,223,493
PCCW Ltd.[a]	33,960,576	19,685,013

		63,056,778

TRANSPORTATION – 2.97%
MTR Corp. Ltd.[a]	11,886,083	44,836,426
Orient Overseas International Ltd.	1,698,200	10,192,714
Pacific Basin Shipping Ltd.[a]	10,188,000	17,415,049

		72,444,189

TOTAL COMMON STOCKS (Cost: $2,330,762,814)		2,432,821,591

Security	Shares	Value
SHORT-TERM INVESTMENTS – 13.28%

MONEY MARKET FUNDS – 13.28%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 3.59%[c,d]	2,578,688	$2,578,688

BGI Cash Premier Fund LLC 3.63%[c,d,e]	320,970,555	320,970,555

		323,549,243

TOTAL SHORT-TERM INVESTMENTS (Cost: $323,549,243)		323,549,243

TOTAL INVESTMENTS IN SECURITIES – 113.12% (Cost: $2,654,312,057)		2,756,370,834

Other Assets, Less Liabilities – (13.12)%		(319,726,266)

NET ASSETS – 100.00%		$2,436,644,568

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	This security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	33

Schedule of Investments (Unaudited)

iSHARES® MSCI JAPAN SMALL CAP INDEX FUND

February 29, 2008

Security	Shares	Value
COMMON STOCKS – 99.78%

ADVERTISING – 0.44%
Asatsu-DK Inc.	800	$25,974
Moshi Moshi Hotline Inc.	600	16,599

		42,573

AEROSPACE & DEFENSE – 0.22%
Japan Aviation Electronics Industry Ltd.	2,000	21,267

		21,267

AGRICULTURE – 0.24%
Sakata Seed Corp.	1,800	22,944

		22,944

APPAREL – 1.36%
Descente Ltd.	2,000	10,547
Gunze Ltd.	4,000	18,750
Japan Wool Textile Co. Ltd. (The)	2,000	17,194
Katakura Industries Co. Ltd.	800	13,640
Renown Inc.[a]	1,200	4,784
Sanei-International Co. Ltd.	400	5,925
Sanyo Shokai Ltd.	2,000	10,624
Tokyo Style Co. Ltd.	2,000	19,115
Wacoal Holdings Corp.	2,000	30,335

		130,914

AUTO MANUFACTURERS – 0.61%
Kanto Auto Works Ltd.	1,200	16,472
Nissan Shatai Co. Ltd.	2,000	17,367
Shinmaywa Industries Ltd.	2,000	6,820
Toyota Auto Body Co. Ltd.	1,000	17,847

		58,506

AUTO PARTS & EQUIPMENT – 3.97%
Aisan Industry Co. Ltd.	600	6,357
Akebono Brake Industry Co. Ltd.	1,800	12,207
Bosch Corp.	4,000	16,829
Calsonic Kansei Corp.	4,000	16,752
Exedy Corp.	800	24,283
FCC Co. Ltd.	1,000	13,746
Futaba Industrial Co. Ltd.	1,200	29,451
Kayaba Industry Co. Ltd.	4,000	16,637
Keihin Corp.	1,000	16,406
Koito Manufacturing Co. Ltd.	2,000	26,685
Musashi Seimitsu Industry Co. Ltd.	600	12,564
Nifco Inc.	1,000	21,853

Security	Shares	Value
Nissin Kogyo Co. Ltd.	800	$14,401
Press Kogyo Co. Ltd.	2,000	7,992
Riken Corp.	4,000	16,752
Sanden Corp.	4,000	18,981
Showa Corp.	1,600	14,355
T. RAD Co. Ltd.	2,000	11,565
Takata Corp.	400	10,259
Topre Corp.	1,600	14,831
Toyo Tire & Rubber Co. Ltd.	4,000	11,219
TS Tech Co. Ltd.	400	15,292
Yokohama Rubber Co. Ltd. (The)	6,000	31,468

		380,885

BANKS – 12.12%
Aichi Bank Ltd. (The)	200	15,907
Akita Bank Ltd. (The)	6,000	25,820
Awa Bank Ltd. (The)	6,000	32,794
Bank of Ikeda Ltd. (The)	600	17,175
Bank of Iwate Ltd. (The)	400	24,821
Bank of Nagoya Ltd. (The)	4,000	23,323
Bank of Okinawa Ltd. (The)	600	20,864
Bank of Saga Ltd. (The)	4,000	12,411
Bank of the Ryukyus Ltd.	1,200	10,904
Chiba Kogyo Bank Ltd. (The)[a]	1,000	12,920
Chugoku Bank Ltd. (The)	4,000	54,676
Chukyo Bank Ltd. (The)	4,000	11,335
Daishi Bank Ltd. (The)	8,000	30,661
Ehime Bank Ltd. (The)	6,000	20,691
Eighteenth Bank Ltd. (The)	6,000	21,613
Fukui Bank Ltd. (The)	8,000	22,823
Higashi-Nippon Bank Ltd. (The)	4,000	14,024
Higo Bank Ltd. (The)	4,000	23,515
Hokkoku Bank Ltd. (The)	8,000	36,117
Hokuetsu Bank Ltd. (The)	8,000	18,443
Hyakugo Bank Ltd. (The)	6,000	34,523
Hyakujushi Bank Ltd. (The)	6,000	29,797
Iyo Bank Ltd. (The)	6,000	59,248
Juroku Bank Ltd. (The)	8,000	41,958
Kagoshima Bank Ltd. (The)	4,000	28,049
Kansai Urban Banking Corp.	4,000	11,911
Kanto Tsukuba Bank Ltd. (The)	1,600	8,730
Keiyo Bank Ltd. (The)	6,000	34,235
Kiyo Holdings Inc.	16,000	24,744

34	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI JAPAN SMALL CAP INDEX FUND

February 29, 2008

Security	Shares	Value
Michinoku Bank Ltd. (The)	6,000	$17,924
Mie Bank Ltd. (The)	2,000	9,855
Minato Bank Ltd. (The)	4,000	7,685
Miyazaki Bank Ltd. (The)	6,000	24,898
Musashino Bank Ltd. (The)	800	32,967
Ogaki Kyoritsu Bank Ltd. (The)	6,000	33,428
Oita Bank Ltd. (The)	4,000	26,012
San-in Godo Bank Ltd. (The)	4,000	32,698
Shiga Bank Ltd.	6,000	38,903
Shikoku Bank Ltd. (The)	4,000	14,831
Shonai Bank Ltd. (The)	2,000	4,457
Tochigi Bank Ltd. (The)	2,000	11,834
Toho Bank Ltd. (The)	6,000	24,322
Tokushima Bank Ltd. (The)	2,000	11,066
Tokyo Tomin Bank Ltd. (The)	800	18,212
Yachiyo Bank Ltd. (The)	4	16,330
Yamagata Bank Ltd. (The)	4,000	22,324
Yamaguchi Financial Group Inc.	6,000	67,259
Yamanashi Chuo Bank Ltd. (The)	4,000	23,284

		1,162,321

BEVERAGES – 0.55%
Kagome Co. Ltd.	1,600	27,910
Takara Holdings Inc.	4,000	24,514

		52,424

BIOTECHNOLOGY – 0.20%
AnGes MG Inc.[a]	2	8,856
Takara Bio Inc.[a]	4	10,297

		19,153

BUILDING MATERIALS – 1.41%
Central Glass Co. Ltd.	6,000	26,973
Nichias Corp.	2,000	9,087
Rinnai Corp.	1,000	31,315
Sanwa Holdings Corp.	6,000	29,509
Sumitomo Osaka Cement Co. Ltd.	10,000	20,748
Takara Standard Co. Ltd.	4,000	17,213

		134,845

CHEMICALS – 4.97%
Adeka Corp.	2,400	24,391
Aica Kogyo Co. Ltd.	2,000	18,289
Air Water Inc.	4,000	42,303
Arisawa Manufacturing Co. Ltd.	1,000	7,925

Security	Shares	Value
Chugoku Marine Paints Ltd.	2,000	$16,695
Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	2,000	7,685
Earth Chemical Co. Ltd.	400	10,124
Fujimi Inc.	400	5,298
Ishihara Sangyo Kaisha Ltd.[a]	8,000	18,212
Lintec Corp.	1,000	15,504
Nihon Nohyaku Co. Ltd.	2,000	14,255
Nihon Parkerizing Co. Ltd.	2,000	28,183
Nippon Carbon Co. Ltd.	2,000	8,030
Nippon Kayaku Co. Ltd.	4,000	24,091
Nippon Paint Co. Ltd.	6,000	23,515
Nippon Soda Co. Ltd.	4,000	14,178
Nippon Synthetic Chemical Industry Co. Ltd. (The)	2,000	12,084
NOF Corp.	4,000	15,830
Sakai Chemical Industry Co. Ltd.	2,000	8,146
Sumitomo Bakelite Co. Ltd.	6,000	33,197
Taiyo Ink Manufacturing Co. Ltd.	400	9,798
Takasago International Corp.	2,000	16,003
Toagosei Co. Ltd.	6,000	20,806
Tokai Carbon Co. Ltd.	4,000	35,042
Tokyo Ohka Kogyo Co. Ltd.	1,200	25,820
Toyo Ink Manufacturing Co. Ltd.	6,000	21,094

		476,498

COMMERCIAL SERVICES – 2.26%
Aeon Delight Co. Ltd.	400	8,395
Daiseki Co. Ltd.	660	19,083
Goodwill Group Inc. (The)[a]	36	6,484
Intelligence Ltd.	4	4,572
K.K. DaVinci Advisors[a]	26	22,452
Meitec Corp.	1,000	29,682
Nichii Gakkan Co.	600	8,132
Nissha Printing Co. Ltd.	600	25,647
Park 24 Co. Ltd.	2,200	18,977
Sohgo Security Services Co. Ltd.	1,400	19,553
So-Net M3 Inc.[a]	2	8,587
TIS Inc.	1,000	18,587
Toppan Forms Co. Ltd.	1,600	17,198
Zenrin Co. Ltd.	400	9,779

		217,128

SCHEDULES OF INVESTMENTS	35

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI JAPAN SMALL CAP INDEX FUND

February 29, 2008

Security	Shares	Value
COMPUTERS – 0.67%
DTS Corp.	800	$13,548
Hitachi Information Systems Ltd.	600	11,930
Net One Systems Co. Ltd.	14	15,331
NS Solutions Corp.	600	17,290
Roland DG Corp.	200	6,513

		64,612

COSMETICS & PERSONAL CARE – 1.09%
Aderans Holdings Co. Ltd.	1,000	18,270
Fancl Corp.	1,000	13,208
Kose Corp.	800	18,404
Lion Corp.	4,000	19,211
Mandom Corp.	1,200	35,272

		104,365

DISTRIBUTION & WHOLESALE – 1.83%
Doshisha Co. Ltd.	600	9,475
Green Hospital Supply Inc.	8	6,716
Hanwa Co. Ltd.	6,000	28,241
Inaba Denki Sangyo Co. Ltd.	800	28,740
Iwatani International Corp.	8,000	22,669
Japan Pulp & Paper Co. Ltd.	2,000	7,396
JFE Shoji Holdings Inc.	2,000	13,333
Kanematsu Corp.[a]	10,000	14,409
Matsuda Sangyo Co. Ltd.	400	11,239
Nagase & Co. Ltd.	2,000	20,691
Sumikin Bussan Corp.	2,000	6,743
Trusco Nakayama Corp.	400	6,125

		175,777

DIVERSIFIED FINANCIAL SERVICES – 3.62%
Aizawa Securities Co. Ltd.	1,200	6,916
Asset Managers Co. Ltd.	10	9,125
Fuyo General Lease Co. Ltd.	400	12,103
Hitachi Credit Corp.	1,000	14,312
IBJ Leasing Co. Ltd.	800	15,523
Ichiyoshi Securities Co. Ltd.	1,200	12,772
Jaccs Co. Ltd.	4,000	17,175
Japan Securities Finance Co. Ltd.	2,200	16,589
Kenedix Inc.	14	18,962
Marusan Securities Co. Ltd.	1,800	16,633
Mitsubishi UFJ NICOS Co. Ltd.[a]	10,000	28,049
Mizuho Investors Securities Co. Ltd.	8,000	11,219
NIS Group Co. Ltd.[a]	2,800	4,761

Security	Shares	Value
Okasan Holdings Inc.	4,000	$22,785
OMC Card Inc.[a]	1,800	8,507
Orient Corp.[a]	6,000	8,876
Osaka Securities Exchange Co. Ltd.	6	31,468
Pacific Management Corp.	10	7,944
Ricoh Leasing Co. Ltd.	600	13,775
Risa Partners Inc.	4	8,030
Secured Capital Japan Co. Ltd.	4	4,611
SFCG Co. Ltd.	100	12,199
SPARX Group Co. Ltd.	22	11,412
Tokai Tokyo Securities Co. Ltd.	6,000	25,647
Toyo Securities Co. Ltd.	2,000	7,704

		347,097

ELECTRIC – 0.17%
Okinawa Electric Power Co. Inc. (The)	400	16,022

		16,022

ELECTRICAL COMPONENTS & EQUIPMENT – 0.97%
Funai Electric Co. Ltd.	600	17,175
GS Yuasa Corp.	10,000	25,263
Shinko Electric Co. Ltd.	4,000	13,025
SMK Corp.	2,000	11,988
Toshiba Tec Corp.	4,000	25,474

		92,925

ELECTRONICS – 5.34%
Anritsu Corp.	4,000	13,141
Chiyoda Integre Co. Ltd.	600	10,316
CMK Corp.	1,400	11,323
Cosel Co. Ltd.	1,000	10,537
Dainippon Screen Manufacturing Co. Ltd.	6,000	26,857
Eizo Nanao Corp.	400	9,721
Fujitsu General Ltd.[a]	2,000	7,320
Furuno Electric Co. Ltd.	800	10,359
Futaba Corp.	1,000	17,867
Hamamatsu Photonics K.K.	1,600	49,027
HORIBA Ltd.	600	20,057
Hosiden Corp.	1,200	21,083
JEOL Ltd.	2,000	7,454
Kaga Electronics Co. Ltd.	1,000	12,728
Koa Corp.	1,600	10,436
Kuroda Electric Co. Ltd.	1,000	15,744
Meiko Electronics Co. Ltd.	200	5,840

36	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI JAPAN SMALL CAP INDEX FUND

February 29, 2008

Security	Shares	Value
Micronics Japan Co. Ltd.	400	$13,333
Nichicon Corp.	1,800	14,213
Nihon Dempa Kogyo Co. Ltd.	400	13,602
Nippon Chemi-Con Corp.	4,000	18,174
Nitto Kogyo Corp.	600	7,003
Ryosan Co. Ltd.	1,200	28,817
Sodick Co. Ltd.	1,800	8,714
Star Micronics Co. Ltd.	1,000	16,339
Tamura Corp.	2,000	7,339
Tokyo Seimitsu Co. Ltd.[b]	1,000	18,760
Toyo Corp.	1,200	16,357
ULVAC Inc.	800	34,580
Wacom Co. Ltd.	8	18,750
Yamatake Corp.	1,400	36,041

		511,832

ENGINEERING & CONSTRUCTION – 3.30%
Chudenko Corp.	600	9,095
COMSYS Holdings Corp.	4,000	32,851
Japan Airport Terminal Co. Ltd.	1,200	22,673
Kandenko Co. Ltd.	2,000	10,835
Kyowa Exeo Corp.	2,000	14,024
Maeda Corp.	6,000	19,423
Maeda Road Construction Co. Ltd.	2,000	16,618
Nippo Corp.	2,000	13,275
Nishimatsu Construction Co. Ltd.	8,000	20,518
Okumura Corp.	4,000	17,175
Penta-Ocean Construction Co. Ltd.[a]	7,000	9,010
Shinko Plantech Co. Ltd.	1,000	13,659
SHO-BOND Holdings Co. Ltd.[a]	800	9,460
Taihei Kogyo Co. Ltd.	2,000	8,184
Taikisha Ltd.	1,200	14,017
Takasago Thermal Engineering Co. Ltd.	2,000	15,273
Toda Corp.	6,000	26,224
Tokyu Construction Co. Ltd.	2,240	6,864
Toshiba Plant Systems & Services Corp.	2,000	17,963
Toyo Engineering Corp.	4,000	18,981

		316,122

ENTERTAINMENT – 0.88%
Avex Group Holdings Inc.	800	9,191
Resorttrust Inc.	1,000	15,311
Shochiku Co. Ltd.	2,000	13,237
Toei Co. Ltd.	2,000	11,181

Security	Shares	Value
Tokyotokeiba Co. Ltd.	4,000	$7,723
USJ Co. Ltd.	24	15,861
Yoshimoto Kogyo Co. Ltd.	1,000	12,439

		84,943

ENVIRONMENTAL CONTROL – 0.18%
Asahi Pretec Corp.	600	17,233

		17,233

FOOD – 3.54%
Ariake Japan Co. Ltd.	600	8,046
Ezaki Glico Co. Ltd.	2,000	21,651
Fuji Oil Co. Ltd.	3,000	26,454
House Foods Corp.	1,800	27,509
Itoham Foods Inc.	4,000	22,170
J-Oil Mills Inc.	2,000	5,053
Maruha Nichiro Holdings Inc.	10,000	14,793
Meiji Seika Kaisha Ltd.	8,000	37,808
Mitsui Sugar Co. Ltd.	2,000	7,262
Morinaga & Co. Ltd.	10,000	21,517
Morinaga Milk Industry Co. Ltd.	6,000	16,022
Nichirei Corp.	6,000	29,970
Nippon Beet Sugar Manufacturing Co. Ltd.	2,000	4,361
Nippon Flour Mills Co. Ltd.	6,000	24,494
Nippon Suisan Kaisha Ltd.	5,800	22,564
Nisshin OilliO Group Ltd. (The)	4,000	13,141
Q.P. Corp.	2,400	23,999
Snow Brand Milk Products Co. Ltd.	5,000	12,824

		339,638

FOREST PRODUCTS & PAPER – 1.12%
Daio Paper Corp.	2,000	14,466
Hokuetsu Paper Mills Ltd.	3,000	13,371
Mitsubishi Paper Mills Ltd.	8,000	15,139
Rengo Co. Ltd.	6,000	32,794
Sumitomo Forestry Co. Ltd.	4,000	31,622

		107,392

GAS – 0.94%
Saibu Gas Co. Ltd.	12,000	26,742
Toho Gas Co. Ltd.	12,000	63,282

		90,024

HAND & MACHINE TOOLS – 1.35%
DISCO Corp.	600	28,759
Hitachi Koki Co. Ltd.	1,400	20,024

SCHEDULES OF INVESTMENTS	37

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI JAPAN SMALL CAP INDEX FUND

February 29, 2008

Security	Shares	Value
Meidensha Corp.	4,000	$9,414
Mori Seiki Co. Ltd.	2,000	36,694
OSG Corp.	2,000	20,172
Union Tool Co.	400	14,485

		129,548

HEALTH CARE - PRODUCTS – 2.09%
Hogy Medical Co. Ltd.	400	18,981
Nakanishi Inc.	200	24,014
Nihon Kohden Corp.	800	16,291
Nipro Corp.	2,000	38,615
Shimadzu Corp.	6,000	57,576
Sysmex Corp.	800	32,659
Topcon Corp.	1,400	12,265

		200,401

HOME BUILDERS – 0.22%
PanaHome Corp.	2,000	12,968
Token Corp.	240	8,668

		21,636

HOME FURNISHINGS – 1.35%
Alpine Electronics Inc.	1,200	14,397
Canon Electronics Inc.	400	9,145
Daiwa Industries Ltd.	2,000	9,414
Foster Electric Co. Ltd.	600	15,359
Hitachi Maxell Ltd.	1,200	13,313
Juki Corp.	4,000	18,174
Kenwood Corp.	10,000	11,047
Nidec Sankyo Corp.	2,000	16,579
Noritz Corp.	1,000	11,037
Victor Co. of Japan Ltd.[a]	6,000	11,354

		129,819

HOUSEHOLD PRODUCTS & WARES – 0.19%
Pilot Corp.	10	17,867

		17,867

HOUSEWARES – 0.40%
Noritake Co. Ltd.	4,000	16,868
Sangetsu Co. Ltd.	1,000	21,805

		38,673

INSURANCE – 0.23%
Nissay Dowa General Insurance Co. Ltd.	4,000	22,170

		22,170

Security	Shares	Value
INTERNET – 1.79%
Access Co. Ltd.[a]	6	$21,901
CyberAgent Inc.	12	14,639
Dena Co. Ltd.	6	39,710
eAccess Ltd.	32	20,902
En-Japan Inc.	2	4,745
Index Holdings	26	4,248
Internet Initiative Japan Inc.	2	6,820
kabu.Com Securities Co. Ltd.	10	12,295
Kakaku.Com Inc.	2	11,604
Monex Beans Holdings Inc.	24	13,809
Opt Inc.	4	11,873
So-Net Entertainment Corp.	2	8,760

		171,306

IRON & STEEL – 1.61%
Aichi Steel Corp.	4,000	20,326
Godo Steel Ltd.	4,000	13,102
Mitsubishi Steel Manufacturing Co. Ltd.	4,000	14,485
Nippon Metal Industry Co. Ltd.	4,000	15,062
Nippon Yakin Kogyo Co. Ltd.	3,000	29,393
Sanyo Special Steel Co. Ltd.	4,000	24,744
TOPY Industries Ltd.	6,000	16,426
Yodogawa Steel Works Ltd.	4,000	20,671

		154,209

LEISURE TIME – 1.40%
Accordia Golf Co. Ltd.[a]	16	15,000
Aruze Corp.	400	12,948
Daiichikosho Co. Ltd.	1,200	11,884
Fields Corp.	6	8,126
Heiwa Corp.	1,000	10,134
HIS Co. Ltd.	600	10,144
Mizuno Corp.	2,000	13,121
Pacific Golf Group International Holdings K.K.[a]	12	11,273
Roland Corp.	600	12,507
Round One Corp.	8	9,298
Tokyo Dome Corp.	4,000	19,596

		134,031

LODGING – 0.13%
Fujita Kanko Inc.	2,000	12,660

		12,660

38	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI JAPAN SMALL CAP INDEX FUND

February 29, 2008

Security	Shares	Value
MACHINERY – 3.91%
Aida Engineering Ltd.	2,000	$12,046
CKD Corp.	1,800	12,086
Daifuku Co. Ltd.	2,000	26,857
Daihen Corp.	2,000	7,396
Fuji Machine Manufacturing Co. Ltd.	1,000	22,189
Furukawa Co. Ltd.	8,000	15,446
Iseki & Co. Ltd.[a]	6,000	8,587
Komori Corp.	1,400	29,720
Makino Milling Machine Co. Ltd.	2,000	14,639
Max Co. Ltd.	2,000	23,976
Miura Co. Ltd.	800	19,135
Modec Inc.	400	13,371
Nabtesco Corp.	2,000	27,030
Nippon Thompson Co. Ltd.	2,000	12,238
Obara Corp.	400	7,677
Shima Seiki Manufacturing Ltd.	600	26,166
Sintokogio Ltd.	1,600	15,446
Tadano Ltd.	2,000	20,287
Takeuchi Manufacturing Co. Ltd.	200	5,149
Toshiba Machine Co. Ltd.	2,000	15,619
Toyo Kanetsu K.K.	6,000	14,063
Tsubakimoto Chain Co.	4,000	25,590

		374,713

MANUFACTURING – 1.96%
Amano Corp.	2,000	23,323
ARRK Corp.	2,000	7,492
Glory Ltd.	1,400	32,410
Kureha Corp.	6,000	36,367
Nikkiso Co. Ltd.	2,000	13,256
Nitta Corp.	800	12,533
Noritsu Koki Co. Ltd.	400	7,554
Tamron Co. Ltd.	400	9,817
Tenma Corp.	1,000	14,841
Tokai Rubber Industries Ltd.	800	12,726
Toyo Tanso Co. Ltd.	200	17,540

		187,859

MEDIA – 0.35%
Kadokawa Group Holdings Inc.	600	13,486
SKY Perfect JSAT Corp.	38	11,370
Usen Corp.	1,440	8,534

		33,390

Security	Shares	Value
METAL FABRICATE & HARDWARE – 1.86%
Ahresty Corp.	600	$7,665
Kitz Corp.	2,000	11,392
Maruichi Steel Tube Ltd.	1,200	36,079
Misumi Group Inc.	2,000	32,333
Nachi-Fujikoshi Corp.	6,000	21,613
Neturen Co. Ltd.	1,400	14,806
Ryobi Ltd.	4,000	17,021
Tocalo Co. Ltd.	600	10,593
Toho Zinc Co. Ltd.	4,000	27,242

		178,744

MINING – 1.31%
Mitsui Mining Co. Ltd.[a]	3,000	10,778
Nippon Denko Co. Ltd.	2,000	18,712
Nippon Light Metal Co. Ltd.	14,000	22,055
Nittetsu Mining Co. Ltd.	2,000	13,390
Pacific Metals Co. Ltd.	4,000	49,373
Sumitomo Light Metal Industries Ltd.	8,000	11,066

		125,374

OFFICE & BUSINESS EQUIPMENT – 0.11%
Canon Finetech Inc.	800	10,205

		10,205

OFFICE FURNISHINGS – 0.46%
Itoki Corp.	1,400	8,889
Kokuyo Co. Ltd.	2,400	19,849
Okamura Corp.	2,000	15,292

		44,030

OIL & GAS – 0.11%
AOC Holdings Inc.	1,000	10,566

		10,566

PACKAGING & CONTAINERS – 0.17%
FP Corp.	400	10,624
Fuji Seal International Inc.	400	5,906

		16,530

PHARMACEUTICALS – 3.30%
Hisamitsu Pharmaceutical Co. Inc.	1,600	51,486
Kaken Pharmaceutical Co. Ltd.	2,000	16,041
Kobayashi Pharmaceutical Co. Ltd.	600	23,745
Miraca Holdings Inc.	1,200	25,993
Mochida Pharmaceutical Co. Ltd.	2,000	19,711
Nichi-Iko Pharmaceutical Co. Ltd.	600	15,907

SCHEDULES OF INVESTMENTS	39

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI JAPAN SMALL CAP INDEX FUND

February 29, 2008

Security	Shares	Value
Nippon Shinyaku Co. Ltd.	2,000	$20,306
Rohto Pharmaceutical Co. Ltd.	2,000	24,033
Sawai Pharmaceutical Co. Ltd.[b]	400	18,712
Seikagaku Corp.	1,000	10,701
Toho Pharmaceutical Co. Ltd.	800	17,751
Towa Pharmaceutical Co. Ltd.	200	9,260
Toyama Chemical Co. Ltd.[a,b]	4,000	33,620
Tsumura & Co.	1,400	29,182

		316,448

REAL ESTATE – 1.42%
Ardepro Co. Ltd.	34	4,977
Arealink Co. Ltd.	18	1,432
Atrium Co. Ltd.	400	7,389
Creed Corp.	4	5,456
Daibiru Corp.	1,000	9,510
Daikyo Inc.	4,000	9,721
Goldcrest Co. Ltd.	420	11,599
Heiwa Real Estate Co. Ltd.	4,000	20,671
Idu Co.	6	5,596
Japan General Estate Co. Ltd. (The)	1,000	9,779
Joint Corp.	600	7,953
Shoei Co. Ltd.	800	11,327
Sumitomo Real Estate Sales Co. Ltd.	200	8,587
SURUGA CORP.	600	6,824
TOC Co. Ltd.	2,000	15,465

		136,286

REAL ESTATE INVESTMENTTRUSTS – 4.67%
Creed Office Investment Corp.	4	14,447
DA Office Investment Corp.	4	18,981
Frontier Real Estate Investment Corp.	2	14,428
Fukuoka REIT Corp.	2	12,756
Global One Real Estate Investment Corp.	2	24,014
Hankyu REIT Inc.	2	12,910
Japan Excellent Inc.	4	26,320
Japan Hotel and Resort Inc.	4	14,063
Japan Logistics Fund Inc.	4	25,474
Kenedix Realty Investment Corp.	4	24,514
MID REIT Inc.	4	14,754
Mori Hills REIT Investment Corp.	2	13,525
MORI TRUST Sogo REIT Inc.	2	18,155
New City Residence Investment Corp.	4	14,716
Nippon Accommodations Fund Inc.	2	11,469

Security	Shares	Value
Nippon Commercial Investment Corp.	6	$27,549
Nippon Residential Investment Corp.	6	23,227
ORIX JREIT Inc.	6	34,696
Premier Investment Co.	4	24,168
TOKYU REIT Inc.	4	33,274
Top REIT Inc.	4	18,289
United Urban Investment Corp.	4	25,820

		447,549

RETAIL – 8.11%
ABC-Mart Inc.	600	12,074
Aoki Holdings Inc.	600	10,806
Arcs Co. Ltd.	800	10,512
Askul Corp.	600	12,507
Autobacs Seven Co. Ltd.	1,000	22,765
Best Denki Co. Ltd.	2,000	15,965
Chiyoda Co. Ltd.	800	11,803
Circle K Sunkus Co. Ltd.	1,200	18,120
Culture Convenience Club Co. Ltd.	2,400	9,544
Daiei Inc. (The)[a]	1,500	9,783
DCM Japan Holdings Co. Ltd.	1,800	9,613
Don Quijote Co. Ltd.	1,200	19,411
Doutor Nichires Holdings Co. Ltd.	1,200	21,751
Duskin Co. Ltd.	1,000	17,002
EDION Corp.	1,800	17,878
GEO Corp.	6	6,224
Gulliver International Co. Ltd.	160	6,516
H2O Retailing Corp.	4,000	29,048
Heiwado Co. Ltd.	1,000	15,628
Honeys Co. Ltd.	380	6,322
Izumi Co. Ltd.	1,400	20,226
Izumiya Co. Ltd.	4,000	19,442
Joshin Denki Co. Ltd.	2,000	17,290
Kisoji Co. Ltd.	400	8,242
Kohnan Shoji Co. Ltd.	600	7,152
Komeri Co. Ltd.	800	18,866
K’s Holdings Corp.	1,000	18,145
Maruetsu Inc. (The)[a]	2,000	15,465
Matsumotokiyoshi Co. Ltd.[a]	1,200	24,494
Matsuya Co. Ltd.	800	16,868
McDonald’s Holdings Co. (Japan) Ltd.	1,200	19,492
Nishimatsuya Chain Co. Ltd.	1,400	13,529
Nissen Holdings Co. Ltd.	1,400	9,535

40	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI JAPAN SMALL CAP INDEX FUND

February 29, 2008

Security	Shares	Value
Parco Co. Ltd.	1,200	$14,754
Paris Miki Inc.	1,000	13,765
Plenus Co. Ltd.	800	9,521
Point Inc.	360	13,383
Ryohin Keikaku Co. Ltd.	600	32,102
Saizeriya Co. Ltd.	800	7,792
San-A & Co. Ltd.	200	5,418
Sankyo-Tateyama Holdings Inc.	10,000	12,968
Seiko Corp.	2,000	10,067
Senshukai Co. Ltd.	1,200	8,668
Shimachu Co. Ltd.	1,000	26,079
St. Marc Holdings Co. Ltd.	200	6,455
Sugi Pharmacy Co. Ltd.	600	16,310
Sundrug Co. Ltd.	800	20,402
Tsuruha Holdings Inc.	400	13,025
United Arrows Ltd.	1,000	7,963
Valor Co. Ltd.	1,000	10,605
Watami Co. Ltd.	800	12,449
Xebio Co. Ltd.	600	12,795
Yoshinoya Holdings Co. Ltd.	12	20,172
Zensho Co. Ltd.	1,600	11,235

		777,946

SEMICONDUCTORS – 0.38%
Mimasu Semiconductor Industry Co. Ltd.	600	11,556
Sanken Electric Co. Ltd.	2,000	11,988
Sumco Techxiv Corp.	200	4,803
United Technology Holdings Co. Ltd.	4	7,953

		36,300

SHIPBUILDING – 0.41%
Hitachi Zosen Corp.[a]	16,000	16,599
Namura Shipbuilding Co. Ltd.	600	6,651
Sasebo Heavy Industries Co. Ltd.	4,000	16,445

		39,695

SOFTWARE – 1.60%
Capcom Co. Ltd.	1,000	27,953
Fuji Soft ABC Inc.	800	12,449
Hitachi Software Engineering Co. Ltd.	800	19,211
INTEC Holdings Ltd.	1,200	17,290
Koei Co. Ltd.	600	9,948
Nihon Unisys Ltd.	1,400	17,012
NSD Co. Ltd.	1,000	14,264

Security	Shares	Value
Obic Business Consultants Co. Ltd.	200	$11,565
Sumisho Computer Systems Corp.	600	11,486
Works Applications Co. Ltd.	10	12,679

		153,857

STORAGE & WAREHOUSING – 0.57%
Mitsui-Soko Co. Ltd.	4,000	22,516
Shibusawa Warehouse Co. Ltd. (The)	2,000	12,564
Sumitomo Warehouse Co. Ltd. (The)	4,000	19,634

		54,714

TELECOMMUNICATIONS – 1.07%
Denki Kogyo Co. Ltd.	2,000	11,777
Hitachi Kokusai Electric Inc.	2,000	22,938
Invoice Inc.	240	5,268
Japan Radio Co. Ltd.	2,000	5,706
Oki Electric Industry Co. Ltd.[a,b]	16,000	29,048
Okinawa Cellular Telephone Co.	4	6,839
Telepark Corp.	8	8,069
Uniden Corp.	2,000	12,641

		102,286

TEXTILES – 0.95%
Daiwabo Co. Ltd.	4,000	10,220
Kurabo Industries Ltd.	6,000	12,852
Nitto Boseki Co. Ltd.	6,000	12,507
Seiren Co. Ltd.	1,600	10,866
Toyobo Co. Ltd.	16,000	33,044
Unitika Ltd.	12,000	12,103

		91,592

TOYS, GAMES & HOBBIES – 0.27%
Sanrio Co. Ltd.	1,200	10,524
Tomy Co. Ltd.	2,000	15,139

		25,663

TRANSPORTATION – 3.92%
Daiichi Chuo Kisen Kaisha	4,000	29,854
Fukuyama Transporting Co. Ltd.	4,000	14,716
Hitachi Transport System Ltd.	1,000	12,343
Iino Kaiun Kaisha Ltd.	2,000	18,481
Inui Steamship Co. Ltd.	400	6,182
Keihan Electric Railway Co. Ltd.	12,000	50,718
Kintetsu World Express Inc.	400	9,471
Nagoya Railroad Co. Ltd.	20,000	63,782
Nippon Konpo Unyu Soko Co. Ltd.	2,000	27,549

SCHEDULES OF INVESTMENTS	41

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI JAPAN SMALL CAP INDEX FUND

February 29, 2008

Security	Shares	Value
Nishi-Nippon Railroad Co. Ltd.	8,000	$29,432
Sagami Railway Co. Ltd.	10,000	38,615
Sankyu Inc.	6,000	29,048
Seino Holdings Co. Ltd.	4,000	26,857
Shinwa Kaiun Kaisha Ltd.	2,000	13,563
Yusen Air & Sea Service Co. Ltd.	400	5,932

		376,543

VENTURE CAPITAL – 0.11%
Japan Asia Investment Co. Ltd.	2,000	10,643

		10,643

TOTAL COMMON STOCKS (Cost: $9,376,751)		9,570,693

SHORT-TERM INVESTMENTS – 0.63%

MONEY MARKET FUNDS – 0.63%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 3.59%[c,d]	6,977	6,977

BGI Cash Premier Fund LLC 3.63%[c,d,e]	52,980	52,980

		59,957

TOTAL SHORT-TERM INVESTMENTS (Cost: $59,957)		59,957

TOTAL INVESTMENTS IN SECURITIES – 100.41% (Cost: $9,436,708)		9,630,650

Other Assets, Less Liabilities – (0.41)%		(39,036)

NET ASSETS – 100.00%		$9,591,614

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	This security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

42	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MSCI MALAYSIA INDEX FUND

February 29, 2008

Security	Shares	Value
COMMON STOCKS – 99.75%

AGRICULTURE – 14.59%
Asiatic Development Bhd	3,205,957	$9,333,354
British American Tobacco (Malaysia) Bhd	2,164,400	29,134,200
IOI Corp. Bhd	54,264,630	136,744,489
Kuala Lumpur Kepong Bhd	6,957,000	40,289,404

		215,501,447

AIRLINES – 0.91%
AirAsia Bhd[a]	12,986,400	6,341,770
Malaysian Airline System Bhd[a]	5,565,600	7,178,047

		13,519,817

AUTO MANUFACTURERS – 0.53%
DRB-Hicom Bhd	5,101,800	2,251,851
Proton Holdings Bhd[a]	4,328,800	5,555,824

		7,807,675

AUTO PARTS & EQUIPMENT – 1.42%
UMW Holdings Bhd	9,585,200	21,003,725

		21,003,725

BANKS – 25.07%
Alliance Financial Group Bhd	11,285,800	10,139,379
AMMB Holdings Bhd	26,127,437	30,425,439
Bumiputra-Commerce Holdings Bhd	41,587,432	136,693,704
Hong Leong Bank Bhd	7,884,600	13,821,806
Malayan Banking Bhd	40,041,400	114,063,778
Public Bank Bhd	17,160,600	56,942,357
RHB Capital Bhd	5,411,000	8,401,490

		370,487,953

BEVERAGES – 0.14%
Guinness Anchor Bhd	1,265,375	2,138,997

		2,138,997

BUILDING MATERIALS – 0.61%
Lafarge Malayan Cement Bhd	5,565,660	9,059,769

		9,059,769

COMMERCIAL SERVICES – 1.64%
PLUS Expressways Bhd	24,736,000	24,159,124

		24,159,124

Security	Shares	Value
DIVERSIFIED FINANCIAL SERVICES – 1.74%
Bursa Malaysia Bhd	5,101,800	$18,206,455
Hong Leong Credit Bhd	3,555,800	5,209,311
TA Enterprise Bhd	6,493,200	2,276,533

		25,692,299

ELECTRIC – 4.91%
Tenaga Nasional Bhd	21,334,850	60,441,506
YTL Power International Bhd	15,305,413	12,121,676

		72,563,182

ENGINEERING & CONSTRUCTION – 6.99%
Gamuda Bhd	26,127,400	32,224,747
IJM Corp. Bhd	9,739,800	22,104,727
Malaysian Resources Corp. Bhd[a]	6,957,000	4,377,389
MMC Corp. Bhd	9,894,400	11,769,829
YTL Corp. Bhd	13,604,888	32,793,125

		103,269,817

ENTERTAINMENT – 3.52%
Berjaya Sports Toto Bhd	12,213,400	19,689,782
Magnum Corp. Bhd	13,141,000	13,739,534
Tanjong PLC	3,710,400	18,583,941

		52,013,257

FOOD – 1.77%
PPB Group Bhd	7,730,066	26,133,890

		26,133,890

GAS – 1.75%
Petronas Gas Bhd	8,193,800	25,906,208

		25,906,208

HOLDING COMPANIES - DIVERSIFIED – 10.83%
Mulpha International Bhd[a]	6,338,600	2,043,750
Multi-Purpose Holdings Bhd	4,792,600	3,090,548
Sime Darby Bhd[a]	39,577,625	143,715,903
UEM World Bhd	10,203,600	11,179,402

		160,029,603

LODGING – 8.21%
Genting Bhd	30,456,200	65,307,550
Resorts World Bhd	47,771,400	55,928,952

		121,236,502

SCHEDULES OF INVESTMENTS	43

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI MALAYSIA INDEX FUND

February 29, 2008

Security	Shares	Value
MEDIA – 1.06%
Astro All Asia Networks PLC	6,184,000	$7,278,710
Media Prima Bhd	5,874,800	4,450,467
Star Publications (Malaysia) Bhd	3,555,860	3,895,918

		15,625,095

METAL FABRICATE & HARDWARE – 1.22%
KNM Group Bhd	9,430,600	18,008,033

		18,008,033

OIL & GAS – 1.00%
Petronas Dagangan Bhd	4,174,200	10,976,140
Shell Refining Co. (FOM) Bhd	1,082,200	3,760,344

		14,736,484

OIL & GAS SERVICES – 0.12%
Scomi Group Bhd	5,411,000	1,812,418

		1,812,418

REAL ESTATE – 2.46%
IGB Corp. Bhd	12,058,800	7,247,737
IOI Properties Bhd	773,050	3,097,524
KLCC Property Holdings Bhd	6,802,400	6,771,524
SP Setia Bhd	12,368,000	19,280,839

		36,397,624

SEMICONDUCTORS – 0.15%
Malaysian Pacific Industries Bhd	773,000	2,153,608

		2,153,608

TELECOMMUNICATIONS – 5.36%
DiGi.Com Bhd	2,473,600	18,506,508
Telekom Malaysia Bhd	17,006,000	60,688,183

		79,194,691

TRANSPORTATION – 3.75%
Malaysian Bulk Carriers Bhd	2,319,050	2,990,918
MISC Bhd	18,397,400	50,679,956
Pos Malaysia Bhd[a]	2,782,800	1,759,667

		55,430,541

TOTAL COMMON STOCKS (Cost: $1,086,990,298)		1,473,881,759

Security	Shares	Value
SHORT-TERM INVESTMENTS – 0.08%

MONEY MARKET FUNDS – 0.08%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 3.59%[b,c]	1,195,243	$1,195,243

		1,195,243

TOTAL SHORT-TERM INVESTMENTS (Cost: $1,195,243)		1,195,243

TOTAL INVESTMENTS IN SECURITIES – 99.83% (Cost: $1,088,185,541)		1,475,077,002

Other Assets, Less Liabilities – 0.17%		2,455,495

NET ASSETS – 100.00%		$1,477,532,497

[a]	Non-income earning security.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

44	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MSCI MEXICO INDEX FUND

February 29, 2008

Security	Shares	Value
COMMON STOCKS – 99.89%

BANKS – 0.25%
Banco Compartamos SA de CVa	907,100	$3,575,658

		3,575,658

BEVERAGES – 8.23%
Coca-Cola FEMSA SAB de CV SP ADR	280,282	14,697,988

Fomento Economico Mexicano SAB de CV BD Units[b]	20,813,108	82,935,525

Grupo Continental SAB de CV	308,100	760,599
Grupo Modelo SAB de CV Series Cb	4,604,400	20,860,553

		119,254,665

BUILDING MATERIALS – 12.38%
Cemex SAB de CV Series CPO[a]	65,442,003	179,505,601

		179,505,601

DIVERSIFIED FINANCIAL SERVICES – 3.53%
Grupo Financiero Banorte SAB de CV Series Ob	12,768,700	51,190,118

		51,190,118

ENGINEERING & CONSTRUCTION – 5.19%
Carso Infraestructura y Construccion SAB de CV Series B1[a,b]	8,892,000	8,130,170

Empresas ICA SAB de CVa,b	4,030,974	24,242,332
Grupo Aeroportuario del Centro Norte SAB de CV	494,000	1,405,727

Grupo Aeroportuario del Pacifico SAB de CV Series Bb	4,654,800	21,327,750

Grupo Aeroportuario del Sureste SA de CV Series B ADR	352,070	18,279,474

Promotora y Operadora de Infraestructura SAB de CVa,b	538,000	1,868,742

		75,254,195

ENVIRONMENTAL CONTROL – 0.01%
Promotora Ambiental SAB de CVa	52,000	152,823

		152,823

Security	Shares	Value
FOOD – 2.13%
Alsea SAB de CVb	1,378,000	$1,652,062
Gruma SAB de CV Class B	209,500	596,349
Grupo Bimbo SAB de CV Series Ab	5,278,600	28,652,767

		30,901,178

FOREST PRODUCTS & PAPER – 1.73%
Kimberly-Clark de Mexico SAB de CV Class Ab	6,084,000	25,106,157

		25,106,157

HOLDING COMPANIES - DIVERSIFIED – 4.56%
Alfa SAB de CV Class Ab	3,380,100	20,876,689
Grupo Carso SA de CV Series A1[b]	10,244,930	45,220,570

		66,097,259

HOME BUILDERS – 3.81%
Consorcio ARA SAB de CVb	6,786,000	7,046,657
Corporacion Geo SAB de CV Series Ba,b	3,744,600	11,745,655
Desarrolladora Homex SAB de CVa,b	1,820,930	17,964,149
Sare Holding SAB de CV Class Ba	324,400	452,477
Urbi Desarrollos Urbanos SA de CVa,b	4,967,300	17,976,877

		55,185,815

HOUSEWARES – 0.05%
Vitro SAB de CV Series A	453,900	778,359

		778,359

MACHINERY – 0.05%
Industrias CH SA de CV Class Ba	200,000	772,137

		772,137

MEDIA – 4.98%
Grupo Televisa SA Series CPO[b]	15,992,799	70,307,856
TV Azteca SAB de CV Series CPO	3,260,700	1,831,392

		72,139,248

MINING – 6.55%
Grupo Mexico SA de CV Series Bb	10,192,000	71,155,627
Industrias Penoles SAB de CVb	988,200	23,792,476

		94,948,103

SCHEDULES OF INVESTMENTS	45

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI MEXICO INDEX FUND

February 29, 2008

Security	Shares	Value
RETAIL – 6.81%
Controladora Comercial Mexicana SA de CV BC Units[b]	5,305,700	$13,395,057
Grupo Elektra SA de CVb	440,030	10,326,745
Grupo Famsa SAB de CV
Class Aa,b	806,000	2,520,653
Organizacion Soriana SAB de CV Class Bb	1,199,000	3,138,925
Wal-Mart de Mexico SAB de CV Series Vb	19,110,000	69,409,543

		98,790,923

TELECOMMUNICATIONS – 39.63%
America Movil SAB de CV
Series Lb	120,796,040	363,234,503
Axtel SAB de CV Series CPO[a]	3,320,100	7,328,920
Carso Global Telecom SAB de CV Class A1[a,b]	10,920,831	47,755,647
Grupo Iusacell SA de CVa	524,800	6,167,868
Telefonos de Mexico SAB de CV Series Lb	90,480,000	150,007,893

		574,494,831

TOTAL COMMON STOCKS (Cost: $1,539,659,003)		1,448,147,070

SHORT-TERM INVESTMENTS – 5.12%

MONEY MARKET FUNDS – 5.12%

Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 3.59%[c,d]	353,782	353,782
BGI Cash Premier Fund LLC 3.63%[c,d,e]	73,787,971	73,787,971

		74,141,753

TOTAL SHORT-TERM INVESTMENTS (Cost: $74,141,753)		74,141,753

TOTAL INVESTMENTS IN SECURITIES – 105.01% (Cost: $1,613,800,756)		1,522,288,823

Other Assets, Less Liabilities – (5.01)%		(72,583,313)

NET ASSETS – 100.00%		$1,449,705,510

ADR – American Depositary Receipts

SP ADR – Sponsored American Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	This security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

46	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MSCI PACIFIC EX-JAPAN INDEX FUND

February 29, 2008

Security	Shares	Value
COMMON STOCKS – 99.25%

AUSTRALIA – 64.75%
A.B.C. Learning Centres Ltd.	1,105,788	$2,213,518
AGL Energy Ltd.	1,251,042	13,106,517
Alumina Ltd.	2,929,848	17,676,740
Amcor Ltd.	2,416,686	16,004,822
AMP Ltd.	5,293,128	39,857,095
Ansell Ltd.	256,798	3,069,869
Aristocrat Leisure Ltd.[a]	993,816	9,668,001
Asciano Group	1,558,320	7,244,533
ASX Ltd.	492,522	19,368,042
Australia and New Zealand Banking Group Ltd.	5,262,168	108,289,103
AXA Asia Pacific Holdings Ltd.	2,376,696	12,894,336
Babcock & Brown Ltd.[a]	662,028	10,737,986
Bendigo Bank Ltd.	733,236	6,934,135
BHP Billiton Ltd.	9,430,158	349,133,984
Billabong International Ltd.	489,426	5,768,394
BlueScope Steel Ltd.	2,041,554	20,815,399
Boart Longyear Group[b]	3,314,010	6,354,846
Boral Ltd.	1,731,180	9,780,849
Brambles Ltd.	3,960,042	38,672,091
Caltex Australia Ltd.	412,026	5,704,055
CFS Retail Property Trust[a]	4,101,426	8,133,324
Challenger Financial Services Group Ltd.[a]	1,026,066	2,111,521
Coca-Cola Amatil Ltd.	1,528,392	13,753,309
Cochlear Ltd.	156,864	7,910,246
Commonwealth Bank of Australia	3,693,012	145,535,702
Commonwealth Property Office Fund[a]	2,413,761	2,935,182
Computershare Ltd.	1,358,112	10,810,916
Crown Ltd.[b]	1,342,632	14,568,416
CSL Ltd.	1,544,388	52,728,650
CSR Ltd.	2,580,258	8,157,878
Dexus Property Group	7,953,366	12,461,294
Downer EDI Ltd.	413,921	2,412,142
Fortescue Metals Group Ltd.[b]	3,596,850	26,411,274
Foster’s Group Ltd.	5,511,138	27,476,782
Futuris Corp. Ltd.	1,024,776	1,926,737
Goodman Fielder Ltd.	3,078,714	5,399,680

Security	Shares	Value
Goodman Group[a]	4,085,946	$16,778,553
GPT Group	5,859,696	17,539,711
Harvey Norman Holdings Ltd.	1,614,822	6,872,796
Iluka Resources Ltd.[a]	286,790	965,748
Incitec Pivot Ltd.	135,708	18,787,307
ING Industrial Fund[a]	1,573,757	3,076,673
Insurance Australia Group Ltd.	5,123,880	18,069,148
James Hardie Industries NV	1,360,434	7,635,300
John Fairfax Holdings Ltd.	3,403,020	12,350,757
Leighton Holdings Ltd.	396,546	17,062,740
Lend Lease Corp. Ltd.	1,013,682	13,160,990
Lion Nathan Ltd.	771,936	6,895,758
Macquarie Airports	1,883,142	6,182,834
Macquarie Communications Infrastructure Group	687,949	2,998,745
Macquarie Group Ltd.[a]	767,292	38,477,234
Macquarie Infrastructure Group	7,107,642	19,413,586
Macquarie Office Trust[a]	5,754,606	5,840,401
Mirvac Group	2,932,428	10,587,954
National Australia Bank Ltd.	4,562,214	123,117,230
Newcrest Mining Ltd.	1,285,738	45,749,922
OneSteel Ltd.	2,021,946	13,352,778
Orica Ltd.	887,520	23,909,363
Origin Energy Ltd.	2,436,552	20,170,484
Oxiana Ltd.	3,761,124	13,967,077
Pacific Brands Ltd.	698,854	1,451,232
Paladin Energy Ltd.[a,b]	1,544,904	9,031,895
PaperlinX Ltd.	686,308	1,360,982
Perpetual Ltd.[a]	101,136	5,203,144
Qantas Airways Ltd.[a]	2,735,316	10,797,354
QBE Insurance Group Ltd.	2,397,078	50,607,058
Rio Tinto Ltd.[a]	818,562	104,898,557
Santos Ltd.	1,596,762	19,267,584
Sims Group Ltd.	246,648	7,509,758
Sonic Healthcare Ltd.	894,486	12,006,677
St. George Bank Ltd.[a]	752,586	16,754,461
Stockland Corp. Ltd.	3,993,840	26,337,657
Suncorp-Metway Ltd.	2,596,770	33,787,650
Tabcorp Holdings Ltd.[a]	1,432,674	20,450,281
Tatts Group Ltd.	3,005,442	10,992,146
Telstra Corp. Ltd.	8,037,732	36,615,068
Telstra Corp. Ltd. Instalment Receipts	4,083,882	12,529,807

SCHEDULES OF INVESTMENTS	47

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI PACIFIC EX-JAPAN INDEX FUND

February 29, 2008

Security	Shares	Value
Toll Holdings Ltd.	1,518,330	$14,557,520
Transurban Group[a]	3,058,332	18,451,926
Wesfarmers Ltd.	1,516,266	53,498,850
Wesfarmers Ltd. Partially Protected Shares	412,800	14,653,752
Westfield Group[a]	4,900,194	80,213,726
Westpac Banking Corp.	5,243,076	114,369,985
Woodside Petroleum Ltd.	1,324,572	70,623,265
Woolworths Ltd.	3,420,048	92,742,283
WorleyParsons Ltd.	430,602	15,120,553
Zinifex Ltd.	1,378,236	14,348,818

		2,377,172,446

HONG KONG – 22.59%
ASM Pacific Technology Ltd.[a]	516,000	3,481,714
Bank of East Asia Ltd.	4,076,400	22,397,370
Belle International Holdings Ltd.	5,934,000	7,306,294
BOC Hong Kong (Holdings) Ltd.	10,320,000	25,864,163
C C Land Holdings Ltd.	2,580,000	2,719,053
Cathay Pacific Airways Ltd.[a]	3,870,000	8,077,577
Cheung Kong (Holdings) Ltd.	4,386,000	67,081,028
Cheung Kong Infrastructure Holdings Ltd.[a]	1,032,000	4,125,002
Chinese Estates Holdings Ltd.[a]	1,548,000	2,311,858
CITIC International Financial Holdings Ltd.	516,000	263,284
CLP Holdings Ltd.	3,612,000	28,550,057
Esprit Holdings Ltd.	2,967,000	38,209,327
Fosun International Ltd.[b]	4,257,000	3,370,299
Foxconn International Holdings Ltd.[a,b]	5,934,000	9,487,506
Genting International PLC[a,b]	6,708,000	3,006,670
Giordano International Ltd.	2,064,000	870,097
Hang Lung Development Co. Ltd.	1,032,000	4,827,977
Hang Lung Properties Ltd.	5,934,736	21,929,230
Hang Seng Bank Ltd.	2,141,400	41,310,705
Henderson Land Development Co. Ltd.	2,838,056	22,578,534
Hong Kong Aircraft Engineering Co. Ltd.	206,400	4,615,758
Hong Kong and China Gas Co. Ltd. (The)	10,578,419	31,270,348

Security	Shares	Value
Hong Kong Exchanges and Clearing Ltd.	2,967,000	$57,733,454
Hongkong Electric Holdings Ltd.[a]	3,741,000	21,347,882
Hopewell Holdings Ltd.	1,806,000	8,379,325
Hutchison Telecommunications International Ltd.	4,128,000	5,634,408
Hutchison Whampoa Ltd.	6,192,000	59,049,874
Hysan Development Co. Ltd.	1,806,000	5,071,697
Kerry Properties Ltd.[a]	1,677,000	11,444,892
Kingboard Chemical Holdings Co. Ltd.	1,806,000	8,170,423
Lee & Man Paper Manufacturing Ltd.[a]	1,034,000	2,930,308
Li & Fung Ltd.[a]	6,193,600	23,084,755
Lifestyle International Holdings Ltd.[a]	1,677,000	4,461,568
Link REIT (The)	5,934,000	14,688,855
Melco International Development Ltd.[a]	2,084,000	3,010,566
MTR Corp. Ltd.	4,128,000	15,571,552
New World Development Co. Ltd.	6,966,941	19,206,735
Noble Group Ltd.[a]	2,838,000	4,559,036
NWS Holdings Ltd.	1,032,000	3,037,381
Orient Overseas International Ltd.	516,000	3,097,068
Pacific Basin Shipping Ltd.[a]	3,354,000	5,733,223
Parkson Retail Group Ltd.[a]	258,000	2,724,027
PCCW Ltd.	11,868,845	6,879,694
Shangri-La Asia Ltd.[a]	3,098,000	9,575,922
Shui On Land Ltd.	5,289,000	5,152,606
Shun Tak Holdings Ltd.	3,096,000	4,639,633
Sino Land Co. Ltd.	3,612,000	9,275,287
Sun Hung Kai Properties Ltd.	3,870,000	69,136,897
Swire Pacific Ltd. Class A	2,451,000	28,429,855
Television Broadcasts Ltd.	774,000	4,575,967
Tencent Holdings Ltd.	2,580,000	16,446,955
Tingyi (Cayman Islands) Holding Corp.[a]	5,160,000	6,598,678
Wharf Holdings Ltd. (The)	4,068,000	21,148,696
Wheelock and Co. Ltd.	1,032,000	3,070,540

48	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI PACIFIC EX-JAPAN INDEX FUND

February 29, 2008

Security	Shares	Value
Wing Hang Bank Ltd.	516,000	$7,619,981
Yue Yuen Industrial Holdings Ltd.[a]	1,419,000	4,249,349

		829,390,940

NEW ZEALAND – 1.26%
Auckland International Airport Ltd.	2,763,438	5,495,682
Contact Energy Ltd.	829,986	5,251,314
Fisher & Paykel Appliances Holdings Ltd.[a]	285,005	589,647
Fisher & Paykel Healthcare Corp. Ltd.	906,354	1,918,766
Fletcher Building Ltd.	1,363,788	10,487,831
Kiwi Income Property Trust	1,209,584	1,202,757
Sky City Entertainment Group Ltd.	1,175,632	3,733,248
Sky Network Television Ltd.	343,140	1,381,323
Telecom Corp. of New Zealand Ltd.	5,044,674	15,655,404
Vector Ltd.	458,492	683,856

		46,399,828

SINGAPORE – 10.65%
Allgreen Properties Ltd.	2,065,000	1,895,583
Ascendas Real Estate Investment Trust	2,839,000	4,581,003
CapitaCommercial Trust[a]	2,580,000	3,830,034
CapitaLand Ltd.[a]	4,644,000	20,981,928
CapitaMall Trust Management Ltd.	3,096,622	7,261,872
City Developments Ltd.	1,290,000	11,064,544
ComfortDelGro Corp. Ltd.	5,418,000	6,178,012
COSCO Corp. (Singapore) Ltd.	2,323,104	6,797,378
DBS Group Holdings Ltd.	3,096,000	38,500,172
Fraser and Neave Ltd.	2,322,150	8,160,165
Haw Par Corp. Ltd.[a]	258,397	1,182,281
Jardine Cycle & Carriage Ltd.	258,000	3,978,055
Keppel Corp. Ltd.	3,096,000	23,934,939
Keppel Land Ltd.[a]	1,033,000	4,370,840
Neptune Orient Lines Ltd.	1,032,000	2,323,924

Security	Shares	Value
Olam International Ltd.	1,806,000	$3,354,518
Oversea-Chinese Banking Corp.	7,224,600	39,687,633
Parkway Holdings Ltd.	1,548,251	3,408,728
SembCorp Industries Ltd.	2,376,240	8,196,869
SembCorp Marine Ltd.	2,376,200	6,237,014
Singapore Airlines Ltd.	1,548,800	17,038,577
Singapore Exchange Ltd.	2,322,000	13,971,300
Singapore Land Ltd.[a]	258,000	1,315,533
Singapore Petroleum Co. Ltd.	258,000	1,280,379
Singapore Post Ltd.	1,806,000	1,450,602
Singapore Press Holdings Ltd.[a]	4,386,517	13,841,562
Singapore Technologies Engineering Ltd.	3,612,000	8,884,940
Singapore Telecommunications Ltd.	22,446,328	61,975,303
SMRT Corp. Ltd.	1,549,000	1,955,135
United Overseas Bank Ltd.	3,612,000	46,678,313
UOL Group Ltd.	1,290,000	3,608,003
Venture Corp. Ltd.	774,695	5,722,432
Wilmar International Ltd.[a]	1,290,000	4,061,317
Wing Tai Holdings Ltd.	774,066	1,199,070
Yanlord Land Group Ltd.[a]	1,032,000	1,879,862

		390,787,820

TOTAL COMMON STOCKS (Cost: $2,647,504,889)		3,643,751,034

SHORT-TERM INVESTMENTS – 6.41%

MONEY MARKET FUNDS – 6.41%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 3.59%[c,d]	288,373	288,373
BGI Cash Premier Fund LLC 3.63%[c,d,e]	234,931,155	234,931,155

		235,219,528

TOTAL SHORT-TERM INVESTMENTS (Cost: $235,219,528)		235,219,528

SCHEDULES OF INVESTMENTS	49

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI PACIFIC EX-JAPAN INDEX FUND

February 29, 2008

Value
TOTAL INVESTMENTS IN SECURITIES – 105.66% (Cost: $2,882,724,417)	$3,878,970,562

Other Assets, Less Liabilities – (5.66)%	(207,900,929)

NET ASSETS – 100.00%	$3,671,069,633

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	This security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

50	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MSCI SINGAPORE INDEX FUND

February 29, 2008

Security	Shares	Value
COMMON STOCKS – 99.91%

AGRICULTURE – 1.00%
Wilmar International Ltd.[a]	5,436,000	$17,114,200

		17,114,200

AIRLINES – 4.38%
Singapore Airlines Ltd.	6,795,467	74,757,935

		74,757,935

BANKS – 28.95%
DBS Group Holdings Ltd.	12,957,000	161,126,205
Oversea-Chinese Banking Corp.	28,539,000	156,776,205
United Overseas Bank Ltd.	13,595,000	175,689,831

		493,592,241

BEVERAGES – 2.24%
Fraser and Neave Ltd.	10,872,000	38,204,819

		38,204,819

DISTRIBUTION & WHOLESALE – 1.37%
Jardine Cycle & Carriage Ltd.	1,509,000	23,266,996

		23,266,996

DIVERSIFIED FINANCIAL SERVICES – 3.36%
Singapore Exchange Ltd.[a]	9,519,000	57,275,108

		57,275,108

ELECTRONICS – 1.18%
Venture Corp. Ltd.	2,718,522	20,080,878

		20,080,878

ENGINEERING & CONSTRUCTION – 4.77%
SembCorp Industries Ltd.	10,976,000	37,861,847
Singapore Technologies Engineering Ltd.	17,667,000	43,457,982

		81,319,829

FOOD – 0.89%
Olam International Ltd.	8,154,000	15,145,482

		15,145,482

HEALTH CARE - SERVICES – 1.05%
Parkway Holdings Ltd.	8,154,500	17,953,468

		17,953,468

HOLDING COMPANIES - DIVERSIFIED – 7.19%
Haw Par Corp. Ltd.[a]	1,365,000	6,245,482
Keppel Corp. Ltd.	12,231,000	94,556,928
Noble Group Ltd.[a]	13,590,000	21,831,325

		122,633,735

Security	Shares	Value
MEDIA – 3.77%
Singapore Press Holdings Ltd.	20,385,000	$64,324,441

		64,324,441

OIL & GAS – 0.61%
Singapore Petroleum Co. Ltd.	2,087,000	10,357,172

		10,357,172

REAL ESTATE – 13.24%
Allgreen Properties Ltd.	9,513,000	8,732,530
CapitaLand Ltd.[a]	18,493,000	83,552,711
City Developments Ltd.	6,795,000	58,281,842
Genting International PLC[a,b]	29,898,000	13,400,925
Keppel Land Ltd.[a]	4,077,000	17,250,646
Singapore Land Ltd.[a]	1,359,000	6,929,496
UOL Group Ltd.	6,795,000	19,004,948
Wing Tai Holdings Ltd.[a]	4,077,100	6,315,645
Yanlord Land Group Ltd.[a]	6,795,000	12,377,582

		225,846,325

REAL ESTATE INVESTMENT TRUSTS – 4.41%
Ascendas Real Estate Investment Trust[a]	13,590,000	21,928,787
CapitaCommercial Trust	12,231,000	18,157,035
CapitaMall Trust Management Ltd.	14,949,000	35,056,820

		75,142,642

SHIPBUILDING – 1.51%
SembCorp Marine Ltd.[a]	9,814,000	25,759,637

		25,759,637

TELECOMMUNICATIONS – 15.18%
Singapore Telecommunications Ltd.	93,771,568	258,907,442

		258,907,442

TRANSPORTATION – 4.81%
ComfortDelGro Corp. Ltd.	23,103,000	26,343,782
COSCO Corp. (Singapore) Ltd.	9,513,000	27,834,940
Neptune Orient Lines Ltd.[a]	5,443,000	12,256,899
Singapore Post Ltd.	10,872,000	8,732,530
SMRT Corp. Ltd.	5,436,000	6,861,274

		82,029,425

TOTAL COMMON STOCKS (Cost: $1,644,110,930)		1,703,711,775

SCHEDULES OF INVESTMENTS	51

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI SINGAPORE INDEX FUND

February 29, 2008

Security	Shares	Value
SHORT-TERM INVESTMENTS – 7.16%

MONEY MARKET FUNDS – 7.16%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 3.59%[c,d]	67,197	$67,197
BGI Cash Premier Fund LLC 3.63%[c,d,e]	122,021,330	122,021,330

		122,088,527

TOTAL SHORT-TERM INVESTMENTS (Cost: $122,088,527)		122,088,527

TOTAL INVESTMENTS IN SECURITIES – 107.07% (Cost: $1,766,199,457)		1,825,800,302

Other Assets, Less Liabilities – (7.07)%		(120,504,125)

NET ASSETS – 100.00%		$1,705,296,177

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	This security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

52	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MSCI SOUTH AFRICA INDEX FUND

February 29, 2008

Security	Shares	Value
COMMON STOCKS – 98.75%

BANKS – 11.78%
Absa Group Ltd.	392,544	$5,661,097
FirstRand Ltd.	7,262,784	17,487,952
Nedbank Group Ltd.	531,833	8,012,266
Standard Bank Group Ltd.	2,946,912	37,376,413

		68,537,728

BUILDING MATERIALS – 1.30%
Pretoria Portland Cement Co. Ltd.	1,376,352	7,585,208

		7,585,208

DIVERSIFIED FINANCIAL SERVICES – 2.57%
African Bank Investments Ltd.	2,032,494	8,139,241
Investec Ltd.	448,895	3,468,089
RMB Holdings Ltd.	925,344	3,336,226

		14,943,556

ELECTRONICS – 0.58%
Reunert Ltd.	455,807	3,374,761

		3,374,761

ENGINEERING & CONSTRUCTION – 2.87%
Aveng Ltd.[a]	877,728	7,007,222
Murray & Roberts Holdings Ltd.	766,464	9,721,252

		16,728,474

FOOD – 2.54%
Shoprite Holdings Ltd.	1,111,584	5,832,626
SPAR Group Ltd. (The)	216,385	1,386,164
Tiger Brands Ltd.	420,953	7,589,041

		14,807,831

FOREST PRODUCTS & PAPER – 1.15%
Sappi Ltd.	529,953	6,673,758

		6,673,758

HEALTH CARE - PRODUCTS – 0.38%
Aspen Pharmacare Holdings Ltd.[b]	553,782	2,196,260

		2,196,260

HEALTH CARE - SERVICES – 0.66%
Network Healthcare Holdings Ltd.[b]	3,098,299	3,817,943

		3,817,943

HOLDING COMPANIES - DIVERSIFIED – 6.47%
AVI Ltd.	417,024	945,079
Barloworld Ltd.	525,947	6,433,685
Bidvest Group Ltd.	678,720	10,138,654

Security	Shares	Value
Imperial Holdings Ltd.	456,964	$4,707,238
Remgro Ltd.	591,456	15,460,114

		37,684,770

HOME FURNISHINGS – 1.12%
Lewis Group Ltd.	113,664	658,612
Steinhoff International Holdings Ltd.	2,540,768	5,885,595

		6,544,207

INSURANCE – 3.08%
Liberty Group Ltd.	298,825	2,924,319
Metropolitan Holdings Ltd.	733,248	1,359,589
Sanlam Ltd.	5,639,712	13,616,090

		17,899,998

IRON & STEEL – 3.66%
ArcelorMittal South Africa Ltd.	518,330	12,480,793
Kumba Iron Ore Ltd.	203,952	8,850,180

		21,330,973

MEDIA – 3.31%
Naspers Ltd.	1,003,104	19,269,920

		19,269,920

MINING – 26.51%
African Rainbow Minerals Ltd.	298,644	7,835,120
Anglo Platinum Ltd.	182,496	29,138,639
AngloGold Ashanti Ltd.	570,144	20,812,864
Exxaro Resources Ltd.	362,784	4,764,776
Gold Fields Ltd.	1,595,808	22,500,335
Harmony Gold Mining Co. Ltd.[b]	878,745	10,885,094
Impala Platinum Holdings Ltd.	1,381,248	58,347,086

		154,283,914

OIL & GAS – 13.74%
Sasol Ltd.	1,542,624	79,950,318

		79,950,318

PACKAGING & CONTAINERS – 0.28%
Nampak Ltd.	675,052	1,608,063

		1,608,063

REAL ESTATE – 0.17%
Fountainhead Property Trust	1,314,048	998,292

		998,292

RETAIL – 3.40%
Foschini Ltd.	527,985	2,846,550
JD Group Ltd.	464,775	2,534,489

SCHEDULES OF INVESTMENTS	53

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI SOUTH AFRICA INDEX FUND

February 29, 2008

Security	Shares	Value
Massmart Holdings Ltd.	520,847	$4,828,774
Pick’n Pay Stores Ltd.	563,043	2,247,489
Truworths International Ltd.	1,165,901	3,979,840
Woolworths Holdings Ltd.	2,089,517	3,341,656

		19,778,798

TELECOMMUNICATIONS – 12.89%
MTN Group Ltd.	3,839,616	61,306,102
Telkom South Africa Ltd.	754,560	13,699,576

		75,005,678

TRANSPORTATION – 0.29%
Grindrod Ltd.	419,513	1,301,837
Super Group Ltd.	340,608	372,793

		1,674,630

TOTAL COMMON STOCKS (Cost: $624,232,708)		574,695,080

SHORT-TERM INVESTMENTS – 0.73%

MONEY MARKET FUNDS – 0.73%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 3.59%[c,d]	1,543	1,543
BGI Cash Premier Fund LLC 3.63%[c,d,e]	4,228,669	4,228,669

		4,230,212

TOTAL SHORT-TERM INVESTMENTS (Cost: $4,230,212)		4,230,212

TOTAL INVESTMENTS IN SECURITIES – 99.48% (Cost: $628,462,920)		578,925,292

Other Assets, Less Liabilities – 0.52%		3,051,435

NET ASSETS – 100.00%		$581,976,727

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	This security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

54	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MSCI SOUTH KOREA INDEX FUND

February 29, 2008

Security	Shares	Value
COMMON STOCKS – 96.42%

ADVERTISING – 0.10%
Cheil Communications Inc.	11,300	$3,170,811

		3,170,811

AEROSPACE & DEFENSE – 0.36%
Hyundai Merchant Marine Co. Ltd.[a,b]	282,500	12,033,438

		12,033,438

AGRICULTURE – 1.88%
KT&G Corp.	754,840	62,538,259

		62,538,259

AIRLINES – 0.65%
Asiana Airlines Inc.	339,000	2,581,172
Korean Air Co. Ltd.	248,602	19,140,541

		21,721,713

APPAREL – 0.07%
LG Fashion Corp.[b]	90,404	2,445,303

		2,445,303

AUTO MANUFACTURERS – 2.72%
Hyundai Motor Co. Ltd.[b]	1,073,500	76,364,198
Kia Motors Corp.[a,b]	1,367,300	14,181,888

		90,546,086

AUTO PARTS & EQUIPMENT – 1.23%
Hankook Tire Co. Ltd.	655,400	10,120,121
Hyundai Mobis[b]	395,506	30,703,783

		40,823,904

BANKS – 6.17%
Daegu Bank	904,000	12,514,776
Industrial Bank of Korea[b]	510,780	8,349,367
Kookmin Bank	2,361,709	148,133,390
Korea Exchange Bank	1,785,400	25,192,003
Pusan Bank	813,600	10,916,735

		205,106,271

BEVERAGES – 0.42%
Hite Brewery Co. Ltd.[b]	90,400	11,359,566
Lotte Chilsung Beverage Co. Ltd.[a,b]	2,260	2,442,788

		13,802,354

Security	Shares	Value
CHEMICALS – 3.38%
DC Chemical Co. Ltd.	77,810	$28,586,816
Hanwha Chemical Corp.[b]	372,900	7,008,876
Honam Petrochemical Corp.[a]	101,700	10,115,308
KCC Corp.[b]	33,900	20,216,176
Korea Zinc Co. Ltd.[b]	67,800	10,505,191
LG Chem Ltd.	372,905	31,768,703
Samsung Fine Chemicals Co. Ltd.[b]	67,800	4,144,316

		112,345,386

COMMERCIAL SERVICES – 0.11%
S1 Corp.	67,800	3,624,472

		3,624,472

COSMETICS & PERSONAL CARE – 0.48%
AmorePacific Corp.[b]	22,600	14,199,457
Pacific Corp.[b]	11,309	1,655,916

		15,855,373

DISTRIBUTION & WHOLESALE – 3.41%
Daewoo International Corp.[b]	327,700	12,562,909
Hanwha Corp.	316,400	19,609,691
Hyosung Corp.[b]	158,205	10,613,828
LG International Corp.[b]	124,305	2,263,581
Samsung Corp.[b]	926,600	57,823,076
SK Networks Co. Ltd.[a]	508,500	10,288,590

		113,161,675

DIVERSIFIED FINANCIAL SERVICES – 9.56%
Daewoo Securities Co. Ltd.[b]	813,600	20,490,538
Daishin Securities Co. Ltd.[b]	158,200	4,220,127
Hana Financial Group Inc.	813,601	36,389,161
Hyundai Securities Co. Ltd.[b]	952,327	17,138,945
Korea Investment Holdings Co. Ltd.	282,505	15,613,662
Mirae Asset Securities Co. Ltd.[b]	135,604	19,927,961
Samsung Card Co. Ltd.	230,345	12,411,966
Samsung Securities Co.[b]	384,200	27,412,172
Shinhan Financial Group Ltd.	2,293,900	125,803,578
Tong Yang Investment Bank[b]	508,502	10,044,952
Woori Finance Holdings Co. Ltd.[a,b]	761,160	13,820,114
Woori Investment & Securities Co. Ltd.[b]	621,500	14,461,184

		317,734,360

SCHEDULES OF INVESTMENTS	55

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI SOUTH KOREA INDEX FUND

February 29, 2008

Security	Shares	Value
ELECTRIC – 1.93%
Korea Electric Power Corp.	1,808,000	$64,017,890

		64,017,890

ELECTRICAL COMPONENTS & EQUIPMENT – 2.78%
LG Electronics Inc.[b]	655,406	71,888,417
LS Cable Ltd.	135,600	13,126,074
Taihan Electric Wire Co. Ltd.[b]	144,590	7,236,814

		92,251,305

ELECTRONICS – 2.25%
Hyundai Autonet Co. Ltd.[a,b]	384,200	2,250,253
LG.Philips LCD Co. Ltd.[b]	745,800	36,176,125
Samsung Electro-Mechanics Co. Ltd.[b]	418,100	19,657,223
Samsung SDI Co. Ltd.[a,b]	237,300	16,779,426

		74,863,027

ENGINEERING & CONSTRUCTION – 5.97%
Daelim Industrial Co. Ltd.	192,100	30,685,267
Daewoo Engineering & Construction Co. Ltd.[b]	1,039,604	22,695,151
Doosan Heavy Industries & Construction Co. Ltd.[b]	214,700	31,894,628
GS Engineering & Construction Corp.	248,600	39,048,506
Hanjin Heavy Industries & Construction Co. Ltd.[b]	214,716	13,513,355
Hyundai Engineering & Construction Co. Inc.[b]	316,400	29,077,600
Kumho Industrial Co. Ltd.[b]	150,070	7,487,119
Samsung Engineering Co. Ltd.	226,000	24,066,876

		198,468,502

ENVIRONMENTAL CONTROL – 0.32%
Woongjin Coway Co. Ltd.	316,400	10,781,961

		10,781,961

FOOD – 0.70%
CJ CheilJedang Corp.[a,b]	46,851	13,395,978
Lotte Confectionery Co. Ltd.[a,b]	3,500	5,136,042
Nong Shim Co. Ltd.[b]	11,302	2,310,829
Orion Corp.[b]	11,309	2,366,454

		23,209,303

GAS – 0.35%
Korea Gas Corp.	155,720	11,757,146

		11,757,146

Security	Shares	Value
HOLDING COMPANIES - DIVERSIFIED – 0.83%
GS Holdings Corp.	144,590	$7,136,730
LG Corp.	289,280	20,516,531

		27,653,261

HOME BUILDERS – 0.99%
Hyundai Development Co.[b]	452,007	32,923,996

		32,923,996

HOUSEHOLD PRODUCTS & WARES – 0.44%
LG Household & Health Care Ltd.[b]	79,100	14,530,376

		14,530,376

INSURANCE – 2.06%
Dongbu Insurance Co. Ltd.	248,600	10,059,954
Hyundai Marine & Fire Insurance Co. Ltd.[b]	259,900	5,950,535
Korean Reinsurance Co.[b]	271,200	2,830,265
Samsung Fire & Marine Insurance Co. Ltd.[b]	248,600	49,637,932

		68,478,686

INTERNET – 2.13%
Daum Communications Corp.[a]	38,420	3,440,841
LG Dacom Corp.	230,330	3,924,477
NCsoft Corp.[a,b]	56,500	2,725,574
NHN Corp.[a]	266,680	60,631,681

		70,722,573

IRON & STEEL – 10.02%
Dongkuk Steel Mill Co. Ltd.[b]	259,911	11,901,574
Hyundai Steel Co.	350,300	27,716,618
POSCO	519,800	293,375,220

		332,993,412

LODGING – 0.51%
Kangwon Land Inc.[b]	768,402	17,020,139

		17,020,139

MACHINERY – 0.66%
Doosan Infracore Co. Ltd.[b]	531,100	16,938,869
STX Engine Co. Ltd.[a]	90,050	4,813,918

		21,752,787

MANUFACTURING – 0.76%
Cheil Industries Inc.	316,400	14,488,259
Doosan Corp.[a,b]	55,550	10,914,195

		25,402,454

56	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI SOUTH KOREA INDEX FUND

February 29, 2008

Security	Shares	Value
MINING – 0.05%
Poongsan Corp.[b]	79,108	$1,651,155

		1,651,155

MULTIPLE UTILITIES – 0.45%
KT Freetel Co. Ltd.[a]	565,000	14,861,296

		14,861,296

OIL & GAS – 3.51%
SK Corp.[b]	248,604	45,138,152
SK Energy Co. Ltd.	352,560	48,995,346
S-Oil Corp.[b]	316,400	22,608,424

		116,741,922

PHARMACEUTICALS – 0.27%
Hanmi Pharm Co. Ltd.[b]	23,733	4,208,024
Yuhan Corp.[b]	23,737	4,739,564

		8,947,588

RETAIL – 2.82%
Hyundai Department Store Co. Ltd.[b]	101,700	9,692,934
Lotte Shopping Co. Ltd.[b]	58,500	20,028,486
Shinsegae Co. Ltd.	101,700	63,897,556

		93,618,976

SEMICONDUCTORS – 14.86%
Hynix Semiconductor Inc.[a,b]	623,180	16,292,071
Samsung Electronics Co. Ltd.	768,400	458,233,321
Samsung Techwin Co. Ltd.[b]	372,900	19,438,214

		493,963,606

SHIPBUILDING – 6.73%
Daewoo Shipbuilding & Marine Engineering Co. Ltd.[a,b]	666,700	27,014,467
Hyundai Heavy Industries Co. Ltd.[b]	293,800	119,359,672
Hyundai Mipo Dockyard Co. Ltd.[b]	79,100	22,911,666
Samsung Heavy Industries Co. Ltd.[b]	1,209,100	41,138,113
STX Shipbuilding Co. Ltd.[a,b]	322,670	13,194,748

		223,618,666

TELECOMMUNICATIONS – 3.30%
KT Corp.	689,351	34,135,372
KT Corp. SP ADR[a]	565,000	13,723,850
LG Telecom Ltd.	945,920	8,108,893

Security	Shares	Value
SKTelecom Co. Ltd.	139,320	$28,559,821
SKTelecom Co. Ltd. ADR	1,118,736	25,059,686

		109,587,622

TRANSPORTATION – 1.19%
Hanjin Shipping Co. Ltd.[b]	372,900	14,434,711
Korea Line Corp.[b]	44,420	9,507,928
STX Pan Ocean Co. Ltd.	6,689,600	15,707,969

		39,650,608

TOTAL COMMON STOCKS (Cost: $2,444,843,210)		3,204,377,662

PREFERRED STOCKS – 2.27%

AUTO MANUFACTURERS – 0.24%
Hyundai Motor Co. Ltd.	271,200	7,884,309

		7,884,309

ELECTRICAL COMPONENTS & EQUIPMENT – 0.10%
LG Electronics Inc.	67,800	3,371,769

		3,371,769

SEMICONDUCTORS – 1.93%
Samsung Electronics Co. Ltd.[b]	146,900	64,060,007

		64,060,007

TOTAL PREFERRED STOCKS (Cost: $81,244,760)		75,316,085

SHORT-TERM INVESTMENTS – 22.70%

MONEY MARKET FUNDS – 22.70%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 3.59%[c,d]	681,563	681,563
BGI Cash Premier Fund LLC 3.63%[c,d,e]	753,813,993	753,813,993

		754,495,556

TOTAL SHORT-TERM INVESTMENTS (Cost: $754,495,556)		754,495,556

SCHEDULES OF INVESTMENTS	57

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI SOUTH KOREA INDEX FUND

February 29, 2008

Value
TOTAL INVESTMENTS IN SECURITIES – 121.39% (Cost: $3,280,583,526)	$4,034,189,303

Other Assets, Less Liabilities – (21.39)%	(710,736,115)

NET ASSETS – 100.00%	$3,323,453,188

ADR – American Depositary Receipts

SP ADR – Sponsored American Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	This security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

58	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MSCI TAIWAN INDEX FUND

February 29, 2008

Security	Shares	Value
COMMON STOCKS – 99.74%

AIRLINES – 0.38%
China Airlines	10,516,588	$5,800,027
EVA Airways Corp.[a]	9,560,396	5,380,912

		11,180,939

APPAREL – 0.43%
Pou Chen Corp.	14,340,272	12,663,413

		12,663,413

AUTO MANUFACTURERS – 0.39%
China Motor Co. Ltd.	4,780,287	3,649,192
Yulon Motor Co. Ltd.	5,736,838	8,016,542

		11,665,734

AUTO PARTS & EQUIPMENT – 0.30%
Cheng Shin Rubber Industry Co. Ltd.	4,780,291	9,030,212

		9,030,212

BANKS – 6.99%
Chang Hwa Commercial Bank Ltd.	29,636,446	18,933,198
Chinatrust Financial Holding Co. Ltd.[a]	56,404,566	51,542,261
E.Sun Financial Holding Co. Ltd.[a]	22,944,378	13,396,281
First Financial Holding Co. Ltd.	34,416,324	31,505,158
Hua Nan Financial Holdings Co. Ltd.	25,812,965	20,707,150
Mega Financial Holding Co. Ltd.	65,964,136	47,688,773
Taishin Financial Holdings Co. Ltd.[a]	36,328,439	17,274,076
Taiwan Cooperative Bank Ltd.	8,950,000	7,556,041

		208,602,938

BUILDING MATERIALS – 2.19%
Asia Cement Corp.	12,428,848	21,026,322
Taiwan Cement Corp.	21,032,197	37,417,785
Taiwan Glass Industrial Corp.	5,736,923	6,958,907

		65,403,014

CHEMICALS – 9.09%
Eternal Chemical Co. Ltd.	4,780,060	5,403,950
Formosa Chemicals & Fibre Co.	22,944,393	56,776,518

Security	Shares	Value
Formosa Plastics Corp.	32,504,111	$89,474,360
Nan Ya Plastic Corp.	40,152,447	96,371,068
Oriental Union Chemical Corp.	1,912,704	1,911,776
Taiwan Fertilizer Co. Ltd.	5,221,000	21,110,303

		271,047,975

COMMERCIAL SERVICES – 0.11%
Taiwan Secom Co. Ltd.	1,912,610	3,322,243

		3,322,243

COMPUTER SYSTEMS – 0.20%
Mosel Vitelic Inc.	7,648,750	5,925,524

		5,925,524

COMPUTERS – 10.42%
Acer Inc.	18,164,617	33,902,584
Advantech Co. Ltd.	1,912,588	4,503,846
CMC Magnetics Corp.[a]	21,988,400	7,254,785
Compal Electronics Inc.	22,944,944	21,004,105
Firich Enterprises Co. Ltd.	500,000	3,695,617
Foxconn Technology Co. Ltd.	3,264,824	21,754,933
High Tech Computer Corp.	3,824,760	81,406,828
Innolux Display Corp.	13,384,648	38,316,072
Inotera Memories Inc.	23,900,000	21,259,906
Inventec Co. Ltd.	11,472,098	6,753,750
Lite-On Technology Corp.	14,340,849	19,714,898
MiTAC International Corp.	8,604,952	7,543,076
Qisda Corp.[a]	9,560,011	9,261,599
Quanta Computer Inc.	14,340,716	19,204,452
Ritek Corp.[a]	9,560,389	2,359,559
Wistron Corp.	7,648,884	12,791,438

		310,727,448

DIVERSIFIED FINANCIAL SERVICES – 3.76%
Fubon Financial Holding Co. Ltd.	26,768,000	30,001,980
KGI Securities Co. Ltd.	18,890,000	11,456,817
Polaris Securities Co. Ltd.[a]	14,340,646	8,303,334
SinoPac Financial Holdings Co. Ltd.	47,800,193	21,105,374
Waterland Financial Holdings	5,736,000	2,217,215
Yuanta Financial Holding Co. Ltd.[a]	43,020,076	39,102,835

		112,187,555

SCHEDULES OF INVESTMENTS	59

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI TAIWAN INDEX FUND

February 29, 2008

Security	Shares	Value
ELECTRICAL COMPONENTS & EQUIPMENT – 2.06%
Delta Electronics Inc.	11,472,675	$33,139,572
Pacific Electric Wire & Cable Co. Ltd.[b]	986	–
Tatung Co. Ltd.[a]	29,636,120	17,830,562
Walsin Lihwa Corp.	21,032,069	10,340,852

		61,310,986

ELECTRONICS – 19.00%
Asia Optical Co. Inc.	956,672	2,661,290
ASUSTeK Computer Inc.	24,856,765	69,790,302
AU Optronics Corp.	49,712,097	97,607,125
Cheng Uei Precision Industry Co. Ltd.	1,912,500	4,355,167
Chi Mei Optoelectronics Corp.	33,460,504	45,349,996
Chunghwa Picture Tubes Ltd.[a]	48,756,105	16,638,425
Compeq Manufacturing Co. Ltd.	3,824,200	1,261,745
Gigabyte Technology Co. Ltd.	1,912,017	1,224,581
HannStar Display Corp.[a]	33,460,712	14,774,017
Hon Hai Precision Industry Co. Ltd.	40,152,860	244,177,185
Kinsus Interconnect Technology Corp.	1,912,600	5,147,285
Micro-Star International Co. Ltd.	2,868,989	2,338,623
Nan Ya Printed Circuit Board Corp.	956,739	4,827,795
Pan-International Industrial Corp.	2,251,000	4,157,597
Phoenix Precision Technology Corp.	4,780,698	3,340,226
Synnex Technology International Corp.	5,980,093	15,126,743
Tripod Technology Corp.	2,868,040	10,019,354
Unimicron Technology Corp.	6,692,480	10,391,041
Wintek Corp.	7,648,537	7,743,788
Ya Hsin Industrial Co. Ltd.[b]	6,845,461	22
Yageo Corp.	19,120,100	5,949,712

		566,882,019

ENERGY - ALTERNATE SOURCES – 0.22%
Motech Industries Inc.	956,366	6,620,163

		6,620,163

Security	Shares	Value
FOOD – 1.09%
Uni-President Enterprises Co.	21,988,675	$32,504,689

		32,504,689

FOREST PRODUCTS & PAPER – 0.07%
Yuen Foong Yu Paper Manufacturing Co. Ltd.	4,780,863	2,056,784

		2,056,784

HOME FURNISHINGS – 0.26%
Teco Electric and Machinery Co. Ltd.	13,384,092	7,792,776

		7,792,776

INSURANCE – 4.48%
Cathay Financial Holding Co. Ltd.	43,976,905	113,800,822
Shin Kong Financial Holding Co. Ltd.	26,768,772	19,958,602

		133,759,424

INVESTMENT COMPANIES – 0.99%
China Development Financial Holding Co.	70,744,192	29,519,653

		29,519,653

IRON & STEEL – 3.77%
China Steel Corp. Tung Ho Steel Enterprise Corp.	68,832,762 4,780,000	104,646,282 7,854,569

		112,500,851

MANUFACTURING – 0.36%
Largan Precision Co. Ltd.	956,540	10,581,811

		10,581,811

METAL FABRICATE & HARDWARE – 0.54%
Catcher Technology Co. Ltd.	3,824,119	14,410,799
Yieh Phui Enterprise Co. Ltd.	3,824,265	1,787,502

		16,198,301

OFFICE & BUSINESS EQUIPMENT – 0.05%
Kinpo Electronics Inc.	4,780,624	1,615,964

		1,615,964

OIL & GAS – 1.44%
Formosa Petrochemical Corp.	15,296,000	43,045,512

		43,045,512

60	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI TAIWAN INDEX FUND

February 29, 2008

Security	Shares	Value
REAL ESTATE – 0.17%
Cathay Real Estate Development Co. Ltd.	7,648,493	$5,195,483

		5,195,483

RETAIL – 0.74%
Far Eastern Department Stores Co. Ltd.	4,780,000	8,967,815
President Chain Store Corp.	3,824,640	13,175,616

		22,143,431

SEMICONDUCTORS – 22.77%
Advanced Semiconductor Engineering Inc.	29,636,716	27,992,628
Epistar Corp.	3,824,733	11,753,182
Everlight Electronics Co. Ltd.	1,916,000	7,282,226
Macronix International Co. Ltd.	22,944,097	10,501,665
MediaTek Inc.	6,692,535	77,067,523
Nanya Technology Corp.	20,076,690	11,754,426
Novatek Microelectronics Corp. Ltd.	2,868,718	10,346,500
Powerchip Semiconductor Corp.	58,316,901	23,768,169
Powertech Technology Inc.	2,868,650	9,882,297
ProMOS Technologies Inc.	43,976,000	11,593,220
Realtek Semiconductor Corp.	2,041,623	6,194,541
Richtek Technology Corp.	956,000	8,658,580
Siliconware Precision Industries Co. Ltd.	21,032,074	35,240,544
Sino-American Silicon Products Inc.	1,262,000	8,470,484
Taiwan Semiconductor Manufacturing Co. Ltd.	168,256,920	335,262,051
Transcend Information Inc.	1,916,000	5,435,329
United Microelectronics Corp.	95,600,834	56,745,118
Vanguard International Semiconductor Corp.	6,692,156	4,946,329
Via Technologies Inc.[a]	7,648,861	4,676,160
Wafer Works Corp.	961,000	4,180,964
Winbond Electronics Corp.	26,768,280	7,533,043

		679,284,979

Security	Shares	Value
TELECOMMUNICATIONS – 4.93%
Chunghwa Telecom Co. Ltd.	38,240,709	$95,864,627
Compal Communications Inc.	1,912,200	3,587,501
D-Link Corp.	3,475,768	5,565,276
Far EasTone Telecommunications Co. Ltd.	6,566,000	9,217,674
Inventec Appliances Corp.	1,912,800	3,774,246
Taiwan Cellular Corp.	13,442,677	22,784,935
Zinwell Corp.	960,000	3,002,814
Zyxel Communications Corp.	2,868,255	3,210,145

		147,007,218

TEXTILES – 1.38%
Far Eastern Textile Ltd.	21,032,270	35,240,873
Formosa Taffeta Co. Ltd.	5,736,515	5,789,399

		41,030,272

TRANSPORTATION – 1.16%
Evergreen Marine Corp. Ltd.	8,604,467	7,236,492
Taiwan Navigation Co. Ltd.	1,912,000	3,531,464
U-Ming Marine Transport Corp.	3,824,800	10,516,190
Wan Hai Lines Ltd.	8,604,794	7,515,104
Yang Ming Marine Transport Corp.	8,604,567	5,817,094

		34,616,344

TOTAL COMMON STOCKS (Cost: $2,224,854,762)		2,975,423,655

SHORT-TERM INVESTMENTS – 0.07%

MONEY MARKET FUNDS – 0.07%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 3.59%[c,d]	2,061,826	2,061,826

		2,061,826

TOTAL SHORT-TERM INVESTMENTS (Cost: $2,061,826)		2,061,826

SCHEDULES OF INVESTMENTS	61

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI TAIWAN INDEX FUND

February 29, 2008

Value

TOTAL INVESTMENTS IN SECURITIES – 99.81% (Cost: $2,226,916,588)	$2,977,485,481

Other Assets, Less Liabilities – 0.19%	5,669,828

NET ASSETS – 100.00%	$2,983,155,309

[a]	Non-income earning security.
[b]	Security valued at fair value in accordance with procedures approved by the Board of Directors. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

62	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited)

iSHARES®, INC.

February 29, 2008

	iShares MSCI
	Australia Index Fund	Brazil Index Fund	BRIC Index Fund	Canada Index Fund
ASSETS
Investments, at cost:
Unaffiliated issuers	$1,440,198,012	$4,102,217,863	$82,160,476	$1,725,787,209
Affiliated issuers (Note 2)	67,215,093	13,507,560	1,477,807	1,645,862

Total cost of investments	$1,507,413,105	$4,115,725,423	$83,638,283	$1,727,433,071

Investments in securities, at value
(including securities on loana) (Note 1):
Unaffiliated issuers	$1,462,666,917	$7,499,131,470	$80,289,714	$1,905,785,292
Affiliated issuers (Note 2)	67,215,093	13,507,560	1,477,807	1,645,862

Total value of investments	1,529,882,010	7,512,639,030	81,767,521	1,907,431,154
Foreign currencies, at value[b]	2,462,535	566,992	10,239	2,202,306
Receivables:
Investment securities sold	20,807,278	109,510,805	1,600,542	8,726,815
Due from custodian (Note 4)	–	–	1,440,927	10,253,880
Dividends and interest	13,576,929	42,875,153	70,336	2,088,429

Total Assets	1,566,728,752	7,665,591,980	84,889,565	1,930,702,584

LIABILITIES
Payables:
Investment securities purchased	19,299,737	140,426,073	3,014,725	19,204,687
Securities related to in-kind transactions (Note 4)	19,183	–	–	–
Collateral for securities on loan (Note 5)	67,181,173	–	1,406,050	–
Capital shares redeemed	980,860	–	–	139,783
Investment advisory fees (Note 2)	635,501	3,648,575	36,813	696,470

Total Liabilities	88,116,454	144,074,648	4,457,588	20,040,940

NET ASSETS	$1,478,612,298	$7,521,517,332	$80,431,977	$1,910,661,644

Net assets consist of:
Paid-in capital	$1,382,818,480	$4,018,613,534	$82,443,279	$1,599,008,871
Undistributed (distributions in excess of) net investment income	(31,182,276)	22,154,375	12,234	312,212
Undistributed net realized gain (accumulated net realized loss)	104,175,698	82,140,749	(154,034)	131,274,895
Net unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	22,800,396	3,398,608,674	(1,869,502)	180,065,666

NET ASSETS	$1,478,612,298	$7,521,517,332	$80,431,977	$1,910,661,644

Shares outstanding[c]	54,200,000	89,950,000	1,500,000	59,500,000

Net asset value per share	$27.28	$83.62	$53.62	$32.11

[a]	Securities on loan with market values of $61,472,816, $–, $1,300,855 and $–, respectively. See Note 5.
[b]	Cost of foreign currencies: $2,433,112, $573,343, $9,985 and $2,156,402, respectively.
[c]	$0.001 par value, number of shares authorized: 127.8 million, 500 million, 500 million and 340.2 million, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	63

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES®, INC.

February 29, 2008

	iShares MSCI
	Chile Index Fund	Hong Kong Index Fund	Japan Small Cap Index Fund	Malaysia Index Fund
ASSETS
Investments, at cost:
Unaffiliated issuers	$43,720,206	$2,330,762,814	$9,376,751	$1,086,990,298
Affiliated issuers (Note 2)	48,379	323,549,243	59,957	1,195,243

Total cost of investments	$43,768,585	$2,654,312,057	$9,436,708	$1,088,185,541

Investments in securities, at value
(including securities on loana) (Note 1):
Unaffiliated issuers	$43,904,936	$2,432,821,591	$9,570,693	$1,473,881,759
Affiliated issuers (Note 2)	48,379	323,549,243	59,957	1,195,243

Total value of investments	43,953,315	2,756,370,834	9,630,650	1,475,077,002
Foreign currencies, at value[b]	20,868	1,552,762	4,567	347,125
Cash	2,022	–	–	–
Receivables:
Investment securities sold	–	–	–	13,630,515
Due from custodian (Note 4)	–	59,018	–	–
Dividends and interest	103	674,273	11,806	2,900,691

Total Assets	43,976,308	2,758,656,887	9,647,023	1,491,955,333

LIABILITIES
Payables:
Investment securities purchased	–	59,018	–	13,849,243
Collateral for securities on loan (Note 5)	–	320,970,555	52,980	–
Investment advisory fees (Note 2)	17,933	982,746	2,429	573,593

Total Liabilities	17,933	322,012,319	55,409	14,422,836

NET ASSETS	$43,958,375	$2,436,644,568	$9,591,614	$1,477,532,497

Net assets consist of:
Paid-in capital	$43,717,051	$2,216,029,452	$9,393,260	$1,137,171,378
Undistributed (distributions in excess of) net investment income	50,605	(4,291,369)	3,913	(1,421,107)
Undistributed net realized gain (accumulated net realized loss)	5,624	122,843,005	(161)	(45,124,716)
Net unrealized appreciation on investments and translation of assets and liabilities in foreign currencies	185,095	102,063,480	194,602	386,906,942

NET ASSETS	$43,958,375	$2,436,644,568	$9,591,614	$1,477,532,497

Shares outstanding[c]	900,000	127,350,000	200,000	115,950,000

Net asset value per share	$48.84	$19.13	$47.96	$12.74

[a]	Securities on loan with market values of $–, $303,742,452, $50,053 and $–, respectively. See Note 5.
[b]	Cost of foreign currencies: $20,503, $1,548,355, $4,460 and $343,895, respectively.
[c]	$0.001 par value, number of shares authorized: 200 million, 191.4 million, 500 million and 127.8 million, respectively.

See notes to financial statements.

64	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES®, INC.

February 29, 2008

	iShares MSCI
	Mexico Index Fund	Pacific ex-Japan Index Fund	Singapore Index Fund	South Africa Index Fund
ASSETS
Investments, at cost:
Unaffiliated issuers	$1,539,659,003	$2,647,504,889	$1,644,110,930	$624,232,708
Affiliated issuers (Note 2)	74,141,753	235,219,528	122,088,527	4,230,212

Total cost of investments	$1,613,800,756	$2,882,724,417	$1,766,199,457	$628,462,920

Investments in securities, at value (including securities on loana) (Note 1):
Unaffiliated issuers	$1,448,147,070	$3,643,751,034	$1,703,711,775	$574,695,080
Affiliated issuers (Note 2)	74,141,753	235,219,528	122,088,527	4,230,212

Total value of investments	1,522,288,823	3,878,970,562	1,825,800,302	578,925,292
Foreign currencies, at value[b]	1,639,964	6,531,468	1,775,887	926,001
Receivables:
Investment securities sold	10,585,817	35,719,193	23,344,570	1,952,845
Dividends and interest	81,810	21,734,436	1,151,942	6,949,777
Capital shares sold	95,381	–	–	–

Total Assets	1,534,691,795	3,942,955,659	1,852,072,701	588,753,915

LIABILITIES
Payables:
Investment securities purchased	10,619,056	35,518,640	22,940,187	2,267,648
Collateral for securities on loan (Note 5)	73,787,971	234,931,155	122,021,330	4,228,669
Capital shares redeemed	18,862	–	1,079,151	–
Investment advisory fees (Note 2)	560,396	1,436,231	735,856	280,871

Total Liabilities	84,986,285	271,886,026	146,776,524	6,777,188

NET ASSETS	$1,449,705,510	$3,671,069,633	$1,705,296,177	$581,976,727

Net assets consist of:
Paid-in capital	$1,489,116,859	$2,756,663,826	$1,611,304,172	$603,412,662
Undistributed (distributions in excess of) net investment income	(305,444)	(87,474,756)	(15,168,551)	7,148,476
Undistributed net realized gain	52,398,881	4,958,609	49,514,989	21,077,892
Net unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	(91,504,786)	996,921,954	59,645,567	(49,662,303)

NET ASSETS	$1,449,705,510	$3,671,069,633	$1,705,296,177	$581,976,727

Shares outstanding[c]	26,000,000	25,800,000	135,900,000	4,800,000

Net asset value per share	$55.76	$142.29	$12.55	$121.25

[a]	Securities on loan with market values of $69,924,359, $216,879,963, $114,549,630 and $3,873,495, respectively. See Note 5.
[b]	Cost of foreign currencies: $1,632,817, $6,311,237, $1,754,666 and $975,353, respectively.
[c]	$0.001 par value, number of shares authorized: 255 million, 500 million, 191.4 million and 200 million, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	65

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES®, INC.

February 29, 2008

	iShares MSCI
	South Korea Index Fund	Taiwan Index Fund

ASSETS
Investments, at cost:
Unaffiliated issuers	$2,526,087,970	$2,224,854,762
Affiliated issuers (Note 2)	754,495,556	2,061,826

Total cost of investments	$3,280,583,526	$2,226,916,588

Investments in securities, at value (including securities on loana) (Note 1):
Unaffiliated issuers	$3,279,693,747	$2,975,423,655
Affiliated issuers (Note 2)	754,495,556	2,061,826

Total value of investments	4,034,189,303	2,977,485,481
Foreign currencies, at value[b]	1,227,612	6,606,485
Cash	–	146,530
Receivables:
Investment securities sold	21,644,528	12,567,342
Dividends and interest	42,008,633	4,191
Capital shares sold	–	28,081,353

Total Assets	4,099,070,076	3,024,891,382

LIABILITIES
Payables:
Investment securities purchased	20,152,713	40,460,081
Collateral for securities on loan (Note 5)	753,813,993	–
Investment advisory fees (Note 2)	1,650,182	1,275,992

Total Liabilities	775,616,888	41,736,073

NET ASSETS	$3,323,453,188	$2,983,155,309

Net assets consist of:
Paid-in capital	$2,674,737,674	$2,497,771,427
Undistributed (distributions in excess of) net investment income	33,154,480	(1,287,075)
Accumulated net realized loss	(138,114,546)	(263,964,640)
Net unrealized appreciation on investments and translation of assets and liabilities in foreign currencies	753,675,580	750,635,597

NET ASSETS	$3,323,453,188	$2,983,155,309

Shares outstanding[c]	56,500,000	191,200,000

Net asset value per share	$58.82	$15.60

[a]	Securities on loan with market values of $705,350,091 and $–, respectively. See Note 5.
[b]	Cost of foreign currencies: $1,217,113 and $6,619,331, respectively.
[c]	$0.001 par value, number of shares authorized: 200 million and 200 million, respectively.

See notes to financial statements.

66	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited)

iSHARES®, INC.

Six months ended February 29, 2008

	iShares MSCI
	Australia Index Fund	Brazil Index Fund	BRIC Index Fund[a]	Canada Index Fund

NET INVESTMENT INCOME
Dividends from unaffiliated issuers[b]	$33,317,498	$69,892,088	$81,397	$17,377,764
Interest from affiliated issuers (Note 2)	113,787	383,815	441	39,165
Securities lending income from affiliated issuers (Note 2)	290,242	1,904	2,523	–

Total investment income	33,721,527	70,277,807	84,361	17,416,929

EXPENSES
Investment advisory fees (Note 2)	4,656,773	21,458,642	72,127	4,671,979
Foreign taxes (Note 1)	–	87,883	–	–

Total expenses	4,656,773	21,546,525	72,127	4,671,979

Net investment income	29,064,754	48,731,282	12,234	12,744,950

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	(24,350,778)	131,352,182	(154,521)	(15,673,487)
In-kind redemptions	142,876,357	–	–	165,257,503
Foreign currency transactions	913,161	889,926	487	117,135

Net realized gain (loss)	119,438,740	132,242,108	(154,034)	149,701,151

Net change in unrealized appreciation (depreciation) on:
Investments	(146,642,532)	1,654,836,155	(1,870,762)	(77,011,420)
Translation of assets and liabilities in foreign currencies	416,987	1,316,426	1,260	62,133

Net change in unrealized appreciation (depreciation)	(146,225,545)	1,656,152,581	(1,869,502)	(76,949,287)

Net realized and unrealized gain (loss)	(26,786,805)	1,788,394,689	(2,023,536)	72,751,864

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,277,949	$1,837,125,971	$(2,011,302)	$85,496,814

[a]	For the period from November 12, 2007 (commencement of operations) to February 29, 2008.
[b]	Net of foreign withholding tax of $777,890, $10,204,959, $9,067 and $3,066,308, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	67

Statements of Operations (Unaudited) (Continued)

iSHARES®, INC.

Six months ended February 29, 2008

	iShares MSCI
	Chile Index Fund[a]	Hong Kong Index Fund	Japan Small Cap Index Fund[b]	Malaysia Index Fund

NET INVESTMENT INCOME
Dividends from unaffiliated issuers[c]	$110,591	$19,767,866	$11,215	$17,610,718
Interest from affiliated issuers (Note 2)	350	84,960	19	48,352
Securities lending income from affiliated issuers (Note 2)	–	934,347	75	–

Total investment income	110,941	20,787,173	11,309	17,659,070

EXPENSES
Investment advisory fees (Note 2)	43,160	6,018,943	5,236	2,676,342

Total expenses	43,160	6,018,943	5,236	2,676,342

Net investment income	67,781	14,768,230	6,073	14,982,728

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	4,068	(20,845,909)	(170)	(3,217,483)
In-kind redemptions	–	168,379,740	–	–
Foreign currency transactions	1,556	3,332	9	574,595

Net realized gain (loss)	5,624	147,537,163	(161)	(2,642,888)

Net change in unrealized appreciation (depreciation) on:
Investments	184,730	(131,160,510)	193,942	129,976,401
Translation of assets and liabilities in foreign currencies	365	2,052	660	30,623

Net change in unrealized appreciation (depreciation)	185,095	(131,158,458)	194,602	130,007,024

Net realized and unrealized gain	190,719	16,378,705	194,441	127,364,136

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$258,500	$31,146,935	$200,514	$142,346,864

[a]	For the period from November 12, 2007 (commencement of operations) to February 29, 2008.
[b]	For the period from December 20, 2007 (commencement of operations) to February 29, 2008.
[c]	Net of foreign withholding tax of $40,458, $–, $844 and $–, respectively.

See notes to financial statements.

68	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited) (Continued)

iSHARES®, INC.

Six months ended February 29, 2008

	iShares MSCI
	Mexico Index Fund	Pacific ex-Japan Index Fund	Singapore Index Fund	South Africa Index Fund

NET INVESTMENT INCOME
Dividends from unaffiliated issuers[a]	$16,520,691	$65,829,139	$22,604,814	$16,149,079
Interest from affiliated issuers (Note 2)	39,168	283,692	111,640	13,762
Securities lending income from affiliated issuers (Note 2)	527,762	781,001	476,310	29,707

Total investment income	17,087,621	66,893,832	23,192,764	16,192,548

EXPENSES
Investment advisory fees (Note 2)	3,429,516	10,048,020	4,983,831	2,092,143

Total expenses	3,429,516	10,048,020	4,983,831	2,092,143

Net investment income	13,658,105	56,845,812	18,208,933	14,100,405

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	(21,877,749)	(42,347,864)	(19,311,629)	(10,580,143)
In-kind redemptions	84,987,312	62,926,031	88,233,497	38,069,734
Foreign currency transactions	(48,419)	1,776,992	523,127	38,175

Net realized gain	63,061,144	22,355,159	69,444,995	27,527,766

Net change in unrealized appreciation (depreciation) on:
Investments	(118,147,593)	(14,927,815)	(166,699,198)	(82,567,070)
Translation of assets and liabilities in foreign currencies	3,241	827,871	100,563	(130,834)

Net change in unrealized appreciation (depreciation)	(118,144,352)	(14,099,944)	(166,598,635)	(82,697,904)

Net realized and unrealized gain (loss)	(55,083,208)	8,255,215	(97,153,640)	(55,170,138)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(41,425,103)	$65,101,027	$(78,944,707)	$(41,069,733)

[a]	Net of foreign withholding tax of $–, $1,178,285, $– and $–, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	69

Statements of Operations (Unaudited) (Continued)

iSHARES®, INC.

Six months ended February 29, 2008

	iShares MSCI
	South Korea Index Fund	Taiwan Index Fund

NET INVESTMENT INCOME
Dividends from unaffiliated issuers[a]	$42,512,526	$17,234,952
Interest from affiliated issuers (Note 2)	136,092	114,166
Securities lending income from affiliated issuers (Note 2)	4,109,161	–

Total investment income	46,757,779	17,349,118

EXPENSES
Investment advisory fees (Note 2)	10,404,525	8,766,458
Foreign taxes (Note 1)	–	127,410

Total expenses	10,404,525	8,893,868

Net investment income	36,353,254	8,455,250

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	(48,659,435)	(70,325,500)
Foreign currency transactions	27,651	358,992

Net realized loss	(48,631,784)	(69,966,508)

Net change in unrealized appreciation (depreciation) on:
Investments	(355,977,827)	59,507,658
Translation of assets and liabilities in foreign currencies	69,946	113,067

Net change in unrealized appreciation (depreciation)	(355,907,881)	59,620,725

Net realized and unrealized loss	(404,539,665)	(10,345,783)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(368,186,411)	$(1,890,533)

[a]	Net of foreign withholding tax of $7,762,568 and $182,679, respectively.

See notes to financial statements.

70	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

iSHARES®, INC.

	iShares MSCI Australia Index Fund		iShares MSCI Brazil Index Fund
	Six months ended February 29, 2008 (Unaudited)	Year ended August 31, 2007	Six months ended February 29, 2008 (Unaudited)	Year ended August 31, 2007
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$29,064,754	$36,454,764	$48,731,282	$68,668,117
Net realized gain	119,438,740	123,854,383	132,242,108	58,944,814
Net change in unrealized appreciation (depreciation)	(146,225,545)	84,082,950	1,656,152,581	1,249,240,919

Net increase in net assets resulting from operations	2,277,949	244,392,097	1,837,125,971	1,376,853,850

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(81,749,137)	(35,850,508)	(71,967,467)	(59,308,876)
From net realized gain	–	–	(39,856,665)	–

Total distributions to shareholders	(81,749,137)	(35,850,508)	(111,824,132)	(59,308,876)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	580,888,568	964,074,872	1,981,555,687	1,012,054,259
Cost of shares redeemed	(486,917,558)	(394,910,991)	(619,673,832)	(363,560,519)

Net increase in net assets from capital share transactions	93,971,010	569,163,881	1,361,881,855	648,493,740

INCREASE IN NET ASSETS	14,499,822	777,705,470	3,087,183,694	1,966,038,714

NET ASSETS
Beginning of period	1,464,112,476	686,407,006	4,434,333,638	2,468,294,924

End of period	$1,478,612,298	$1,464,112,476	$7,521,517,332	$4,434,333,638

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(31,182,276)	$21,502,107	$22,154,375	$45,390,560

SHARES ISSUED AND REDEEMED
Shares sold	18,400,000	37,000,000	26,100,000	16,700,000
Shares redeemed	(17,200,000)	(15,800,000)	(8,150,000)	(7,850,000)

Net increase in shares outstanding	1,200,000	21,200,000	17,950,000	8,850,000

See notes to financial statements.

FINANCIAL STATEMENTS	71

Statements of Changes in Net Assets (Continued)

iSHARES®, INC.

	iShares MSCI BRIC Index Fund	iShares MSCI Canada Index Fund
	Period from November 12, 2007[a] to February 29, 2008 (Unaudited)	Six months ended February 29, 2008 (Unaudited)	Year ended August 31, 2007
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$12,234	$12,744,950	$15,264,817
Net realized gain (loss)	(154,034)	149,701,151	110,183,308
Net change in unrealized appreciation (depreciation)	(1,869,502)	(76,949,287)	94,919,801

Net increase (decrease) in net assets resulting from operations	(2,011,302)	85,496,814	220,367,926

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	–	(22,859,835)	(12,092,201)

Total distributions to shareholders	–	(22,859,835)	(12,092,201)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	82,443,279	1,036,241,730	285,559,364
Cost of shares redeemed	–	(511,339,208)	(271,873,681)

Net increase in net assets from capital share transactions	82,443,279	524,902,522	13,685,683

INCREASE IN NET ASSETS	80,431,977	587,539,501	221,961,408

NET ASSETS
Beginning of period	–	1,323,122,143	1,101,160,735

End of period	$80,431,977	$1,910,661,644	$1,323,122,143

Undistributed net investment income included in net assets at end of period	$12,234	$312,212	$10,427,097

SHARES ISSUED AND REDEEMED
Shares sold	1,500,000	31,700,000	9,900,000
Shares redeemed	–	(16,500,000)	(10,200,000)

Net increase (decrease) in shares outstanding	1,500,000	15,200,000	(300,000)

[a]	Commencement of operations.

See notes to financial statements.

72	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES®, INC.

	iShares MSCI Chile Index Fund	iShares MSCI Hong Kong Index Fund
	Period from November 12, 2007[a] to February 29, 2008 (Unaudited)	Six months ended February 29, 2008 (Unaudited)	Year ended August 31, 2007
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$67,781	$14,768,230	$35,062,644
Net realized gain	5,624	147,537,163	150,676,987
Net change in unrealized appreciation (depreciation)	185,095	(131,158,458)	128,693,618

Net increase in net assets resulting from operations	258,500	31,146,935	314,433,249

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(17,176)	(44,264,451)	(25,623,625)

Total distributions to shareholders	(17,176)	(44,264,451)	(25,623,625)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	43,717,051	1,449,525,477	828,936,976
Cost of shares redeemed	–	(445,072,285)	(555,149,687)

Net increase in net assets from capital share transactions	43,717,051	1,004,453,192	273,787,289

INCREASE IN NET ASSETS	43,958,375	991,335,676	562,596,913

NET ASSETS
Beginning of period	–	1,445,308,892	882,711,979

End of period	$43,958,375	$2,436,644,568	$1,445,308,892

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$50,605	$(4,291,369)	$25,204,852

SHARES ISSUED AND REDEEMED
Shares sold	900,000	69,225,000	51,075,000
Shares redeemed	–	(20,850,000)	(34,275,000)

Net increase in shares outstanding	900,000	48,375,000	16,800,000

[a]	Commencement of operations.

See notes to financial statements.

FINANCIAL STATEMENTS	73

Statements of Changes in Net Assets (Continued)

iSHARES®, INC.

	iShares MSCI Japan Small Cap Index Fund	iShares MSCI Malaysia Index Fund
	Period from December 20, 2007[a] to February 29, 2008 (Unaudited)	Six months ended February 29, 2008 (Unaudited)	Year ended August 31, 2007
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$6,073	$14,982,728	$24,085,999
Net realized gain (loss)	(161)	(2,642,888)	7,677,288
Net change in unrealized appreciation (depreciation)	194,602	130,007,024	151,595,295

Net increase in net assets resulting from operations	200,514	142,346,864	183,358,582

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(2,160)	(34,921,988)	(11,518,123)

Total distributions to shareholders	(2,160)	(34,921,988)	(11,518,123)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	9,393,260	628,668,100	709,128,181
Cost of shares redeemed	–	–	(513,863,061)

Net increase in net assets from capital share transactions	9,393,260	628,668,100	195,265,120

INCREASE IN NET ASSETS	9,591,614	736,092,976	367,105,579

NET ASSETS
Beginning of period	–	741,439,521	374,333,942

End of period	$9,591,614	$1,477,532,497	$741,439,521

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$3,913	$(1,421,107)	$18,518,153

SHARES ISSUED AND REDEEMED
Shares sold	200,000	48,375,000	68,475,000
Shares redeemed	–	–	(49,200,000)

Net increase in shares outstanding	200,000	48,375,000	19,275,000

[a]	Commencement of operations.

See notes to financial statements.

74	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES®, INC.

	iShares MSCI Mexico Index Fund		iShares MSCI Pacific ex-Japan Index Fund
	Six months ended February 29, 2008 (Unaudited)	Year ended August 31, 2007	Six months ended February 29, 2008 (Unaudited)	Year ended August 31, 2007
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$13,658,105	$14,148,585	$56,845,812	$98,036,757
Net realized gain	63,061,144	288,704,084	22,355,159	107,970,955
Net change in unrealized appreciation (depreciation)	(118,144,352)	6,648,571	(14,099,944)	559,682,124

Net increase (decrease) in net assets resulting from operations	(41,425,103)	309,501,240	65,101,027	765,689,836

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(22,275,936)	(11,694,155)	(187,759,754)	(101,866,512)
From net realized gain	–	–	(4,628,288)	–

Total distributions to shareholders	(22,275,936)	(11,694,155)	(192,388,042)	(101,866,512)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	1,068,528,145	1,841,107,484	408,345,004	979,796,715
Cost of shares redeemed	(937,931,246)	(1,520,212,071)	(146,283,659)	(202,255,658)

Net increase in net assets from capital share transactions	130,596,899	320,895,413	262,061,345	777,541,057

INCREASE IN NET ASSETS	66,895,860	618,702,498	134,774,330	1,441,364,381

NET ASSETS
Beginning of period	1,382,809,650	764,107,152	3,536,295,303	2,094,930,922

End of period	$1,449,705,510	$1,382,809,650	$3,671,069,633	$3,536,295,303

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(305,444)	$8,312,387	$(87,474,756)	$43,439,186

SHARES ISSUED AND REDEEMED
Shares sold	18,800,000	34,500,000	2,400,000	7,300,000
Shares redeemed	(16,500,000)	(29,300,000)	(1,000,000)	(1,600,000)

Net increase in shares outstanding	2,300,000	5,200,000	1,400,000	5,700,000

See notes to financial statements.

FINANCIAL STATEMENTS	75

Statements of Changes in Net Assets (Continued)

iSHARES®, INC.

	iShares MSCI Singapore Index Fund		iShares MSCI South Africa Index Fund
	Six months ended February 29, 2008 (Unaudited)	Year ended August 31, 2007	Six months ended February 29, 2008 (Unaudited)	Year ended August 31, 2007
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$18,208,933	$52,154,899	$14,100,405	$9,702,180
Net realized gain	69,444,995	205,458,060	27,527,766	9,358,147
Net change in unrealized appreciation (depreciation)	(166,598,635)	154,022,242	(82,697,904)	76,042,874

Net increase (decrease) in net assets resulting from operations	(78,944,707)	411,635,201	(41,069,733)	95,103,201

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(77,127,096)	(29,331,787)	(13,744,433)	(9,144,852)

Total distributions to shareholders	(77,127,096)	(29,331,787)	(13,744,433)	(9,144,852)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	502,868,505	1,229,979,919	380,469,704	151,649,200
Cost of shares redeemed	(310,710,709)	(517,692,912)	(210,619,067)	(68,565,161)

Net increase in net assets from capital share transactions	192,157,796	712,287,007	169,850,637	83,084,039

INCREASE IN NET ASSETS	36,085,993	1,094,590,421	115,036,471	169,042,388

NET ASSETS
Beginning of period	1,669,210,184	574,619,763	466,940,256	297,897,868

End of period	$1,705,296,177	$1,669,210,184	$581,976,727	$466,940,256

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(15,168,551)	$43,749,612	$7,148,476	$6,792,504

SHARES ISSUED AND REDEEMED
Shares sold	34,800,000	105,300,000	2,700,000	1,300,000
Shares redeemed	(24,600,000)	(42,700,000)	(1,650,000)	(600,000)

Net increase in shares outstanding	10,200,000	62,600,000	1,050,000	700,000

See notes to financial statements.

76	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES®, INC.

	iShares MSCI South Korea Index Fund		iShares MSCI Taiwan Index Fund
	Six months ended February 29, 2008 (Unaudited)	Year ended August 31, 2007	Six months ended February 29, 2008 (Unaudited)	Year ended August 31, 2007
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$36,353,254	$17,668,348	$8,455,250	$58,686,661
Net realized loss	(48,631,784)	(2,170,342)	(69,966,508)	(36,061,860)
Net change in unrealized appreciation (depreciation)	(355,907,881)	592,662,779	59,620,725	510,559,095

Net increase (decrease) in net assets resulting from operations	(368,186,411)	608,160,785	(1,890,533)	533,183,896

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(20,758,106)	(10,954,387)	(68,184,922)	(44,460,389)

Total distributions to shareholders	(20,758,106)	(10,954,387)	(68,184,922)	(44,460,389)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	1,349,178,525	471,567,107	589,795,286	890,014,349
Cost of shares redeemed	(66,233,609)	(260,654,404)	(306,328,876)	(502,724,067)

Net increase in net assets from capital share transactions	1,282,944,916	210,912,703	283,466,410	387,290,282

INCREASE IN NET ASSETS	894,000,399	808,119,101	213,390,955	876,013,789

NET ASSETS
Beginning of period	2,429,452,789	1,621,333,688	2,769,764,354	1,893,750,565

End of period	$3,323,453,188	$2,429,452,789	$2,983,155,309	$2,769,764,354

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$33,154,480	$17,559,332	$(1,287,075)	$58,442,597

SHARES ISSUED AND REDEEMED
Shares sold	19,400,000	8,200,000	38,400,000	58,100,000
Shares redeemed	(1,100,000)	(5,250,000)	(20,400,000)	(35,550,000)

Net increase in shares outstanding	18,300,000	2,950,000	18,000,000	22,550,000

See notes to financial statements.

FINANCIAL STATEMENTS	77

Financial Highlights

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Australia Index Fund
	Six months ended Feb. 29, 2008 (Unaudited)	Year ended Aug. 31, 2007	Year ended Aug. 31, 2006	Year ended Aug. 31, 2005	Year ended Aug. 31, 2004	Year ended Aug. 31, 2003

Net asset value, beginning of period	$27.62	$21.59	$18.28	$13.56	$11.22	$9.36

Income from investment operations:
Net investment income[a]	0.47	0.89	0.75	0.70	0.45	0.32
Net realized and unrealized gain[b]	0.47	6.24	3.23	4.60	2.32	1.81

Total from investment operations	0.94	7.13	3.98	5.30	2.77	2.13

Less distributions from:
Net investment income	(1.28)	(1.10)	(0.67)	(0.58)	(0.43)	(0.27)

Total distributions	(1.28)	(1.10)	(0.67)	(0.58)	(0.43)	(0.27)

Net asset value, end of period	$27.28	$27.62	$21.59	$18.28	$13.56	$11.22

Total return	3.36%[c]	33.97%	22.35%	39.58%	24.95%	23.33%

Ratios/Supplemental data:
Net assets, end of period (000s)	$1,478,612	$1,464,112	$686,407	$369,355	$178,998	$87,541
Ratio of expenses to average net assets[d]	0.51%	0.51%	0.54%	0.57%	0.79%	0.84%
Ratio of net investment income to average net assets[d]	3.18%	3.46%	3.75%	4.13%	3.37%	3.21%
Portfolio turnover rate[e]	5%	10%	7%	17%	9%	8%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

78	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Brazil Index Fund
	Six months ended Feb. 29, 2008 (Unaudited)	Year ended Aug. 31, 2007	Year ended Aug. 31, 2006	Year ended Aug. 31, 2005	Year ended Aug. 31, 2004	Year ended Aug. 31, 2003

Net asset value, beginning of period	$61.59	$39.09	$28.18	$16.96	$12.19	$8.30

Income from investment operations:
Net investment income[a]	0.55	1.09	1.00	0.89	0.55	0.32
Net realized and unrealized gain[b]	22.68	22.35	10.49	10.79	4.49	3.68

Total from investment operations	23.23	23.44	11.49	11.68	5.04	4.00

Less distributions from:
Net investment income	(0.77)	(0.94)	(0.58)	(0.46)	(0.27)	(0.11)
Net realized gain	(0.43)	–	–	–	–	–

Total distributions	(1.20)	(0.94)	(0.58)	(0.46)	(0.27)	(0.11)

Net asset value, end of period	$83.62	$61.59	$39.09	$28.18	$16.96	$12.19

Total return	37.80%[c]	60.82%	41.13%	69.72%	41.42%	48.85%

Ratios/Supplemental data:
Net assets, end of period (000s)	$7,521,517	$4,434,334	$2,468,295	$552,285	$209,504	$103,035
Ratio of expenses to average net assets[d]	0.64%	0.69%	0.70%	0.74%	0.96%	0.99%
Ratio of expenses to average net assets exclusive of foreign taxes[d]	0.63%	0.68%	n/a	n/a	n/a	n/a
Ratio of net investment income to average net assets[d]	1.44%	2.17%	2.65%	3.94%	3.59%	3.59%
Portfolio turnover rate[e]	20%	22%	15%	48%	106%	85%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]

Portfolio turnover rates include portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units solely for cash in U.S. dollars. Excluding such transactions, the portfolio turnover rate for the six months ended February 29, 2008 and the years ended August 31, 2007, August 31, 2006 and August 31, 2005 would have been 11%, 6%, 13% and 9%, respectively. See Note 4.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	79

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout the period)

iShares MSCI BRIC Index Fund
Period from Nov. 12, 2007[a] to Feb. 29, 2008 (Unaudited)

Net asset value, beginning of period	$ 56.50

Income from investment operations:
Net investment income[b]	0.02
Net realized and unrealized loss[c]	(2.90)

Total from investment operations	(2.88)

Net asset value, end of period	$ 53.62

Total return	(5.10)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$ 80,432
Ratio of expenses to average net assets[e]	0.72%
Ratio of net investment income to average net assets[e]	0.12%
Portfolio turnover rate[f]	5%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout the period.
[c]	The amount reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]

Portfolio turnover rate includes portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units partially for cash in U.S. dollars. Excluding such transactions, the portfolio turnover rate for the period ended February 29, 2008 remained the same. See Note 4.

See notes to financial statements.

80	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Canada Index Fund
	Six months ended Feb. 29, 2008 (Unaudited)	Year ended Aug. 31, 2007	Year ended Aug. 31, 2006	Year ended Aug. 31, 2005	Year ended Aug. 31, 2004	Year ended Aug. 31, 2003

Net asset value, beginning of period	$29.87	$24.69	$20.30	$14.33	$12.25	$9.49

Income from investment operations:
Net investment income[a]	0.22	0.35	0.25	0.17	0.11	0.10
Net realized and unrealized gain[b]	2.41	5.11	4.29	6.00	2.17	2.69

Total from investment operations	2.63	5.46	4.54	6.17	2.28	2.79

Less distributions from:
Net investment income	(0.39)	(0.28)	(0.15)	(0.20)	(0.20)	(0.03)

Total distributions	(0.39)	(0.28)	(0.15)	(0.20)	(0.20)	(0.03)

Net asset value, end of period	$32.11	$29.87	$24.69	$20.30	$14.33	$12.25

Total return	8.81%[c]	22.33%	22.46%	43.35%	18.70%	29.47%

Ratios/Supplemental data:
Net assets, end of period (000s)	$1,910,662	$1,323,122	$1,101,161	$420,301	$325,298	$503,407
Ratio of expenses to average net assets[d]	0.51%	0.52%	0.54%	0.57%	0.70%[e]	0.84%
Ratio of expenses to average net assets exclusive of foreign taxes[d]	n/a	0.52%	n/a	n/a	n/a	n/a
Ratio of net investment income to average net assets[d]	1.39%	1.32%	1.09%	1.00%	0.81%	0.98%
Portfolio turnover rate[f]	7%	8%	20%	9%	10%	10%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Ratio of expenses to average net assets prior to voluntary reimbursed distribution fees for the year ended August 31, 2004 was 0.80%.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	81

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout the period)

iShares MSCI Chile Index Fund
Period from Nov. 12, 2007[a] to Feb. 29, 2008 (Unaudited)

Net asset value, beginning of period	$48.84

Income from investment operations:
Net investment income[b]	0.14
Net realized and unrealized loss[c]	(0.09)

Total from investment operations	0.05

Less distributions from:
Net investment income	(0.05)

Total distributions	(0.05)

Net asset value, end of period	$48.84

Total return	0.10%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$43,958
Ratio of expenses to average net assets[e]	0.63%
Ratio of net investment income to average net assets[e]	0.99%
Portfolio turnover rate[f]	1%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout the period.
[c]	The amount reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rate includes portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units solely for cash in
U.S.	dollars. Excluding such transactions, the portfolio turnover rate for the period ended February 29, 2008 remained the same. See Note 4.

See notes to financial statements.

82	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Hong Kong Index Fund
	Six months ended Feb. 29, 2008 (Unaudited)	Year ended Aug. 31, 2007	Year ended Aug. 31, 2006	Year ended Aug. 31, 2005	Year ended Aug. 31, 2004	Year ended Aug. 31, 2003

Net asset value, beginning of period	$18.30	$14.20	$13.01	$10.91	$9.03	$7.99

Income from investment operations:
Net investment income[a]	0.13	0.47	0.38	0.33	0.28	0.23
Net realized and unrealized gain[b]	1.08	3.94	1.17	2.04	1.75	0.95

Total from investment operations	1.21	4.41	1.55	2.37	2.03	1.18

Less distributions from:
Net investment income	(0.38)	(0.31)	(0.36)	(0.27)	(0.15)	(0.14)

Total distributions	(0.38)	(0.31)	(0.36)	(0.27)	(0.15)	(0.14)

Net asset value, end of period	$19.13	$18.30	$14.20	$13.01	$10.91	$9.03

Total return	6.33%[c]	31.44%	12.20%	21.96%	22.69%	15.14%

Ratios/Supplemental data:
Net assets, end of period (000s)	$2,436,645	$1,445,309	$882,712	$637,985	$449,923	$250,627
Ratio of expenses to average net assets[d]	0.51%	0.52%	0.54%	0.57%	0.80%	0.84%
Ratio of net investment income to average net assets[d]	1.25%	2.92%	2.87%	2.75%	2.78%	3.06%
Portfolio turnover rate[e]	7%	9%	10%	6%	5%	10%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	83

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout the period)

iShares MSCI Japan Small Cap Index Fund
Period from Dec. 20, 2007[a] to Feb. 29, 2008 (Unaudited)

Net asset value, beginning of period	$48.85

Income from investment operations:
Net investment income[b]	0.05
Net realized and unrealized loss[c]	(0.92)

Total from investment operations	(0.87)

Less distributions from:
Net investment income	(0.02)

Total distributions	(0.02)

Net asset value, end of period	$47.96

Total return	(1.78)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$9,592
Ratio of expenses to average net assets[e]	0.51%
Ratio of net investment income to average net assets[e]	0.60%
Portfolio turnover rate[f]	0%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout the period.
[c]	The amount reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rate excludes securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

84	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Malaysia Index Fund
	Six months ended Feb. 29, 2008 (Unaudited)	Year ended Aug. 31, 2007	Year ended Aug. 31, 2006	Year ended Aug. 31, 2005	Year ended Aug. 31, 2004	Year ended Aug. 31, 2003

Net asset value, beginning of period	$10.97	$7.75	$7.19	$6.54	$5.99	$5.68

Income from investment operations:
Net investment income[a]	0.18	0.34	0.26	0.20	0.13	0.10
Net realized and unrealized gain[b]	2.00	3.08	0.59	0.61	0.52	0.30

Total from investment operations	2.18	3.42	0.85	0.81	0.65	0.40

Less distributions from:
Net investment income	(0.41)	(0.20)	(0.29)	(0.16)	(0.10)	(0.09)

Total distributions	(0.41)	(0.20)	(0.29)	(0.16)	(0.10)	(0.09)

Net asset value, end of period	$12.74	$10.97	$7.75	$7.19	$6.54	$5.99

Total return	20.02%[c]	44.64%	12.35%	12.39%	11.01%	7.39%

Ratios/Supplemental data:
Net assets, end of period (000s)	$1,477,532	$741,440	$374,334	$387,575	$224,218	$99,730
Ratio of expenses to average net assets[d]	0.51%	0.51%	0.54%	0.57%	0.79%	0.84%
Ratio of net investment income to average net assets[d]	2.86%	3.21%	3.46%	2.85%	1.97%	1.91%
Portfolio turnover rate[e]	9%	87%	60%	15%	39%	35%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]

Portfolio turnover rates include portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units solely for cash in U.S. dollars. Excluding such transactions, the portfolio turnover rate for the six months ended February 29, 2008 and the years ended August 31, 2007, August 31, 2006 and August 31, 2005 would have been 8%, 3%, 9% and 9%, respectively. See Note 4.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	85

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Mexico Index Fund
	Six months ended Feb. 29, 2008 (Unaudited)	Year ended Aug. 31, 2007	Year ended Aug. 31, 2006	Year ended Aug. 31, 2005	Year ended Aug. 31, 2004	Year ended Aug. 31, 2003

Net asset value, beginning of period	$58.35	$41.30	$29.04	$19.35	$15.04	$13.65

Income from investment operations:
Net investment income[a]	0.58	0.64	0.76	0.42	0.26	0.19
Net realized and unrealized gain (loss)[b]	(2.12)	16.87	11.98	9.55	4.26	1.72

Total from investment operations	(1.54)	17.51	12.74	9.97	4.52	1.91

Less distributions from:
Net investment income	(1.05)	(0.46)	(0.48)	(0.28)	(0.21)	(0.52)

Total distributions	(1.05)	(0.46)	(0.48)	(0.28)	(0.21)	(0.52)

Net asset value, end of period	$55.76	$58.35	$41.30	$29.04	$19.35	$15.04

Total return	(2.64)%[c]	42.58%	44.11%	51.77%	30.28%	14.60%

Ratios/Supplemental data:
Net assets, end of period (000s)	$1,449,706	$1,382,810	$764,107	$255,557	$129,623	$60,155
Ratio of expenses to average net assets[d]	0.51%	0.51%	0.54%	0.57%	0.78%	0.84%
Ratio of net investment income to average net assets[d]	2.03%	1.19%	2.06%	1.70%	1.40%	1.43%
Portfolio turnover rate[e]	6%	14%	12%	9%	12%	13%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

86	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Pacific ex-Japan Index Fund
	Six months ended Feb. 29, 2008 (Unaudited)	Year ended Aug. 31, 2007	Year ended Aug. 31, 2006	Year ended Aug. 31, 2005	Year ended Aug. 31, 2004	Year ended Aug. 31, 2003

Net asset value, beginning of period	$144.93	$112.03	$97.57	$75.73	$62.03	$52.51

Income from investment operations:
Net investment income[a]	2.20	4.55	3.83	3.70	2.68	1.87
Net realized and unrealized gain[b]	2.45	33.55	14.33	21.15	12.53	8.53

Total from investment operations	4.65	38.10	18.16	24.85	15.21	10.40

Less distributions from:
Net investment income	(7.11)	(5.20)	(3.70)	(3.01)	(1.51)	(0.88)
Net realized gain	(0.18)	–	–	–	–	–

Total distributions	(7.29)	(5.20)	(3.70)	(3.01)	(1.51)	(0.88)

Net asset value, end of period	$142.29	$144.93	$112.03	$97.57	$75.73	$62.03

Total return	3.03%[c]	34.86%	19.17%	33.27%	24.74%	20.15%

Ratios/Supplemental data:
Net assets, end of period (000s)	$3,671,070	$3,536,295	$2,094,931	$1,522,107	$651,250	$223,298
Ratio of expenses to average net assets[d]	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%
Ratio of net investment income to average net assets[d]	2.83%	3.43%	3.67%	4.09%	3.68%	3.47%
Portfolio turnover rate[e]	8%	11%	8%	16%	8%	8%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	87

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Singapore Index Fund
	Six months ended Feb. 29, 2008 (Unaudited)	Year ended Aug. 31, 2007	Year ended Aug. 31, 2006	Year ended Aug. 31, 2005	Year ended Aug. 31, 2004	Year ended Aug. 31, 2003

Net asset value, beginning of period	$13.28	$9.11	$7.77	$6.52	$5.38	$5.01

Income from investment operations:
Net investment income[a]	0.13	0.47	0.40	0.38	0.22	0.12
Net realized and unrealized gain (loss)[b]	(0.35)	4.01	1.23	1.15	1.04	0.33

Total from investment operations	(0.22)	4.48	1.63	1.53	1.26	0.45

Less distributions from:
Net investment income	(0.51)	(0.31)	(0.29)	(0.28)	(0.12)	(0.08)

Total distributions	(0.51)	(0.31)	(0.29)	(0.28)	(0.12)	(0.08)

Net asset value, end of period	$12.55	$13.28	$9.11	$7.77	$6.52	$5.38

Total return	(1.82)%[c]	49.92%	21.61%	24.06%	23.47%	9.30%

Ratios/Supplemental data:
Net assets, end of period (000s)	$1,705,296	$1,669,210	$574,620	$341,137	$170,047	$108,202
Ratio of expenses to average net assets[d]	0.51%	0.51%	0.54%	0.57%	0.79%	0.84%
Ratio of net investment income to average net assets[d]	1.86%	3.80%	4.74%	5.19%	3.50%	2.67%
Portfolio turnover rate[e]	8%	8%	6%	8%	9%	14%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

88	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI South Africa Index Fund
	Six months ended Feb. 29, 2008 (Unaudited)	Year ended Aug. 31, 2007	Year ended Aug. 31, 2006	Year ended Aug. 31, 2005	Year ended Aug. 31, 2004	Period from Feb. 3, 2003[a] to Aug. 31, 2003

Net asset value, beginning of period	$124.52	$97.67	$82.99	$59.92	$46.81	$38.72

Income from investment operations:
Net investment income[b]	2.81	2.99	2.87	1.92	1.23	0.89
Net realized and unrealized gain (loss)[c]	(3.46)	26.37	13.78	22.36	13.24	7.20

Total from investment operations	(0.65)	29.36	16.65	24.28	14.47	8.09

Less distributions from:
Net investment income	(2.62)	(2.51)	(1.97)	(1.21)	(1.36)	–

Total distributions	(2.62)	(2.51)	(1.97)	(1.21)	(1.36)	–

Net asset value, end of period	$121.25	$124.52	$97.67	$82.99	$59.92	$46.81

Total return	(0.59)%[d]	30.34%	20.06%	40.62%	31.30%	20.89%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$581,977	$466,940	$297,898	$153,530	$92,882	$81,914
Ratio of expenses to average net assets[e]	0.63%	0.68%	0.70%	0.74%	0.95%	0.99%
Ratio of net investment income to average net assets[e]	4.27%	2.58%	2.79%	2.62%	2.23%	3.86%
Portfolio turnover rate[f]	12%	8%	7%	32%	13%	17%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	89

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI South Korea Index Fund
	Six months ended Feb. 29, 2008 (Unaudited)	Year ended Aug. 31, 2007	Year ended Aug. 31, 2006	Year ended Aug. 31, 2005	Year ended Aug. 31, 2004	Year ended Aug. 31, 2003

Net asset value, beginning of period	$63.60	$46.00	$34.75	$24.17	$23.06	$21.17

Income from investment operations:
Net investment income[a]	0.71	0.51	0.31	0.46	0.22	0.19
Net realized and unrealized gain (loss)[b]	(5.12)	17.42	11.20	10.22	1.13	1.70

Total from investment operations	(4.41)	17.93	11.51	10.68	1.35	1.89

Less distributions from:
Net investment income	(0.37)	(0.33)	(0.26)	(0.10)	(0.24)	–

Total distributions	(0.37)	(0.33)	(0.26)	(0.10)	(0.24)	–

Net asset value, end of period	$58.82	$63.60	$46.00	$34.75	$24.17	$23.06

Total return	(7.00)%[c]	39.18%	33.16%	44.29%	5.83%	8.93%

Ratios/Supplemental data:
Net assets, end of period (000s)	$3,323,453	$2,429,453	$1,621,334	$698,455	$315,464	$154,486
Ratio of expenses to average net assets[d]	0.63%	0.68%	0.70%	0.74%	0.94%	0.99%
Ratio of expenses to average net assets exclusive of foreign taxes[d]	n/a	0.68%	0.70%	0.74%	0.94%	0.99%
Ratio of net investment income to average net assets[d]	2.21%	0.96%	0.71%	1.49%	0.87%	0.98%
Portfolio turnover rate[e]	11%	20%	47%	30%	29%	39%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]

Portfolio turnover rates include portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units solely for cash in U.S. dollars. Excluding such transactions, the portfolio turnover rate for the six months ended February 29, 2008 and the years ended August 31, 2007, August 31, 2006 and August 31, 2005 would have been 9%, 6%, 14% and 9%, respectively. See Note 4.

See notes to financial statements.

90	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Taiwan Index Fund
	Six months ended Feb. 29, 2008 (Unaudited)	Year ended Aug. 31, 2007	Year ended Aug. 31, 2006	Year ended Aug. 31, 2005	Year ended Aug. 31, 2004	Year ended Aug. 31, 2003

Net asset value, beginning of period	$15.99	$12.57	$11.57	$10.66	$10.79	$8.82

Income from investment operations:
Net investment income[a]	0.05	0.38	0.34	0.27	0.14	0.04
Net realized and unrealized gain (loss)[b]	(0.05)	3.34	0.80	0.72	(0.25)	1.93

Total from investment operations	–	3.72	1.14	0.99	(0.11)	1.97

Less distributions from:
Net investment income	(0.39)	(0.30)	(0.14)	(0.08)	(0.02)	–

Total distributions	(0.39)	(0.30)	(0.14)	(0.08)	(0.02)	–

Net asset value, end of period	$15.60	$15.99	$12.57	$11.57	$10.66	$10.79

Total return	0.17%[c]	29.91%	9.84%	9.28%	(1.10)%	22.45%

Ratios/Supplemental data:
Net assets, end of period (000s)	$2,983,155	$2,769,764	$1,893,751	$752,640	$390,228	$234,727
Ratio of expenses to average net assets[d]	0.64%	0.77%	0.85%	1.03%	1.19%[e]	1.31%
Ratio of expenses to average net assets exclusive of foreign taxes[d]	0.63%	0.68%	0.70%	0.74%	0.92%	0.99%
Ratio of net investment income to average net assets[d]	0.61%	2.61%	2.74%	2.34%	1.23%	0.43%
Portfolio turnover rate[f]	17%	35%	29%	20%	19%	15%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Ratio of expenses to average net assets prior to voluntary reimbursed distribution fees for the year ended August 31, 2004 was 1.22%.
[f]

Portfolio turnover rates include portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units solely for cash in U.S. dollars. Excluding such transactions, the portfolio turnover rate for the six months ended February 29, 2008 and the years ended August 31, 2007, August 31, 2006 and August 31, 2005 would have been 6%, 12%, 10% and 10%, respectively. See Note 4.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	91

Notes to Financial Statements (Unaudited)

iSHARES®, INC.

iShares, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company was incorporated under the laws of the State of Maryland on September 1, 1994 pursuant to amended and restated Articles of Incorporation.

These financial statements relate only to the iShares MSCI Australia, iShares MSCI Brazil, iShares MSCI BRIC, iShares MSCI Canada, iShares MSCI Chile, iShares MSCI Hong Kong, iShares MSCI Japan Small Cap, iShares MSCI Malaysia, iShares MSCI Mexico, iShares MSCI Pacific ex-Japan, iShares MSCI Singapore, iShares MSCI South Africa, iShares MSCI South Korea and iShares MSCI Taiwan Index Funds (each, a “Fund,” collectively, the “Funds”). The iShares MSCI BRIC Index Fund and iShares MSCI Chile Index Fund commenced operations on November 12, 2007 and iShares MSCI Japan Small Cap Index Fund commenced operations on December 20, 2007.

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of publicly traded equity securities in the aggregate in a particular market, as measured by that market’s equity securities index compiled by MSCI Inc. (“MSCI”). The investment adviser uses a “passive” or index approach to achieve each Fund’s investment objective. Each of the Funds is classified as a non-diversified fund under the 1940 Act. Non-diversified funds generally hold securities of fewer companies than diversified funds and may be more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence affecting these companies.

Each Fund invests in the securities of foreign issuers of a single country or region, which may involve certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Fund; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets and the risk of war.

Pursuant to the Company’s organizational documents, the Funds’ officers and directors are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Company in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. The preparation of the financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

The securities and other assets of each Fund are generally valued using market valuations. A market valuation generally means a valuation (i) obtained from an exchange, a pricing service or a major market maker (or dealer), (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service or a major market maker (or dealer) or (iii) based on amortized cost. In the case of shares of funds that are not traded on an exchange, a market valuation means such fund’s published net asset value per share. The investment adviser may use various pricing services or discontinue the use of any pricing service. A price obtained from a pricing

92	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

service based on such pricing service’s valuation matrix may be considered a market valuation. In the event that current market valuations are not readily available or such valuations do not reflect current market values, the affected investments will be valued using fair value pricing pursuant to the pricing policy and procedures approved by the Board of Directors of the Company (the “Board”).

Investments that may be valued using fair value pricing include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (i.e., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (i.e., an event that occurs after the close of the markets on which the security is traded but before the time as of which the Fund’s NAV is computed and that may materially affect the value of the Fund’s investments). Examples of events that may be “significant events” are government actions, natural disasters, armed conflict, acts of terrorism, and significant market fluctuations.

Valuing a Fund’s investments using fair value pricing will result in using prices for those investments that may differ from current market valuations. Accordingly, fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s benchmark index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Fund’s benchmark index.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, net of any foreign taxes withheld at source, and interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Any use of a rate different from the rates used by MSCI may adversely affect a Fund’s ability to track its underlying index. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Funds as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

FOREIGN TAXES

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, corporate events, capital gains on investments or currency repatriation. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign markets in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are disclosed in their Statements of Operations. Foreign taxes payable as of February 29, 2008, if any, are reflected in the Funds’ Statements of Assets and Liabilities.

NOTES TO FINANCIAL STATEMENTS	93

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

DISTRIBUTIONS TO SHAREHOLDERS

Distributions to shareholders from net investment income, if any, including any net foreign currency gains, are declared and distributed at least annually by each Fund. Distributions of net realized capital gains, if any, generally are declared and distributed once a year. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

The tax character of current year distributions will be determined at the end of the current fiscal year.

FEDERAL INCOME TAXES

Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes was required for the six months ended February 29, 2008.

The Funds had tax basis net capital loss carryforwards as of August 31, 2007, the tax year-end of the Funds, as follows:

iShares MSCI Index Fund	Expiring 2008	Expiring 2009	Expiring 2010	Expiring 2011	Expiring 2012	Expiring 2013	Expiring 2014	Expiring 2015	Total
Australia	$71,019	$1,971,994	$3,625,203	$650,082	$596,240	$384,424	$–	$7,066	$7,306,028
Canada	–	–	–	–	–	2,931,648	–	5,363,291	8,294,939
Hong Kong	–	–	4,971,970	2,870,602	2,330,414	468,716	425,440	2,899,247	13,966,389
Malaysia	–	–	9,819,029	2,898,105	775,477	6,820,474	1,543,708	3,424,287	25,281,080
Mexico	–	–	47,326	2,329,290	3,136,171	12,912	632,766	–	6,158,465
Singapore	–	–	1,934,119	4,428,316	4,256,421	2,558,348	–	–	13,177,204
South Africa	–	–	–	–	527,613	–	260,738	1,607,845	2,396,196
South Korea	–	556,540	666,642	504,041	3,363,449	11,590,303	3,172,573	38,097,223	57,950,771
Taiwan	–	–	12,532,361	8,689,663	9,129,874	12,022,719	14,435,986	64,999,586	121,810,189

Net capital loss carryforwards may be applied against any net realized taxable gains in each succeeding year or until their respective expiration dates, whichever occurs first.

The Funds may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” The Funds may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

Each Fund reclassifies at the end of its tax year certain amounts to paid-in-capital from accumulated net realized gain (loss) on investments and foreign currency transactions and accumulated net investment income (loss), respectively, as a result of permanent book and tax differences primarily attributed to net investment loss, return of capital, passive foreign investment companies, realized foreign currency gains and losses and gains and losses on in-kind redemptions. These reclassifications have no effect on net assets or net asset values per share.

94	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

As of February 29, 2008, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares MSCI Index Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Australia	$1,542,736,891	$117,619,524	$(130,474,405)	$(12,854,881)
Brazil	4,132,615,078	3,455,669,128	(75,645,176)	3,380,023,952
BRIC	83,643,091	2,025,359	(3,900,929)	(1,875,570)
Canada	1,741,806,957	240,183,692	(74,559,495)	165,624,197
Chile	43,773,645	1,116,302	(936,632)	179,670
Hong Kong	2,669,355,414	168,685,754	(81,670,334)	87,015,420
Japan Small Cap	9,436,708	423,449	(229,507)	193,942
Malaysia	1,113,579,560	364,843,317	(3,345,875)	361,497,442
Mexico	1,620,180,341	11,794,358	(109,685,876)	(97,891,518)
Pacific ex-Japan	2,965,247,926	972,987,239	(59,264,603)	913,722,636
Singapore	1,790,617,935	99,339,363	(64,156,996)	35,182,367
South Africa	638,623,872	36,985,067	(96,683,647)	(59,698,580)
South Korea	3,339,557,013	762,179,411	(67,547,121)	694,632,290
Taiwan	2,307,232,385	757,034,979	(86,781,883)	670,253,096

The Funds adopted Financial Accounting Standards Board (“FASB”) Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes – an Interpretation of FASB Statement No. 109.” FIN 48 clarifies the accounting for uncertainty in a tax position taken or expected to be taken in a tax return. FIN 48 provides guidance on the measurement, recognition, classification and disclosures of tax positions, along with accounting for the related interest and penalties. Management has reviewed the tax positions as of February 29, 2008, inclusive of the prior three open tax return years, and has determined that the implementation of FIN 48 did not have a material impact on the Funds’ financial statements.

2. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Company, Barclays Global Fund Advisors (“BGFA”) manages the investment of each Fund’s assets. BGFA is a California corporation indirectly owned by Barclays Bank PLC. Under the Investment Advisory Agreement, BGFA is responsible for all expenses (“Covered Expenses”) of each of the Funds, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees and extraordinary expenses.

For its investment advisory services to the iShares MSCI Australia, iShares MSCI Canada, iShares MSCI Hong Kong, iShares MSCI Japan Small Cap, iShares MSCI Malaysia, iShares MSCI Mexico and iShares MSCI Singapore Index Funds, BGFA is entitled to an annual

NOTES TO FINANCIAL STATEMENTS	95

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

investment advisory fee based on each Fund’s allocable portion of the aggregate of the average daily net assets of these Funds and other iShares Funds in the same advisory fee category, as follows:

Investment Advisory Fee	Aggregate Average Daily Net Assets
0.59%	First $7 billion
0.54	Over $7 billion, up to and including $11 billion
0.49	Over $11 billion, up to and including $24 billion
0.44	Over $24 billion

For its investment advisory services to the iShares MSCI Brazil, iShares MSCI Chile, iShares MSCI South Africa, iShares MSCI South Korea and iShares MSCI Taiwan Index Funds, BGFA is entitled to an annual investment advisory fee based on each Fund’s allocable portion of the aggregate of the average daily net assets of these five Funds, as follows:

Investment Advisory Fee	Aggregate Average Daily Net Assets
0.74%	First $2 billion
0.69	Over $2 billion, up to and including $4 billion
0.64	Over $4 billion, up to and including $8 billion
0.57	Over $8 billion

For its investment advisory services to the iShares MSCI BRIC Index Fund, BGFA is entitled to an annual investment advisory fee based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and another iShares Fund in the same advisory fee category, as follows:

Investment Advisory Fee	Aggregate Average Daily Net Assets
0.75%	First $14 billion
0.68	Over $14 billion, up to and including $28 billion
0.61	Over $28 billion

For its investment advisory services to the iShares MSCI Pacific ex-Japan Index Fund, BGFA is entitled to an annual investment advisory fee of 0.50% of the average daily net assets of the Fund.

State Street Bank and Trust Company (“State Street”) serves as administrator, custodian and transfer agent for the Company. As compensation for its services, State Street receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly. These fees and expenses are Covered Expenses as defined above.

SEI Investments Distribution Co. (“SEI”) serves as each Fund’s underwriter and distributor of the shares of each Fund, pursuant to a Distribution Agreement with the Company. SEI does not receive a fee from the Funds for its distribution services.

96	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC”), the Funds are permitted to lend portfolio securities to Barclays Capital Inc. (“BarCap”). Pursuant to the same exemptive order, Barclays Global Investors, N.A. (“BGI”) serves as securities lending agent for the Funds. BarCap and BGI are affiliates of BGFA, the Funds’ investment adviser. As securities lending agent, BGI receives, as fees, a share of the income earned on investment of the cash collateral received for the loan of securities. For the six months ended February 29, 2008, BGI earned securities lending agent fees as follows:

iShares MSCI Index Fund	Securities Lending Agent Fees
Australia	$290,242
Brazil	1,904
BRIC	2,523
Hong Kong	934,347
Japan Small Cap	75

iShares MSCI Index Fund	Securities Lending Agent Fees
Mexico	$527,762
Pacific ex-Japan	781,001
Singapore	476,310
South Africa	29,707
South Korea	4,109,161

Cross trades for the six months ended February 29, 2008, if any, were executed by the Funds pursuant to Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds to which BGFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

Each Fund may invest in the Institutional Shares of certain money market funds managed by BGFA, the Funds’ investment adviser, including the Government Money Market Fund (“GMMF”), Institutional Money Market Fund (“IMMF”), Prime Money Market Fund (“PMMF”) and Treasury Money Market Fund (“TMMF”) of Barclays Global Investors Funds. The GMMF, IMMF, PMMF and TMMF are feeder funds in a master/feeder fund structure that invest substantially all of their assets in the Government Money Market Master Portfolio, Money Market Master Portfolio, Prime Money Market Master Portfolio and Treasury Money Market Master Portfolio (collectively, the “Money Market Master Portfolios”), respectively, which are also managed by BGFA. While the GMMF, IMMF, PMMF and TMMF do not directly charge an investment advisory fee, the Money Market Master Portfolios in which they invest do charge an investment advisory fee. Income distributions from the GMMF, IMMF, PMMF and TMMF are declared daily and paid monthly from net investment income. Income distributions earned by the Funds from temporary cash investments are recorded as interest from affiliated issuers in the accompanying Statements of Operations. Income distributions earned by the Funds from the investment of securities lending collateral, if any, are included in securities lending income in the accompanying Statements of Operations.

Each Fund may invest its securities lending cash collateral, if any, in the BGI Cash Premier Fund LLC (“Premier Fund”), an affiliated private money market fund managed by BGFA. Although the Premier Fund is not registered as an investment company under the 1940 Act, it intends to operate as a money market fund in compliance with Rule 2a-7 under the 1940 Act. See Note 5 for additional information regarding the Premier Fund.

As of February 29, 2008, certain directors and officers of the Company are also officers of BGI and/or BGFA.

NOTES TO FINANCIAL STATEMENTS	97

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

3. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended February 29, 2008, were as follows:

iShares MSCI Index Fund	Purchases	Sales
Australia	$87,650,743	$134,579,230
Brazil	2,673,961,160	1,364,173,816
BRIC	26,805,834	1,999,631
Canada	125,752,472	122,388,075
Chile	43,981,676	265,538
Hong Kong	168,724,465	173,479,840
Japan Small Cap	–	4,418
Malaysia	701,014,125	90,444,787
Mexico	86,190,295	95,091,047
Pacific ex-Japan	304,011,251	369,982,239
Singapore	149,444,017	173,027,147
South Africa	76,417,424	82,089,635
South Korea	1,600,173,452	343,505,946
Taiwan	735,242,697	492,807,170

In-kind transactions (see Note 4) for the six months ended February 29, 2008, were as follows:

iShares MSCI Index Fund	In-kind Purchases	In-kind Sales
Australia	$576,118,243	$481,419,870
BRIC	57,508,794	–
Canada	1,029,675,538	505,988,558
Hong Kong	1,419,333,645	437,983,318
Japan Small Cap	9,381,339	–
Mexico	1,067,023,175	935,745,270
Pacific ex-Japan	335,075,114	141,586,141
Singapore	477,560,886	299,051,284
South Africa	379,874,985	210,355,397

4. CAPITAL SHARE TRANSACTIONS

The Company issues and redeems capital shares of each Fund only in aggregations of a specified number of shares (each, a “Creation Unit”) at net asset value. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind deposit of a designated portfolio of equity securities, which constitutes a substantial replication, or a portfolio sampling representation, of the corresponding MSCI Index and an amount of cash (except for the iShares MSCI Brazil, iShares MSCI BRIC, iShares MSCI Chile, iShares MSCI Malaysia, iShares MSCI

98	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

South Korea and iShares MSCI Taiwan Index Funds which are offered in Creation Units solely or partially for cash in U.S. dollars). Investors purchasing and redeeming Creation Units pay a purchase transaction fee and a redemption transaction fee directly to State Street, the administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash pay an additional variable charge to compensate the relevant Fund for brokerage and market impact expenses relating to investing in portfolio securities.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities related to in-kind transactions” in the Statements of Assets and Liabilities.

5. LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan. The risks to the Funds of securities lending are that the borrower may not provide additional collateral when required or may not return the securities when due.

As of February 29, 2008, certain Funds had loaned securities which were collateralized by cash. The cash collateral received was invested in the Premier Fund. The Premier Fund seeks to achieve its investment objective by investing in a portfolio of high-quality, short-term fixed-income instruments, including money market funds (which may be managed by BGFA or its affiliate) and other instruments that, at the time of investment, have remaining maturities of 397 calendar days or less from the date of acquisition.

The market value of the securities on loan as of February 29, 2008 and the value of the related collateral are disclosed in the Statements of Assets and Liabilities. Securities lending income, as disclosed in the Funds’ Statements of Operations, represents the income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to BGI as securities lending agent.

6. RECENTLY ISSUED ACCOUNTING PRONOUNCEMENT

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. Management does not believe that the adoption of this standard will have a material impact on the Funds’ financial statements.

NOTES TO FINANCIAL STATEMENTS	99

Notes:

100	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

The iShares® Family of Funds

The following is a list of iShares Funds being offered, along with their respective exchange trading symbols. Please call 1-800-iShares (1-800-474-2737) to obtain a prospectus for any iShares Fund. The prospectus contains more complete information, including charges, expenses, investment objectives and risk factors that should be carefully considered to determine if the Fund(s) are an appropriate investment for you. Read the prospectus(es) carefully before investing. Investing involves risk, including possible loss of principal.

iShares S&P Domestic Index Funds

iShares S&P 1500 (ISI)

iShares S&P 100 (OEF)

iShares S&P 500 (IVV)

iShares S&P 500 Growth (IVW)

iShares S&P 500 Value (IVE)

iShares S&P MidCap 400 (IJH)

iShares S&P MidCap 400 Growth (IJK)

iShares S&P MidCap 400 Value (IJJ)

iShares S&P SmallCap 600 (IJR)

iShares S&P SmallCap 600 Growth (IJT)

iShares S&P SmallCap 600 Value (IJS)

iShares S&P North American Natural Resources Sector (IGE)

iShares S&P North American Technology- Multimedia Networking (IGN)

iShares S&P North American Technology- Semiconductors (IGW)

iShares S&P North American Technology-Software (IGV)

iShares S&P North American Technology Sector (IGM)

iShares Domestic Sector Index Funds

iShares Cohen & Steers Realty Majors (ICF)

iShares Dow Jones U.S. Basic Materials Sector (IYM)

iShares Dow Jones U.S. Consumer Services Sector (IYC)

iShares Dow Jones U.S. Consumer Goods Sector (IYK)

iShares Dow Jones U.S. Energy Sector (IYE)

iShares Dow Jones U.S. Financial Sector (IYF)

iShares Dow Jones U.S. Financial Services (IYG)

iShares Dow Jones U.S. Healthcare Sector (IYH)

iShares Dow Jones U.S. Industrial Sector (IYJ)

iShares Dow Jones U.S. Real Estate (IYR)

iShares Dow Jones U.S. Technology Sector (IYW)

iShares Dow Jones U.S. Telecommunications Sector (IYZ)

iShares Dow Jones Transportation Average (IYT)

iShares Dow Jones U.S. Utilities Sector (IDU)

iShares Dow Jones U.S. (IYY)

iShares Nasdaq Biotechnology (IBB)

iShares Domestic Subsector Index Funds

iShares Dow Jones U.S. Aerospace & Defense (ITA)

iShares Dow Jones U.S. Broker-Dealers (IAI)

iShares Dow Jones U.S. Healthcare Providers (IHF)

iShares Dow Jones U.S. Home Construction (ITB)

iShares Dow Jones U.S. Insurance (IAK)

iShares Dow Jones U.S. Medical Devices (IHI)

iShares Dow Jones U.S. Oil & Gas Exploration & Production (IEO)

iShares Dow Jones U.S. Oil Equipment & Services (IEZ)

iShares Dow Jones U.S. Pharmaceuticals (IHE)

iShares Dow Jones U.S. Regional Banks (IAT)

iShares FTSE NAREIT Industrial/Office (FIO)

iShares FTSE NAREIT Mortgage REITs (REM)

iShares FTSE NAREIT Real Estate 50 (FTY)

iShares FTSE NAREIT Residential (REZ)

iShares FTSE NAREIT Retail (RTL)

iShares Global Index Funds

iShares S&P Global 100 (IOO)

iShares S&P Global Consumer Discretionary Sector (RXI)

iShares S&P Global Consumer Staples Sector (KXI)

iShares S&P Global Energy Sector (IXC)

iShares S&P Global Financials Sector (IXG)

iShares S&P Global Healthcare Sector (IXJ)

iShares S&P Global Industrials Sector (EXI)

iShares S&P Global Infrastructure (IGF)

iShares S&P Global Materials Sector (MXI)

iShares S&P Global Technology Sector (IXN)

iShares S&P Global Telecommunications Sector (IXP)

iShares S&P Global Utilities Sector (JXI)

iShares Russell Index Funds

iShares Russell 3000 (IWV)

iShares Russell 3000 Growth (IWZ)

iShares Russell 3000 Value (IWW)

iShares Russell 1000 (IWB)

iShares Russell 1000 Growth (IWF)

iShares Russell 1000 Value (IWD)

iShares Russell Midcap (IWR)

iShares Russell Midcap Growth (IWP)

iShares Russell Midcap Value (IWS)

iShares Russell 2000 (IWM)

iShares Russell 2000 Growth (IWO)

iShares Russell 2000 Value (IWN)

iShares Russell Microcap (IWC)

iShares International Country Index Funds

iShares FTSE/Xinhua China 25 (FXI)

iShares MSCI Australia (EWA)

iShares MSCI Austria (EWO)

iShares MSCI Belgium (EWK)

iShares MSCI Brazil (EWZ)

iShares MSCI Canada (EWC)

iShares MSCI Chile (ECH)

iShares MSCI France (EWQ)

iShares MSCI Germany (EWG)

iShares MSCI Hong Kong (EWH)

iShares MSCI Israel Capped Investable Market (EIS)

iShares MSCI Italy (EWI)

iShares MSCI Japan (EWJ)

iShares MSCI Japan Small Cap (SCJ)

iShares MSCI Malaysia (EWM)

iShares MSCI Mexico (EWW)

iShares MSCI Netherlands (EWN)

iShares MSCI Singapore (EWS)

iShares MSCI South Africa (EZA)

iShares MSCI South Korea (EWY)

iShares MSCI Spain (EWP)

iShares MSCI Sweden (EWD)

iShares MSCI Switzerland (EWL)

iShares MSCI Taiwan (EWT)

iShares MSCI Thailand Investable Market (THD)

iShares MSCI Turkey Investable Market (TUR)

iShares MSCI United Kingdom (EWU)

iShares S&P/TOPIX 150 (ITF)

iShares Bond Funds

iShares Lehman Aggregate (AGG)

iShares Lehman Short Treasury (SHV)

iShares Lehman 1-3 Year Treasury (SHY)

iShares Lehman 3-7 Year Treasury (IEI)

iShares Lehman 7-10 Year Treasury (IEF)

iShares Lehman 10-20 Year Treasury (TLH)

iShares Lehman 20+ Year Treasury (TLT)

iShares Lehman TIPS (TIP)

iShares Lehman Credit (CFT)

iShares Lehman 1-3 Year Credit (CSJ)

iShares Lehman Intermediate Credit (CIU)

iShares iBoxx $ Investment Grade Corporate (LQD)

iShares iBoxx $ High Yield Corporate (HYG)

iShares Lehman Government/Credit (GBF)

iShares Lehman Intermediate Government/Credit (GVI)

iShares Lehman MBS (MBB)

iShares S&P National Municipal (MUB)

iShares S&P California Municipal (CMF)

iShares S&P New York Municipal (NYF)

iShares JPMorgan USD Emerging Markets (EMB)

iShares Specialty Index Funds

iShares KLD 400 Social (DSI)

iShares KLD Select SocialSM (KLD)

iShares Dow Jones Select Dividend (DVY)

iShares Dow Jones EPAC Select Dividend (IDV)

iShares S&P U.S. Preferred Stock (PFF)

iShares International Index Funds

iShares FTSE Developed Small Cap ex-North America (IFSM)

iShares FTSE EPRA/NAREIT Global Real Estate ex-U.S. (IFGL)

iShares FTSE EPRA/NAREIT North America (IFNA)

iShares FTSE EPRA/NAREIT Europe (IFEU)

iShares FTSE EPRA/NAREIT Asia (IFAS)

iShares MSCI ACWI (ACWI)

iShares MSCI ACWI ex US (ACWX)

iShares MSCI BRIC (BKF)

iShares MSCI EAFE (EFA)

iShares MSCI EAFE Growth (EFG)

iShares MSCI EAFE Value (EFV)

iShares MSCI EAFE Small Cap (SCZ)

iShares MSCI Emerging Markets (EEM)

iShares MSCI EMU (EZU)

iShares MSCI Kokusai (TOK)

iShares MSCI Pacific ex-Japan (EPP)

iShares S&P Asia 50 (AIA)

iShares S&P Europe 350 (IEV)

iShares S&P Latin America 40 (ILF)

iShares S&P World ex-U.S. Property (WPS)

iSHARES FAMILY OF FUNDS	101

The iShares® Family of Funds (Continued)

iShares Morningstar Index Funds

iShares Morningstar Large Core (JKD)

iShares Morningstar Large Growth (JKE)

iShares Morningstar Large Value (JKF)

iShares Morningstar Mid Core (JKG)

iShares Morningstar Mid Growth (JKH)

iShares Morningstar Mid Value (JKI)

iShares Morningstar Small Core (JKJ)

iShares Morningstar Small Growth (JKK)

iShares Morningstar Small Value (JKL)

iShares NYSE Index Funds

iShares NYSE Composite (NYC)

iShares NYSE 100 (NY)

iShares® is a registered trademark of Barclays Global Investors, N.A. The iShares Funds are not sponsored, endorsed or issued by Lehman Brothers, nor are they sponsored, endorsed, issued, sold or promoted by Cohen & Steers Capital Management, Inc., Dow Jones & Company, Inc., European Public Real Estate Association (“EPRA®”), FTSE International Limited (“FTSE”), FTSE/Xinhua Index Limited (“FXI”), iBoxx®, J.P. Morgan Securities Inc., KLD Research & Analytics, Inc., MSCI Inc., Morningstar Inc., The NASDAQ Stock Market, Inc., National Association of Real Estate Investment Trusts (“NAREIT”), New York Stock Exchange, Inc., Frank Russell Company, or standard & Poor’s. None of these companies make any representation regarding the advisability of investing in the iShares Funds. Neither SEI nor BGI, nor any of their affiliates, are affiliated with the companies listed above. FXI does not make any warranty regarding the FTSE/Xinhua Index. All rights in the FTSE/Xinhua Index vest in FXI. Neither FTSE nor NAREIT makes any warranty regarding the FTSE NAREIT Real Estate 50 Index, FTSE NAREIT Residential Index, FTSE NAREIT Retail Index, FTSE NAREIT Mortgage REITs Index or FTSE NAREIT Industrial/Office Index; all rights vest in NAREIT. Neither FTSE nor NAREIT makes any warranty regarding the FTSE EPRA/NAREIT Global Real Estate ex-US/North America/Europe/Asia Index; all rights vest in FTSE, NAREIT, and EPRA. All rights in the FTSE Developed Small Cap ex-North America Index vest in FTSE. “FTSE” is a trade- and servicemark of London Stock Exchange and The Financial Times Limited; “Xinhua” is a trade- and servicemark of Xinhua Financial Network Limited. “NAREIT®” is a trademark of NAREIT; “EPRA®” is a trademark of EPRA.

An investment in the Fund(s) is not a deposit of a bank and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

This advertising section does not constitute part of the 2008 Semi-Annual Report.

6712-iS-0408

102	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

The iShares Funds are distributed by SEI Investments Distribution Co. (SEI). Barclays Global Fund Advisors (BGFA) serves as an adviser to the iShares Funds. BGFA is a subsidiary of Barclays Global Investors, N.A., a majority-owned subsidiary of Barclays Bank PLC, none of which are affiliated with SEI.

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. Neither SEI nor BGI, nor any of their affiliates, are affiliated with the company listed above.

©2008 Barclays Global Investors. All rights reserved. iShares® is a registered trademark of Barclays Global Investors, N.A. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

Investing involves risk, including possible loss of principal.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds' website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q. The Funds' Forms N-Q are available on the SEC's website or may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a monthly basis on the Funds' website.

This report is intended for the Funds' shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

BGI-F-035-04008

For more information visit our website
or call 1-800-iShares (1-800-474-2737)
www.iShares.com

iShares®

BARCLAYS

iSHARES® MSCI SERIES

2008 Semi-Annual Report to Shareholders – February 29, 2008

iShares MSCI Japan Index Fund

iShares®

Fund Performance Overview

iSHARES® MSCI JAPAN INDEX FUND

Performance as of February 29, 2008

The iShares MSCI Japan Index Fund (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of publicly traded securities in the aggregate in the Japanese market, as measured by the MSCI Japan Index SM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended February 29, 2008, the Fund declined 7.84%, while the Index declined 7.67%.

Average Annual Total Returns

Year Ended 2/29/08			Five Years Ended 2/29/08			Ten Years Ended 2/29/08

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(12.51)%	(13.50)%	(12.28)%	14.24%	13.60%	14.90%	2.37%	1.94%	3.13%

Cumulative Total Returns

Year Ended 2/29/08			Five Years Ended 2/29/08			Ten Years Ended 2/29/08

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(12.51)%	(13.50)%	(12.28)%	94.54%	89.20%	100.23%	26.42%	21.19%	36.05%

“Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

The Fund’s per share net asset value or ”NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table(s) above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION As of 2/29/08
Sector	Percentage of Net Assets
Consumer Cyclical	27.14%

Industrial	22.08

Financial	17.42

Consumer Non-Cyclical	10.23

Basic Materials	8.31

Technology	4.75

Utilities	4.46

Communications	4.35

Energy	1.13

Short-Term and Other Net Assets	0.13

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 2/29/08
Security	Percentage of Net Assets
Toyota Motor Corp.	5.67%

Mitsubishi UFJ Financial Group Inc.	2.95

Nintendo Co. Ltd.	2.00

Honda Motor Co. Ltd.	1.87

Canon Inc.	1.86

Sumitomo Mitsui Financial Group Inc.	1.83

Sony Corp.	1.81

Takeda Pharmaceutical Co. Ltd.	1.75

Matsushita Electric Industrial Co. Ltd.	1.67

Mitsubishi Corp.	1.59

TOTAL	23.00%

FUND PERFORMANCE OVERVIEW	1

Shareholder Expenses (Unaudited)

iSHARES® MSCI JAPAN INDEX FUND

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2007 to February 29, 2008.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (9/1/07)	Ending Account Value (2/29/08)	Annualized Expense Ratio	Expenses Paid During Period[a] (9/1/07 to 2/29/08)
Actual	$1,000.00	$ 921.60	0.51%	$2.44
Hypothetical (5% return before expenses)	1,000.00	1,022.30	0.51	2.56

[a]

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (366 days).

2	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MSCI JAPAN INDEX FUND

February 29, 2008

Security	Shares	Value
COMMON STOCKS – 99.87%

ADVERTISING – 0.25%
Asatsu-DK Inc.	106,000	$3,441,525
Dentsu Inc.	5,300	12,371,164
Hakuhodo DY Holdings Inc.	74,200	4,269,324

		20,082,013

AGRICULTURE – 0.86%
Japan Tobacco Inc.	13,780	70,286,537

		70,286,537

AIRLINES – 0.17%
All Nippon Airways Co. Ltd.[a]	2,120,000	8,858,364
Japan Airlines Corp.[a,b]	2,120,000	5,274,291

		14,132,655

APPAREL – 0.26%
ASICS Corp.	461,000	5,486,566
Gunze Ltd.	1,060,000	4,968,830
Onward Holdings Co. Ltd.	1,092,000	10,709,687

		21,165,083

AUTO MANUFACTURERS – 8.77%
Hino Motors Ltd.	1,060,000	7,636,520
Honda Motor Co. Ltd.	4,876,000	152,689,688
Isuzu Motors Ltd.	2,120,000	9,958,023
Mazda Motor Corp.	1,060,000	4,429,182
Mitsubishi Motors Corp.[a,b]	4,240,000	6,923,779
Nissan Motor Co. Ltd.	7,102,300	65,766,459
Suzuki Motor Corp.	212,000	5,824,120
Toyota Motor Corp.	8,374,500	462,546,227

		715,773,998

AUTO PARTS & EQUIPMENT – 2.22%
Aisin Seiki Co. Ltd.	636,200	25,789,002
Bridgestone Corp.	1,908,000	31,981,749
Denso Corp.	1,484,000	56,306,613
JTEKT Corp.	318,000	5,748,773
NGK Spark Plug Co. Ltd.	629,000	9,969,262
NHK Spring Co. Ltd.	406,000	3,217,425
NOK Corp.	318,000	6,704,865
Sumitomo Rubber Industries Inc.	318,000	2,489,506
Tokai Rika Co. Ltd.	106,000	3,095,336
Toyoda Gosei Co. Ltd.	212,000	7,799,433
Toyota Boshoku Corp.	106,000	3,716,440
Toyota Industries Corp.	636,000	24,497,956

		181,316,360

Security	Shares	Value
BANKS – 9.29%
Aozora Bank Ltd.	86,000	$232,957
Bank of Kyoto Ltd. (The)	1,060,000	12,442,438
Bank of Yokohama Ltd. (The)	4,240,000	28,020,941
Chiba Bank Ltd. (The)	2,120,000	13,745,738
Chuo Mitsui Trust Holdings Inc.	2,125,000	14,941,646
Fukuoka Financial Group Inc.	2,126,000	11,068,556
Gunma Bank Ltd.	1,060,000	7,290,332
Hachijuni Bank Ltd. (The)	1,060,000	7,056,145
Hiroshima Bank Ltd. (The)	1,060,000	5,294,654
Hokuhoku Financial
Group Inc.	4,245,000	12,232,842
Joyo Bank Ltd. (The)	2,120,000	10,792,949
Mitsubishi UFJ Financial
Group Inc.	26,500,080	240,805,684
Mizuho Financial Group Inc.	29,796	127,650,123
Mizuho Trust & Banking Co. Ltd.	726,000	1,185,534
Nishi-Nippon City Bank Ltd. (The)	2,120,000	5,620,479
Resona Holdings Inc.[a]	16,960	28,183,853
Sapporo Hokuyo Holdings Inc.	1,060	8,379,809
77 Bank Ltd. (The)	1,060,000	6,312,858
Shinsei Bank Ltd.	1,705,000	6,993,276
Shizuoka Bank Ltd. (The)	2,120,000	22,685,558
Sumitomo Mitsui Financial
Group Inc.	20,140	149,349,983
Sumitomo Trust and Banking Co. Ltd. (The)	4,240,000	29,242,784
Suruga Bank Ltd.	776,000	8,751,011

		758,280,150

BEVERAGES – 0.89%
Asahi Breweries Ltd.	1,060,000	19,895,682
Coca-Cola West Japan Co. Ltd.	212,000	4,632,823
ITO EN Ltd.[a]	212,000	4,357,908
Kirin Holdings Co. Ltd.	2,120,000	35,942,558
Sapporo Holdings Ltd.[a]	1,060,000	8,104,894

		72,933,865

BUILDING MATERIALS – 1.42%
Asahi Glass Co. Ltd.	3,180,000	36,746,938
Daikin Industries Ltd.	749,000	34,390,471
JS Group Corp.	848,000	14,491,062
Matsushita Electric Works Ltd.	1,060,000	10,721,675
Nippon Sheet Glass Co. Ltd.	2,120,000	10,182,028

SCHEDULE OF INVESTMENTS	3

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI JAPAN INDEX FUND

February 29, 2008

Security	Shares	Value
Sumitomo Osaka
Cement Co. Ltd.	1,060,000	$2,199,318
Taiheiyo Cement Corp.	3,180,000	7,544,882

		116,276,374

CHEMICALS – 3.70%
Asahi Kasei Corp.	3,180,000	17,747,275
Daicel Chemical Industries Ltd.	1,060,000	6,058,306
Dainippon Ink and Chemicals Inc.	2,120,000	7,840,162
Denki Kagaku Kogyo
Kabushiki Kaisha	2,120,000	7,188,511
Hitachi Chemical Co. Ltd.	212,000	4,103,357
JSR Corp.	530,000	11,836,607
Kaneka Corp.	1,060,000	7,473,608
Mitsubishi Chemical
Holdings Corp.	3,710,000	25,302,339
Mitsubishi Gas
Chemical Co. Inc.	1,060,000	7,992,892
Mitsui Chemicals Inc.	2,120,000	15,313,770
Nippon Kayaku Co. Ltd.[a]	1,060,000	6,384,132
Nissan Chemical Industries Ltd.	853,000	9,881,543
Nitto Denko Corp.	530,000	26,269,631
Shin-Etsu Chemical Co. Ltd.	1,272,000	70,133,807
Showa Denko K.K.	3,180,000	11,515,873
Sumitomo Chemical Co. Ltd.	4,240,000	29,731,521
Taiyo Nippon Sanso Corp.	1,060,000	9,550,742
Tokuyama Corp.	908,000	6,916,517
Tosoh Corp.	2,120,000	7,697,613
Ube Industries Ltd.	3,188,000	9,952,452
Zeon Corp.	566,000	2,816,272

		301,706,930

COMMERCIAL SERVICES – 1.00%
Benesse Corp.	212,000	8,736,180
Dai Nippon Printing Co. Ltd.	2,120,000	33,682,148
Kamigumi Co. Ltd.	1,060,000	8,104,894
K.K. DaVinci Advisors[b]	3,180	2,746,093
Meitec Corp.	106,000	3,146,247
TIS Inc.	106,500	1,979,516
Toppan Printing Co. Ltd.	2,120,000	23,377,936

		81,773,014

COMPUTERS – 1.03%
CSK Holdings Corp.	212,000	5,396,475
Fujitsu Ltd.	5,300,000	38,386,245

Security	Shares	Value
Itochu Techno-Solutions Corp.	106,000	$2,998,607
Obic Co. Ltd.	10,600	1,981,423
Otsuka Corp.	62,000	4,919,264
TDK Corp.	424,000	30,790,452

		84,472,466

COSMETICS & PERSONAL CARE – 1.04%
Aderans Holdings Co. Ltd.[a]	106,000	1,936,621
Kao Corp.	1,630,000	50,416,406
Shiseido Co. Ltd.	1,060,000	24,335,046
Uni-Charm Corp.	106,000	7,799,433

		84,487,506

DISTRIBUTION & WHOLESALE – 4.96%
Canon Marketing Japan Inc.	106,000	1,898,948
Hitachi High-Technologies Corp.	106,000	2,092,407
ITOCHU Corp.	4,240,000	45,900,581
Marubeni Corp.	4,341,000	33,817,310
Mitsubishi Corp.	4,134,000	129,851,400
Mitsui & Co. Ltd.	5,300,000	118,620,624
Sojitz Corp.	3,074,000	11,870,208
Sumitomo Corp.	3,180,000	47,040,968
Toyota Tsusho Corp.	530,000	13,694,827

		404,787,273

DIVERSIFIED FINANCIAL SERVICES – 2.73%
Acom Co. Ltd.	222,600	6,500,207
AEON Credit Service Co. Ltd.	424,070	6,317,973
Credit Saison Co. Ltd.[a]	530,000	14,789,396
Daiwa Securities Group Inc.	4,240,000	40,280,102
Mitsubishi UFJ Lease &
Finance Co. Ltd.	95,400	3,482,253
Nomura Holdings Inc.	5,512,000	89,214,927
ORIX Corp.	265,000	40,829,931
Promise Co. Ltd.[a]	265,000	8,960,185
Shinko Securities Co. Ltd.	1,060,000	3,716,440
Takefuji Corp.	349,920	8,957,656

		223,049,070

ELECTRIC – 3.73%
Chubu Electric Power Co. Inc.	2,014,000	51,073,052
Chugoku Electric Power
Co. Inc. (The)	106,000	2,234,955
Electric Power
Development Co. Ltd.	530,000	19,396,763
Hokkaido Electric Power Co. Inc.	530,000	11,938,428

4	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI JAPAN INDEX FUND

February 29, 2008

Security	Shares	Value
Hokuriku Electric Power Co.	106,000	$2,367,321
Kansai Electric Power
Co. Inc. (The)	2,332,000	57,345,180
Kyushu Electric Power Co. Inc.	1,166,000	29,512,608
Shikoku Electric Power Co. Inc.	106,000	3,064,790
Tohoku Electric Power Co. Inc.	1,378,100	31,704,044
Tokyo Electric Power
Co. Inc. (The)	3,710,000	96,041,977

		304,679,118

ELECTRICAL COMPONENTS & EQUIPMENT – 4.38%
Casio Computer Co. Ltd.	742,000	9,814,456
Fujikura Ltd.	1,060,000	5,325,200
Furukawa Electric Co. Ltd. (The)	2,120,000	7,616,157
Hitachi Cable Ltd.	1,060,000	4,795,735
Hitachi Ltd.	10,600,000	77,994,333
Mitsubishi Electric Corp.	6,360,000	59,564,863
SANYO Electric Co. Ltd.[b]	4,439,000	9,508,640
Sharp Corp.	3,180,000	58,892,848
Stanley Electric Co. Ltd.	425,200	9,108,074
Sumitomo Electric Industries Ltd.	2,332,000	35,146,323
Toshiba Corp.	9,540,000	73,035,685
Ushio Inc.	318,000	6,720,138

		357,522,452

ELECTRONICS – 4.79%
Advantest Corp.	424,000	10,772,585
Alps Electric Co. Ltd.	530,000	6,292,493
Fanuc Ltd.	530,000	50,502,858
Hirose Electric Co. Ltd.	106,000	11,424,235
Hoya Pentax HD Corp.	1,272,000	32,745,401
IBIDEN Co. Ltd.	424,000	20,689,881
Keyence Corp.	106,092	25,100,101
Kyocera Corp.	530,000	44,037,270
Mabuchi Motor Co. Ltd.	106,000	5,376,111
Minebea Co. Ltd.	1,060,000	6,913,597
Mitsumi Electric Co. Ltd.	106,000	3,400,797
Murata Manufacturing Co. Ltd.	636,000	35,189,088
NEC Corp.	6,360,000	28,041,304
NGK Insulators Ltd.	1,060,000	24,691,417
Nippon Electric Glass Co. Ltd.	1,060,500	15,697,906
Omron Corp.	742,000	16,713,799
Secom Co. Ltd.	636,000	32,501,033

Security	Shares	Value
Tokyo Seimitsu Co. Ltd.[a]	106,000	$1,988,550
Yaskawa Electric Corp.	1,060,000	11,902,790
Yokogawa Electric Corp.	636,000	6,726,248

		390,707,464

ENGINEERING & CONSTRUCTION – 0.92%
Chiyoda Corp.	609,000	6,271,053
JGC Corp.	1,060,000	17,604,726
Kajima Corp.	3,180,000	10,019,116
Nishimatsu Construction Co. Ltd.	1,060,000	2,718,601
Obayashi Corp.	2,120,000	10,304,212
Okumura Corp.[a]	1,060,000	4,551,366
Shimizu Corp.	2,120,000	10,304,212
Taisei Corp.	3,180,000	8,491,811
Toda Corp.	1,060,000	4,632,823

		74,897,920

ENTERTAINMENT – 0.27%
Oriental Land Co. Ltd.	212,000	12,381,345
Toho Co. Ltd.	425,200	9,945,363

		22,326,708

ENVIRONMENTAL CONTROL – 0.08%
Kurita Water Industries Ltd.	212,000	6,862,687

		6,862,687

FOOD – 1.10%
Ajinomoto Co. Inc.	2,120,000	25,740,166
Kikkoman Corp.[a]	1,060,000	12,381,345
Meiji Dairies Corp.	1,060,000	6,139,763
Meiji Seika Kaisha Ltd.[a]	1,060,000	5,009,558
Nichirei Corp.	1,060,000	5,294,655
Nippon Meat Packers Inc.	1,060,000	13,124,634
Nisshin Seifun Group Inc.	532,000	5,340,185
Nissin Food Products Co. Ltd.[a]	318,800	10,626,157
Yakult Honsha Co. Ltd.	212,000	5,987,032

		89,643,495

FOREST PRODUCTS & PAPER – 0.20%
Nippon Paper Group Inc.	3,180	7,605,975
Oji Paper Co. Ltd.	2,120,000	8,980,549

		16,586,524

GAS – 0.73%
Osaka Gas Co. Ltd.	6,360,000	25,658,710
Tokyo Gas Co. Ltd.	7,420,000	33,641,420

		59,300,130

SCHEDULE OF INVESTMENTS	5

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI JAPAN INDEX FUND

February 29, 2008

Security	Shares	Value
HAND & MACHINE TOOLS – 0.91%
Fuji Electric Holdings Co. Ltd.	2,120,000	$8,267,807
Makita Corp.	318,000	11,546,420
Nidec Corp.	318,000	21,504,443
OSG Corp.[a]	212,000	2,138,226
SMC Corp.	212,000	22,828,106
THK Co. Ltd.	424,600	8,177,542

		74,462,544

HEALTH CARE - PRODUCTS – 0.36%
Terumo Corp.	530,000	29,120,600

		29,120,600

HOME BUILDERS – 0.42%
Daiwa House Industry Co. Ltd.	1,060,000	10,996,590
Haseko Corp.[b]	3,180,000	4,917,919
Sekisui Chemical Co. Ltd.	1,060,000	7,514,336
Sekisui House Ltd.	1,060,000	11,139,138

		34,567,983

HOME FURNISHINGS – 3.69%
Matsushita Electric
Industrial Co. Ltd.	6,360,015	136,541,314
Pioneer Corp.	636,000	6,811,776
Sony Corp.	3,074,000	147,344,124
Yamaha Corp.	530,000	10,538,399

		301,235,613

HOUSEWARES – 0.11%
TOTO Ltd.[a]	1,060,000	9,000,913

		9,000,913

INSURANCE – 2.36%
Aioi Insurance Co. Ltd.	12,000	62,936
Millea Holdings Inc.	2,332,000	87,809,808
Mitsui Sumitomo
Insurance Co. Ltd.	3,926,000	42,124,221
Nipponkoa Insurance Co. Ltd.	123,000	1,011,364
Sompo Japan Insurance Inc.	2,120,000	20,058,595
Sony Financial Holdings Inc.[b]	2,120	8,451,083
T&D Holdings Inc.	636,000	33,111,954

		192,629,961

INTERNET – 1.37%
eAccess Ltd.	3,180	2,077,134
Matsui Securities Co. Ltd.	318,000	2,153,499
Rakuten Inc.	21,330	10,305,932

Security	Shares	Value
SBI E*Trade Securities Co. Ltd.	4,240	$3,730,695
SBI Holdings Inc.	29,680	7,460,983
SoftBank Corp.	2,332,000	46,480,957
Trend Micro Inc.	533,500	18,653,667
Yahoo! Japan Corp.	46,640	21,078,834

		111,941,701

IRON & STEEL – 3.45%
Daido Steel Co. Ltd.	1,060,000	7,626,339
JFE Holdings Inc.	1,696,250	77,231,881
Kobe Steel Ltd.	8,480,000	27,043,466
Nippon Steel Corp.	18,020,000	96,932,905
Nisshin Steel Co. Ltd.	3,188,000	11,697,959
Sumitomo Metal
Industries Ltd.	12,720,000	55,227,318
Tokyo Steel
Manufacturing Co. Ltd.	424,600	5,192,025
Yamato Kogyo Co. Ltd.	21,000	907,737

		281,859,630

LEISURE TIME – 0.55%
Namco Bandai Holdings Inc.	636,098	7,985,976
Round One Corp.	1,060	1,232,025
Sankyo Co. Ltd.	212,000	11,424,235
Sega Sammy Holdings Inc.[a]	212,000	2,364,267
Shimano Inc.	212,000	9,041,641
Yamaha Motor Co. Ltd.	636,200	12,925,056

		44,973,200

MACHINERY – 0.39%
Hitachi Construction
Machinery Co. Ltd.	321,000	9,034,436
Japan Steel Works Ltd. (The)	1,060,000	17,686,182
Okuma Corp.	493,000	4,835,051

		31,555,669

MACHINERY - CONSTRUCTION & MINING – 0.89%
Komatsu Ltd.	2,756,000	72,272,033

		72,272,033

MACHINERY - DIVERSIFIED – 0.62%
Amada Co. Ltd.	1,060,000	8,165,986
Ebara Corp.[a]	1,060,000	3,074,972
Kubota Corp.	3,180,000	21,657,173
Sumitomo Heavy Industries Ltd.	2,120,000	17,350,175

		50,248,306

6	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI JAPAN INDEX FUND

February 29, 2008

Security	Shares	Value
MANUFACTURING – 2.62%
FUJIFILM Holdings Corp.	1,484,000	$56,591,710
Glory Ltd.	106,000	2,453,869
IHI Corp.	4,246,000	8,483,435
Kawasaki Heavy Industries Ltd.	4,240,000	10,467,125
Konica Minolta Holdings Inc.	1,590,000	22,924,836
Mitsubishi Heavy Industries Ltd.	10,600,000	50,808,319
Nikon Corp.	1,060,000	30,393,353
Olympus Corp.	1,060,000	31,564,286

		213,686,933

MEDIA – 0.10%
Fuji Television Network Inc.	1,655	2,527,688
Jupiter Telecommunications
Co. Ltd.[b]	4,240	3,563,710
Tokyo Broadcasting System Inc.	106,000	2,316,411

		8,407,809

METAL FABRICATE & HARDWARE – 0.21%
NSK Ltd.	1,060,000	9,296,191
NTN Corp.	1,060,000	7,982,710

		17,278,901

MINING – 0.96%
Dowa Holdings Co. Ltd.	1,060,000	7,595,793
Mitsubishi Materials Corp.	3,180,000	15,242,496
Mitsui Mining & Smelting Co. Ltd.	2,120,000	7,901,254
Nippon Light Metal Co. Ltd.	1,060,000	1,669,853
OSAKA Titanium technologies Co. Ltd.[a]	78,400	5,369,502
Sumitomo Metal Mining Co. Ltd.	1,724,000	37,343,259
Toho Titanium Co. Ltd.[a]	106,000	3,085,154

		78,207,311

OFFICE & BUSINESS EQUIPMENT – 2.43%
Canon Inc.	3,286,050	152,142,174
Ricoh Co. Ltd.	2,120,000	34,822,535
Seiko Epson Corp.	424,000	10,996,590

		197,961,299

OIL & GAS – 1.13%
Cosmo Oil Co. Ltd.	1,060,000	3,573,892
Idemitsu Kosan Co. Ltd.	34,000	2,825,032
INPEX Holdings Inc.	2,120	24,233,226
Japan Petroleum
Exploration Co. Ltd.	35,000	2,467,701
Nippon Mining Holdings Inc.	2,650,000	16,036,694

Security	Shares	Value
Nippon Oil Corp.	4,240,500	$29,409,164
Showa Shell Sekiyu K.K.	318,000	3,256,213
TonenGeneral Sekiyu K.K.	1,060,000	10,141,299

		91,943,221

PACKAGING & CONTAINERS – 0.12%
Toyo Seikan Kaisha Ltd.	530,000	9,387,830

		9,387,830

PHARMACEUTICALS – 4.98%
Alfresa Holdings Corp.	106,000	7,443,062
Astellas Pharma Inc.	1,590,030	70,257,317
Chugai Pharmaceutical Co. Ltd.	848,000	9,945,805
Daiichi Sankyo Co. Ltd.	2,226,069	69,708,323
Eisai Co. Ltd.	848,000	30,790,452
Kyowa Hakko Kogyo Co. Ltd.	754,000	7,358,571
Mediceo Paltac Holdings Co. Ltd.	424,000	7,261,822
Mitsubishi Tanabe Pharma Corp.	1,060,000	12,218,433
Santen Pharmaceutical Co. Ltd.	106,000	2,708,419
Shionogi & Co. Ltd.	1,060,000	18,297,104
Suzuken Co. Ltd.	212,000	7,677,249
Taisho Pharmaceutical Co. Ltd.	944,000	19,223,669
Takeda Pharmaceutical Co. Ltd.	2,544,000	143,200,038

		406,090,264

REAL ESTATE – 2.51%
AEON Mall Co. Ltd.	106,000	2,652,418
Daito Trust Construction Co. Ltd.	212,000	11,627,876
Leopalace21 Corp.	424,000	8,817,636
Mitsubishi Estate Co. Ltd.	3,479,000	87,221,459
Mitsui Fudosan Co. Ltd.	2,596,000	54,361,270
Nomura Real Estate
Holdings Inc.	22,000	412,295
NTT Urban Development Corp.[a]	3,180	4,032,083
Sumitomo Realty &
Development Co. Ltd.	1,060,000	18,612,747
Tokyo Tatemono Co. Ltd.	1,060,000	7,361,606
Tokyu Land Corp.	1,060,000	7,320,878
Urban Corp.	424,000	2,826,531

		205,246,799

REAL ESTATE INVESTMENT TRUSTS – 0.48%
Japan Real Estate Investment Corp.	1,060	12,014,793
Japan Retail Fund Investment Corp.[a]	1,060	6,516,498

SCHEDULE OF INVESTMENTS	7

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI JAPAN INDEX FUND

February 29, 2008

Security	Shares	Value
Nippon Building Fund Inc.	1,302	$16,258,585
Nomura Real Estate Office Fund Inc.	520	4,425,532

		39,215,408

RETAIL – 2.80%
AEON Co. Ltd.	1,802,000	22,173,402
Aoyama Trading Co. Ltd.	212,000	4,480,092
Autobacs Seven Co. Ltd.	106,000	2,413,141
Citizen Watch Co. Ltd.	1,166,000	9,889,804
EDION Corp.	212,000	2,105,643
FamilyMart Co. Ltd.	212,000	6,292,493
Fast Retailing Co. Ltd.	212,000	15,924,691
Isetan Co. Ltd.	636,000	7,642,630
J. Front Retailing Co. Ltd.	1,200,000	7,895,874
Lawson Inc.	212,000	8,145,622
Marui Group Co. Ltd.	954,000	9,887,767
Mitsukoshi Ltd.[a]	1,060,000	4,306,998
Nitori Co. Ltd.	106,000	5,294,654
Ryohin Keikaku Co. Ltd.	106,000	5,671,389
Seven & I Holdings Co. Ltd.	2,544,080	64,270,981
Shimachu Co. Ltd.	106,500	2,777,460
Shimamura Co. Ltd.	47,700	3,500,581
Takashimaya Co. Ltd.	1,060,000	11,821,334
UNY Co. Ltd.	1,062,000	8,558,840
USS Co. Ltd.	74,200	4,568,676
Yamada Denki Co. Ltd.	233,200	20,765,227

		228,387,299

SEMICONDUCTORS – 1.01%
Elpida Memory Inc.[a,b]	318,000	10,813,313
NEC Electronics Corp.[b]	106,000	2,189,136
Rohm Co. Ltd.	318,400	23,427,731
Sanken Electric Co. Ltd.[a]	332,000	1,989,991
Shinko Electric Industries Co. Ltd.	212,000	3,109,591
Sumco Corp.	318,000	7,254,695
Tokyo Electron Ltd.	530,052	33,603,989

		82,388,446

SHIPBUILDING – 0.08%
Mitsui Engineering &
Shipbuilding Co. Ltd.	2,120,000	6,659,046

		6,659,046

SOFTWARE – 0.28%
Fuji Soft ABC Inc.[a]	106,000	1,649,488
Konami Corp.	318,800	10,687,402

Security	Shares	Value
Nomura Research Institute Ltd.	212,000	$6,129,581
Oracle Corp.	106,000	4,704,097

		23,170,568

STORAGE & WAREHOUSING – 0.05%
Mitsubishi Logistics Corp.	319,000	3,824,139

		3,824,139

TELECOMMUNICATIONS – 2.63%
Hikari Tsushin Inc.	106,000	3,268,431
KDDI Corp.	7,420	45,615,485
Nippon Telegraph and
Telephone Corp.	15,900	69,339,609
NTT Data Corp.	4,240	20,078,959
NTT DoCoMo Inc.	49,820	74,654,627
Oki Electric Industry Co. Ltd.[a,b]	1,065,000	1,933,481

		214,890,592

TEXTILES – 0.87%
Kuraray Co. Ltd.	1,060,000	12,819,173
Mitsubishi Rayon Co. Ltd.	2,120,000	7,371,788
Nisshinbo Industries Inc.	1,060,000	11,281,687
Teijin Ltd.	3,180,000	12,493,348
Toray Industries Inc.	4,240,000	26,636,185

		70,602,181

TOYS, GAMES & HOBBIES – 2.00%
Nintendo Co. Ltd.	318,000	163,116,085

		163,116,085

TRANSPORTATION – 4.65%
Central Japan Railway Co.	5,068	48,681,620
East Japan Railway Co.	10,600	85,427,213
Hankyu Hanshin Holdings Inc.	3,185,800	14,229,835
Kawasaki Kisen Kaisha Ltd.	2,120,000	22,095,000
Keihin Electric Express
Railway Co. Ltd.[a]	1,064,000	7,297,402
Keio Corp.	2,120,000	12,096,249
Kintetsu Corp.[a]	5,304,000	17,831,996
Mitsui O.S.K. Lines Ltd.	3,180,000	42,489,602
Nippon Express Co. Ltd.	2,120,000	11,444,599
Nippon Yusen Kabushiki Kaisha	3,180,000	30,057,346
Odakyu Electric Railway Co. Ltd.	1,060,000	6,984,871
Seino Holdings Co. Ltd.	1,060,000	7,117,237
Tobu Railway Co. Ltd.	3,180,000	15,334,134
Tokyu Corp.	3,180,000	18,572,018
West Japan Railway Co.	5,300	24,335,046
Yamato Holdings Co. Ltd.	1,060,000	15,639,594

		379,633,762

8	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI JAPAN INDEX FUND

February 29, 2008

Security	Shares	Value
VENTURE CAPITAL – 0.05%
JAFCO Co. Ltd.	106,000	$3,746,986

		3,746,986

TOTAL COMMON STOCKS (Cost: $7,884,825,498)		8,150,762,824

SHORT-TERM INVESTMENTS – 1.48%

MONEY MARKET FUNDS – 1.48%
Barclays Global Investors Funds
Institutional Money Market
Fund, Institutional Shares 3.59%[c,d]	177,768	177,768
BGI Cash Premier Fund LLC
3.63%[c,d,e]	120,867,077	120,867,077

		121,044,845

TOTAL SHORT-TERM INVESTMENTS (Cost: $121,044,845)
		121,044,845

TOTAL INVESTMENTS IN SECURITIES – 101.35%
(Cost: $8,005,870,343)		8,271,807,669
Other Assets, Less Liabilities – (1.35)%		(110,035,029)

NET ASSETS – 100.00%		$8,161,772,640

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	This security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULE OF INVESTMENTS	9

Statement of Assets and Liabilities (Unaudited)

iSHARES®, INC.

February 29, 2008

iShares MSCI Japan Index Fund
ASSETS
Investments, at cost:
Unaffiliated issuers	$7,884,825,498
Affiliated issuers (Note 2)	121,044,845

Total cost of investments	$8,005,870,343

Investments in securities, at value (including securities on loana) (Note 1):
Unaffiliated issuers	$8,150,762,824
Affiliated issuers (Note 2)	121,044,845

Total value of investments	8,271,807,669
Foreign currency, at value[b]	7,708,099
Receivables:
Dividends and interest	8,163,292

Total Assets	8,287,679,060

LIABILITIES
Payables:
Collateral for securities on loan (Note 5)	120,867,077
Capital shares redeemed	1,741,459
Investment advisory fees (Note 2)	3,297,884

Total Liabilities	125,906,420

NET ASSETS	$8,161,772,640

Net assets consist of:
Paid-in capital	$7,602,748,480
Distributions in excess of net investment income	(31,578,273)
Undistributed net realized gain	323,893,881
Net unrealized appreciation on investments and translation of assets and liabilities in foreign currencies	266,708,552

NET ASSETS	$8,161,772,640

Shares outstanding[c]	636,000,000

Net asset value per share	$12.83

[a]	Securities on loan with market value of $114,854,750. See Note 5.
[b]	Cost of foreign currency: $7,507,868.
[c]	$0.001 par value, number of shares authorized: 2,124,600,000.

See notes to financial statements.

10	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statement of Operations (Unaudited)

iSHARES®, INC.

Six months ended February 29, 2008

iShares MSCI Japan Index Fund
NET INVESTMENT INCOME
Dividends from unaffiliated issuers[a]	$69,877,702
Interest from affiliated issuers (Note 2)	159,694
Securities lending income from affiliated issuers (Note 2)	911,489

Total investment income	70,948,885

EXPENSES
Investment advisory fees (Note 2)	26,234,817

Total expenses	26,234,817

Net investment income	44,714,068

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	(44,150,574)
In-kind redemptions	642,005,257
Foreign currency transactions	2,482,158

Net realized gain	600,336,841

Net change in unrealized appreciation (depreciation) on:
Investments	(1,582,392,136)
Translation of assets and liabilities in foreign currencies	687,770

Net change in unrealized appreciation (depreciation)	(1,581,704,366)

Net realized and unrealized loss	(981,367,525)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(936,653,457)

[a]	Net of foreign withholding tax of $5,207,648.

See notes to financial statements.

FINANCIAL STATEMENTS	11

Statements of Changes in Net Assets

iSHARES®, INC.

	iShares MSCI Japan Index Fund
	Six months ended February 29, 2008 (Unaudited)	Year ended August 31, 2007
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$44,714,068	$94,180,315
Net realized gain	600,336,841	1,158,734,665
Net change in unrealized appreciation (depreciation)	(1,581,704,366)	(877,641,765)

Net increase (decrease) in net assets resulting from operations	(936,653,457)	375,273,215

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(106,366,554)	(97,091,876)

Total distributions to shareholders	(106,366,554)	(97,091,876)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	179,718,615	1,146,746,106
Cost of shares redeemed	(2,754,931,893)	(3,369,511,925)

Net decrease in net assets from capital share transactions	(2,575,213,278)	(2,222,765,819)

DECREASE IN NET ASSETS	(3,618,233,289)	(1,944,584,480)

NET ASSETS
Beginning of period	11,780,005,929	13,724,590,409

End of period	$8,161,772,640	$11,780,005,929

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(31,578,273)	$30,074,213

SHARES ISSUED AND REDEEMED
Shares sold	13,200,000	79,800,000
Shares redeemed	(214,200,000)	(237,000,000)

Net decrease in shares outstanding	(201,000,000)	(157,200,000)

See notes to financial statements.

12	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Japan Index Fund
	Six months ended Feb. 29, 2008 (Unaudited)	Year ended Aug. 31, 2007	Year ended Aug. 31, 2006	Year ended Aug. 31, 2005	Year ended Aug. 31, 2004	Year ended Aug. 31, 2003
Net asset value, beginning of period	$14.07	$13.80	$10.99	$9.89	$8.29	$7.77

Income from investment operations:
Net investment income[a]	0.06	0.10	0.06	0.06	0.03	0.00 [b]
Net realized and unrealized gain (loss)[c]	(1.16)	0.27	2.81	1.08	1.57	0.52

Total from investment operations	(1.10)	0.37	2.87	1.14	1.60	0.52

Less distributions from:
Net investment income	(0.14)	(0.10)	(0.06)	(0.04)	(0.00)[b]	–

Total distributions	(0.14)	(0.10)	(0.06)	(0.04)	(0.00)[b]	–

Net asset value, end of period	$12.83	$14.07	$13.80	$10.99	$9.89	$8.29

Total return	(7.84)%[d]	2.68%	26.10%	11.58%	19.32%	6.69%

Ratios/Supplemental data:
Net assets, end of period (000s)	$8,161,773	$11,780,006	$13,724,590	$7,248,107	$5,863,332	$1,726,855
Ratio of expenses to average net assets[e]	0.51%	0.52%	0.54%	0.57%	0.64%[f]	0.84%
Ratio of net investment income to average net assets[e]	0.87%	0.68%	0.48%	0.59%	0.28%	0.03%
Portfolio turnover rate[g]	1%	3%	8%	6%	5%	2%

[a]	Based on average shares outstanding throughout each period.
[b]	Rounds to less than $0.01.
[c]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Ratio of expenses to average net assets prior to voluntarily reimbursed distribution fees for the year ended August 31, 2004 was 0.78%.
[g]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	13

Notes to Financial Statements (Unaudited)

iSHARES®, INC.

iShares, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company was incorporated under the laws of the State of Maryland on September 1, 1994 pursuant to amended and restated Articles of Incorporation.

These financial statements relate only to the iShares MSCI Japan Index Fund (the “Fund”).

The Fund’s investment objective is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of publicly traded equity securities in the aggregate in the Japanese equity market, as measured by the MSCI Japan Index compiled by MSCI Inc. (“MSCI”). The investment adviser uses a “passive” or index approach to achieve the Fund’s investment objective. The Fund is classified as a non-diversified fund under the 1940 Act. Non-diversified funds generally hold securities of fewer companies than diversified funds and may be more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence affecting these companies.

The Fund invests in the securities of foreign issuers of a single country, which may involve certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Fund; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets and the risk of war.

Pursuant to the Company’s organizational documents, the Fund’s officers and directors are indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

1. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Company in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

The securities and other assets of the Fund are generally valued using market valuations. A market valuation generally means a valuation (i) obtained from an exchange, a pricing service or a major market maker (or dealer), (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service or a major market maker (or dealer) or (iii) based on amortized cost. In the case of shares of funds that are not traded on an exchange, a market valuation means such fund’s published net asset value per share. The investment adviser may use various pricing services or discontinue the use of any pricing service. A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation. In the event that current market valuations are not readily available or such valuations do not reflect current market values, the affected investments will be valued using fair value pricing pursuant to the pricing policy and procedures approved by the Board of Directors of the Company (the “Board”).

14	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

Investments that may be valued using fair value pricing include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (i.e., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (i.e., an event that occurs after the close of the markets on which the security is traded but before the time as of which the Fund’s NAV is computed and that may materially affect the value of the Fund’s investments). Examples of events that may be “significant events” are government actions, natural disasters, armed conflict, acts of terrorism, and significant market fluctuations.

Valuing the Fund’s investments using fair value pricing will result in using prices for those investments that may differ from current market valuations. Accordingly, fair value pricing could result in a difference between the prices used to calculate the Fund’s net asset value and the prices used by the Fund’s benchmark index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Fund’s benchmark index.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, net of any foreign taxes withheld at source, and interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Fund are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Any use of a rate different from the rates used by MSCI may adversely affect the Fund’s ability to track its underlying index. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Fund as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

DISTRIBUTIONS TO SHAREHOLDERS

Distributions to shareholders from net investment income, if any, including any net foreign currency gains, are declared and distributed at least annually by the Fund. Distributions of net realized capital gains, if any, generally are declared and distributed once a year. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

FEDERAL INCOME TAXES

The Fund is treated as an entity separate from the Company’s other funds for federal income tax purposes. It is the policy of the Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income

NOTES TO FINANCIAL STATEMENTS	15

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes was required for the six months ended February 29, 2008.

As of August 31, 2007, the tax year-end of the Fund, the Fund had tax basis net capital loss carryforwards of $2,959,030, $62,572,173, $3,621,148, $5,594,562, $8,733,802, $68,122,871 and $27,817,841 expiring in 2009, 2010, 2011, 2012, 2013, 2014 and 2015, respectively. Such losses may be applied against any net realized taxable gains in each succeeding year or until their respective expiration dates, whichever occurs first.

The Fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” The Fund may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

The Fund reclassifies at the end of its tax year certain amounts to paid-in-capital from accumulated net realized gain (loss) on investments and foreign currency transactions and accumulated net investment income (loss), respectively, as a result of permanent book and tax differences primarily attributed to net investment loss, return of capital, passive foreign investment companies, realized foreign currency gains and losses and gains and losses on in-kind redemptions. These reclassifications have no effect on net assets or net asset value per share.

As of February 29, 2008, the cost of investments for federal income tax purposes was $8,087,157,966. Net unrealized appreciation was $184,649,703, of which $1,046,251,552 represented gross unrealized appreciation on securities and $861,601,849 represented gross unrealized depreciation on securities.

The Fund adopted Financial Accounting Standards Board (“FASB”) Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes – an Interpretation of FASB Statement No. 109.” FIN 48 clarifies the accounting for uncertainty in a tax position taken or expected to be taken in a tax return. FIN 48 provides guidance on the measurement, recognition, classification and disclosures of tax positions, along with accounting for the related interest and penalties. Management has reviewed the tax positions as of February 29, 2008, inclusive of the prior three open tax return years, and has determined that the implementation of FIN 48 did not have a material impact on the Fund’s financial statements.

2. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Company, Barclays Global Fund Advisors (“BGFA”) manages the investment of the Fund’s assets. BGFA is a California corporation indirectly owned by Barclays Bank PLC. Under the Investment Advisory Agreement, BGFA is responsible for all expenses (“Covered Expenses”) of the Company, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees and extraordinary expenses.

For its investment advisory services to the Fund, BGFA is entitled to an annual investment advisory fee based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and other iShares Funds in the same advisory fee category, as follows:

Investment Advisory Fee	Aggregate Average Daily Net Assets
0.59%	First $7 billion
0.54	Over $7 billion, up to and including $11 billion
0.49	Over $11 billion, up to and including $24 billion
0.44	Over $24 billion

16	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

State Street Bank and Trust Company (“State Street”) serves as administrator, custodian and transfer agent for the Company. As compensation for its services, State Street receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly. These fees and expenses are Covered Expenses as defined above.

SEI Investments Distribution Co. (“SEI”) serves as the Fund’s underwriter and distributor of the shares of the Fund, pursuant to a Distribution Agreement with the Company. SEI does not receive a fee from the Fund for its distribution services.

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC”), the Fund is permitted to lend portfolio securities to Barclays Capital Inc. (“BarCap”). Pursuant to the same exemptive order, Barclays Global Investors, N.A. (“BGI”) serves as securities lending agent for the Fund. BarCap and BGI are affiliates of BGFA, the Fund’s investment adviser. As securities lending agent, BGI receives, as fees, a share of the income earned on investment of the cash collateral received for the loan of securities. For the six months ended February 29, 2008, BGI earned securities lending agent fees of $911,489.

Cross trades for the six months ended February 29, 2008 were executed by the Fund pursuant to Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds to which BGFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

The Fund may invest in the Institutional Shares of certain money market funds managed by BGFA, the Fund’s investment adviser, including the Government Money Market Fund (“GMMF”), Institutional Money Market Fund (“IMMF”), Prime Money Market Fund (“PMMF”) and Treasury Money Market Fund (“TMMF”) of Barclays Global Investors Funds. The GMMF, IMMF, PMMF and TMMF are feeder funds in a master/feeder fund structure that invest substantially all of their assets in the Government Money Market Master Portfolio, Money Market Master Portfolio, Prime Money Market Master Portfolio and Treasury Money Market Master Portfolio (collectively, the “Money Market Master Portfolios”), respectively, which are also managed by BGFA. While the GMMF, IMMF, PMMF and TMMF do not directly charge an investment advisory fee, the Money Market Master Portfolios in which they invest do charge an investment advisory fee. Income distributions from the GMMF, IMMF, PMMF and TMMF are declared daily and paid monthly from net investment income. Income distributions earned by the Fund from temporary cash investments are recorded as interest from affiliated issuers in the accompanying Statement of Operations. Income distributions earned by the Fund from the investment of securities lending collateral, if any, are included in securities lending income in the accompanying Statement of Operations.

The Fund may invest its securities lending cash collateral, if any, in the BGI Cash Premier Fund LLC (“Premier Fund”), an affiliated private money market fund managed by BGFA. Although the Premier Fund is not registered as an investment company under the 1940 Act, it intends to operate as a money market fund in compliance with Rule 2a-7 under the 1940 Act. See Note 5 for additional information regarding the Premier Fund.

As of February 29, 2008, certain directors and officers of the Company are also officers of BGI and/or BGFA.

3. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended February 29, 2008, aggregated $109,387,634 and $256,587,224, respectively.

In-kind purchases and sales (see Note 4) for the six months ended February 29, 2008, aggregated $173,086,252 and $2,659,526,711, respectively.

NOTES TO FINANCIAL STATEMENTS	17

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

4. CAPITAL SHARE TRANSACTIONS

The Company issues and redeems capital shares of the Fund only in aggregations of a specified number of shares (each, a “Creation Unit”) at net asset value. Except when aggregated in Creation Units, shares of the Fund are not redeemable. Transactions in capital shares for the Fund are disclosed in detail in the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of the Fund generally consists of the in-kind deposit of a designated portfolio of equity securities, which constitutes a substantial replication, or a portfolio sampling representation of the securities involved in the MSCI Japan Index and an amount of cash. Investors purchasing and redeeming Creation Units pay a purchase transaction fee and a redemption transaction fee directly to State Street, the administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

5. LOANS OF PORTFOLIO SECURITIES

The Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by the Fund is required to have a value of at least 102% of the market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan. The risks to the Fund of securities lending are that the borrower may not provide additional collateral when required or may not return the securities when due.

As of February 29, 2008, the Fund had loaned securities which were collateralized by cash. The cash collateral received was invested in the Premier Fund. The Premier Fund seeks to achieve its investment objective by investing in a portfolio of high-quality, short-term fixed-income instruments, including money market funds (which may be managed by BGFA or its affiliate) and other instruments that, at the time of investment, have remaining maturities of 397 calendar days or less from the date of acquisition.

The market value of the securities on loan as of February 29, 2008 and the value of the related collateral are disclosed in the Statement of Assets and Liabilities. Securities lending income, as disclosed in the Fund’s Statement of Operations, represents the income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to BGI as securities lending agent.

6. RECENTLY ISSUED ACCOUNTING PRONOUNCEMENT

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. Management does not believe that the adoption of this standard will have a material impact on the Fund’s financial statements.

18	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	19

Notes:

20	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

The iShares® Family of Funds

The following is a list of iShares Funds being offered, along with their respective exchange trading symbols. Please call 1-800-iShares (1-800-474-2737) to obtain a prospectus for any iShares Fund. The prospectus contains more complete information, including charges, expenses, investment objectives and risk factors that should be carefully considered to determine if the Fund(s) are an appropriate investment for you. Read the prospectus(es) carefully before investing. Investing involves risk, including possible loss of principal.

iShares S&P Domestic Index Funds

iShares S&P 1500 (ISI)

iShares S&P 100 (OEF)

iShares S&P 500 (IVV)

iShares S&P 500 Growth (IVW)

iShares S&P 500 Value (IVE)

iShares S&P MidCap 400 (IJH)

iShares S&P MidCap 400 Growth (IJK)

iShares S&P MidCap 400 Value (IJJ)

iShares S&P SmallCap 600 (IJR)

iShares S&P SmallCap 600 Growth (IJT)

iShares S&P SmallCap 600 Value (IJS)

iShares S&P North American Natural Resources

    Sector (IGE)

iShares S&P North American Technology-

    Multimedia Networking (IGN)

iShares S&P North American Technology-

    Semiconductors (IGW)

iShares S&P North American Technology-

    Software (IGV)

iShares S&P North American Technology

    Sector (IGM)

iShares Domestic Sector Index Funds

iShares Cohen & Steers Realty Majors (ICF)

iShares Dow Jones U.S. Basic Materials

    Sector (IYM)

iShares Dow Jones U.S. Consumer Services

    Sector (IYC)

iShares Dow Jones U.S. Consumer Goods

    Sector (IYK)

iShares Dow Jones U.S. Energy Sector (IYE)

iShares Dow Jones U.S. Financial Sector (IYF)

iShares Dow Jones U.S. Financial Services (IYG)

iShares Dow Jones U.S. Healthcare Sector (IYH)

iShares Dow Jones U.S. Industrial Sector (IYJ)

iShares Dow Jones U.S. Real Estate (IYR)

iShares Dow Jones U.S. Technology Sector (IYW)

iShares Dow Jones U.S. Telecommunications

    Sector (IYZ)

iShares Dow Jones Transportation Average (IYT)

iShares Dow Jones U.S. Utilities Sector (IDU)

iShares Dow Jones U.S. (IYY)

iShares Nasdaq Biotechnology (IBB)

iShares Domestic Subsector Index Funds

iShares Dow Jones U.S. Aerospace & Defense (ITA)

iShares Dow Jones U.S. Broker-Dealers (IAI)

iShares Dow Jones U.S. Healthcare Providers (IHF)

iShares Dow Jones U.S. Home Construction (ITB)

iShares Dow Jones U.S. Insurance (IAK)

iShares Dow Jones U.S. Medical Devices (IHI)

iShares Dow Jones U.S. Oil & Gas Exploration &

    Production (IEO)

iShares Dow Jones U.S. Oil Equipment &

    Services (IEZ)

iShares Dow Jones U.S. Pharmaceuticals (IHE)

iShares Dow Jones U.S. Regional Banks (IAT)

iShares FTSE NAREIT Industrial/Office (FIO)

iShares FTSE NAREIT Mortgage REITs (REM)

iShares FTSE NAREIT Real Estate 50 (FTY)

iShares FTSE NAREIT Residential (REZ)

iShares FTSE NAREIT Retail (RTL)

iShares Global Index Funds

iShares S&P Global 100 (IOO)

iShares S&P Global Consumer

    Discretionary Sector (RXI)

iShares S&P Global Consumer Staples

    Sector (KXI)

iShares S&P Global Energy Sector (IXC)

iShares S&P Global Financials Sector (IXG)

iShares S&P Global Healthcare Sector (IXJ)

iShares S&P Global Industrials Sector (EXI)

iShares S&P Global Infrastructure (IGF)

iShares S&P Global Materials Sector (MXI)

iShares S&P Global Technology Sector (IXN)

iShares S&P Global Telecommunications

    Sector (IXP)

iShares S&P Global Utilities Sector (JXI)

iShares Russell Index Funds

iShares Russell 3000 (IWV)

iShares Russell 3000 Growth (IWZ)

iShares Russell 3000 Value (IWW)

iShares Russell 1000 (IWB)

iShares Russell 1000 Growth (IWF)

iShares Russell 1000 Value (IWD)

iShares Russell Midcap (IWR)

iShares Russell Midcap Growth (IWP)

iShares Russell Midcap Value (IWS)

iShares Russell 2000 (IWM)

iShares Russell 2000 Growth (IWO)

iShares Russell 2000 Value (IWN)

iShares Russell Microcap (IWC)

iShares International Country Index Funds

iShares FTSE/Xinhua China 25 (FXI)

iShares MSCI Australia (EWA)

iShares MSCI Austria (EWO)

iShares MSCI Belgium (EWK)

iShares MSCI Brazil (EWZ)

iShares MSCI Canada (EWC)

iShares MSCI Chile (ECH)

iShares MSCI France (EWQ)

iShares MSCI Germany (EWG)

iShares MSCI Hong Kong (EWH)

iShares MSCI Israel Capped Investable

    Market (EIS)

iShares MSCI Italy (EWI)

iShares MSCI Japan (EWJ)

iShares MSCI Japan Small Cap (SCJ)

iShares MSCI Malaysia (EWM)

iShares MSCI Mexico (EWW)

iShares MSCI Netherlands (EWN)

iShares MSCI Singapore (EWS)

iShares MSCI South Africa (EZA)

iShares MSCI South Korea (EWY)

iShares MSCI Spain (EWP)

iShares MSCI Sweden (EWD)

iShares MSCI Switzerland (EWL)

iShares MSCI Taiwan (EWT)

iShares MSCI Thailand Investable

    Market (THD)

iShares MSCI Turkey Investable

    Market (TUR)

iShares MSCI United Kingdom (EWU)

iShares S&P/TOPIX 150 (ITF)

iShares Bond Funds

iShares Lehman Aggregate (AGG)

iShares Lehman Short Treasury (SHV)

iShares Lehman 1-3 Year Treasury (SHY)

iShares Lehman 3-7 Year Treasury (IEI)

iShares Lehman 7-10 Year Treasury (IEF)

iShares Lehman 10-20 Year

    Treasury (TLH)

iShares Lehman 20+ Year Treasury (TLT)

iShares Lehman TIPS (TIP)

iShares Lehman Credit (CFT)

iShares Lehman 1-3 Year Credit (CSJ)

iShares Lehman Intermediate Credit (CIU)

iShares iBoxx $ Investment Grade

    Corporate (LQD)

iShares iBoxx $ High Yield

    Corporate (HYG)

iShares Lehman Government/Credit (GBF)

iShares Lehman Intermediate

    Government/Credit (GVI)

iShares Lehman MBS (MBB)

iShares S&P National Municipal (MUB)

iShares S&P California Municipal (CMF)

iShares S&P New York Municipal (NYF)

iShares JPMorgan USD Emerging

    Markets (EMB)

iShares Specialty Index Funds

iShares KLD 400 Social (DSI)

iShares KLD Select SocialSM (KLD)

iShares Dow Jones Select Dividend (DVY)

iShares Dow Jones EPAC Select

    Dividend (IDV)

iShares S&P U.S. Preferred Stock (PFF)

iShares International Index Funds

iShares FTSE Developed Small Cap

    ex-North America (IFSM)

iShares FTSE EPRA/NAREIT Global

    Real Estate ex-U.S. (IFGL)

iShares FTSE EPRA/NAREIT North

    America (IFNA)

iShares FTSE EPRA/NAREIT Europe (IFEU)

iShares FTSE EPRA/NAREIT Asia (IFAS)

iShares MSCI ACWI (ACWI)

iShares MSCI ACWI ex US (ACWX)

iShares MSCI BRIC (BKF)

iShares MSCI EAFE (EFA)

iShares MSCI EAFE Growth (EFG)

iShares MSCI EAFE Value (EFV)

iShares MSCI EAFE Small Cap (SCZ)

iShares MSCI Emerging Markets (EEM)

iShares MSCI EMU (EZU)

iShares MSCI Kokusai (TOK)

iShares MSCI Pacific ex-Japan (EPP)

iShares S&P Asia 50 (AIA)

iShares S&P Europe 350 (IEV)

iShares S&P Latin America 40 (ILF)

iShares S&P World ex-U.S. Property (WPS)

iSHARES FAMILY OF FUNDS	21

The iShares® Family of Funds (Continued)

iShares Morningstar Index Funds

iShares Morningstar Large Core (JKD)

iShares Morningstar Large Growth (JKE)

iShares Morningstar Large Value (JKF)

iShares Morningstar Mid Core (JKG)

iShares Morningstar Mid Growth (JKH)

iShares Morningstar Mid Value (JKI)

iShares Morningstar Small Core (JKJ)

iShares Morningstar Small Growth (JKK)

iShares Morningstar Small Value (JKL)

iShares NYSE Index Funds

iShares NYSE Composite (NYC)

iShares NYSE 100 (NY)

iShares® is a registered trademark of Barclays Global Investors, N.A. The iShares Funds are not sponsored, endorsed or issued by Lehman Brothers, nor are they sponsored, endorsed, issued, sold or promoted by Cohen & Steers Capital Management, Inc., Dow Jones & Company, Inc., European Public Real Estate Association (“EPRA®”), FTSE International Limited (“FTSE”), FTSE/Xinhua Index Limited (“FXI”), iBoxx®, J.P. Morgan Securities Inc., KLD Research & Analytics, Inc., MSCI Inc., Morningstar Inc., The NASDAQ Stock Market, Inc., National Association of Real Estate Investment Trusts (“NAREIT”), New York Stock Exchange, Inc., Frank Russell Company, or Standard & Poor’s. None of these companies make any representation regarding the advisability of investing in the iShares Funds. Neither SEI nor BGI, nor any of their affiliates, are affiliated with the companies listed above. FXI does not make any warranty regarding the FTSE/Xinhua Index. All rights in the FTSE/Xinhua Index vest in FXI. Neither FTSE nor NAREIT makes any warranty regarding the FTSE NAREIT Real Estate 50 Index, FTSE NAREIT Residential Index, FTSE NAREIT Retail Index, FTSE NAREIT Mortgage REITs Index or FTSE NAREIT Industrial/Office Index; all rights vest in NAREIT. Neither FTSE nor NAREIT makes any warranty regarding the FTSE EPRA/NAREIT Global Real Estate ex-US/North America/Europe/Asia Index; all rights vest in FTSE, NAREIT, and EPRA. All rights in the FTSE Developed Small Cap ex-North America Index vest in FTSE. “FTSE” is a trade- and servicemark of London Stock Exchange and The Financial Times Limited; “Xinhua” is a trade- and servicemark of Xinhua Financial Network Limited. “NAREIT” is a trademark of NAREIT; “EPRA®” is a trademark of EPRA.

An investment in the Fund(s) is not a deposit of a bank and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

This advertising section does not constitute part of the 2008 Semi-Annual Report.

6712-iS-0408

22	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

The iShares Funds are distributed by SEI Investments Distribution Co. (SEI). Barclays Global Fund Advisors (BGFA) serves as an adviser to the iShares Funds. BGFA is a subsidiary of Barclays Global Investors, N.A., a majority-owned subsidiary of Barclays Bank PLC, none of which are affiliated with SEI.

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. Neither SEI nor BGI, nor any of their affiliates, are affiliated with the company listed above.

©2008 Barclays Global Investors. All rights reserved. iShares® is a registered trademark of Barclays Global Investors, N.A. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

Investing involves risk, including possible loss of principal.

A description of the policies that the Fund uses to determine how to vote proxies relating to portfolio securities and information about how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Fund's website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q is available on the SEC's website or may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund also discloses its complete schedule of portfolio holdings on a monthly basis on the Fund's website.

This report is intended for the Fund's shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

BGI-F-037-04008

For more information visit our website
or call 1-800-iShares (1-800-474-2737)
www.iShares.com

iShares®

BARCLAYS

iSHARES® MSCI SERIES

2008 Semi-Annual Report to Shareholders – February 29, 2008

iShares MSCI Emerging Markets Index Fund

iShares®

Fund Performance Overview

iSHARES® MSCI EMERGING MARKETS INDEX FUND

Performance as of February 29, 2008

The iShares MSCI Emerging Markets Index Fund (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI Emerging Markets IndexSM (the “Index”). The Index is designed to measure equity market performance in the global emerging markets. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended February 29, 2008, the Fund returned 6.78%, while the Index returned 8.15%.

Average Annual Total Returns						Cumulative Total Returns

Year Ended 2/29/08			Inception to 2/29/08			Inception to 2/29/08

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
28.64%	28.12%	33.21%	35.51%	35.54%	36.35%	343.51%	343.90%	356.95%

Total returns for the period since inception are calculated from the inception date of the Fund (4/7/03). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (4/11/03), the NAV of the Fund is used as a proxy for secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table(s) above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION As of 2/29/08
Sector/Investment Type	Percentage of Net Assets

Financial	19.31%

Energy	17.83

Basic Materials	14.56

Communications	14.20

Technology	10.54

Industrial	8.77

Consumer Non-Cyclical	4.28

Utilities	4.08

Consumer Cyclical	3.57

Diversified	1.89

Exchange-Traded Funds	0.45

Short-Term and Other Net Assets	0.52

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 2/29/08
Security	Percentage of Net Assets
OAO Gazprom SP ADR Reg S (Russia)	3.59%
Samsung Electronics Co. Ltd. GDR (South Korea)	3.07
POSCO ADR (South Korea)	2.70
Petroleo Brasileiro SA Preferred SP ADR (Brazil)	2.64
China Mobile Ltd. (China)	2.50
Petroleo Brasileiro SA ADR (Brazil)	2.44
Taiwan Semiconductor Manufacturing Co. Ltd. SP ADR (Taiwan)	2.43
Chunghwa Telecom Co. Ltd. SP ADR (Taiwan)	2.23
Companhia Vale do Rio Doce Preferred SP ADR (Brazil)	1.94
Companhia Vale do Rio Doce ADR (Brazil)	1.66

TOTAL	25.20%

FUND PERFORMANCE OVERVIEW	1

Shareholder Expenses (Unaudited)

iSHARES® MSCI EMERGING MARKETS INDEX FUND

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2007 to February 29, 2008.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your on going costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (9/1/07)	Ending Account Value (2/29/08)	Annualized Expense Ratio	Expenses Paid During Period[a] (9/1/07 to 2/29/08)
Actual	$ 1,000.00	$ 1,067.80	0.72%	$ 3.70
Hypothetical (5% return before expenses)	1,000.00	1,021.30	0.72	3.62

[a]

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (366 days).

2	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MSCI EMERGING MARKETS INDEX FUND

February 29, 2008

Security	Shares	Value
COMMON STOCKS – 89.54%

ARGENTINA – 0.69%
BBVA Banco Frances SA ADR	1,296,804	$9,661,190
Petrobras Energia Participaciones SA SP ADR	2,445,755	29,128,942
Tenaris SA ADR	3,192,903	141,924,538

		180,714,670

BRAZIL – 5.10%
Companhia Siderurgica
Nacional SP ADR	1,366,075	51,077,544
Companhia Vale do Rio Doce ADR	12,415,800	432,566,472
Empresa Brasileira de Aeronautica SA ADR	1,395,483	61,847,807
Gafisa SA ADR[a]	256,263	10,037,822
Petroleo Brasileiro SA ADR	5,415,725	635,481,172
TAM SA ADR	121,800	2,550,492
Unibanco – Uniao de Bancos Brasileiros SA Units GDR	945,700	128,255,834
Vivo Participacoes SA ADR	718,400	4,360,688

		1,326,177,831

CHILE – 1.82%
Banco Santander Chile SA ADR	2,380,680	123,223,997
Compania de Telecomunicaciones de Chile SA SP ADR	2,885,918	23,116,203
Enersis SA SP ADR	7,041,956	111,051,646
LAN Airlines SA SP ADR[b]	3,107,505	41,578,417
Sociedad Quimicay Minerade Chile SA SP ADR	889,650	173,526,233

		472,496,496

CHINA – 15.13%
Agile Property Holdings Ltd.[b]	9,800,000	13,930,456
Air China Ltd. Class Hb	31,850,000	30,905,837
Alibaba.com Ltd.[a,b]	7,350,000	17,816,121
Aluminum Corp. of China Ltd. Class H	7,350,000	14,831,023
Angang New Steel Co. Ltd. Class Hb	17,151,320	46,291,469

Security	Shares	Value
Anhui Conch Cement Co. Ltd. Class H	2,450,000	$19,381,093
Bank of China Ltd. Class Hb	173,950,000	74,671,525
Bank of Communications Co. Ltd. Class Hb	57,681,000	70,797,883
Beijing Capital International Airport Co. Ltd. Class Hb	19,604,000	21,139,308
Beijing Enterprises Holdings Ltd.	4,042,000	17,065,374
Brilliance China Automotive Holdings Ltd.[a,b]	29,574,000	5,967,519
Chaoda Modern Agriculture (Holdings) Ltd.[b]	2,478,175	2,825,138
China Agri-Industries Holdings Ltd.[a,b]	7,356,000	5,464,541
China Coal Energy Co. Class H	5,956,000	13,518,531
China Communications Construction Co. Ltd. Class Hb	33,075,000	88,206,802
China Construction Bank Class Hb	236,817,000	184,141,795
China COSCO Holdings Co. Ltd. Class H	6,517,000	19,725,261
China Eastern Airlines Corp. Ltd. Class Ha,b	84,000,000	54,411,906
China Ever bright Pacific Ltd.[a,b]	27,178,000	64,271,648
China Foods Ltd.[a,b]	6,156,000	3,821,465
China High Speed Transmission Equipment Group Co. Ltd.[a,b]	2,450,000	4,496,539
China Life Insurance Co. Ltd. Class H	63,700,000	257,480,417
China Mengniu Dairy Co. Ltd.	4,900,000	13,477,023
China Merchants Holdings (International) Co. Ltd.[b]	9,800,000	54,034,046
China Mobile Ltd.	42,262,500	651,809,296
China National Building Material Co. Ltd. Class H	3,588,000	11,597,771
China Overseas Land & Investment Ltd.	34,300,000	68,241,599

SCHEDULE OF INVESTMENTS	3

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS INDEX FUND

February 29, 2008

Security	Shares	Value
China Petroleum & Chemical Corp. Class H	127,400,000	$144,909,487
China Railway Group Ltd. Class Ha,b	24,500,000	29,284,186
China Resources Enterprises Ltd.	17,164,000	62,319,086
China Resources Land Ltd.	39,232,000	73,919,418
China Resources Power Holdings Co. Ltd.	7,350,000	18,685,200
China Shenhua Energy Co. Ltd. Class H	12,862,500	67,448,092
China Shipping Development Co. Ltd. Class H	22,068,000	70,481,232
China Southern Airlines Co. Ltd. Class Ha	1,964,000	1,999,175
China Telecom Corp. Ltd. Class H	31,850,000	24,356,256
China Travel International Investment Hong Kong Ltd.[b]	84,294,951	46,585,863
CITIC Pacific Ltd.	13,475,000	74,383,406
CITIC Resources Holdings Ltd.[a]	2,240,000	1,024,902
CNOOC Ltd.	147,000,000	253,544,370
COSCO Pacific Ltd.	7,350,000	16,210,214
Country Garden Holdings Co.[a,b]	24,500,000	23,238,418
Datang International Power Generation Co. Ltd. Class H	19,616,000	13,513,236
Denway Motors Ltd.[b]	46,550,000	24,050,819
Dongfang Electric Co. Ltd.	2,028,000	12,380,714
FU JI Food and Catering Services Holdings Ltd.	1,225,000	2,172,698
Global Bio-Chem Technology Group Co. Ltd.	8,894,000	3,715,050
GOME Electrical Appliances Holdings Ltd.[b]	14,700,000	32,873,860
Guangdong Investment Ltd.[b]	17,154,110	9,281,847
Guangshen Railway Co. Ltd. Class Hb	78,470,363	51,939,410
Guangzhou Investment Co. Ltd.	37,804,000	9,085,807

Security	Shares	Value
Guangzhou R&F Properties Co. Ltd. Class Hb	980,000	$3,066,967
Harbin Power Equipment Co. Ltd. Class Hb	2,450,000	5,586,037
Huadian Power International Corp. Ltd. Class Hb	39,200,000	13,451,833
Huaneng Power International Inc. Class Hb	29,034,000	24,329,803
Hunan Non-Ferrous Metals Corp. Ltd. Class Hb	34,328,000	17,956,721
Industrial and Commercial Bank of China Class Hb	253,593,000	180,563,990
Jiangsu Expressway Co. Ltd. Class Hb	7,356,000	7,062,305
Jiangxi Copper Co. Ltd. Class Hb	24,518,000	58,863,493
KWG Property Holding Ltd.[a,b]	6,125,000	6,171,721
Lenovo Group Ltd.[b]	51,450,000	35,707,814
Li Ning Co. Ltd.[b]	4,900,000	15,492,279
Maanshan Iron & Steel Co. Ltd. Class Hb	26,950,000	17,249,330
Nine Dragons Paper Holdings Ltd.[b]	12,545,000	22,572,664
PetroChina Co. Ltd. Class H	149,450,000	227,421,616
Ping An Insurance (Group) Co. of China Ltd. Class Hb	13,478,500	105,324,465
Shanghai Forte Land Co. Class H	7,350,000	3,211,814
Shanghai Industrial Holdings Ltd.[b]	4,904,000	20,326,579
Shenzhen Investment Ltd.[b]	34,986,000	19,200,224
Sinofert Holdings Ltd.[b]	40,694,000	41,475,123
Sinopec Shanghai Petrochemical Co. Ltd. Class Hb	29,424,000	14,256,968
Sinotrans Ltd. Class Hb	29,400,000	9,370,940
Travelsky Technology Ltd. Class Hb	4,713,000	3,997,841
Tsingtao Brewery Co. Ltd. Class Hb	4,904,000	14,559,503
Weichai Power Co. Ltd. Class Hb	4,901,000	25,069,859

4	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS INDEX FUND

February 29, 2008

Security	Shares	Value
XinAo Gas Holdings Ltd.[b]	4,550,000	$8,455,977
Yanzhou Coal Mining Co. Ltd. Class Hb	26,950,800	45,722,473
Zhejiang Expressway Co. Ltd. Class H	26,950,000	27,086,298
Zijin Mining Group Co. Ltd. Class Hb	49,000,000	67,133,209

		3,938,411,978

COLOMBIA – 0.02%
Bancolombia SA SP ADR	146,799	4,954,466

		4,954,466

CZECH REPUBLIC – 2.17%
Central European Media Enterprises Ltd. Class Aa	22,886	2,215,741
CEZ AS	5,002,043	372,662,632
Komercni Banka AS	342,494	84,274,925
Philip Morris CR AS	14,051	6,122,929
Unipetrol ASa	5,275,430	90,314,078
Zentiva NVb	150,026	8,292,213

		563,882,518

EGYPT – 1.11%
Orascom Construction Industries Co. GDR	837,180	209,085,705
Orascom Telecom Holding SAE GDR Reg Sb	1,092,529	79,863,870

		288,949,575

HUNGARY – 1.43%
Gedeon Richter Rtb	538,757	117,093,181
Magyar Telekom PLC[b] MOL Magyar Olaj-es	3,818,752	18,548,559
Gazipari Rtb	759,858	104,150,598
OTP Bank Ltd.[b]	3,249,523	132,620,288

		372,412,626

INDIA – 6.30%
HDFC Bank Ltd. ADR	3,105,375	338,827,466
ICICI Bank Ltd. SP ADR	5,354,723	277,588,840
Infosys Technologies Ltd. SP ADR[b]	5,830,236	226,912,785
Mahanagar Telephone Nigam Ltd. ADR[b]	7,327,190	44,769,131

Security	Shares	Value
Reliance Industries Ltd. GDR[b,c]	2,634,975	$320,808,206
Satyam Computer Services Ltd. ADR[b]	7,370,633	184,118,412
Tata Communications Ltd. ADR[b]	6,691,946	165,960,261
Wipro Ltd. ADR[b]	7,081,725	81,723,107

		1,640,708,208

INDONESIA – 2.33%
PT Aneka Tambang Tbk	110,862,500	50,141,891
PT Astra Agro Lestari Tbk	3,062,500	10,675,676
PT Astra International Tbk	18,994,500	58,355,965
PT Bank Central Asia Tbk	110,320,000	43,507,336
PT Bank Danamon Indonesia Tbk	18,866,487	15,921,525
PT Bank Mandiri Tbk	41,037,500	14,826,014
PT Bank Pan Indonesia Tbk[a]	305,812,522	21,928,091
PT Bank Rakyat Indonesia Tbk	49,329,061	39,180,280
PT Bumi Resources Tbk	170,275,000	144,635,135
PT Indosat Tbk	1,837,500	1,388,513
PT Kalbe Farma Tbk	290,157,126	33,608,935
PT Perusahaan Gas Negara Tbk	23,170,500	35,273,348
PT Ramayana Lestari Sentosa Tbk	118,911,870	10,625,330
PT Semen Gresik (Persero) Tbk	6,285,000	3,674,628
PT Telekomunikasi Indonesia Tbk	82,821,000	89,536,216
PT United Tractors Tbk	22,746,771	33,248,176

		606,527,059

ISRAEL – 3.63%
Africa Israel Investments Ltd.[b]	299,573	20,275,668
Aladdin Knowledge Systems Ltd.[a]	96,795	2,053,990
Alvarion Ltd.[a]	1,528,800	11,573,016
AudioCodes Ltd.[a]	133,815	566,037
Bank Hapoalim Ltd.[b]	14,228,542	62,634,786
Bank Leumi Le-Israel[b]	18,628,730	87,698,704
Check Point Software Technologies Ltd.[a]	1,968,100	43,140,752
Clal Insurance Co. Ltd.	121,275	2,743,763
Discount Investment Corp. Ltd.	102,984	2,754,334

SCHEDULE OF INVESTMENTS	5

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS INDEX FUND

February 29, 2008

Security	Shares	Value
Elbit Systems Ltd.[b]	938,350	$54,034,127
Elite Industries Ltd.[a,b]	275,625	3,979,194
Given Imaging Ltd.[a,b]	278,075	4,410,270
Israel Chemicals Ltd.[b]	10,019,275	141,230,160
Israel Corp. Ltd. (The)[b]	27,879	30,981,739
Israel Discount Bank Class Aa,b	21,032,485	55,115,420
Koor Industries Ltd.	396,957	28,740,978
Makhteshim-Agan Industries Ltd.[a,b]	4,307,224	36,851,556
Mizrahi Tefahot Bank Ltd.[b]	6,703,372	52,047,086
NICE Systems Ltd.[a]	245,200	8,030,129
Teva Pharmaceutical Industries Ltd.[b]	6,046,600	295,712,767

		944,574,476

MALAYSIA – 0.54%
AMMB Holdings Bhd	9,752,175	11,356,422
Bumiputra-Commerce Holdings Bhd	2,034,000	6,685,553
Bursa Malaysia Bhd	2,930,800	10,458,951
Gamuda Bhd	12,166,000	15,005,178
Genting Bhd	3,359,400	7,203,597
IGB Corp. Bhd	4,577,800	2,751,409
IJM Corp. Bhd	3,701,200	8,399,969
IOI Corp. Bhd	5,265,000	13,267,569
MMC Corp. Bhd	3,896,000	4,634,466
Resorts World Bhd	19,905,500	23,304,608
Sime Darby Bhd[a]	1,501,673	5,452,937
SP Setia Bhd	4,821,300	7,516,066
Tenaga Nasional Bhd	3,152,700	8,931,581
UEM World Bhd	3,896,000	4,268,587
YTL Corp. Bhd	4,480,400	10,799,524
YTL Power International Bhd	298,693	236,561

		140,272,978

MEXICO – 5.61%
Alfa SAB de CV Class Ab	5,050,600	31,194,286
America Movil SAB de CV Series Lb	131,075,000	394,143,405
Axtel SAB de CV Series CPO[a,b]	1,225,000	2,704,114
Carso Infraestructura y Construccion SAB de CV Series B1[a,b]	3,928,200	3,591,648

Security	Shares	Value
Cemex SAB de CV Series CPO[a,b]	55,982,564	$153,558,622
Consorcio ARA SAB de CVb	32,979,800	34,246,585
Controladora Comercial Mexicana SA de CV BC Units[b]	13,241,100	33,429,197
Corporacion Geo SAB de CV Series Ba,b	6,648,700	20,854,921
Desarrolladora Homex SAB de CVa,b	1,257,300	12,403,730
Empresas ICA SAB de CVa,b	8,452,500	50,833,448
Fomento Economico Mexicano SAB de CV BD Units[b]	21,338,000	85,027,101
Grupo Carso SA de CV Series A1[b]	1,104,141	4,873,619
Grupo Financiero Banorte SAB de CV Series Ob	12,996,256	52,102,397
Grupo Mexico SA de CV Series Bb	13,352,500	93,220,714
Grupo Modelo SAB de CV Series Cb	15,067,598	68,264,796
Grupo Televisa SA Series CPO[b]	24,473,500	107,590,879
Industrias Penoles SAB de CVb	1,225,088	29,495,928
Kimberly-Clark de Mexico SAB de CV Class Ab	8,707,200	35,931,020
Telefonos de Mexico SAB de CV Series Lb	61,580,000	102,094,231
Urbi Desarrollos Urbanos SA de CVa,b	4,210,400	15,237,623
Wal-Mart de Mexico SAB de CV Series Vb	35,869,500	130,281,820

		1,461,080,084

PERU – 0.61%
Compania de Minas
Buenaventura SA ADR	2,077,718	157,968,900

		157,968,900

PHILIPPINE ISLANDS – 1.46%
Ayala Corp.	4,452,108	47,860,298
Ayala Land Inc.	39,886,200	11,581,931
Bank of the Philippine Islands	28,510,200	39,103,327

6	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS INDEX FUND

February 29, 2008

Security	Shares	Value
Filinvest Land Inc.[a]	459,743,375	$12,043,198
Globe Telecom Inc.	563,500	20,609,910
Jollibee Foods Corp.	44,246,600	53,579,226
Manila Electric Co.[a]	14,555,852	28,417,455
Megaworld Corp.	330,230,040	20,238,984
Metropolitan Bank & Trust Co.	40	42
Petron Corp.	244,476,000	37,458,327
Philippine Long
Distance Telephone Co.	747,250	53,553,071
SM Investments Corp.	2,353,291	16,719,910
SM Prime Holdings Inc.	169,506,820	38,957,456

		380,123,135
RUSSIA – 8.94%
Comstar United Telesystems GDR	275,665	2,729,084
JSC MMC Norilsk Nickel ADR	7,436,940	218,274,189
LUKOIL SP ADR	3,937,800	292,972,320
Mobile TeleSystems SP ADR	1,102,500	90,471,150
Novolipetsk Steel GDR Reg S	594,125	27,222,808
OAO Gazprom SP ADR Reg S	18,375,508	933,475,806
OAO NOVATEK SP GDR Reg S	589,225	44,898,945
OAO Tatneft SP ADR Reg S	411,600	51,655,800
Polyus Gold SP ADR	735,983	40,479,065
RAO Unified Energy System of Russia GDR Reg Sa	653,376	76,118,304
Rostelecom SP ADR[b]	877,103	59,949,990
Sberbank GDR Reg Sb	480,346	182,667,922
Surgutneftegaz SP ADR[b]	834,225	38,416,061
Vimpel-Communications SP ADR	5,627,879	195,456,238
VTB Bank OJSC GDR Reg Sa	5,451,250	40,884,375
Wimm-Bill-Dann Foods OJSC ADR	310,458	32,678,809

		2,328,350,866
SOUTH AFRICA – 7.68%
African Bank Investments Ltd.	12,705,527	50,880,023
African Rainbow Minerals Ltd.	305,025	8,002,529
Anglo Platinum Ltd.	517,685	82,657,353
AngloGold Ashanti Ltd.	1,238,475	45,210,003
ArcelorMittal South Africa Ltd.	3,949,400	95,097,030
Aveng Ltd.[b]	1,766,090	14,099,339
AVI Ltd.	4,920,907	11,151,982

Security	Shares	Value
Barloworld Ltd.	2,486,884	$30,420,991
Bidvest Group Ltd.	2,767,321	41,337,974
FirstRand Ltd.	31,980,304	77,004,910
Foschini Ltd.	6,005,006	32,375,064
Gold Fields Ltd.	5,065,375	71,420,017
Grindrod Ltd.	1,969,800	6,112,705
Harmony Gold Mining Co. Ltd.[a]	2,552,900	31,623,002
Impala Platinum Holdings Ltd.	4,516,114	190,771,020
Imperial Holdings Ltd.	2,648,079	27,278,165
Investec Ltd.	4,159,352	32,134,471
Kumba Iron Ore Ltd.	455,700	19,774,393
Liberty Group Ltd.	897,296	8,780,991
Metropolitan Holdings Ltd.	10,294,251	19,087,606
MTN Group Ltd.	12,389,993	197,827,641
Murray & Roberts Holdings Ltd.	2,312,800	29,333,814
Nampak Ltd.	8,192,291	19,515,124
Naspers Ltd.	4,216,545	81,001,056
Nedbank Group Ltd.	3,501,385	52,749,695
Network Healthcare Holdings Ltd.[a]	19,385,425	23,888,094
Pick’n Pay Stores Ltd.	5,546,075	22,138,167
Pretoria Portland Cement Co. Ltd.	4,453,208	24,542,058
Reunert Ltd.	1,730,298	12,810,998
Sanlam Ltd.	19,562,464	47,230,121
Sappi Ltd.	501,519	6,315,685
Sasol Ltd.	5,122,123	265,466,738
Shoprite Holdings Ltd.	12,785,325	67,086,264
SPAR Group Ltd. (The)	1,969,924	12,619,344
Standard Bank Group Ltd.	9,719,069	123,269,354
Steinhoff International Holdings Ltd.	2,059,225	4,770,119
Telkom South Africa Ltd.	1,483,626	26,936,290
Tiger Brands Ltd.	1,700,684	30,660,336
Truworths International Ltd.	10,204,341	34,832,842
Woolworths Holdings Ltd.	13,798,895	22,067,855

		2,000,281,163
SOUTH KOREA – 12.20%
Daelim Industrial Co. Ltd.	199,100	31,803,418
Doosan Heavy Industries & Construction Co. Ltd.	231,790	34,433,422

SCHEDULE OF INVESTMENTS	7

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS INDEX FUND

February 29, 2008

Security	Shares	Value
Hyundai Development Co.	212,800	$15,500,261
Hyundai Engineering & Construction Co. Inc.	325,410	29,905,631
Hyundai Heavy Industries Co. Ltd.	375,500	152,551,249
Hyundai Merchant Marine Co. Ltd.[a]	286,780	12,215,750
Kookmin Bank SP ADR[a]	6,641,743	406,673,924
Korea Electric Power Corp. SP ADR	16,064,159	278,070,592
KT Corp. SP ADR[a]	8,539,869	207,433,418
LG. Philips LCD Co. Ltd. ADR[a,b]	7,496,534	177,367,994
NHN Corp.[a]	187,575	42,646,571
POSCO ADR	5,201,350	703,742,655
Samsung Electronics Co. Ltd. GDR[c]	2,725,050	798,439,650
Samsung Engineering Co. Ltd.	187,990	20,019,168
Samsung Heavy Industries Co. Ltd.	2,036,070	69,274,731
Shinhan Financial Group Co. Ltd. ADR[a]	196,000	20,803,440
SK Telecom Co. Ltd. ADR	7,854,856	175,948,774

		3,176,830,648

TAIWAN – 9.61%
Asia Cement Corp.	3,051,000	5,161,485
AU Optronics Corp. SP ADR[b]	17,188,574	327,957,992
Catcher Technology Co. Ltd.	3,201,000	12,062,640
Cheng Shin Rubber Industry Co. Ltd.	3,051,000	5,763,493
Chunghwa Telecom Co. Ltd. SP ADR	23,660,504	580,628,768
CMC Magnetics Corp.[a]	8,136,000	2,684,367
Compal Communications Inc.	2,475,000	4,643,377
D-Link Corp.	1,374,400	2,200,640
Epistar Corp.	2,291,438	7,041,456
Evergreen Marine Corp. Ltd.	10,170,000	8,553,130
Far Eastern Textile Ltd.	5,085,000	8,520,233
Foxconn Technology Co. Ltd.	1,068,000	7,116,545
HannStar Display Corp.[a]	10,946,988	4,833,459
High Tech Computer Corp.	3,126,000	66,534,304
Hon Hai Precision Industry Co. Ltd.	5,085,000	30,922,853

Security	Shares	Value
Macronix International Co. Ltd.	21,957,000	$10,049,864
MediaTek Inc.	3,145,000	36,216,076
MiTAC International Corp.	7,119,000	6,240,495
Mosel Vitelic Inc.	10,545,000	8,169,263
Siliconware Precision Industries Co. SP ADR[b,d]	43,309,875	354,274,778
Synnex Technology International Corp.	4,068,000	10,290,073
Taiwan Cement Corp.	7,119,000	12,665,211
Taiwan Semiconductor Manufacturing Co. Ltd. SP ADR	64,860,770	631,743,900
Tatung Co. Ltd.[a]	14,763,000	8,882,154
U-Ming Marine Transport Corp.	2,034,000	5,592,431
Uni-President Enterprises Co.	6,102,000	9,020,262
United Microelectronics Corp. SP ADR[b]	87,125,313	278,801,002
Wintek Corp.	9,378,000	9,494,789
Yang Ming Marine Transport Corp.	14,763,000	9,980,485
Yuanta Financial Holding Co. Ltd.[a]	38,829,000	35,293,382

		2,501,338,907

THAILAND – 2.21%
Bangkok Bank PCL	7,865,600	33,236,689
Bangkok Expressway PCL	22,250,100	15,481,404
Banpu PCL	2,511,000	38,293,249
Electricity Generating PCL	3,378,700	10,412,514
IRPC PCL	79,537,600	15,162,052
Kasikornbank PCL	15,953,000	45,362,780
Krung Thai Bank PCL	13,707,900	4,529,378
Precious Shipping PCL	6,672,400	5,935,733
PTT Aromatics & Refining PCL[a]	17,402,686	23,360,238
PTT Chemical PCL	7,417,968	27,810,015
PTT Exploration & Production PCL	18,795,500	96,142,192
PTT PCL	10,920,100	118,655,257
Ratchaburi Electricity Generating Holding PCL	39,832,400	55,683,101
Siam Cement PCL	2,511,000	17,072,406
Siam City Cement PCL	696,900	5,313,932
Siam Makro PCL[d]	13,293,000	41,600,016

8	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS INDEX FUND

February 29, 2008

Security	Shares	Value
Thai Airways International PCL	2,498,800	$2,560,327
Thanachart Capital PCL	19,653,900	9,616,205
True Corp. PCL[a]	28,799,400	4,940,961
United Broadcasting Corp. PCL[a,e]	5,658,800	3,236,168

		574,404,617

TURKEY – 0.95%
Adana Cimento Sanayi TAS Class Ab	4,487,732	23,214,008
Akbank TAS[b]	5,789,524	31,385,377
Akcansa Cimento Sanayi ve Ticaret ASb	619,973	2,924,766
Arcelik ASb	895,578	5,188,534
Dogan Yayin Holding ASa,b	2,743,533	7,084,480
Eregli Demir ve Celik Fabrikalari TAS[b]	3,678,785	26,489,077
Hurriyet Gazetecilik ve Matbaacilik ASa,b	1,869,513	4,518,088
Migros Turk TAS[b]	760,573	12,211,967
Petkim Petrokimya Holding ASa,b	1,474,900	8,911,045
Tofas Turk Otomobil Fabrikasi ASb	6,794,894	32,055,366
Trakya Cam Sanayii ASb	292,378	580,764
Tupras-Turkiye Petrol Rafinerileri ASb	953,084	24,650,424
Turk Sise ve Cam Fabrikalari ASb	8,569,807	13,476,212
Turkiye Garanti Bankasi ASb	5,243,340	31,679,191
Yapi ve Kredi Bankasi ASa,b	10,223,172	23,352,745

		247,722,044

TOTAL COMMON STOCKS (Cost: $ 21,963,675,005)		23,308,183,245

PREFERRED STOCKS – 9.49%

BRAZIL – 9.49%
Aracruz Celulose SA SP ADR	812,593	58,864,237
Banco Bradesco SA SP ADR	12,415,375	389,718,621
Banco Itau Holding Financiera SA ADR	15,243,900	386,280,426

Security	Shares	Value
Brasil Telecom Participacoes SA ADR	913,945	$63,153,600
Companhia Brasileira de Distribuicao Grupo Pao de Acucar SP ADR[b]	1,054,284	45,745,383
Companhia de Bebidas das Americas ADR	1,515,325	123,468,681
Companhia Energetica de Minas Gerais SP ADR	606,398	11,539,754
Companhia Vale do Rio Doce SP ADR	17,213,125	504,688,825
Gerdau SA SP ADR	2,646,585	86,728,590
Net Servicos de Comunicacao SA ADR[a,b]	1,837,584	20,103,169
Petroleo Brasileiro SA SP ADR	7,016,800	687,155,224
Tele Norte Leste Participacoes SA ADR	2,303,232	57,649,897
Votorantim Celulose e Papel SA SP ADR	1,128,357	35,498,111

		2,470,594,518

TOTAL PREFERRED STOCKS (Cost: $ 1,825,177,586)		2,470,594,518

EXCHANGE-TRADED FUNDS – 0.45%
iShares MSCI Malaysia Index Fund[b,d]	1,099,526	13,777,061
iShares MSCI South Korea Index Fund[d]	816,043	46,351,242
iShares MSCI Taiwan Index Fund[b,d]	3,768,100	58,141,783

TOTAL EXCHANGE- TRADED FUNDS (Cost: $ 112,540,386)		118,270,086

SCHEDULE OF INVESTMENTS	9

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS INDEX FUND

February 29, 2008

Security	Shares	Value
SHORT-TERM INVESTMENTS – 7.34%

MONEY MARKET FUNDS – 7.34%
Barclays Global Investors
Funds Institutional
Money Market Fund,
Institutional Shares
3.59%[d,f]	43,515,291	$43,515,291
BGI Cash Premier Fund LLC
3.63%[d,f,g]	1,865,745,492	1,865,745,492

		1,909,260,783

TOTAL SHORT-TERM INVESTMENTS (Cost: $ 1,909,260,783)		1,909,260,783

TOTAL INVESTMENTS IN SECURITIES – 106.82% (Cost: $ 25,810,653,760)		27,806,308,632
Other Assets, Less Liabilities – (6.82)%		(1,775,356,824)

NET ASSETS – 100.00%		$26,030,951,808

ADR – American Depositary Receipts

GDR – Global Depositary Receipts

SP ADR – Sponsored American Depositary Receipts

SP GDR – Sponsored Global Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	Affiliated issuer. See Note 2.
[e]	Security valued at fair value in accordance with procedures approved by the Board of Directors. See Note 1.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	This security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

10	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statement of Assets and Liabilities (Unaudited)

iSHARES®, INC.

February 29, 2008

iShares MSCI Emerging Markets Index Fund
ASSETS
Investments, at cost:
Unaffiliated issuers	$23,387,162,858
Affiliated issuers (Note 2)	2,423,490,902

Total cost of investments	$25,810,653,760

Investments in securities, at value (including securities on loana) (Note 1):
Unaffiliated issuers	$25,382,902,969
Affiliated issuers (Note 2)	2,423,405,663

Total value of investments	27,806,308,632
Foreign currency, at value[b]	25,608,941
Receivables:
Investment securities sold	125,172,721
Due from custodian (Note 4)	19,929,488
Dividends and interest	57,148,892
Capital shares sold	17,651,050

Total Assets	28,051,819,724

LIABILITIES
Payables:
Investment securities purchased	141,201,252
Collateral for securities on loan (Note 5)	1,865,745,492
Investment advisory fees (Note 2)	13,921,172

Total Liabilities	2,020,867,916

NET ASSETS	$26,030,951,808

Net assets consist of:
Paid-in capital	$21,567,267,119
Distributions in excess of net investment income	(6,058,929)
Undistributed net realized gain	2,474,998,963
Net unrealized appreciation on investments and translation of assets and liabilities in foreign currencies	1,994,744,655

NET ASSETS	$26,030,951,808

Shares outstanding[c]	183,750,000

Net asset value per share	$141.67

[a]	Securities on loan with market value of $1,754,722,912. See Note 5.
[b]	Cost of foreign currency: $26,277,162.
[c]	$0.001 par value, number of shares authorized: 500,000,000.

See notes to financial statements.

FINANCIAL STATEMENTS	11

Statement of Operations (Unaudited)

iSHARES®, INC.

Six months ended February 29, 2008

iShares MSCI Emerging Markets Index Fund
NET INVESTMENT INCOME
Dividends from unaffiliated issuers[a]	$225,022,736
Dividends from affiliated issuers (Note 2)	2,447,146
Interest from affiliated issuers (Note 2)	1,564,216
Securities lending income from affiliated issuers (Note 2)	11,157,507

Total investment income	240,191,605

EXPENSES
Investment advisory fees (Note 2)	88,996,590
Foreign taxes (Note 1)	37,984

Total expenses	89,034,574
Less investment advisory fees waived (Note 2)	(367,588)

Net expenses	88,666,986

Net investment income	151,524,619

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	(197,218,785)
Investments in affiliated issuers (Note 2)	38,551,064
In-kind redemptions	2,751,829,475
Foreign currency transactions	(446,648)

Net realized gain	2,592,715,106

Net change in unrealized appreciation (depreciation) on:
Investments	(2,085,023,130)
Translation of assets and liabilities in foreign currencies	(1,021,486)

Net change in unrealized appreciation (depreciation)	(2,086,044,616)

Net realized and unrealized gain	506,670,490

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$658,195,109

[a]	Net of foreign withholding tax of $9,741,164.

See notes to financial statements.

12	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

iSHARES®, INC.

	iShares MSCI Emerging Markets Index Fund
	Six months ended February 29, 2008 (Unaudited)	Year ended August 31, 2007
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$151,524,619	$250,914,401
Net realized gain	2,592,715,106	2,359,691,063
Net change in unrealized appreciation (depreciation)	(2,086,044,616)	2,303,383,261

Net increase in net assets resulting from operations	658,195,109	4,913,988,725

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(360,643,610)	(209,458,860)

Total distributions to shareholders	(360,643,610)	(209,458,860)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	14,510,632,821	7,873,614,616
Cost of shares redeemed	(6,975,603,644)	(6,349,153,507)

Net increase in net assets from capital share transactions	7,535,029,177	1,524,461,109

INCREASE IN NET ASSETS	7,832,580,676	6,228,990,974

NET ASSETS
Beginning of period	18,198,371,132	11,969,380,158

End of period	$26,030,951,808	$18,198,371,132

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(6,058,929)	$203,060,062

SHARES ISSUED AND REDEEMED
Shares sold	96,300,000	67,200,000
Shares redeemed	(48,000,000)	(54,600,000)

Net increase in shares outstanding	48,300,000	12,600,000

See notes to financial statements.

FINANCIAL STATEMENTS	13

Financial Highlights

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Emerging Markets Index Fund
	Six months ended Feb. 29, 2008 (Unaudited)	Year ended Aug. 31, 2007	Year ended Aug. 31, 2006	Year ended Aug. 31, 2005	Year ended Aug. 31, 2004	Period from Apr. 7, 2003[a] to Aug. 31, 2003
Net asset value, beginning of period	$134.35	$97.43	$77.92	$53.96	$45.13	$33.75

Income from investment operations:
Net investment income[b]	0.90	1.91	1.65	1.65	1.13	0.26
Net realized and unrealized gain[c]	8.37	36.58	18.85	24.72	7.97	11.12

Total from investment operations	9.27	38.49	20.50	26.37	9.10	11.38

Less distributions from:
Net investment income	(1.95)	(1.57)	(0.99)	(2.41)	(0.27)	–

Total distributions	(1.95)	(1.57)	(0.99)	(2.41)	(0.27)	–

Net asset value, end of period	$141.67	$134.35	$97.43	$77.92	$53.96	$45.13

Total return	6.78%[d]	39.86%	26.44%	46.17%	20.21%	33.72%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$26,030,952	$18,198,371	$11,969,380	$7,000,858	$1,958,596	$297,846
Ratio of expenses to average net assets prior to waived fees[e]	0.72%	0.74%	0.77%	0.78%	0.77%	0.78%
Ratio of expenses to average net assets after waived fees[e]	0.72%	0.74%	0.77%	0.77%	0.76%	0.78%
Ratio of expenses to average net assets after waived fees and exclusive of foreign taxes[e]	0.72%	0.74%	0.75%	0.74%	0.74%	0.72%
Ratio of net investment income to average net assets[e]	1.22%	1.63%	1.77%	2.40%	2.10%	1.58%
Portfolio turnover rate[f]	6%	5%	12%	9%	8%	10%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

14	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited)

iSHARES®, INC.

iShares, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company was incorporated under the laws of the State of Maryland on September 1, 1994 pursuant to amended and restated Articles of Incorporation.

These financial statements relate only to the iShares MSCI Emerging Markets Index Fund (the “Fund”).

The Fund’s investment objective is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of publicly traded equity securities in the aggregate in the global emerging markets, as measured by the MSCI Emerging Markets Index compiled by MSCI Inc. (“MSCI”). The investment adviser uses a “passive” or index approach to achieve the Fund’s investment objective. The Fund is classified as a non-diversified fund under the 1940 Act. Non-diversified funds generally hold securities of fewer companies than diversified funds and may be more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence affecting these companies.

The Fund invests in the securities of foreign issuers of certain emerging markets, which may involve certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Fund; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets and the risk of war.

Pursuant to the Company’s organizational documents, the Fund’s officers and directors are indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

1. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Company in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

The securities and other assets of the Fund are generally valued using market valuations. A market valuation generally means a valuation (i) obtained from an exchange, a pricing service or a major market maker (or dealer), (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service or a major market maker (or dealer) or (iii) based on amortized cost. In the case of shares of funds that are not traded on an exchange, a market valuation means such fund’s published net asset value per share. The investment adviser may use various pricing services or discontinue the use of any pricing service. A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation. In the event that current market valuations are not readily available or such valuations do not reflect current market values, the affected investments will be valued using fair value pricing pursuant to the pricing policy and procedures approved by the Board of Directors of the Company (the “Board”).

NOTES TO FINANCIAL STATEMENTS	15

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

Investments that may be valued using fair value pricing include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (i.e., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (i.e., an event that occurs after the close of the markets on which the security is traded but before the time as of which the Fund’s NAV is computed and that may materially affect the value of the Fund’s investments). Examples of events that may be “significant events” are government actions, natural disasters, armed conflict, acts of terrorism, and significant market fluctuations.

Valuing the Fund’s investments using fair value pricing will result in using prices for those investments that may differ from current market valuations. Accordingly, fair value pricing could result in a difference between the prices used to calculate the Fund’s net asset value and the prices used by the Fund’s benchmark index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Fund’s benchmark index.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, net of any foreign taxes withheld at source, and interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Fund are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Any use of a rate different from the rates used by MSCI may adversely affect the Fund’s ability to track its underlying index. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Fund as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

FOREIGN TAXES

The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, corporate events, capital gains on investments or currency repatriation. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign markets in which the Fund invests. These foreign taxes, if any, are paid by the Fund and are disclosed in the Statement of Operations. Foreign taxes payable as of February 29, 2008, if any, are reflected in the Fund’s Statement of Assets and Liabilities.

DISTRIBUTIONS TO SHAREHOLDERS

Distributions to shareholders from net investment income, if any, including any net foreign currency gains, are declared and distributed at least annually by the Fund. Distributions of net realized capital gains, if any, generally are declared and distributed once a year. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

16	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

FEDERAL INCOME TAXES

The Fund is treated as a separate entity for federal income tax purposes. It is the policy of the Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes was required for the six months ended February 29, 2008.

As of August 31, 2007, the tax year-end of the Fund, the Fund had tax basis net capital loss carryforwards of $840,778, $20,296,564, $11,239,258 and $29,973,301 expiring in 2012, 2013, 2014 and 2015, respectively. Such losses may be applied against any net realized taxable gains in each succeeding year or until their respective expiration dates, whichever occurs first.

The Fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” The Fund may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

The Fund reclassifies at the end of its tax year certain amounts to paid-in-capital from accumulated net realized gain (loss) on investments and foreign currency transactions and accumulated net investment income (loss), respectively, as a result of permanent book and tax differences primarily attributed to net investment loss, return of capital, passive foreign investment companies, realized foreign currency gains and losses and gains and losses on in-kind redemptions. These reclassifications have no effect on net assets or net asset value per share.

As of February 29, 2008, the cost of investments for federal income tax purposes was $25,927,451,083. Net unrealized appreciation was $1,878,857,549, of which $3,210,120,255 represented gross unrealized appreciation on securities and $1,331,262,706 represented gross unrealized depreciation on securities.

The Fund adopted Financial Accounting Standards Board (“FASB”) Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes – an Interpretation of FASB Statement No. 109.” FIN 48 clarifies the accounting for uncertainty in a tax position taken or expected to be taken in a tax return. FIN 48 provides guidance on the measurement, recognition, classification and disclosures of tax positions, along with accounting for the related interest and penalties. Management has reviewed the tax positions as of February 29, 2008, inclusive of the prior three open tax return years, and has determined that the implementation of FIN 48 did not have a material impact on the Fund’s financial statements.

2. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Company, Barclays Global Fund Advisors (“BGFA”) manages the investment of the Fund’s assets. BGFA is a California corporation indirectly owned by Barclays Bank PLC. Under the Investment Advisory Agreement, BGFA is responsible for all expenses (“Covered Expenses”) of the Company, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees and extraordinary expenses.

NOTES TO FINANCIAL STATEMENTS	17

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

For its investment advisory services to the Fund, BGFA is entitled to an annual investment advisory fee based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and another iShares Fund in the same advisory fee category, as follows:

Investment Advisory Fee	Aggregate Average Daily Net Assets
0.75%	First $14 billion
0.68	Over $14 billion, up to and including $28 billion
0.61	Over $28 billion

BGFA voluntarily waived a portion of its advisory fees for the Fund in an amount equal to the investment advisory fees payable on the amount of the Fund’s investment in other iShares MSCI Index Funds.

State Street Bank and Trust Company (“State Street”) serves as administrator, custodian and transfer agent for the Company. As compensation for its services, State Street receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly. These fees and expenses are Covered Expenses as defined above.

SEI Investments Distribution Co. (“SEI”) serves as the Fund’s underwriter and distributor of the shares of the Fund, pursuant to a Distribution Agreement with the Company. SEI does not receive a fee from the Fund for its distribution services.

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC”), the Fund is permitted to lend portfolio securities to Barclays Capital Inc. (“BarCap”). Pursuant to the same exemptive order, Barclays Global Investors, N.A. (“BGI”) serves as securities lending agent for the Fund. BarCap and BGI are affiliates of BGFA, the Fund’s investment adviser. As securities lending agent, BGI receives, as fees, a share of the income earned on investment of the cash collateral received for the loan of securities. For the six months ended February 29, 2008, BGI earned securities lending agent fees of $11,157,507.

The Fund may invest in the Institutional Shares of certain money market funds managed by BGFA, the Fund’s investment adviser, including the Government Money Market Fund (“GMMF”), Institutional Money Market Fund (“IMMF”), Prime Money Market Fund (“PMMF”) and Treasury Money Market Fund (“TMMF”) of Barclays Global Investors Funds. The GMMF, IMMF, PMMF and TMMF are feeder funds in a master/feeder fund structure that invest substantially all of their assets in the Government Money Market Master Portfolio, Money Market Master Portfolio, Prime Money Market Master Portfolio and Treasury Money Market Master Portfolio (collectively, the “Money Market Master Portfolios”), respectively, which are also managed by BGFA. While the GMMF, IMMF, PMMF and TMMF do not directly charge an investment advisory fee, the Money Market Master Portfolios in which they invest do charge an investment advisory fee. Income distributions from the GMMF, IMMF, PMMF and TMMF are declared daily and paid monthly from net investment income. Income distributions earned by the Fund from temporary cash investments are recorded as interest from affiliated issuers in the accompanying Statement of Operations. Income distributions earned by the Fund from the investment of securities lending collateral, if any, are included in securities lending income in the accompanying Statement of Operations.

The Fund may invest its securities lending cash collateral, if any, in the BGI Cash Premier Fund LLC (“Premier Fund”), an affiliated private money market fund managed by BGFA. Although the Premier Fund is not registered as an investment company under the 1940 Act, it intends to operate as a money market fund in compliance with Rule 2a-7 under the 1940 Act. See Note 5 for additional information regarding the Premier Fund.

The Fund, in order to improve its portfolio liquidity and its ability to track the MSCI Emerging Markets Index, may invest in shares of other iShares MSCI Index Funds that invest in securities in the Fund’s benchmark index. As of February 29, 2008, the Fund held shares of the iShares MSCI Malaysia, iShares MSCI South Korea and iShares MSCI Taiwan Index Funds.

18	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

For the six months ended February 29, 2008, the Fund had direct investments (exclusive of short-term investments) in issuers of which BGFA is an affiliate or issuers of which the Fund owns 5% or more of the outstanding voting securities as follows:

Name of Affiliated Issuer	Number of Shares Held Beginning of Period (in 000s)	Gross Additions (in 000s)	Gross Reductions (in 000s)	Number of Shares Held End of Period (in 000s)	Value at End of Period	Dividend Income	Net Realized Gain
iShares MSCI Malaysia Index Fund	1,100	–	–	1,100	$13,777,061	$445,966	$–
iShares MSCI South Korea Index Fund	602	427	213	816	46,351,242	303,605	4,385,795
iShares MSCI Taiwan Index Fund	3,100	2,139	1,471	3,768	58,141,783	1,481,837	704,381
Siam Makro PCL	9,843	6,950	3,500	13,293	41,600,016	367,926	4,314,611
Siliconware Precision Industries Co. SP ADR	37,664	23,891	18,245	43,310	354,274,778	(152,188)[a]	29,146,277

[a]	Prior period dividend income adjustment.

As of February 29, 2008, certain directors and officers of the Company are also officers of BGI and/or BGFA.

3. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended February 29, 2008, aggregated $1,622,465,209 and $1,563,040,995, respectively.

In-kind purchases and sales (see Note 4) for the six months ended February 29, 2008, aggregated $13,880,635,168 and $6,659,055,912, respectively.

4. CAPITAL SHARE TRANSACTIONS

The Company issues and redeems capital shares of the Fund only in aggregations of a specified number of shares (each, a “Creation Unit”) at net asset value. Except when aggregated in Creation Units, shares of the Fund are not redeemable. Transactions in capital shares for the Fund are disclosed in detail in the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of the Fund generally consists of the in-kind deposit of a designated portfolio of equity securities, which constitutes a substantial replication, or a portfolio sampling representation of the securities involved in the MSCI Emerging Markets Index and an amount of cash. Investors purchasing and redeeming Creation Units pay a purchase transaction fee and a redemption transaction fee directly to State Street, the administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities related to in-kind transactions” in the Statement of Assets and Liabilities.

NOTES TO FINANCIAL STATEMENTS	19

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

5. LOANS OF PORTFOLIO SECURITIES

The Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by the Fund is required to have a value of at least 102% of the market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan. The risks to the Fund of securities lending are that the borrower may not provide additional collateral when required or may not return the securities when due.

As of February 29, 2008, the Fund had loaned securities which were collateralized by cash. The cash collateral received was invested in the Premier Fund. The Premier Fund seeks to achieve its investment objective by investing in a portfolio of high-quality, short-term fixed-income instruments, including money market funds (which may be managed by BGFA or its affiliate) and other instruments that, at the time of investment, have remaining maturities of 397 calendar days or less from the date of acquisition.

The market value of the securities on loan as of February 29, 2008 and the value of the related collateral are disclosed in the Statement of Assets and Liabilities. Securities lending income, as disclosed in the Fund’s Statement of Operations, represents the income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to BGI as securities lending agent.

6. RECENTLY ISSUED ACCOUNTING PRONOUNCEMENT

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. Management does not believe that the adoption of this standard will have a material impact on the Fund’s financial statements.

20	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

The iShares® Family of Funds

The following is a list of iShares Funds being offered, along with their respective exchange trading symbols. Please call 1-800-iShares (1-800-474-2737) to obtain a prospectus for any iShares Fund. The prospectus contains more complete information, including charges, expenses, investment objectives and risk factors that should be carefully considered to determine if the Fund(s) are an appropriate investment for you. Read the prospectus(es) carefully before investing. Investing involves risk, including possible loss of principal.

iShares S&P Domestic Index Funds

iShares S&P 1500 (ISI)

iShares S&P 100 (OEF)

iShares S&P 500 (IVV)

iShares S&P 500 Growth (IVW)

iShares S&P 500 Value (IVE)

iShares S&P MidCap 400 (IJH)

iShares S&P MidCap 400 Growth (IJK)

iShares S&P MidCap 400 Value (IJJ)

iShares S&P SmallCap 600 (IJR)

iShares S&P SmallCap 600 Growth (IJT)

iShares S&P SmallCap 600 Value (IJS)

iShares S&P North American Natural Resources Sector (IGE)

iShares S&P North American Technology-Multimedia Networking (IGN)

iShares S&P North American Technology- Semiconductors (IGW)

iShares S&P North American Technology-Software (IGV)

iShares S&P North American Technology Sector (IGM)

iShares Domestic Sector Index Funds

iShares Cohen & Steers Realty Majors (ICF)

iShares Dow Jones U.S. Basic Materials Sector (IYM)

iShares Dow Jones U.S. Consumer Services Sector (IYC)

iShares Dow Jones U.S. Consumer Goods Sector (IYK)

iShares Dow Jones U.S. Energy Sector (IYE)

iShares Dow Jones U.S. Financial Sector (IYF)

iShares Dow Jones U.S. Financial Services (IYG)

iShares Dow Jones U.S. Healthcare Sector (IYH)

iShares Dow Jones U.S. Industrial Sector (IYJ)

iShares Dow Jones U.S. Real Estate (IYR)

iShares Dow Jones U.S. Technology Sector (IYW)

iShares Dow Jones U.S. Telecommunications Sector (IYZ)

iShares Dow Jones Transportation Average (IYT)

iShares Dow Jones U.S. Utilities Sector (IDU)

iShares Dow Jones U.S. (IYY)

iShares Nasdaq Biotechnology (IBB)

iShares Domestic Subsector Index Funds

iShares Dow Jones U.S. Aerospace & Defense (ITA)

iShares Dow Jones U.S. Broker-Dealers (IAI)

iShares Dow Jones U.S. Healthcare Providers (IHF)

iShares Dow Jones U.S. Home Construction (ITB)

iShares Dow Jones U.S. Insurance (IAK)

iShares Dow Jones U.S. Medical Devices (IHI)

iShares Dow Jones U.S. Oil & Gas Exploration & Production (IEO)

iShares Dow Jones U.S. Oil Equipment & Services (IEZ)

iShares Dow Jones U.S. Pharmaceuticals (IHE)

iShares Dow Jones U.S. Regional Banks (IAT)

iShares FTSE NAREIT Industrial/Office (FIO)

iShares FTSE NAREIT Mortgage REITs (REM)

iShares FTSE NAREIT Real Estate 50 (FTY)

iShares FTSE NAREIT Residential (REZ)

iShares FTSE NAREIT Retail (RTL)

iShares Global Index Funds

iShares S&P Global 100 (IOO)

iShares S&P Global Consumer Discretionary Sector (RXI)

iShares S&P Global Consumer Staples Sector (KXI)

iShares S&P Global Energy Sector (IXC)

iShares S&P Global Financials Sector (IXG)

iShares S&P Global Healthcare Sector (IXJ)

iShares S&P Global Industrials Sector (EXI)

iShares S&P Global Infrastructure (IGF)

iShares S&P Global Materials Sector (MXI)

iShares S&P Global Technology Sector (IXN)

iShares S&P Global Telecommunications Sector (IXP)

iShares S&P Global Utilities Sector (JXI)

iShares Russell Index Funds

iShares Russell 3000 (IWV)

iShares Russell 3000 Growth (IWZ)

iShares Russell 3000 Value (IWW)

iShares Russell 1000 (IWB)

iShares Russell 1000 Growth (IWF)

iShares Russell 1000 Value (IWD)

iShares Russell Midcap (IWR)

iShares Russell Midcap Growth (IWP)

iShares Russell Midcap Value (IWS)

iShares Russell 2000 (IWM)

iShares Russell 2000 Growth (IWO)

iShares Russell 2000 Value (IWN)

iShares Russell Microcap (IWC)

iShares International Country Index Funds

iShares FTSE/Xinhua China 25 (FXI)

iShares MSCI Australia (EWA)

iShares MSCI Austria (EWO)

iShares MSCI Belgium (EWK)

iShares MSCI Brazil (EWZ)

iShares MSCI Canada (EWC)

iShares MSCI Chile (ECH)

iShares MSCI France (EWQ)

iShares MSCI Germany (EWG)

iShares MSCI Hong Kong (EWH)

iShares MSCI Israel Capped Investable Market (EIS)

iShares MSCI Italy (EWI)

iShares MSCI Japan (EWJ)

iShares MSCI Japan Small Cap (SCJ)

iShares MSCI Malaysia (EWM)

iShares MSCI Mexico (EWW)

iShares MSCI Netherlands (EWN)

iShares MSCI Singapore (EWS)

iShares MSCI South Africa (EZA)

iShares MSCI South Korea (EWY)

iShares MSCI Spain (EWP)

iShares MSCI Sweden (EWD)

iShares MSCI Switzerland (EWL)

iShares MSCI Taiwan (EWT)

iShares MSCI Thailand Investable Market (THD)

iShares MSCI Turkey Investable Market (TUR)

iShares MSCI United Kingdom (EWU)

iShares S&P/TOPIX 150 (ITF)

iShares Bond Funds

iShares Lehman Aggregate (AGG)

iShares Lehman Short Treasury (SHV)

iShares Lehman 1-3 Year Treasury (SHY)

iShares Lehman 3-7 Year Treasury (IEI)

iShares Lehman 7-10 Year Treasury (IEF)

iShares Lehman 10-20 Year Treasury (TLH)

iShares Lehman 20+ Year Treasury (TLT)

iShares Lehman TIPS (TIP)

iShares Lehman Credit (CFT)

iShares Lehman 1-3 Year Credit (CSJ)

iShares Lehman Intermediate Credit (CIU)

iShares iBoxx $ Investment Grade Corporate (LQD)

iShares iBoxx $ High Yield Corporate (HYG)

iShares Lehman Government/Credit (GBF)

iShares Lehman Intermediate Government/Credit (GVI)

iShares Lehman MBS (MBB)

iShares S&P National Municipal (MUB)

iShares S&P California Municipal (CMF)

iShares S&P New York Municipal (NYF)

iShares JPMorgan USD Emerging Markets (EMB)

iShares Specialty Index Funds

iShares KLD 400 Social (DSI)

iShares KLD Select SocialSM (KLD)

iShares Dow Jones Select Dividend (DVY)

iShares Dow Jones EPAC Select Dividend (IDV)

iShares S&P U.S. Preferred Stock (PFF)

iShares International Index Funds

iShares FTSE Developed Small Cap ex-North America (IFSM)

iShares FTSE EPRA/NAREIT Global Real Estate ex-U.S. (IFGL)

iShares FTSE EPRA/NAREIT North America (IFNA)

iShares FTSE EPRA/NAREIT Europe (IFEU)

iShares FTSE EPRA/NAREIT Asia (IFAS)

iShares MSCI ACWI (ACWI)

iShares MSCI ACWI ex US (ACWX)

iShares MSCI BRIC (BKF)

iShares MSCI EAFE (EFA)

iShares MSCI EAFE Growth (EFG)

iShares MSCI EAFE Value (EFV)

iShares MSCI EAFE Small Cap (SCZ)

iShares MSCI Emerging Markets (EEM)

iShares MSCI EMU (EZU)

iShares MSCI Kokusai (TOK)

iShares MSCI Pacific ex-Japan (EPP)

iShares S&P Asia 50 (AIA)

iShares S&P Europe 350 (IEV)

iShares S&P Latin America 40 (ILF)

iShares S&P World ex-U.S. Property (WPS)

iSHARES FAMILY OF FUNDS	21

The iShares® Family of Funds (Continued)

iShares Morningstar Index Funds

iShares Morningstar Large Core (JKD)

iShares Morningstar Large Growth (JKE)

iShares Morningstar Large Value (JKF)

iShares Morningstar Mid Core (JKG)

iShares Morningstar Mid Growth (JKH)

iShares Morningstar Mid Value (JKI)

iShares Morningstar Small Core (JKJ)

iShares Morningstar Small Growth (JKK)

iShares Morningstar Small Value (JKL)

iShares NYSE Index Funds

iShares NYSE Composite (NYC)

iShares NYSE 100 (NY)

iShares® is a registered trademark of Barclays Global Investors, N.A. The iShares Funds are not sponsored, endorsed or issued by Lehman Brothers, nor are they sponsored, endorsed, issued, sold or promoted by Cohen & Steers Capital Management, Inc., Dow Jones & Company, Inc., European Public Real Estate Association (“EPRA®”), FTSE International Limited (“FTSE”), FTSE/Xinhua Index Limited (“FXI”), iBoxx®, J.P. Morgan Securities Inc., KLD Research & Analytics, Inc., MSCI Inc., Morningstar Inc., The NASDAQ Stock Market, Inc., National Association of Real Estate Investment Trusts (“NAREIT”), New York Stock Exchange, Inc., Frank Russell Company, or Standard & Poor’s. None of these companies make any representation regarding the advisability of investing in the iShares Funds. Neither SEI nor BGI, nor any of their affiliates, are affiliated with the companies listed above. FXI does not make any warranty regarding the FTSE/Xinhua Index. All rights in the FTSE/Xinhua Index vest in FXI. Neither FTSE nor NAREIT makes any warranty regarding the FTSE NAREIT Real Estate 50 Index, FTSE NAREIT Residential Index, FTSE NAREIT Retail Index, FTSE NAREIT Mortgage REITs Index or FTSE NAREIT Industrial/Office Index; all rights vest in NAREIT. Neither FTSE nor NAREIT makes any warranty regarding the FTSE EPRA/NAREIT Global Real Estate ex-US/North America/Europe/Asia Index; all rights vest in FTSE, NAREIT, and EPRA. All rights in the FTSE Developed Small Cap ex-North America Index vest in FTSE. “FTSE” is a trade- and servicemark of London Stock Exchange and The Financial Times Limited; “Xinhua” is a trade- and service mark of Xinhua Financial Network Limited. “NAREIT” is a trademark of NAREIT; “EPRA®” is a trademark of EPRA.

An investment in the Fund(s) is not a deposit of a bank and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

This advertising section does not constitute part of the 2008 Semi-Annual Report.

6712-iS-0408

22	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

The iShares Funds are distributed by SEI Investments Distribution Co. (SEI). Barclays Global Fund Advisors (BGFA) serves as an adviser to the iShares Funds. BGFA is a subsidiary of Barclays Global Investors, N.A., a majority-owned subsidiary of Barclays Bank PLC, none of which are affiliated with SEI.

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. Neither SEI nor BGI, nor any of their affiliates, are affiliated with the company listed above.

©2008 Barclays Global Investors. All rights reserved. iShares® is a registered trademark of Barclays Global Investors, N.A. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

Investing involves risk, including possible loss of principal.

A description of the policies that the Fund uses to determine how to vote proxies relating to portfolio securities and information about how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Fund's website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q is available on the SEC's website or may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund also discloses its complete schedule of portfolio holdings on a monthly basis on the Fund's website.

This report is intended for the Fund's shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

BGI-F-038-04008

For more information visit our website
or call 1-800-iShares (1-800-474-2737)
www.iShares.com

iShares®

BARCLAYS

Item 2.	Code of Ethics.

Not applicable to this semi-annual filing.

Item 3.	Audit Committee Financial Expert.

Not applicable to this semi-annual filing.

Item 4.	Principal Accountant Fees and Services.

Not applicable to this semi-annual filing.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to this semi-annual filing.

Item 6.	Schedule of Investments.

The Funds’ full schedules of investments are included as part of the reports to shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8:	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 10.	Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Directors.

Item 11.	Controls and Procedures.

(a) The President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the Registrant (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are reasonably designed to achieve the purposes described in Section 4(a) of the attached certification.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a) (1) Not applicable to this semi-annual filing.

(a) (2) Section 302 Certifications are attached.

(a) (3) Not applicable to the Registrant.

(b) Section 906 Certifications are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares, Inc.

By:	/s/ Michael A. Latham
Michael A. Latham, President (Principal Executive Officer)
Date: April 17, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Michael A. Latham
Michael A. Latham, President (Principal Executive Officer)
Date: April 17, 2008

By:	/s/ Geoffrey D. Flynn
Geoffrey D. Flynn, Treasurer and Chief Financial Officer (Principal Financial Officer)
Date: April 17, 2008